UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – December 31, 2017

Item 1: Reports to Shareholders

Annual Report | December 31, 2017

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Results of Proxy Voting.	7
Tax-Managed Balanced Fund.	9
Tax-Managed Capital Appreciation Fund.	94
Tax-Managed Small-Cap Fund.	117
Your Fund’s After-Tax Returns.	140
About Your Fund’s Expenses.	141
Glossary.	143

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• U.S. stocks hit record highs in 2017 as investors welcomed tax legislation, strong corporate profits, low unemployment, and solid economic growth. The overall U.S. bond market, meanwhile, recorded a modest advance.

• Returns for the Vanguard Tax-Managed Funds ranged from 12.64% for the Balanced Fund to 22.40% for the Capital Appreciation Fund. The Small-Cap Fund’s 13.05% return fell in between. (Returns cited are for Admiral Shares.)

• Results for all three funds were in line with their benchmark indexes. Returns for both the Capital Appreciation Fund and the Small-Cap Fund exceeded the average returns of respective peer funds. The Balanced Fund was a step behind the average return of peers.

• The municipal bond market, as measured by the Bloomberg Barclays 1–15 Year Municipal Bond Index, returned 4.33% for 2017. Municipal bonds make up about half the Balanced Fund’s assets.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Tax-Managed Balanced Fund	12.64%
Tax-Managed Balanced Composite Index	12.75
Mixed-Asset Target Allocation Moderate Funds Average	12.80
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	22.40%
Institutional Shares	22.43
Russell 1000 Index	21.69
Multi-Cap Core Funds Average	19.15
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	13.05%
Institutional Shares	13.08
S&P SmallCap 600 Index	13.23
Small-Cap Core Funds Average	12.52
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Tax-Managed Balanced Fund	6.67%
Tax-Managed Balanced Composite Index	6.86
Mixed-Asset Target Allocation Moderate Funds Average	4.87
For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Capital Appreciation Fund Admiral Shares	8.74%
Russell 1000 Index	8.59
Multi-Cap Core Funds Average	6.74
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Small-Cap Fund Admiral Shares	10.39%
S&P SmallCap 600 Index	10.43
Small-Cap Core Funds Average	7.74
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.09%	—	0.86%
Tax-Managed Capital Appreciation Fund	0.09	0.06%	1.12
Tax-Managed Small-Cap Fund	0.09	0.06	1.24

The fund expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.09%; for the
Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed
Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital
Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Chairman’s Perspective

Bill McNabb
Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,630,454,415	36,508,105	98.6%
Emerson U. Fullwood	2,629,154,564	37,807,957	98.6%
Amy Gutmann	2,628,957,153	38,005,368	98.6%
JoAnn Heffernan Heisen	2,629,956,611	37,005,910	98.6%
F. Joseph Loughrey	2,630,059,207	36,903,313	98.6%
Mark Loughridge	2,630,084,949	36,877,571	98.6%
Scott C. Malpass	2,629,501,177	37,461,343	98.6%
F. William McNabb III	2,628,454,104	38,508,417	98.6%
Deanna Mulligan	2,631,115,438	35,847,082	98.7%
André F. Perold	2,626,332,823	40,629,698	98.5%
Sarah Bloom Raskin	2,630,118,120	36,844,401	98.6%
Peter F. Volanakis	2,629,934,484	37,028,036	98.6%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Managed Balanced Fund	64,232,022	3,544,934	2,815,788	10,411,378	79.3%
Tax-Managed Capital
Appreciation Fund	41,593,903	1,921,042	1,413,995	6,771,902	80.5%
Tax-Managed Small-Cap Fund	55,430,034	2,708,645	2,045,729	12,889,680	75.9%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Managed Balanced Fund	64,920,403	3,339,211	2,333,130	10,411,378	80.1%
Tax-Managed Capital
Appreciation Fund	42,007,267	1,858,280	1,063,393	6,771,902	81.3%
Tax-Managed Small-Cap Fund	56,071,529	2,488,018	1,624,860	12,889,680	76.7%

Shareholders of Vanguard Tax-Managed Small-Cap Fund did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Managed Small-Cap Fund	12,111,344	3,284,024	44,789,039	12,889,680	16.6%

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2017

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	880	978	3,775
Median Market Cap	$77.2B	$83.1B	$66.8B
Price/Earnings Ratio	22.0x	22.9x	22.8x
Price/Book Ratio	3.1x	3.1x	3.0x
Return on Equity	15.7%	15.9%	15.1%
Earnings Growth Rate	10.4%	9.8%	9.9%
Dividend Yield	1.6%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.09%	—	—
30-Day SEC Yield	1.81%	—	—
Short-Term Reserves	-0.1%	—	—

Fixed Income Characteristics

		Bloomberg Bloomberg
		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index

Number of Bonds	1,807	40,822	50,820
Yield to Maturity
(before expenses)	2.2%	2.1%	2.4%
Average Coupon	4.7%	4.8%	4.7%
Average Duration	5.4 years	4.7 years	5.8 years
Average Stated
Maturity	9.0 years	8.0 years	13.0 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.87
Beta	0.96	0.42

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	3.4%
Alphabet Inc.	Computer Services
	Software & Systems	2.5
Microsoft Corp.	Computer Services
	Software & Systems	2.4
Amazon.com Inc.	Diversified Retail	1.8
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.7
Facebook Inc.	Computer Services
	Software & Systems	1.7
Johnson & Johnson	Pharmaceuticals	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Exxon Mobil Corp.	Oil: Integrated	1.3
Bank of America Corp.	Banks: Diversified	1.1
Top Ten		18.7%
Top Ten as % of Total Net Assets		9.0%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2017, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratio was 0.09%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)

			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer Discretionary	14.2%	13.8%	13.9%
Consumer Staples	6.8	6.7	6.3
Energy	5.8	6.0	5.8
Financial Services	21.0	21.1	21.4
Health Care	12.7	13.0	13.1
Materials & Processing	3.7	3.7	4.0
Other	0.0	0.0	0.3
Producer Durables	11.1	10.9	11.0
Technology	19.8	19.9	19.4
Utilities	4.9	4.9	4.8

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	22.3%
AA	48.9
A	19.4
BBB	7.7
BB	0.4
B	0.4
Not Rated	0.9

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit
Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	6.6%
1 - 3 Years	11.9
3 - 5 Years	13.3
5 - 10 Years	26.0
10 - 20 Years	41.5
20 - 30 Years	0.6
Over 30 Years	0.1

Largest Area Concentrations (% of fixed
income portfolio)
New York	14.7%
California	12.3
Texas	9.7
Illinois	5.8
Florida	4.8
Pennsylvania	4.8
Maryland	4.1
Ohio	3.1
Virginia	3.0
Michigan	2.9
Top Ten	65.2%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Balanced Fund	12.64%	8.93%	6.67%	$19,079
Tax-Managed Balanced Composite
Index	12.75	9.09	6.86	19,422
Mixed-Asset Target Allocation
Moderate Funds Average	12.80	7.17	4.87	16,083
Bloomberg Barclays Municipal Bond
Index	5.45	3.02	4.46	15,464
Dow Jones U.S. Total Stock Market
Float Adjusted Index	21.16	15.52	8.66	22,948

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

Tax-Managed Balanced Fund
Tax-Managed Balanced Composite Index
For a benchmark description, see the Glossary.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (48.0%)[1]
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	29,837	34,893
	Home Depot Inc.	87,299	16,546
	Comcast Corp. Class A	334,889	13,412
	Walt Disney Co.	112,666	12,113
	Wal-Mart Stores Inc.	105,249	10,393
	McDonald’s Corp.	59,574	10,254
*	Priceline Group Inc.	3,715	6,456
	NIKE Inc. Class B	93,628	5,856
*	Netflix Inc.	30,024	5,763
	Costco Wholesale Corp.	30,493	5,675
	Starbucks Corp.	95,723	5,497
	Lowe’s Cos. Inc.	58,497	5,437
	Time Warner Inc.	52,661	4,817
*	Charter Communications
	Inc. Class A	13,941	4,684
	Marriott International Inc.
	Class A	28,686	3,894
	General Motors Co.	91,500	3,751
*	eBay Inc.	96,347	3,636
*	Dollar Tree Inc.	33,373	3,581
*	Tesla Inc.	11,422	3,556
	TJX Cos. Inc.	42,486	3,248
	Ford Motor Co.	252,000	3,147
	Twenty-First Century Fox
	Inc. Class A	76,951	2,657
	Ross Stores Inc.	33,108	2,657
*	Mohawk Industries Inc.	9,075	2,504
	CBS Corp. Class B	41,216	2,432
*	LKQ Corp.	57,630	2,344
	Estee Lauder Cos. Inc.
	Class A	17,818	2,267
*	NVR Inc.	645	2,263
*	AutoZone Inc.	2,916	2,074
*	O’Reilly Automotive Inc.	8,549	2,056
	Dollar General Corp.	22,000	2,046
	VF Corp.	26,400	1,954

			Market
			Value•
		Shares	($000)
	Yum! Brands Inc.	23,005	1,877
	Royal Caribbean Cruises
	Ltd.	15,347	1,831
*	Visteon Corp.	14,540	1,820
	DR Horton Inc.	34,933	1,784
	Thor Industries Inc.	11,733	1,768
	MGM Resorts International	52,646	1,758
	Lear Corp.	9,633	1,702
	Carnival Corp.	24,050	1,596
	Domino’s Pizza Inc.	8,345	1,577
	Target Corp.	24,067	1,570
	Sirius XM Holdings Inc.	285,925	1,533
*	Live Nation Entertainment
	Inc.	34,190	1,455
	Newell Brands Inc.	46,696	1,443
	Lennar Corp. Class A	22,169	1,402
	Las Vegas Sands Corp.	20,000	1,390
	Yum China Holdings Inc.	34,065	1,363
*	WABCO Holdings Inc.	9,495	1,363
	Expedia Inc.	11,176	1,339
	Hilton Worldwide Holdings
	Inc.	16,450	1,314
	Wyndham Worldwide
	Corp.	11,225	1,301
	Fortune Brands Home
	& Security Inc.	18,483	1,265
*	Ulta Beauty Inc.	5,266	1,178
*	ServiceMaster Global
	Holdings Inc.	22,730	1,165
	News Corp. Class A	71,840	1,165
*	DISH Network Corp.
	Class A	24,276	1,159
	PVH Corp.	8,403	1,153
	Tapestry Inc.	24,420	1,080
	Best Buy Co. Inc.	15,300	1,048
*	Madison Square Garden
	Co. Class A	4,889	1,031
	Service Corp. International	26,808	1,000
	Gentex Corp.	46,360	971

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Aptiv plc	11,093	941
	Twenty-First Century Fox
	Inc.	27,500	938
	Tractor Supply Co.	12,514	935
*	Lululemon Athletica Inc.	11,665	917
	Dunkin’ Brands Group Inc.	13,942	899
*	Liberty Media Corp-Liberty
	SiriusXM Class C	21,758	863
	Wendy’s Co.	51,618	848
	Wynn Resorts Ltd.	4,991	841
	Scripps Networks
	Interactive Inc. Class A	9,268	791
*	Lions Gate Entertainment
	Corp. Class B	24,614	781
*	CarMax Inc.	12,071	774
	Hanesbrands Inc.	36,400	761
*	Liberty Media Corp-Liberty
	SiriusXM Class A	18,974	753
*	Norwegian Cruise Line
	Holdings Ltd.	13,853	738
	Omnicom Group Inc.	9,279	676
	Polaris Industries Inc.	5,200	645
*	Hilton Grand Vacations Inc.	15,055	632
	Advance Auto Parts Inc.	6,304	628
	Harley-Davidson Inc.	12,290	625
	Kohl’s Corp.	11,385	617
*	Liberty Broadband Corp.	7,096	604
	Gap Inc.	17,685	602
	John Wiley & Sons Inc.
	Class A	9,018	593
	Vail Resorts Inc.	2,700	574
*	Liberty Expedia Holdings
	Inc. Class A	12,550	556
	Coty Inc. Class A	25,652	510
*	Liberty Broadband Corp.
	Class A	5,386	458
	BorgWarner Inc.	8,952	457
	Adient plc	5,647	444
*	AutoNation Inc.	8,427	433
*	Liberty Ventures Class A	7,906	429
*	Liberty Media Corp-Liberty
	Formula One	12,300	420
	AMERCO	1,097	415
	Hasbro Inc.	4,500	409
*	Liberty Interactive Corp.
	QVC Group Class A	16,077	393
	Darden Restaurants Inc.	3,980	382
*	Bright Horizons Family
	Solutions Inc.	3,993	375
	Genuine Parts Co.	3,903	371
	Tiffany & Co.	3,500	364
*	Skechers U. S. A. Inc.
	Class A	9,179	347
	Whirlpool Corp.	2,008	339

			Market
			Value•
		Shares	($000)
*	Under Armour Inc. Class A	23,425	338
	Nielsen Holdings plc	9,228	336
*	Lions Gate Entertainment
	Corp. Class A	9,427	319
	Ralph Lauren Corp. Class A	3,073	319
*	Michael Kors Holdings Ltd.	4,972	313
*	Murphy USA Inc.	3,858	310
	Aramark	7,098	303
*	TripAdvisor Inc.	8,516	293
*	Burlington Stores Inc.	2,300	283
	Nordstrom Inc.	5,400	256
	Signet Jewelers Ltd.	4,400	249
*	Hyatt Hotels Corp. Class A	3,344	246
	Dillard’s Inc. Class A	3,953	237
*	Urban Outfitters Inc.	6,511	228
	Bed Bath & Beyond Inc.	10,100	222
*	Floor & Decor Holdings Inc.
	Class A	4,511	220
*	Fitbit Inc. Class A	37,908	216
	Interpublic Group of Cos.
	Inc.	10,283	207
	Williams-Sonoma Inc.	4,000	207
	Brinker International Inc.	5,137	200
	PulteGroup Inc.	6,000	200
*	Delphi Technologies plc	3,697	194
	Goodyear Tire & Rubber Co.	5,972	193
*	Under Armour Inc.	13,969	186
*	Chipotle Mexican Grill Inc.
	Class A	587	170
*	Avis Budget Group Inc.	3,466	152
*	Michaels Cos. Inc.	5,723	138
	Viacom Inc. Class B	4,424	136
*	Sally Beauty Holdings Inc.	6,500	122
*	AMC Networks Inc. Class A	2,253	122
*	Liberty Media Corp-Liberty
	Formula One Class A	3,564	117
	Toll Brothers Inc.	2,401	115
	KAR Auction Services Inc.	2,200	111
*	Vista Outdoor Inc.	7,611	111
	Leggett & Platt Inc.	2,300	110
	Penske Automotive Group
	Inc.	2,200	105
	Garmin Ltd.	1,500	89
*	Discovery Communications
	Inc. Class A	3,841	86
*	Wayfair Inc.	1,068	86
*	Discovery Communications
	Inc.	3,907	83
*	Tempur Sealy International
	Inc.	1,303	82
*	Hertz Global Holdings Inc.	3,462	77
	Lennar Corp. Class B	1,151	59
	Carter’s Inc.	400	47
	H&R Block Inc.	1,700	45

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Entercom
	Communications Corp.
	Class A	171	2
			268,582
Consumer Staples (3.3%)
	Procter & Gamble Co.	195,427	17,956
	Coca-Cola Co.	280,264	12,858
	Philip Morris International
	Inc.	116,249	12,282
	PepsiCo Inc.	93,764	11,244
	Altria Group Inc.	141,180	10,082
	CVS Health Corp.	75,992	5,509
	Colgate-Palmolive Co.	64,670	4,879
	Mondelez International
	Inc. Class A	109,437	4,684
*	Monster Beverage Corp.	68,195	4,316
	Walgreens Boots Alliance
	Inc.	58,778	4,268
	Kraft Heinz Co.	39,559	3,076
	Constellation Brands Inc.
	Class A	12,887	2,946
	Kimberly-Clark Corp.	22,621	2,729
	Tyson Foods Inc. Class A	27,013	2,190
	General Mills Inc.	32,466	1,925
	Sysco Corp.	28,697	1,743
	Dr Pepper Snapple Group
	Inc.	16,632	1,614
	Kroger Co.	58,600	1,609
	Brown-Forman Corp.
	Class B	22,451	1,542
	Hershey Co.	13,200	1,498
	Clorox Co.	10,000	1,487
	Archer-Daniels-Midland
	Co.	35,973	1,442
*	US Foods Holding Corp.	42,844	1,368
	Ingredion Inc.	9,319	1,303
	McCormick & Co. Inc.	12,780	1,302
	Church & Dwight Co. Inc.	25,710	1,290
*	Herbalife Ltd.	17,937	1,215
*	Blue Buffalo Pet Products
	Inc.	37,022	1,214
	JM Smucker Co.	9,651	1,199
	Molson Coors Brewing
	Co. Class B	14,200	1,165
	Hormel Foods Corp.	30,684	1,117
	Kellogg Co.	11,475	780
*	Post Holdings Inc.	9,694	768
	Conagra Brands Inc.	18,122	683
	Bunge Ltd.	7,914	531
*	Edgewell Personal Care
	Co.	8,773	521
*	Hain Celestial Group Inc.	12,125	514
*	Pilgrim’s Pride Corp.	13,362	415

			Market
			Value•
		Shares	($000)
*	Sprouts Farmers Market
	Inc.	14,002	341
	Energizer Holdings Inc.	6,965	334
	Lamb Weston Holdings
	Inc.	5,600	316
	Campbell Soup Co.	5,817	280
	Pinnacle Foods Inc.	2,000	119
	Flowers Foods Inc.	4,800	93
	Casey’s General Stores
	Inc.	200	22
			128,769
Energy (2.8%)
	Exxon Mobil Corp.	303,615	25,394
	Chevron Corp.	135,332	16,942
	Schlumberger Ltd.	100,467	6,770
	EOG Resources Inc.	44,956	4,851
	ConocoPhillips	84,912	4,661
	Phillips 66	33,106	3,349
	Pioneer Natural Resources
	Co.	17,381	3,004
	Halliburton Co.	59,825	2,924
	Valero Energy Corp.	31,400	2,886
*	Concho Resources Inc.	18,921	2,842
	Kinder Morgan Inc.	126,000	2,277
	Marathon Petroleum Corp.	34,482	2,275
	Occidental Petroleum Corp.	26,766	1,972
	Anadarko Petroleum Corp.	32,492	1,743
*	Continental Resources Inc.	28,933	1,533
	Williams Cos. Inc.	48,200	1,470
	Andeavor	11,100	1,269
*	Transocean Ltd.	117,426	1,254
	Cimarex Energy Co.	9,876	1,205
*	Diamondback Energy Inc.	9,353	1,181
*	Cheniere Energy Inc.	21,179	1,140
	Devon Energy Corp.	26,954	1,116
	EQT Corp.	17,576	1,000
	Marathon Oil Corp.	57,682	977
*	Newfield Exploration Co.	29,806	940
	Cabot Oil & Gas Corp.	31,004	887
	Noble Energy Inc.	28,498	830
*	Energen Corp.	13,916	801
	Hess Corp.	16,730	794
	National Oilwell Varco Inc.	21,529	775
	ONEOK Inc.	13,584	726
	RPC Inc.	26,456	675
	Patterson-UTI Energy Inc.	28,702	660
	Apache Corp.	15,638	660
	HollyFrontier Corp.	12,392	635
	Helmerich & Payne Inc.	7,915	512
*	Parsley Energy Inc.
	Class A	16,086	474
*	Antero Resources Corp.	23,610	449
	Valvoline Inc.	17,015	426
*	Southwestern Energy Co.	71,098	397

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Baker Hughes a GE Co.	11,650	369
*	Chesapeake Energy Corp.	78,915	313
*	Extraction Oil & Gas Inc.	20,697	296
*	WPX Energy Inc.	20,642	290
*	Centennial Resource
	Development Inc. Class A	13,586	269
	CNX Resources Corp.	17,885	262
*	RSP Permian Inc.	6,308	257
	PBF Energy Inc. Class A	7,200	255
*	Gulfport Energy Corp.	18,898	241
	Murphy Oil Corp.	7,300	227
*	QEP Resources Inc.	15,100	145
*	First Solar Inc.	2,122	143
*	Laredo Petroleum Inc.	12,991	138
*	Weatherford International
	plc	27,477	115
	Nabors Industries Ltd.	16,420	112
	Range Resources Corp.	6,046	103
*	Diamond Offshore Drilling
	Inc.	5,249	98
*	CONSOL Energy Inc.	2,235	88
*	Rowan Cos. plc Class A	4,859	76
*	Kosmos Energy Ltd.	9,946	68
	SM Energy Co.	2,600	57
	World Fuel Services Corp.	1,756	49
			108,647
Financial Services (10.1%)
*	Berkshire Hathaway Inc.
	Class B	162,294	32,170
	JPMorgan Chase & Co.	251,316	26,876
	Bank of America Corp.	706,036	20,842
	Wells Fargo & Co.	316,091	19,177
	Visa Inc. Class A	133,119	15,178
	Citigroup Inc.	194,398	14,465
	Mastercard Inc. Class A	67,200	10,171
	Goldman Sachs Group Inc.	30,493	7,768
*	PayPal Holdings Inc.	95,967	7,065
	American Express Co.	59,334	5,892
	US Bancorp	95,072	5,094
	American International
	Group Inc.	80,341	4,787
	American Tower Corp.	33,519	4,782
	Morgan Stanley	89,319	4,687
	Charles Schwab Corp.	89,405	4,593
	Chubb Ltd.	28,302	4,136
	BlackRock Inc.	8,031	4,126
	Simon Property Group Inc.	23,328	4,006
	Bank of New York Mellon
	Corp.	73,032	3,933
	PNC Financial Services
	Group Inc.	27,240	3,930
	CME Group Inc.	22,295	3,256
	Crown Castle International
	Corp.	29,283	3,251

			Market
			Value•
		Shares	($000)
	Capital One Financial Corp.	31,892	3,176
	Aon plc	22,882	3,066
	MetLife Inc.	59,540	3,010
	Prudential Financial Inc.	26,132	3,005
	Allstate Corp.	28,400	2,974
*	Fiserv Inc.	22,246	2,917
*	SBA Communications
	Corp. Class A	17,545	2,866
*	E*TRADE Financial Corp.	55,392	2,746
	Synchrony Financial	70,362	2,717
	Progressive Corp.	44,997	2,534
	SunTrust Banks Inc.	38,929	2,514
*	Equity Commonwealth	82,214	2,508
	Intercontinental Exchange
	Inc.	35,187	2,483
	Equinix Inc.	5,196	2,355
	S&P Global Inc.	13,731	2,326
	State Street Corp.	23,798	2,323
	BB&T Corp.	46,119	2,293
*	SVB Financial Group	9,795	2,290
	Marsh & McLennan Cos.
	Inc.	27,497	2,238
	Public Storage	10,472	2,189
	Travelers Cos. Inc.	15,946	2,163
	Equity Residential	33,625	2,144
	Prologis Inc.	32,800	2,116
	Moody’s Corp.	14,200	2,096
*	Markel Corp.	1,816	2,069
	Fidelity National Information
	Services Inc.	21,481	2,021
	Hartford Financial Services
	Group Inc.	33,742	1,899
	Discover Financial Services	24,229	1,864
	AvalonBay Communities
	Inc.	10,200	1,820
	Comerica Inc.	20,958	1,819
*	CBRE Group Inc. Class A	40,975	1,775
	Zions Bancorporation	34,541	1,756
	Digital Realty Trust Inc.	15,110	1,721
*	Arch Capital Group Ltd.	18,944	1,720
	Aflac Inc.	19,587	1,719
	Weyerhaeuser Co.	48,386	1,706
	KeyCorp	84,218	1,699
	Global Payments Inc.	16,878	1,692
*	Howard Hughes Corp.	12,834	1,685
	MSCI Inc. Class A	13,176	1,667
	Boston Properties Inc.	12,781	1,662
	Loews Corp.	32,874	1,645
	Torchmark Corp.	17,380	1,576
*	Alleghany Corp.	2,625	1,565
	Regions Financial Corp.	90,215	1,559
	Total System Services Inc.	19,350	1,530
	Welltower Inc.	23,800	1,518
	First Republic Bank	17,226	1,492

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Essex Property Trust Inc.	5,973	1,442
	Equifax Inc.	12,213	1,440
	Cboe Global Markets Inc.	11,525	1,436
	SEI Investments Co.	18,913	1,359
*	Square Inc.	38,728	1,343
	Unum Group	24,293	1,333
*	Credit Acceptance Corp.	4,061	1,314
	Reinsurance Group of
	America Inc. Class A	8,395	1,309
	Huntington Bancshares Inc.	89,700	1,306
	Lincoln National Corp.	16,530	1,271
*	Signature Bank	9,063	1,244
	East West Bancorp Inc.	20,444	1,244
*	Western Alliance Bancorp	21,808	1,235
	Fifth Third Bancorp	40,475	1,228
	Realty Income Corp.	21,500	1,226
	Vornado Realty Trust	15,600	1,220
	GGP Inc.	51,800	1,212
	TD Ameritrade Holding
	Corp.	23,647	1,209
	Ventas Inc.	19,800	1,188
	Equity LifeStyle Properties
	Inc.	13,123	1,168
	Extra Space Storage Inc.	13,300	1,163
	WR Berkley Corp.	15,951	1,143
	Nasdaq Inc.	14,723	1,131
*	First Data Corp. Class A	65,872	1,101
	FactSet Research Systems
	Inc.	5,644	1,088
	Synovus Financial Corp.	22,625	1,085
	Brown & Brown Inc.	20,544	1,057
	American Homes 4 Rent
	Class A	47,925	1,047
	Raymond James Financial
	Inc.	11,434	1,021
	SL Green Realty Corp.	10,059	1,015
	Assurant Inc.	10,042	1,013
	Lamar Advertising Co.
	Class A	13,558	1,007
	Douglas Emmett Inc.	24,033	987
	Camden Property Trust	10,700	985
	Everest Re Group Ltd.	4,400	974
	Federal Realty Investment
	Trust	7,319	972
	Commerce Bancshares Inc.	17,378	970
	Alliance Data Systems Corp.	3,804	964
	JBG SMITH Properties	27,687	962
	RenaissanceRe Holdings
	Ltd.	7,551	948
*	Zillow Group Inc.	23,114	946
	Forest City Realty Trust Inc.
	Class A	38,889	937
	Mid-America Apartment
	Communities Inc.	9,294	935

			Market
			Value•
		Shares	($000)
	Host Hotels & Resorts Inc.	46,699	927
*	TransUnion	16,844	926
	HCP Inc.	35,100	915
	Kilroy Realty Corp.	12,189	910
	Assured Guaranty Ltd.	26,202	887
	Associated Banc-Corp	34,176	868
	M&T Bank Corp.	4,999	855
	Franklin Resources Inc.	19,575	848
*	FleetCor Technologies Inc.	4,347	836
	Apartment Investment &
	Management Co.	18,776	821
	Regency Centers Corp.	11,800	816
	White Mountains Insurance
	Group Ltd.	922	785
	TCF Financial Corp.	37,574	770
	Empire State Realty Trust
	Inc.	37,439	769
	Affiliated Managers Group
	Inc.	3,684	756
	Hanover Insurance Group
	Inc.	6,939	750
	Jones Lang LaSalle Inc.	5,012	746
	Morningstar Inc.	7,630	740
	Ally Financial Inc.	24,954	728
*	Brighthouse Financial Inc.	12,112	710
	Popular Inc.	19,791	702
	Northern Trust Corp.	6,972	696
	Principal Financial Group
	Inc.	9,590	677
	Citizens Financial Group
	Inc.	15,943	669
	Invesco Ltd.	17,511	640
	Dun & Bradstreet Corp.	5,400	639
	Legg Mason Inc.	14,354	603
	Bank of the Ozarks	12,100	586
*	Vantiv Inc. Class A	7,879	579
	T. Rowe Price Group Inc.	5,174	543
	Invitation Homes Inc.	21,896	516
	PacWest Bancorp	9,700	489
	Santander Consumer
	USA Holdings Inc.	26,145	487
	First Hawaiian Inc.	16,576	484
	TFS Financial Corp.	32,290	482
	CNA Financial Corp.	8,693	461
	People’s United Financial
	Inc.	23,399	438
	First Horizon National
	Corp.	21,630	432
*	Athene Holding Ltd.
	Class A	8,055	416
	Iron Mountain Inc.	10,300	389
	Ameriprise Financial Inc.	2,293	389
	FNF Group	9,532	374
	BOK Financial Corp.	4,040	373

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Brixmor Property Group Inc.	19,000	354
	UDR Inc.	8,895	343
	Cincinnati Financial Corp.	4,401	330
	Broadridge Financial
	Solutions Inc.	3,431	311
*	WEX Inc.	2,187	309
	Park Hotels & Resorts Inc.	10,700	308
	Arthur J Gallagher & Co.	4,770	302
*	CoreLogic Inc.	6,349	293
	Alexandria Real Estate
	Equities Inc.	2,230	291
	ProAssurance Corp.	5,000	286
	XL Group Ltd.	7,793	274
	Retail Properties of
	America Inc.	19,700	265
	Lazard Ltd. Class A	5,025	264
	Western Union Co.	13,776	262
	Duke Realty Corp.	9,613	262
	CIT Group Inc.	5,244	258
	New York Community
	Bancorp Inc.	19,700	256
	Leucadia National Corp.	8,733	231
	Jack Henry & Associates
	Inc.	1,832	214
	Voya Financial Inc.	4,100	203
	Thomson Reuters Corp.	4,562	199
*	Donnelley Financial
	Solutions Inc.	9,058	177
*	Euronet Worldwide Inc.	1,811	153
	MarketAxess Holdings Inc.	700	141
*	OneMain Holdings Inc.	4,768	124
	American Financial Group
	Inc.	1,120	122
	Macerich Co.	1,727	113
	Interactive Brokers Group
	Inc.	1,820	108
	Liberty Property Trust	2,100	90
*	SLM Corp.	6,800	77
	Paramount Group Inc.	4,666	74
	Willis Towers Watson plc	400	60
	CyrusOne Inc.	1,000	59
	Sun Communities Inc.	600	56
	Axis Capital Holdings Ltd.	1,000	50
	National Retail Properties
	Inc.	800	34
	Healthcare Trust of America
	Inc. Class A	1,000	30
	CubeSmart	900	26
	Highwoods Properties Inc.	500	25
	Navient Corp.	1,600	21
	Cullen/Frost Bankers Inc.	200	19
*	Zillow Group Inc. Class A	385	16
			397,408

			Market
			Value•
		Shares	($000)
Health Care (6.1%)
	Johnson & Johnson	194,144	27,126
	Pfizer Inc.	429,087	15,542
	UnitedHealth Group Inc.	63,162	13,925
	Merck & Co. Inc.	193,821	10,906
	AbbVie Inc.	112,354	10,866
	Amgen Inc.	54,555	9,487
	Medtronic plc	102,810	8,302
	Bristol-Myers Squibb Co.	119,260	7,308
	Gilead Sciences Inc.	93,774	6,718
	Abbott Laboratories	117,288	6,694
*	Celgene Corp.	58,792	6,136
	Eli Lilly & Co.	65,500	5,532
*	Biogen Inc.	16,819	5,358
	Thermo Fisher Scientific
	Inc.	27,667	5,253
	Aetna Inc.	22,455	4,051
	Cigna Corp.	19,741	4,009
	Anthem Inc.	16,696	3,757
	Becton Dickinson and Co.	17,469	3,739
	Danaher Corp.	39,451	3,662
	Allergan plc	22,373	3,660
	Stryker Corp.	22,549	3,491
*	Intuitive Surgical Inc.	8,637	3,152
*	Boston Scientific Corp.	125,016	3,099
	Zoetis Inc.	39,180	2,823
*	Express Scripts Holding
	Co.	36,431	2,719
*	Vertex Pharmaceuticals Inc.	17,896	2,682
	Humana Inc.	10,600	2,630
*	HCA Healthcare Inc.	28,725	2,523
*	Cerner Corp.	35,541	2,395
	Baxter International Inc.	35,100	2,269
*	Illumina Inc.	10,070	2,200
*	Regeneron
	Pharmaceuticals Inc.	5,706	2,145
	McKesson Corp.	13,136	2,049
	Agilent Technologies Inc.	29,707	1,989
*	Alexion Pharmaceuticals
	Inc.	16,238	1,942
*	Laboratory Corp. of
	America Holdings	11,632	1,855
*	Mylan NV	43,759	1,851
	Zimmer Biomet Holdings
	Inc.	13,970	1,686
*	Edwards Lifesciences
	Corp.	14,531	1,638
	Cooper Cos. Inc.	6,988	1,523
*	DaVita Inc.	19,737	1,426
	AmerisourceBergen Corp.
	Class A	14,706	1,350
	Dentsply Sirona Inc.	19,508	1,284
*	QIAGEN NV	40,188	1,243
	PerkinElmer Inc.	16,358	1,196

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Varian Medical Systems Inc.	10,730	1,193
	Universal Health Services
	Inc. Class B	10,172	1,153
*	BioMarin Pharmaceutical
	Inc.	12,713	1,134
*	Incyte Corp.	11,641	1,103
	Hill-Rom Holdings Inc.	11,772	992
*	IQVIA Holdings Inc.	10,035	982
	Cardinal Health Inc.	15,684	961
*	IDEXX Laboratories Inc.	5,997	938
*	Centene Corp.	9,187	927
*	Hologic Inc.	19,575	837
	Perrigo Co. plc	9,600	837
	Bio-Techne Corp.	6,325	819
*	Alnylam Pharmaceuticals
	Inc.	6,267	796
*	Align Technology Inc.	3,575	794
	Quest Diagnostics Inc.	8,019	790
*	Alkermes plc	13,745	752
*	Charles River Laboratories
	International Inc.	6,613	724
*	Bioverativ Inc.	12,594	679
*	Henry Schein Inc.	9,050	632
*	Premier Inc. Class A	20,959	612
*	Ionis Pharmaceuticals Inc.	11,135	560
*	United Therapeutics Corp.	3,662	542
*	ABIOMED Inc.	2,883	540
*	athenahealth Inc.	4,001	532
*	Bio-Rad Laboratories Inc.
	Class A	2,080	496
	Patterson Cos. Inc.	12,600	455
	ResMed Inc.	4,700	398
*	Akorn Inc.	11,481	370
*	Neurocrine Biosciences Inc.	4,603	357
*	Veeva Systems Inc. Class A	6,429	355
*	Seattle Genetics Inc.	6,253	335
*	WellCare Health Plans Inc.	1,575	317
	Teleflex Inc.	1,238	308
*	Allscripts Healthcare
	Solutions Inc.	14,086	205
*	Juno Therapeutics Inc.	3,714	170
*	Agios Pharmaceuticals Inc.	2,966	170
*	Varex Imaging Corp.	4,097	165
*	Exelixis Inc.	5,320	162
*	ACADIA Pharmaceuticals
	Inc.	4,858	146
	West Pharmaceutical
	Services Inc.	1,241	122
*	LifePoint Health Inc.	1,850	92
*	Acadia Healthcare Co. Inc.	2,383	78
	STERIS plc	700	61
*	Tenet Healthcare Corp.	3,620	55
	Bruker Corp.	1,500	51
*	Brookdale Senior Living Inc.	5,053	49
			239,937

			Market
			Value•
		Shares	($000)
Materials & Processing (1.8%)
	DowDuPont Inc.	149,073	10,617
*	Freeport-McMoRan Inc.	178,526	3,385
	Monsanto Co.	28,406	3,317
	Sherwin-Williams Co.	6,460	2,649
	Praxair Inc.	15,587	2,411
	Ecolab Inc.	17,900	2,402
	LyondellBasell Industries
	NV Class A	20,738	2,288
	Air Products & Chemicals
	Inc.	12,000	1,969
	Newmont Mining Corp.	50,141	1,881
	Ingersoll-Rand plc	20,400	1,820
	PPG Industries Inc.	15,400	1,799
	Vulcan Materials Co.	13,986	1,795
	Celanese Corp. Class A	15,082	1,615
*	Crown Holdings Inc.	26,667	1,500
	Martin Marietta Materials
	Inc.	6,586	1,456
	Southern Copper Corp.	28,916	1,372
	International Paper Co.	23,043	1,335
	Albemarle Corp.	10,400	1,330
	Lennox International Inc.	6,325	1,317
	Eagle Materials Inc.	11,442	1,296
	Owens Corning	13,342	1,227
	Ball Corp.	30,836	1,167
*	Owens-Illinois Inc.	49,698	1,102
	Sealed Air Corp.	20,800	1,025
*	Berry Global Group Inc.	16,537	970
	Hexcel Corp.	15,266	944
	FMC Corp.	8,798	833
	Nucor Corp.	13,043	829
	Valmont Industries Inc.	4,936	819
	WestRock Co.	12,660	800
	Westlake Chemical Corp.	7,433	792
*	Armstrong World
	Industries Inc.	11,495	696
	WR Grace & Co.	9,792	687
	CF Industries Holdings Inc.	16,059	683
*	Axalta Coating Systems
	Ltd.	20,158	652
	Reliance Steel & Aluminum
	Co.	7,600	652
	NewMarket Corp.	1,629	647
*	USG Corp.	16,106	621
	Fastenal Co.	11,023	603
*	Alcoa Corp.	10,865	585
	Silgan Holdings Inc.	18,967	557
	Eastman Chemical Co.	5,919	548
	Scotts Miracle-Gro Co.	5,042	540
	Mosaic Co.	19,630	504
	Ashland Global Holdings
	Inc.	6,198	441
*	AdvanSix Inc.	9,636	405
	Masco Corp.	8,889	391

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Packaging Corp. of
	America	3,052	368
	International Flavors &
	Fragrances Inc.	2,182	333
	United States Steel Corp.	8,000	282
	Versum Materials Inc.	6,923	262
*	Univar Inc.	8,150	252
	Steel Dynamics Inc.	5,473	236
	Royal Gold Inc.	2,800	230
	RPM International Inc.	2,300	121
	Acuity Brands Inc.	600	106
	Chemours Co.	1,100	55
	Sonoco Products Co.	900	48
	AptarGroup Inc.	300	26
	Bemis Co. Inc.	500	24
			69,617
Other (0.0%)
*,2	Herbalife Ltd. CVR	3,294	32

Producer Durables (5.3%)
	Boeing Co.	41,320	12,186
	General Electric Co.	595,800	10,397
	3M Co.	38,887	9,153
	Union Pacific Corp.	56,950	7,637
	Honeywell International
	Inc.	49,634	7,612
	United Technologies Corp.	57,076	7,281
	Accenture plc Class A	40,531	6,205
	Caterpillar Inc.	35,456	5,587
	Lockheed Martin Corp.	17,192	5,520
	FedEx Corp.	20,969	5,233
	United Parcel Service Inc.
	Class B	41,881	4,990
	Southwest Airlines Co.	52,425	3,431
	Automatic Data
	Processing Inc.	28,934	3,391
	Delta Air Lines Inc.	58,199	3,259
	CSX Corp.	58,118	3,197
	Deere & Co.	19,480	3,049
	Raytheon Co.	15,935	2,993
	Emerson Electric Co.	38,990	2,717
	Northrop Grumman Corp.	8,646	2,654
	Norfolk Southern Corp.	18,300	2,652
	General Dynamics Corp.	12,614	2,566
*	United Continental
	Holdings Inc.	35,884	2,419
*	Verisk Analytics Inc.
	Class A	23,819	2,287
	Roper Technologies Inc.	8,710	2,256
	Eaton Corp. plc	28,045	2,216
	Illinois Tool Works Inc.	13,175	2,198
	Rockwell Collins Inc.	16,018	2,172
	Johnson Controls
	International plc	55,892	2,130

			Market
			Value•
		Shares	($000)
*	Mettler-Toledo
	International Inc.	3,129	1,938
	TransDigm Group Inc.	6,680	1,834
	Waste Management Inc.	20,851	1,799
	Cintas Corp.	11,403	1,777
	Cummins Inc.	9,721	1,717
	Textron Inc.	30,202	1,709
	Xylem Inc.	24,814	1,692
*	United Rentals Inc.	9,732	1,673
*	Waters Corp.	8,652	1,671
	Spirit AeroSystems
	Holdings Inc. Class A	19,094	1,666
	Huntington Ingalls
	Industries Inc.	6,994	1,649
	AMETEK Inc.	22,442	1,626
	Nordson Corp.	10,592	1,551
*	Quanta Services Inc.	38,751	1,516
	Oshkosh Corp.	16,505	1,500
	Fortive Corp.	20,625	1,492
*	Copart Inc.	34,158	1,475
	BWX Technologies Inc.	24,302	1,470
	IDEX Corp.	10,862	1,433
	AO Smith Corp.	22,475	1,377
	American Airlines Group
	Inc.	26,130	1,360
	CH Robinson Worldwide
	Inc.	15,011	1,337
*	Welbilt Inc.	56,144	1,320
	Expeditors International
	of Washington Inc.	20,024	1,295
	Orbital ATK Inc.	9,719	1,278
	JB Hunt Transport
	Services Inc.	11,052	1,271
	Toro Co.	19,411	1,266
	Landstar System Inc.	11,985	1,248
	Jacobs Engineering Group
	Inc.	18,761	1,237
	Stanley Black & Decker Inc.	7,110	1,207
	PACCAR Inc.	16,828	1,196
*	AECOM	30,067	1,117
	Republic Services Inc.
	Class A	16,510	1,116
	Wabtec Corp.	13,415	1,092
	FLIR Systems Inc.	23,291	1,086
	Allegion plc	13,283	1,057
	AGCO Corp.	14,395	1,028
*	HD Supply Holdings Inc.	25,652	1,027
*	XPO Logistics Inc.	11,125	1,019
	ITT Inc.	18,544	990
	Carlisle Cos. Inc.	8,633	981
	Paychex Inc.	14,384	979
	Air Lease Corp. Class A	20,291	976
	Lincoln Electric Holdings
	Inc.	9,765	894
*	Sensata Technologies
	Holding NV	15,977	817

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Robert Half International
	Inc.	14,500	805
*	CoStar Group Inc.	2,703	803
*	Kirby Corp.	11,770	786
	Arconic Inc.	28,166	768
*	Trimble Inc.	18,004	732
	Parker-Hannifin Corp.	3,602	719
	Trinity Industries Inc.	19,100	716
	ManpowerGroup Inc.	5,650	713
	Pentair plc	10,087	712
*	Stericycle Inc.	9,901	673
	L3 Technologies Inc.	3,389	671
	Donaldson Co. Inc.	13,286	650
	WW Grainger Inc.	2,682	634
	Rockwell Automation Inc.	3,203	629
*	Middleby Corp.	4,606	622
	National Instruments Corp.	14,511	604
	Flowserve Corp.	14,313	603
*	Clean Harbors Inc.	10,820	586
*	WESCO International Inc.	8,150	555
	Copa Holdings SA Class A	4,039	541
*	Keysight Technologies Inc.	12,935	538
*	Zebra Technologies Corp.	4,942	513
	MSC Industrial Direct Co.
	Inc. Class A	5,300	512
*	Conduent Inc.	30,433	492
*	Colfax Corp.	10,507	416
	Fluor Corp.	7,858	406
	Dover Corp.	3,963	400
	Kansas City Southern	3,700	389
*	JetBlue Airways Corp.	16,274	364
	Genpact Ltd.	11,065	351
	Old Dominion Freight Line
	Inc.	2,437	321
	Alaska Air Group Inc.	4,200	309
	Xerox Corp.	9,663	282
	Snap-on Inc.	1,497	261
*	Gardner Denver Holdings
	Inc.	7,540	256
	Avery Dennison Corp.	2,100	241
	Regal Beloit Corp.	2,800	214
*	Genesee & Wyoming Inc.
	Class A	2,048	161
*	Herc Holdings Inc.	2,550	160
	Hubbell Inc. Class B	1,000	135
	Terex Corp.	2,800	135
	Ryder System Inc.	1,400	118
*	Teledyne Technologies Inc.	601	109
	Graco Inc.	1,812	82
			208,834
Technology (9.5%)
	Apple Inc.	382,896	64,798
	Microsoft Corp.	529,275	45,274
*	Facebook Inc. Class A	177,557	31,332

			Market
			Value•
		Shares	($000)
*	Alphabet Inc. Class A	23,172	24,409
*	Alphabet Inc. Class C	21,952	22,971
	Intel Corp.	334,900	15,459
	Cisco Systems Inc.	349,381	13,381
	Oracle Corp.	215,590	10,193
	International Business
	Machines Corp.	61,603	9,451
	NVIDIA Corp.	44,958	8,699
	Texas Instruments Inc.	66,940	6,991
*	Adobe Systems Inc.	39,317	6,890
	Broadcom Ltd.	24,999	6,422
	QUALCOMM Inc.	99,575	6,375
*	salesforce.com Inc.	54,127	5,533
*	NXP Semiconductors NV	40,982	4,799
	Applied Materials Inc.	89,204	4,560
*	Micron Technology Inc.	80,797	3,322
	Activision Blizzard Inc.	48,460	3,068
	Intuit Inc.	19,124	3,017
	Cognizant Technology
	Solutions Corp. Class A	39,715	2,821
	Lam Research Corp.	14,225	2,618
	DXC Technology Co.	25,725	2,441
*	Electronic Arts Inc.	23,016	2,418
	HP Inc.	113,473	2,384
	Amphenol Corp. Class A	26,575	2,333
*	Autodesk Inc.	21,898	2,296
	Corning Inc.	71,577	2,290
	Analog Devices Inc.	25,108	2,235
*	Cadence Design Systems
	Inc.	49,612	2,075
*	Synopsys Inc.	22,641	1,930
	Hewlett Packard
	Enterprise Co.	124,273	1,785
*	NCR Corp.	49,915	1,697
	Motorola Solutions Inc.	17,978	1,624
*	IAC/InterActiveCorp	13,096	1,601
	Teradyne Inc.	37,832	1,584
	Western Digital Corp.	19,616	1,560
*	VeriSign Inc.	13,479	1,543
	Xilinx Inc.	21,429	1,445
	Skyworks Solutions Inc.	15,100	1,434
*	Citrix Systems Inc.	16,006	1,409
	Symantec Corp.	46,939	1,317
	CDK Global Inc.	18,024	1,285
*	ServiceNow Inc.	9,312	1,214
*	Dell Technologies Inc.
	Class V	14,578	1,185
*	Twitter Inc.	49,347	1,185
	Juniper Networks Inc.	40,200	1,146
*	Red Hat Inc.	9,345	1,122
	Dolby Laboratories Inc.
	Class A	17,775	1,102
*	GoDaddy Inc. Class A	21,558	1,084
*	Match Group Inc.	34,062	1,066

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	CommScope Holding
	Co. Inc.	26,290	995
	Amdocs Ltd.	14,500	949
	Harris Corp.	5,681	805
*	VMware Inc. Class A	6,316	792
*	Akamai Technologies Inc.	12,167	791
	DST Systems Inc.	12,618	783
	KLA-Tencor Corp.	7,417	779
*	ON Semiconductor Corp.	36,222	759
	Avnet Inc.	19,000	753
*	IHS Markit Ltd.	16,138	729
	NetApp Inc.	13,071	723
*	Teradata Corp.	18,620	716
*	Qorvo Inc.	10,409	693
	Leidos Holdings Inc.	10,350	668
*	Workday Inc. Class A	5,963	607
*	ARRIS International plc	23,318	599
	Microchip Technology Inc.	6,770	595
	Maxim Integrated Products
	Inc.	11,229	587
*	EchoStar Corp. Class A	9,513	570
*	Gartner Inc.	4,604	567
	Sabre Corp.	27,200	558
*	F5 Networks Inc.	4,097	538
*	ANSYS Inc.	3,624	535
*	Arista Networks Inc.	2,059	485
	CSRA Inc.	15,000	449
*	Tyler Technologies Inc.	2,469	437
*	Atlassian Corp. plc Class A	9,368	426
*	Splunk Inc.	5,058	419
*	Arrow Electronics Inc.	4,677	376
*	Black Knight Inc.	8,100	358
*	IPG Photonics Corp.	1,666	357
	CA Inc.	10,607	353
*	PTC Inc.	5,724	348
	CDW Corp.	4,657	324
*	Palo Alto Networks Inc.	1,987	288
*	Fortinet Inc.	6,022	263
	Marvell Technology Group
	Ltd.	11,400	245
*	Take-Two Interactive
	Software Inc.	2,079	228
*	Microsemi Corp.	4,404	227
*	Ultimate Software Group
	Inc.	1,031	225
*	Tableau Software Inc.
	Class A	2,895	200
*	CommerceHub Inc.	9,264	191
*	Zynga Inc. Class A	45,628	183
*	Nutanix Inc.	5,012	177
	Cognex Corp.	2,880	176
*	CommerceHub Inc. Class A	7,340	161
*	Cree Inc.	3,803	141
*	Guidewire Software Inc.	1,609	119

			Market
			Value•
		Shares	($000)
*	Coherent Inc.	423	119
*	Cavium Inc.	1,329	111
*	Manhattan Associates Inc.	2,209	109
	SS&C Technologies
	Holdings Inc.	2,400	97
*	Groupon Inc. Class A	18,670	95
*	Twilio Inc. Class A	3,885	92
*	FireEye Inc.	5,605	80
*	Nuance Communications
	Inc.	4,853	79
*	Yelp Inc. Class A	1,467	62
*	Inovalon Holdings Inc.
	Class A	4,102	62
	LogMeIn Inc.	300	34
			374,360
Utilities (2.3%)
	AT&T Inc.	417,777	16,243
	Verizon Communications
	Inc.	279,274	14,782
	NextEra Energy Inc.	35,342	5,520
	Duke Energy Corp.	56,472	4,750
	Dominion Energy Inc.	52,774	4,278
	Southern Co.	77,548	3,729
	American Electric Power
	Co. Inc.	39,900	2,935
	Exelon Corp.	65,800	2,593
*	T-Mobile US Inc.	36,928	2,345
	Consolidated Edison Inc.	26,300	2,234
	Sempra Energy	19,829	2,120
	Public Service Enterprise
	Group Inc.	37,900	1,952
	WEC Energy Group Inc.	27,832	1,849
*	Vistra Energy Corp.	96,174	1,762
	American Water Works
	Co. Inc.	18,678	1,709
	Xcel Energy Inc.	27,404	1,318
	PG&E Corp.	29,099	1,305
	PPL Corp.	40,300	1,247
	FirstEnergy Corp.	38,600	1,182
	Edison International	18,117	1,146
	NRG Energy Inc.	39,365	1,121
	Aqua America Inc.	28,286	1,110
	NiSource Inc.	42,649	1,095
	UGI Corp.	23,161	1,087
	Alliant Energy Corp.	24,226	1,032
	CMS Energy Corp.	20,227	957
*	United States Cellular
	Corp.	24,396	918
	OGE Energy Corp.	25,486	839
*	Zayo Group Holdings Inc.	22,277	820
*	Sprint Corp.	130,480	769
	CenturyLink Inc.	45,495	759
	Eversource Energy	10,287	650

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Telephone & Data Systems
	Inc.	23,346	649
	Entergy Corp.	7,583	617
	DTE Energy Co.	5,467	598
	Ameren Corp.	10,137	598
	Westar Energy Inc. Class A	11,300	597
	AES Corp.	53,469	579
*	Calpine Corp.	34,845	527
	CenterPoint Energy Inc.	17,200	488
	National Fuel Gas Co.	5,771	317

		Market
		Value•
	Shares	($000)
MDU Resources Group Inc.	9,950	267
Pinnacle West Capital Corp.	3,058	261
Atmos Energy Corp.	2,745	236
Avangrid Inc.	4,545	230
Great Plains Energy Inc.	2,400	77
		92,197
Total Common Stocks
(Cost $1,019,526)		1,888,383

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.4%)
Alabama (0.3%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	539
Alabama Incentives Financing Authority
Special Obligation Revenue	5.000%	9/1/32	380	419
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	1,175	1,378
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,465	1,552
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	2,500	2,690
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	622
Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,218
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,167
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	553
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	388
Tuscaloosa AL City Board of Education
School Tax Warrants Revenue	5.000%	8/1/27	500	604
Tuscaloosa AL City Board of Education
School Tax Warrants Revenue	5.000%	8/1/28	850	1,023
University of South Alabama University
Facilities Revenue	5.000%	11/1/23 (4)	565	657
				12,810
Alaska (0.1%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	556
Alaska Municipal Bond Bank Authority
Revenue	5.000%	9/1/21	1,650	1,824
Matanuska-Susitna Borough AK Lease
Revenue (Goose Creek Correctional Center)
GO	5.000%	9/1/31	1,345	1,585
				3,965
Arizona (1.5%)
Arizona Board of Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	102
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	802

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	545	638
Arizona COP	5.000%	10/1/18 (4)	500	512
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	500	500
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	513
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,054
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,508
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,491
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,284
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,380
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	541
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22 (Prere.)	500	568
Arizona Transportation Board Highway
Revenue	5.000%	7/1/22	2,005	2,283
Arizona Transportation Board Highway
Revenue	5.000%	7/1/32	1,000	1,205
Chandler AZ GO	5.000%	7/1/23	1,000	1,168
Gilbert AZ GO	5.000%	7/1/20	2,480	2,685
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	359
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,119
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/28	1,000	1,237
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	932
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	365	394
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/35	1,615	1,907
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/36	1,405	1,656
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	1,000	1,196
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,304
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	1,000	1,152
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,493
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21	525	584
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/22	1,200	1,368
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/23	2,000	2,331
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	2,500	2,961

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,263
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	540
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,080
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,183
Regional Public Transportation Authority
Arizona Excise Tax Revenue (Maricopa
County Public Transportation)	5.250%	7/1/24	1,000	1,205
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/19 (Prere.)	750	777
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	558
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,261
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,075	1,313
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,854
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,074
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	560	684
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	524
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	561
				58,104
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,058
Pulaski County AR Hospital Revenue
(Arkansas Children’s Hospital)	5.000%	3/1/29	1,010	1,207
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	245	248
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,292
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,243
University of Arkansas Revenue	5.000%	11/1/21	750	841
University of Arkansas Revenue	5.000%	11/1/24	750	900
University of Arkansas Revenue	5.000%	11/1/30	725	872
				8,661
California (6.3%)
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Episcopal
Senior Communities)	5.000%	7/1/22	500	573
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Jackson
Laboratory)	5.000%	7/1/21	760	844
ABAG Finance Authority for Nonprofit
Corps. California Revenue (Windemere
Ranch Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,000	1,212
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	740	464
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/32 (14)	1,650	1,001

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/30	1,000	1,136
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility
Distribution System)	5.000%	10/1/33	1,000	1,130
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	546
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,163
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	565
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,104
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	795	868
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	1,000	990
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,502
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.310%	4/1/20	1,000	1,004
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.410%	4/1/21	1,000	1,009
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,000	1,006
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.610%	5/1/23	1,000	1,017
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,955
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,048
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	681
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	167
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	506
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	2,500	2,698
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	620
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	20	20
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	487
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	397
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	112
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	526
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	526
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	332

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	195
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	582
California GO	5.500%	3/1/18 (Prere.)	500	503
California GO	6.000%	4/1/18	500	506
California GO	5.000%	2/1/20	500	535
California GO	5.000%	10/1/20	2,000	2,181
California GO	5.000%	11/1/20	4,000	4,371
California GO	5.000%	8/1/22	1,000	1,141
California GO	5.000%	9/1/22	1,805	2,064
California GO	5.000%	11/1/23	1,155	1,356
California GO	5.000%	9/1/25	1,560	1,900
California GO	5.000%	3/1/26	630	761
California GO	3.500%	8/1/27	1,515	1,701
California GO	5.000%	2/1/28	690	793
California GO	4.500%	8/1/28 (2)	15	15
California GO	5.750%	4/1/29	500	526
California GO	5.000%	9/1/29	495	506
California GO	5.000%	9/1/29	455	556
California GO	5.000%	10/1/29	3,500	3,530
California GO	5.000%	11/1/29	1,700	1,978
California GO	5.250%	3/1/30	500	538
California GO	5.000%	8/1/30	1,000	1,234
California GO	5.000%	9/1/30	1,000	1,113
California GO	5.250%	9/1/30	500	563
California GO	4.000%	8/1/31	1,675	1,860
California GO	5.000%	2/1/32	500	561
California GO	5.000%	10/1/32	1,875	2,211
California GO	4.000%	8/1/33	1,520	1,668
California GO	5.000%	8/1/33	2,865	3,439
California GO	4.000%	9/1/33	2,000	2,196
California GO	4.000%	9/1/35	1,000	1,089
California GO	4.000%	9/1/35	1,815	1,977
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,060	1,219
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,138
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	2,255	2,842
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,169
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	745	857
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	370	403
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,222
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,069
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/18 (Prere.)	110	112

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	550
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,218
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	626
California Municipal Finance Authority
Revenue (Anaheim Electric Utility
Distribution System)	5.000%	10/1/30	965	1,148
California Municipal Finance Authority
Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	500	554
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.000%	7/1/37	1,000	1,006
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,134
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,050	1,187
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,200	1,424
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	343
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	279
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	201
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	73
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	125
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	39
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,081
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	28
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	2,033
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,130
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	390
California State University Systemwide
Revenue	5.250%	5/1/19 (Prere.)	300	315
California State University Systemwide
Revenue	5.750%	5/1/19 (Prere.)	500	528
California State University Systemwide
Revenue	5.000%	11/1/30	1,000	1,143
California State University Systemwide
Revenue	5.000%	11/1/32	1,000	1,211

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
California State University Systemwide
Revenue	5.000%	11/1/32	2,815	3,444
California State University Systemwide
Revenue	5.000%	11/1/34	2,000	2,339
California State University Systemwide
Revenue	5.000%	11/1/35	2,000	2,425
California State University Systemwide
Revenue PUT	3.000%	11/1/19	1,000	1,018
California Statewide Communities
Development Authority Revenue
(Citrus Valley Health Partners)	3.723%	4/1/28 (14)	1,700	1,697
California Statewide Communities
Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	400	454
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,157
Chaffey CA Community College District GO	5.000%	6/1/23	840	983
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	938
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,128
Citrus CA Community College District GO	0.000%	8/1/34	1,000	866
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,164
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,159
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/26	485	601
Contra Costa CA Transportation Authority
Sales Tax Revenue	5.000%	3/1/27	600	755
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/22	970	1,106
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/29	1,000	1,253
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue	0.000%	1/15/29	1,390	1,230
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	2,250	2,342
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,198
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	580
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,614
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,565	1,834
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,727
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,169
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	381
Long Beach CA Finance Authority Natural
Gas Purchase Revenue	5.250%	11/15/19	90	96

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	382
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,120
Los Angeles CA Community College District
GO	5.000%	8/1/18 (Prere.)	500	510
Los Angeles CA Community College District
GO	5.000%	8/1/22	1,000	1,149
Los Angeles CA Community College District
GO	4.000%	8/1/32	1,000	1,092
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	538
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	526
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/33	1,375	1,673
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,000	1,190
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/37	1,000	1,204
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/38	500	601
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,845
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,000	1,146
Los Angeles CA Unified School District GO	5.000%	7/1/23	2,000	2,351
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,000	1,247
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	526
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	525
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	525
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/19 (Prere.)	500	524
Los Angeles CA Wastewater System
Revenue	5.000%	6/1/36	1,755	2,126
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	589
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,435
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,358
Los Angeles County CA Public Works
Financing Authority Lease Revenue	5.000%	8/1/26	500	569
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood
Redevelopment Project)	5.000%	7/1/20	1,500	1,622
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	622
Milpitas CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,347
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	439
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	570
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,830

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,270
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	895
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	827
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	441
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,218
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,099
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,410	1,665
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,182
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,479
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	185	209
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	286
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	861
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,191
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	199
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	312
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	9/1/20 (Prere.)	185	201
Sacramento CA Regional Transportation
District Farebox Revenue	5.000%	3/1/23	315	341
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	510
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	533
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	697
San Bernardino CA Community College
District GO	0.000%	8/1/22 (4)	1,000	912
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	562
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	558
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,174
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	524
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	546
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,095	1,347
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,500	1,837
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	1,000	1,213
San Diego CA Unified School District GO	0.000%	7/1/27	500	387
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,374

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	651
San Diego CA Unified School District GO	0.000%	7/1/28	500	375
San Diego CA Unified School District GO	0.000%	7/1/29	500	359
San Diego CA Unified School District GO	0.000%	7/1/30	100	70
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	539
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	636
San Diego County CA Water Authority
Revenue	5.000%	5/1/28	1,000	1,214
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,840
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	379
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	540
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,968
San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,088
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	105
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	524
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	390	446
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	445
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	554
San Francisco CA City & County Public
Utilities Commission Water Revenue	4.000%	11/1/30	1,280	1,434
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/31	1,690	2,066
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,188
San Francisco CA City & County Public
Utilities Commission Water Revenue	5.000%	11/1/34	1,245	1,415
San Francisco CA City & County Unified
School District GO	4.000%	6/15/32	965	1,019
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/27	1,000	1,258
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,025	1,026
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	721
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	857
Santa Monica CA Community College District
GO	4.000%	8/1/21	1,500	1,625
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,232
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,065

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,195
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,236
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/18 (Prere.)	2,000	2,022
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	806
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,590	1,879
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,086
University of California Revenue	5.000%	5/15/21 (Prere.)	160	177
University of California Revenue	5.000%	5/15/23	840	932
University of California Revenue	5.000%	5/15/23 (Prere.)	310	360
University of California Revenue	5.000%	5/15/28	690	803
University of California Revenue	5.000%	5/15/28	1,000	1,212
University of California Revenue	4.000%	5/15/33	2,500	2,737
University of California Revenue	4.000%	5/15/33	1,000	1,086
University of California Revenue	4.000%	5/15/34	1,000	1,091
University of California Revenue	4.000%	5/15/35	2,000	2,178
University of California Revenue PUT	5.000%	5/15/23	3,625	4,242
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	760
				247,308
Colorado (0.8%)
Adams & Weld County CO School District
No. 27J GO	5.000%	12/1/34	1,435	1,696
Adams County CO COP	5.000%	12/1/31	650	772
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	346
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	558
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,157
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	555
Colorado Health Facilities Authority
Retirement Facilities Revenue (Liberty
Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,244
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,898
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,680
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	548
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,640
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	573
Denver CO City & County Airport Revenue	5.000%	11/15/20	515	561
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,320	1,436
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,040	1,235
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	467
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,395

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	585	599
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	872
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,086
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,094
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,086
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,075
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	1,000	1,252
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	565
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,771
				30,161
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/21	500	544
Connecticut GO	5.000%	11/15/22	1,935	2,175
Connecticut GO	5.000%	4/15/24	500	551
Connecticut GO	5.000%	9/1/26	1,000	1,144
Connecticut GO	5.000%	4/15/28	500	544
Connecticut GO	5.000%	3/1/32	2,950	3,266
Connecticut GO	5.000%	10/15/32	705	766
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	604
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	2,500	2,901
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	1,000	1,257
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,144
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	513
University of Connecticut GO	5.000%	2/15/27	635	740
				16,149
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	623
Delaware GO	5.000%	7/1/20	600	650
Delaware GO	5.000%	10/1/20	700	763
Delaware GO	5.000%	7/1/22	1,250	1,428
				3,464
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/35	1,290	1,553
District of Columbia Hospital Revenue
(Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,156
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	733
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	534
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	536

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,185	1,415
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	543
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement
Projects)	0.000%	10/1/37	1,300	580
				7,050
Florida (2.5%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,145
Broward County FL Airport System Revenue	5.000%	10/1/28	400	451
Broward County FL Airport System Revenue	5.375%	10/1/29	500	531
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,184
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,092
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,110	1,176
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/20	650	698
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,585	1,613
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,660
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	3,000	3,142
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	230
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,412
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,112
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	834
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,420
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	528
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	700
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,860
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/37	1,425	1,558
Florida Department of Transportation GO	5.000%	7/1/19	545	573
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,424
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	525
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,814
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,081
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,499
Gainesville FL Utilities System Revenue	5.000%	10/1/32	1,000	1,215
Hillsborough County FL Industrial
Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	500	570

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	1,005	1,214
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	1,560	1,687
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/19	565	598
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	4/1/21(Prere.)	500	548
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	830	1,027
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,340
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,266
Jacksonville FL Special Revenue	5.000%	10/1/32	500	564
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	960
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,450	1,749
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,131
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,166
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,230
Miami Beach FL Water & Sewer Revenue	5.000%	9/1/27	575	707
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,775
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	1,895	2,059
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	538
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	632
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,415	1,678
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,182
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,358
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami
Children’s Hospital)	5.000%	8/1/25	1,000	1,145
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,746
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,440	1,635
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,140
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	563
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,537
Miami-Dade County FL Water & Sewer
Revenue	5.000%	10/1/22	1,705	1,944
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	1,000	1,114
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,772

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	517
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	540
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,510	1,837
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	778
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,177
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	560	641
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,479
Palm Beach County FL School Board COP	5.000%	8/1/25	1,740	2,096
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,805
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,763
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,355
South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	1,170	1,234
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	954
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,149
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,000	1,187
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	887
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,482
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/18	370	378
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	448
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	577
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	226
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,710
Tampa FL Hospital Revenue	5.000%	7/1/23	750	840
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30	200	244
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31	250	303
Tohopekaliga FL Water Authority Utility
System Revenue	4.000%	10/1/21	1,245	1,346
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/21 (Prere.)	500	573
Tohopekaliga FL Water Authority Utility
System Revenue	4.000%	10/1/32	1,000	1,101
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	1,039
				97,718

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Georgia (1.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,086
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,334
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,189
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,680
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,557
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	658
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	475	579
Cobb County GA Kennestone Hospital
Authority Revenue	5.000%	4/1/24	400	459
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/27	600	731
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/31	725	865
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	561
Georgia GO	5.000%	5/1/19 (Prere.)	500	523
Georgia GO	5.000%	7/1/19	2,065	2,170
Georgia GO	5.000%	1/1/20	1,685	1,798
Georgia GO	5.000%	2/1/20	1,375	1,471
Georgia GO	5.000%	1/1/22	2,110	2,382
Georgia GO	5.000%	7/1/22	1,220	1,395
Georgia GO	5.000%	7/1/22	500	525
Georgia GO	5.000%	12/1/22	1,235	1,427
Georgia GO	5.000%	1/1/23	2,450	2,835
Georgia GO	5.000%	2/1/24	2,430	2,883
Georgia GO	5.000%	7/1/24	1,500	1,795
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18	475	482
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	600	710
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	350	411
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33	1,575	1,838
Gwinnett County GA School District GO	5.000%	2/1/28	500	601
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	102
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	425	441
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	600	654
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	500	555
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,335	1,614
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,017

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,309
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,015	1,047
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,000	1,191
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,786
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,510	1,718
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	721
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	528
				48,628
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	735	840
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,138
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,433
Guam International Airport Authority
Revenue	5.000%	10/1/21	350	381
				3,792
Hawaii (0.6%)
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/19	250	262
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/20	320	345
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/21	400	443
Hawaii GO	5.000%	6/1/19 (Prere.)	285	298
Hawaii GO	5.000%	6/1/19 (Prere.)	215	225
Hawaii GO	5.000%	10/1/21	2,500	2,794
Hawaii GO	5.000%	12/1/21 (Prere.)	310	346
Hawaii GO	5.000%	12/1/21 (Prere.)	190	212
Hawaii GO	5.000%	12/1/21	375	421
Hawaii GO	5.000%	8/1/24	1,765	2,103
Hawaii GO	5.000%	8/1/25	1,500	1,786
Hawaii GO	5.000%	10/1/25	1,445	1,759
Hawaii GO	5.000%	10/1/28	1,210	1,481
Hawaii GO	4.000%	4/1/30	1,500	1,670
Hawaii GO	4.000%	4/1/31	1,000	1,107
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	602
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,233
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,396
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	561
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,206
Honolulu HI City & County GO	5.000%	12/1/30	310	337
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/30	2,000	2,376
University of Hawaii Revenue	5.000%	10/1/27	500	529
				24,492

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	109

Illinois (3.0%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	300
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	590	616
Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,052
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	540	587
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,517
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,066
Chicago IL Board of Education GO	5.000%	12/1/24	700	748
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	517
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	517
Chicago IL Board of Education GO	7.000%	12/1/26	500	594
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	1,000	636
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	107
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	75	76
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	1,041
Chicago IL GO	5.000%	1/1/26	335	368
Chicago IL GO	5.000%	1/1/27 (4)	1,945	2,050
Chicago IL GO	5.000%	1/1/29	505	514
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	556
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	200
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	255
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	312
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	321
Chicago IL O’Hare International Airport
Revenue	4.750%	1/1/18 (Prere.)	50	50
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/18 (Prere.)	500	500
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/18 (Prere.)	2,525	2,525
Chicago IL O’Hare International Airport
Revenue	5.250%	1/1/24	200	228
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/25	1,010	1,203
Chicago IL O’Hare International Airport
Revenue	5.500%	1/1/26	1,000	1,158
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/27	500	611
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/29	1,000	1,168
Chicago IL O’Hare International Airport
Revenue	5.250%	1/1/29	1,500	1,845
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/30	700	837
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/31	1,030	1,189
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	785	930
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	500	557

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/32	1,045	1,219
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/33	1,000	1,148
Chicago IL O’Hare International Airport
Revenue	5.000%	1/1/35	1,855	2,148
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,146
Chicago IL Park District GO	5.000%	1/1/19	750	771
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,371
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,164
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,375	1,548
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,137
Cook County IL GO	5.000%	11/15/21	500	527
Cook County IL GO	5.000%	11/15/28	525	563
Cook County IL GO	5.250%	11/15/28	550	600
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,762
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,927
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	558
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,432
Illinois Finance Authority Revenue (Clean
Water Initiative)	5.000%	7/1/31	1,000	1,203
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,170
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,167
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,116
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	1,089
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,065
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	95	101
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,131
Illinois Finance Authority Revenue
(Northwestern Memorial Healthcare)	5.000%	7/15/31	1,100	1,332
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,451
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,292
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,050	1,188
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	561
Illinois Finance Authority Revenue (University
of Chicago)	5.000%	10/1/29	500	561
Illinois Finance Authority Revenue (University
of Chicago)	5.000%	10/1/35	1,000	1,171
Illinois GO	5.000%	1/1/18	500	500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	11/1/19	1,000	1,039
Illinois GO	5.000%	1/1/20 (4)	200	211
Illinois GO	5.000%	8/1/20	305	320
Illinois GO	5.000%	11/1/20	2,500	2,632
Illinois GO	5.000%	1/1/21 (4)	710	750
Illinois GO	5.000%	5/1/21	425	448
Illinois GO	5.000%	8/1/21	605	640
Illinois GO	5.000%	11/1/21	4,000	4,247
Illinois GO	5.000%	8/1/22	500	534
Illinois GO	5.000%	11/1/22	1,000	1,070
Illinois GO	5.000%	11/1/22	2,300	2,461
Illinois GO	5.000%	2/1/23	540	578
Illinois GO	5.000%	11/1/23	1,000	1,077
Illinois GO	5.500%	7/1/24	1,100	1,217
Illinois GO	5.000%	8/1/24	1,500	1,590
Illinois GO	5.000%	1/1/25	1,570	1,704
Illinois GO	5.000%	11/1/25	2,000	2,181
Illinois GO	5.000%	3/1/26 (4)	1,125	1,230
Illinois GO	5.250%	2/1/30	1,900	2,046
Illinois GO	5.000%	11/1/30	1,000	1,075
Illinois GO	5.250%	7/1/31	1,000	1,073
Illinois GO	5.000%	9/1/31	3,000	3,023
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	607
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	533
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,133
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	564
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,416
Kane McHenry Cook & DeKalb County IL
Unit School District GO	5.000%	1/1/18	1,000	1,000
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (ETM)	185	180
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19	935	896
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	988
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	555	420
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	790	574
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,050	1,270
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	162
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	568
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/27	710	814
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/28	1,500	1,616

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	1,515	865
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	1,100	597
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,313
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	1,060	1,191
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	456
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,500	1,741
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,132
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,196
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	575
Will County IL Community High School
District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	993
				117,816
Indiana (0.8%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	350	418
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,244
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,712
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,354
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,256
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,613
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/28	500	615
Indiana Finance Authority Revenue	5.000%	2/1/21	2,000	2,201
Indiana Finance Authority Revenue
(Community Foundation of Northwest
Indiana Obligated Group)	5.000%	3/1/25	690	768
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	5.000%	11/1/29	1,090	1,310
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	5.000%	11/1/30	1,460	1,745
Indiana Finance Authority Revenue
(Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,786
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,826
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	726

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,203
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	501
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	571
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	559
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,668
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,186
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	527
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	102
Indiana University Student Fee Revenue	5.000%	6/1/19	445	466
Indianapolis IN Local Public Improvement
Bond Bank Revenue (PILOT Infrastructure
Project)	5.000%	1/1/20 (Prere.)	1,500	1,598
Indianapolis IN Local Public Improvement
Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,900	1,971
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	941
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	800
				30,667
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,625
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	375	388
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,785
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	343
Iowa Special Obligation Revenue
(Ijobs Program)	5.000%	6/1/19 (Prere.)	220	230
Polk County IA GO	4.000%	6/1/25	2,115	2,313
				6,684
Kansas (0.4%)
Butler County KS Unified School District
No. 385 Andover GO	4.000%	9/1/29	1,000	1,128
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/18 (Prere.)	500	511
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	1,000	1,086
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/25	500	599
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/26	700	836
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,520	1,632
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,533
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,817

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,499
Leavenworth County KS Unified School
District GO	4.500%	9/1/19 (12)	500	523
Sedgwick County KS Unified School District
No. 266 (Maize) GO	5.000%	9/1/23	1,350	1,573
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	559
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	568
				13,864
Kentucky (0.3%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	906
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,220	1,251
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,430	1,643
Kentucky Economic Development Finance
Authority Medical Center Revenue (King’s
Daughters Medical Center Project)	5.000%	2/1/30	630	658
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,152
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	514
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	454
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	60	62
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,203
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	711
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,293
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	320
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,138
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	1,000	1,090
				13,395
Louisiana (0.2%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	570
Bossier City LA Utilities Revenue	5.000%	10/1/23	585	682

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jefferson Parish LA Environmental Facilities
& Community Development Authority
Revenue	5.000%	4/1/18	405	409
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	2,000	2,443
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,045	1,253
Louisiana State University Revenue	5.000%	7/1/23	430	490
New Orleans LA GO	5.000%	12/1/31	500	554
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	950	1,108
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	590
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,320	1,411
				9,510
Maine (0.0%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	528

Maryland (2.1%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,540
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,586
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,382
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,774
Baltimore County MD GO	5.000%	2/1/21	1,500	1,652
Baltimore County MD GO	5.000%	8/1/21	1,435	1,601
Baltimore County MD GO	4.000%	3/1/30	1,200	1,348
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/22 (Prere.)	650	744
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,374
Howard County MD GO	5.000%	2/15/21 (Prere.)	750	826
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	89
Howard County MD GO	5.000%	8/15/24	120	134
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	502
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,032
Maryland Department of Transportation
Revenue	5.000%	11/1/19	3,055	3,244
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,167
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,413
Maryland Department of Transportation
Revenue	5.000%	11/1/22	2,515	2,898
Maryland Department of Transportation
Revenue	5.000%	11/1/23	1,900	2,242
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,516
Maryland GO	5.250%	3/1/18	200	201
Maryland GO	5.000%	3/1/19	1,200	1,249
Maryland GO	5.000%	3/15/19 (Prere.)	500	521
Maryland GO	5.000%	8/1/20 (Prere.)	870	942
Maryland GO	5.250%	8/1/20	1,000	1,092
Maryland GO	5.000%	6/1/21	2,415	2,682
Maryland GO	4.000%	8/1/21	1,000	1,081
Maryland GO	5.000%	8/1/21	1,000	1,115
Maryland GO	5.000%	8/1/22	1,500	1,716

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	8/1/22	4,000	4,577
Maryland GO	5.000%	8/1/22	1,510	1,728
Maryland GO	5.000%	3/15/23	3,500	4,067
Maryland GO	4.000%	8/1/23	2,390	2,675
Maryland GO	5.000%	8/1/23	1,500	1,758
Maryland GO	4.000%	8/1/26	1,970	2,185
Maryland GO	4.000%	6/1/29	2,000	2,229
Maryland GO	4.000%	6/1/30	2,000	2,220
Maryland Health & Higher Educational
Facilities Authority Revenue (Adventist
Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,335
Maryland Health & Higher Educational
Facilities Authority Revenue (Anne Arundel
Health System)	5.000%	7/1/27	500	565
Maryland Health & Higher Educational
Facilities Authority Revenue (Anne Arundel
Health System)	5.000%	7/1/31	750	886
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns Hopkins
Health System Obligated Group)	5.000%	7/1/24	500	571
Maryland Health & Higher Educational
Facilities Authority Revenue (Maryland
Institute College of Art)	5.000%	6/1/20	500	535
Maryland Health & Higher Educational
Facilities Authority Revenue (Meritus
Medical Center, Inc.)	5.000%	7/1/33	1,215	1,357
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	525
Maryland Transportation Authority GAN	5.250%	3/1/18	700	704
Maryland Transportation Authority GAN	5.250%	3/1/20	500	521
Montgomery County MD GO	5.000%	11/1/22	1,500	1,728
Montgomery County MD GO	5.000%	11/1/22	1,000	1,152
Montgomery County MD GO	5.000%	11/1/23	2,800	3,304
Montgomery County MD GO	4.000%	12/1/30	1,555	1,736
Prince Georges County MD GO	5.000%	7/15/22	1,615	1,848
Prince Georges County MD GO	5.000%	9/15/23	580	649
Washington MD Suburban Sanitary
Commission GO	4.000%	6/15/33	1,000	1,106
				82,624
Massachusetts (1.3%)
Boston MA GO	5.000%	4/1/20	780	838
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	509
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,544
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	552
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	507
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	640
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,174

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	467
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	533
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,098
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	410	441
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	40	42
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	379
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	821
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	548
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	659
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	203
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	470	573
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	500	607
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,500
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	787
Massachusetts Educational Financing
Authority Education Loan Revenue	5.500%	1/1/22	300	319
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	520
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	525
Massachusetts GO	5.000%	8/1/20	500	542
Massachusetts GO	5.250%	8/1/20	300	327
Massachusetts GO	5.500%	10/1/20 (14)	500	551
Massachusetts GO	5.500%	10/1/20	500	551
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	552
Massachusetts GO	5.000%	8/1/22	1,000	1,142
Massachusetts GO	5.250%	8/1/23	500	591
Massachusetts GO	5.000%	12/1/23	1,520	1,792
Massachusetts GO	5.000%	12/1/24	2,000	2,401
Massachusetts GO	1.472%	11/1/25	1,380	1,376
Massachusetts GO	5.000%	7/1/28	1,000	1,265
Massachusetts GO	4.000%	11/1/30	1,980	2,131
Massachusetts GO	5.000%	11/1/31	2,000	2,463
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	533
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	1.800%	1/2/18	500	500
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	408
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	115

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	245
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	996
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	565
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,797
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	653
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,187
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,371
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	623
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,104
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,421
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	220
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	253
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	218
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	562
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	820
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	969
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,196
				50,226
Michigan (1.5%)
Battle Creek MI School District GO	5.000%	5/1/25	500	596
Birmingham MI City School District GO	5.000%	5/1/22	740	841
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,164
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,371
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	608
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,077
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	413
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,137
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,090
Eastern Michigan University Revenue	5.000%	3/1/27 (15)	500	604
Great Lakes MI Water Authority Sewer
Disposal System Revenue	5.000%	7/1/31	1,645	1,890
Great Lakes MI Water Authority Sewer
Disposal System Revenue	5.000%	7/1/36	1,000	1,133
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,000	1,186

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,064
Hudsonville MI Public Schools GO	5.000%	5/1/31	400	479
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,174
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,932
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	529
Michigan Building Authority Revenue	5.000%	4/15/24	1,515	1,785
Michigan Building Authority Revenue	5.000%	10/15/32	1,000	1,192
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,174
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,021
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,008
Michigan Finance Authority Revenue	5.000%	10/1/22	500	550
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,124
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,144
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/28	750	861
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,701
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,122
Michigan Finance Authority Revenue
(Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,010	1,214
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	564
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,416
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,145
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	573
Michigan Finance Authority Revenue
(Trinity Health Credit Group)	5.000%	12/1/28	2,000	2,422
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	500
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,203
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,000
Michigan GAN	5.000%	3/15/27	1,095	1,341
Michigan GO	5.000%	5/1/18	500	506
Michigan GO	5.500%	5/1/19 (Prere.)	595	626
Michigan State University Revenue	5.000%	8/15/20	1,040	1,130
Michigan Trunk Line Revenue	5.000%	11/1/21	500	530
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,360
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,459
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,821
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,435	1,659
University of Michigan Revenue	5.000%	4/1/32	2,000	2,445
3 University of Michigan Revenue PUT	2.140%	4/2/18	1,000	1,000

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	700	834
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,538
				59,256
Minnesota (0.7%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,000	2,259
Farmington MN Independent School District
No. 192 GO	5.000%	2/1/21	1,800	1,979
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/25	250	300
Minneapolis & St. Paul MN Metropolitan
Airports Commission Revenue	5.000%	1/1/26	200	244
Minneapolis & St. Paul MN Metropolitan
Council Wastewater GO	5.000%	3/1/21	1,435	1,583
Minneapolis MN Special School District
No. 1 COP	5.000%	2/1/26	1,855	2,124
Minnesota GO	5.000%	8/1/19	500	526
Minnesota GO	5.000%	8/1/19 (Prere.)	500	526
Minnesota GO	5.000%	11/1/19 (Prere.)	270	286
Minnesota GO	5.000%	11/1/20	65	69
Minnesota GO	5.000%	8/1/21	1,295	1,444
Minnesota GO	5.000%	10/1/21	1,925	2,156
Minnesota GO	5.000%	8/1/22	1,305	1,493
Minnesota GO	5.000%	10/1/22	1,325	1,522
Minnesota GO	5.000%	10/1/24	2,425	2,912
Minnesota GO	5.000%	8/1/25	1,500	1,830
Minnesota GO	5.000%	8/1/27	1,005	1,221
Minnesota Higher Education Facilities
Authority Revenue (Hamline University)	5.000%	10/1/35	595	661
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,278
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	519
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/33	1,010	1,204
University of Minnesota Revenue	5.000%	8/1/19	500	527
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	550
				27,213
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/19	370	386
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,300	1,557
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,500	1,820
Mississippi GO	5.500%	12/1/18	750	778
Mississippi GO	5.000%	10/1/19	2,000	2,119
Mississippi GO	5.000%	11/1/29	1,000	1,200
Mississippi GO	5.000%	10/1/33	1,305	1,586

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	1,000	1,058
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,163
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/30	505	613
Mississippi State University Educational
Building Corp. Revenue	5.000%	8/1/31	445	538
				12,818
Missouri (0.4%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,120	1,328
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	615	769
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	607
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/30	500	565
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	978
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health System)	5.000%	6/1/25	1,050	1,229
Missouri Health & Educational Facilities
Authority Revenue (Children’s Mercy
Hospital)	5.000%	5/15/36	1,100	1,261
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,721
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.989%	6/1/31 (2)	500	468
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	695
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	523
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	5.000%	12/1/34	1,400	1,614
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Prairie Project)	5.000%	12/1/34	1,000	1,158
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	799
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,180
				14,895
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	960

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	170	175

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,189
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,395	2,533
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	827
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	153
Lincoln NE Electric System Revenue	5.000%	9/1/25	265	302
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	383
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,111
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,660
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,839
				10,172
Nevada (0.6%)
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	663
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/28	550	650
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,520	1,660
Clark County NV GO	5.000%	12/1/29	500	530
Clark County NV GO	4.000%	6/1/32	1,505	1,682
Clark County NV GO	5.000%	7/1/33	1,000	1,129
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	525
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,000	1,195
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	480
Las Vegas NV GO	5.000%	6/1/18	1,225	1,243
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	1,000	1,003
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,218
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,187
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,229
Nevada GO	5.000%	4/1/22	1,710	1,935
Nevada GO	5.000%	11/1/23	1,465	1,720
Nevada GO	5.000%	11/1/25	1,015	1,225
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,827
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,790
				24,891
New Jersey (1.5%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,646
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,580
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	456

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jersey City NJ GO	5.000%	3/1/21	480	525
Morris County NJ Improvement Authority
School District Revenue (Morris Hills
Regional District Project)	5.000%	10/1/23	495	568
New Jersey COP	5.250%	6/15/19 (Prere.)	465	489
New Jersey Economic Development
Authority Revenue	5.000%	6/15/21	1,000	1,075
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	1,000	1,109
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	2,000	2,362
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/19	700	730
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,745
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	405	476
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)(ETM)	95	119
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharge)	3.125%	7/1/29	1,000	988
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	12/15/18	360	370
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.250%	9/1/24	300	324
New Jersey Economic Development
Authority Revenue (School Facilities
Construction)	5.000%	3/1/28	2,095	2,275
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Light Rail Transit System
Project)	5.000%	5/1/18	750	757
New Jersey Economic Development
Authority Sublease Revenue (New Jersey
Transit Corp. Light Rail Transit System
Project)	5.000%	5/1/19	500	517
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	208
New Jersey GO	5.250%	7/15/18 (2)	500	510
New Jersey GO	5.000%	8/15/19	750	788
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	551
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	254
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,135
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,015
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/18 (ETM)	385	385

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	315	326
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	185	191
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	708
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/27	1,000	1,151
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	220	233
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/24	1,750	1,777
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/25	1,300	1,477
New Jersey Transportation Trust Fund
Authority Federal Highway Reimbursement
Revenue	5.000%	6/15/29	1,500	1,522
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,677
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,175
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/19	650	681
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/19	500	527
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,718
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/21 (14)	245	271
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/21 (12)	150	167
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/22	1,315	1,483
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/23	605	695
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,129
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,439
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	500	544
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	6/15/32	700	763
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	175	181
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	325	336
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	1,000	1,124
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	1,040	1,182
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	1,000	1,229

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,207
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,000	1,089
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,712
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,182
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	559
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,525
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	850	851
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	4,805	1,339
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	835	227
				58,354
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,165
Albuquerque NM Municipal School District
No. 12 GO	5.000%	8/1/22	250	285
Albuquerque NM Municipal School District
No. 12 GO	5.000%	8/1/23	250	291
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,863
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	531
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	539
New Mexico Hospital Equipment Loan
Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/28	1,350	1,596
				7,270
New York (7.5%)
4 Battery Park City Authority New York
Revenue TOB VRDO	1.840%	1/2/18 LOC	995	995
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	500	620
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/31	530	652
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/18	500	506
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	300	314
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19 (ETM)	200	209
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	500	554
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,564
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	1,000	1,191

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,000	1,191
Long Island NY Power Authority Electric
System Revenue	4.000%	9/1/18	835	849
Long Island NY Power Authority Electric
System Revenue	5.000%	4/1/19 (Prere.)	575	600
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	75	78
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19 (ETM)	125	131
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/24	65	74
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/25	500	599
3 Long Island NY Power Authority Electric
System Revenue PUT	1.603%	11/1/18	1,000	1,001
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31	1,850	2,248
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	730	732
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,000	1,230
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,196
Nassau County NY GO	5.000%	4/1/23	1,000	1,141
New York City NY GO	5.250%	8/15/18 (Prere.)	40	41
New York City NY GO	5.500%	11/15/18 (Prere.)	300	310
New York City NY GO	5.625%	4/1/19 (Prere.)	815	856
New York City NY GO	5.000%	5/15/19 (Prere.)	480	503
New York City NY GO	5.000%	8/1/19	1,065	1,121
New York City NY GO	5.000%	8/1/19	1,500	1,578
New York City NY GO	5.000%	8/1/20	2,100	2,275
New York City NY GO	5.000%	8/1/20	2,935	3,180
New York City NY GO	5.250%	9/1/20	1,000	1,025
New York City NY GO	5.000%	8/1/21	2,000	2,225
New York City NY GO	5.000%	8/1/21	1,535	1,708
New York City NY GO	5.000%	8/1/21	515	573
New York City NY GO	5.000%	8/1/22	1,290	1,470
New York City NY GO	5.000%	8/1/22	500	570
New York City NY GO	5.000%	10/1/22	500	559
New York City NY GO	5.000%	8/1/23	380	433
New York City NY GO	5.000%	8/1/23	1,505	1,753
New York City NY GO	5.250%	8/15/24	460	471
New York City NY GO	5.000%	8/1/25	750	840
New York City NY GO	5.000%	8/1/25	1,010	1,220
New York City NY GO	5.000%	8/1/26	1,000	1,148
New York City NY GO	5.000%	8/1/26	500	567
New York City NY GO	5.000%	8/15/26	475	485
New York City NY GO	5.000%	8/1/28	400	432
New York City NY GO	5.625%	4/1/29	25	26

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	5/15/29	500	522
New York City NY GO	5.000%	8/1/30	1,000	1,155
New York City NY GO	5.000%	3/1/31	1,340	1,531
New York City NY GO	5.000%	8/1/31	365	403
New York City NY GO	5.000%	12/1/32	1,755	2,107
New York City NY GO	5.000%	12/1/33	1,500	1,795
New York City NY GO	5.000%	12/1/35	1,000	1,191
New York City NY GO VRDO	1.750%	1/2/18	400	400
New York City NY GO VRDO	1.770%	1/2/18	2,500	2,500
New York City NY GO VRDO	1.770%	1/2/18	50	50
New York City NY GO VRDO	1.770%	1/2/18	2,400	2,400
New York City NY GO VRDO	1.780%	1/2/18	13,800	13,800
New York City NY GO VRDO	1.820%	1/2/18 LOC	900	900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,613
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	575	616
New York City NY Housing Development
Corp. Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,136
New York City NY Housing Development
Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,025
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	745
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	524
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,455
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	259
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	539
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	551
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.750%	1/2/18	1,100	1,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.850%	1/2/18	2,600	2,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.900%	1/2/18	16,590	16,590
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.900%	1/2/18	900	900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.730%	1/2/18	1,100	1,100
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/24	500	570
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	519

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	519
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/28	1,730	2,070
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,110
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/29	2,000	2,385
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/30	1,000	1,191
New York City NY Transitional Finance
Authority Building Aid Revenue	5.000%	7/15/32	250	282
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/18 (ETM)	200	201
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/19	1,100	1,141
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	66
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/22	1,000	1,149
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	400	447
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,595
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/29	850	974
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/30	500	568
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	440	486
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	545
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/31	300	338
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/31	500	571
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/32	1,250	1,464
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	500	570
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,795
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	5/1/33	1,800	2,167
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/33	1,530	1,850
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,665	1,990
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,692
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/34	1,500	1,791
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/35	1,500	1,803

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/35	1,725	2,058
New York City NY Transitional Finance
Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,355
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/37	1,665	1,997
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	1.900%	1/2/18	3,120	3,120
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,090	1,345
New York Liberty Development Corp.
Revenue	5.000%	11/15/31	1,090	1,209
New York Liberty Development Corp.
Revenue (7 World Trade Center Project)	5.000%	9/15/31	1,000	1,120
New York Liberty Development Corp.
Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	750	983
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/18 (Prere.)	500	507
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/20	1,530	1,668
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/20 (Prere.)	500	550
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21 (Prere.)	500	559
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	220	246
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/21	1,000	1,119
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (14)	315	355
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/22 (Prere.)	820	943
New York Metropolitan Transportation
Authority Revenue	5.000%	5/15/23 (Prere.)	570	661
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	1,000	1,169
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	2,120	2,522
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	1,000	1,208
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	1,645	2,014
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	1,675	2,031
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/31	1,445	1,603
New York Metropolitan Transportation
Authority Revenue	4.000%	11/15/32	1,500	1,654
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	680	768
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	640

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,500	1,652
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,395
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/46	2,000	2,106
New York Metropolitan Transportation
Authority Revenue (Hudson Yards
Development)	5.000%	11/15/51	3,250	3,536
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/18	130	134
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	1,215	1,365
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	605
New York State Dormitory Authority Lease R
evenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	636
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	543
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	79
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	1.750%	1/8/18 LOC	3,100	3,100
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	432
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	254
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,163
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,138
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	543
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	533
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	500	551
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	500	504
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	200	208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	191
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	937
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	948
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,500	1,803

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	577
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,945	2,407
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	1,000	1,226
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,344
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	561
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	336
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,085
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,304
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,092
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	575	626
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	436
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	525
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	543
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/21	1,135	1,253
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/24	965	1,144
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/25	1,270	1,534
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/32	1,480	1,788
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/33	1,720	2,077
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	1,420	1,685
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/36	1,170	1,399
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.909%	12/1/25 (2)	1,095	1,095
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,000	2,287
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	394
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	569

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,832
New York State GO	4.500%	2/1/19	500	517
New York State GO	5.000%	2/15/30	315	345
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	495	530
New York State Thruway Authority Revenue	5.000%	5/1/19	1,230	1,283
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	501
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	491
New York State Thruway Authority Revenue	5.000%	1/1/30	500	559
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	601
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,169
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	513
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	521
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	536
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	559
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,390
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,385
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,007
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18 (ETM)	145	150
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	355	367
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	610
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,566
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,406
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,364
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,814
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,286
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,706
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,377
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,693
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	540
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	509

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,100
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,346
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,204
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,187
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,694
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,575
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/29	1,000	1,175
Tobacco Settlement Financing Corp. New
York Revenue	5.000%	6/1/34	1,760	2,016
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/18 (Prere.)	305	314
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/23	1,500	1,765
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/25	195	201
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/34	2,000	2,385
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/34	1,900	2,294
Triborough Bridge & Tunnel Authority New
York Revenue	5.000%	11/15/36	1,000	1,203
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,869
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,206
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,345
5 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,952
Westchester County NY GO	5.000%	7/1/20	435	472
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	59
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	870	947
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,232
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,613
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,668
				295,994
North Carolina (0.7%)
Cary NC Combined Utility Systems Revenue	5.000%	12/1/22 (Prere.)	330	378
Cary NC Combined Utility Systems Revenue	5.000%	12/1/27	170	195
Cary NC Combined Utility Systems Revenue	5.000%	12/1/29	400	499
Charlotte NC Airport Revenue	5.000%	7/1/25	2,050	2,471
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	257

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Durham County NC GO	5.000%	4/1/20	685	736
Durham County NC GO	5.000%	10/1/22	500	575
Mecklenburg County NC Public Facilities
Corp. Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	520
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/34	1,000	1,181
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	580
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	537
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	6.000%	1/1/18 (ETM)	510	510
North Carolina GAN	5.000%	3/1/25	1,000	1,196
North Carolina GAN	5.000%	3/1/27	1,000	1,193
North Carolina GO	5.000%	3/1/18	500	503
North Carolina GO	5.000%	6/1/19	2,000	2,097
North Carolina GO	5.000%	3/1/20	275	295
North Carolina GO	4.000%	6/1/20	500	529
North Carolina GO	5.000%	5/1/22	250	285
North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant
Health)	5.000%	6/1/21	1,000	1,105
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,128
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	679
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	367
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	150
North Carolina Revenue	5.000%	5/1/29	2,395	2,946
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)	180	205
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	320	367
Raleigh NC GO	5.000%	9/1/27	2,000	2,529
Wake County NC GO	4.000%	2/1/18	695	696
Wake County NC GO	5.000%	3/1/18	500	503
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	711
				25,923
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,422

Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	1,180	1,418
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	1,987
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	570	646
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	502

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	1,000	1,198
Bowling Green State University Ohio Revenue	5.000%	6/1/26	250	302
Bowling Green State University Ohio Revenue	5.000%	6/1/27	250	304
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	545
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	476
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	799
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	418
Cincinnati OH GO	4.000%	12/1/34	250	272
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	260
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	713
Columbus OH GO	5.000%	7/1/25	535	608
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,803
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	510	588
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,117
Fairfield County OH Hospital Facilities
Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	662
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,089
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,988
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	5.000%	11/1/28	450	555
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	361
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,157
Hamilton County OH Hospital Facilities
Revenue (UC Health)	5.000%	2/1/21	200	217
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,915	2,382
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	481
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	42
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	558
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,688
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	1.750%	1/2/18 LOC	400	400
North Royalton OH City School District GO	5.000%	12/1/26	300	362
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,673
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	109
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/33	1,525	1,834

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/36	1,250	1,492
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	842
Ohio GO	5.000%	2/1/18	3,895	3,906
Ohio GO	5.000%	5/1/23	1,270	1,477
Ohio GO	5.000%	8/1/23	500	570
Ohio GO	5.000%	8/1/24	500	597
Ohio GO	5.000%	11/1/24	1,675	2,011
Ohio GO	5.000%	3/15/36	1,005	1,158
Ohio Higher Education GO	5.000%	8/1/21	500	557
Ohio Higher Education GO	5.000%	8/1/22	2,680	3,062
Ohio Higher Education GO	5.000%	8/1/28	1,280	1,623
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	560	640
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.000%	1/1/28	500	622
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.000%	1/1/32	1,000	1,212
Ohio Infrastructure Improvement GO	5.000%	9/1/30	1,915	2,237
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	500	535
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,078
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,015	1,158
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	458
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,500	1,859
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,000	2,483
Penta Career Center Ohio COP	5.250%	4/1/23	125	140
Revere OH Local School District GO	5.000%	12/1/33	1,000	1,135
Revere OH Local School District GO	5.000%	12/1/35	665	755
Winton Woods City OH School District GO	5.000%	11/1/32	550	619
Winton Woods City OH School District GO	5.000%	11/1/33	255	287
Winton Woods City OH School District GO	5.000%	11/1/34	250	281
Winton Woods City OH School District GO	5.000%	11/1/35	260	292
Winton Woods City OH School District GO	5.000%	11/1/36	250	280
				62,880
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax
& Utility System Revenue	4.000%	7/1/25	1,000	1,130
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,471
Oklahoma City OK GO	5.000%	3/1/24	525	578
Oklahoma City OK Water Utilities Trust Water
& Sewer Revenue	5.000%	7/1/28	1,140	1,385
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	329
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,347
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	230	260
University of Oklahoma Revenue	5.000%	7/1/31	475	523
				8,023

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oregon (0.4%)
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	1,000	1,240
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,125	1,367
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	513
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,762
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/21 (Prere.)	430	477
Oregon Department of Administrative
Services Lottery Revenue	5.000%	4/1/25	1,370	1,622
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/31	70	77
Oregon Department of Transportation
Highway User Tax Revenue	5.000%	11/15/19	4,000	4,245
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,162
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/31	450	501
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/32	450	499
Oregon GO	5.000%	5/1/23	500	567
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	508
				14,540
Pennsylvania (2.5%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,088
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	325	363
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	506
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.642%	2/1/21	605	605
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	335	355
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	560
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,092
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/27	250	286
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/25	1,835	2,169
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	568
Chester County PA GO	5.000%	11/15/31	750	862
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,105

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Geisinger Authority Health System
Pennsylvania Revenue (Geisinger Health
System)	5.000%	6/1/20	650	700
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,394
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25 (4)	1,000	1,148
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	518
Montgomery County PA Higher Education
& Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/22 (Prere.)	500	564
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.000%	1/15/23	1,015	1,122
Montgomery County PA Industrial
Development Authority Health Services
Revenue (Albert Einstein Healthcare
Network)	5.000%	1/15/25	1,000	1,135
Montgomery County PA Industrial
Development Authority Pollution Control
Revenue (Exelon Generation Co., LLC) PUT	2.550%	6/1/20	1,000	1,004
Montgomery County PA Industrial
Development Authority Retirement
Community Revenue (ACTS Retirement- Life
Communities Obligated Group)	5.000%	11/15/25	1,250	1,386
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,046
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/25	1,215	1,439
Pennsylvania Economic Development
Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	785	840
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	11/15/25	1,000	1,200
Pennsylvania Economic Development
Financing Authority Revenue (UPMC
Obligated Group)	5.000%	11/15/30	1,500	1,795
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	4.000%	1/1/18	750	750
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/20	700	735
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	1,330	1,375
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	522
Pennsylvania GO	5.000%	7/1/20	500	538

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.375%	7/1/21	500	557
Pennsylvania GO	5.000%	11/15/21 (Prere.)	500	561
Pennsylvania GO	5.000%	1/1/24	1,500	1,735
Pennsylvania GO	5.000%	8/15/24	500	584
Pennsylvania GO	5.000%	9/15/26	1,500	1,807
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,095
Pennsylvania GO	5.000%	10/15/32	1,000	1,134
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	775
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	217
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	550
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	528
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System)	4.000%	8/15/36	1,295	1,382
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,004
Pennsylvania State University Revenue	5.000%	3/1/25	500	535
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	1,000	1,182
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,160
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	500	592
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	199
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	901
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	186
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,750	1,909
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	540
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	289
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	695	758
3 Pennsylvania Turnpike Commission Revenue	2.690%	12/1/21	1,315	1,338
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	180
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,301
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,000	1,199
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,035	1,216
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,961
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	895
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,658
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,327
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,719
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,205
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,184
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,186
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	750	903

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/37	345	397
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,500	1,785
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,204
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,010	1,198
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,527
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System Obligated
Group)	5.000%	7/1/25	1,000	1,137
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	500	530
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,101
Philadelphia PA School District GO	5.250%	9/1/22	525	561
Philadelphia PA School District GO	5.000%	9/1/31	940	1,053
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	560	607
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,171
Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/32	1,000	1,197
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,182
Reading PA School District GO	5.000%	3/1/25 (4)	805	946
6 Saint Mary PA Hospital Authority Health
System Revenue (Trinity Health Corp
Obligated Group)	5.000%	11/15/25	815	973
6 Saint Mary PA Hospital Authority Health
System Revenue (Trinity Health Corp
Obligated Group)	5.000%	11/15/26	750	906
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,339
St. Mary Hospital Authority Pennsylvania
Health System Revenue (Catholic Health
Initiatives)	5.000%	11/15/26	1,000	1,076
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,759
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,932
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	500	531
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters
of Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	91
				96,163
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	500
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	549
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,261
				2,310
Rhode Island (0.1%)
Rhode Island Commerce Corp. Airport
Revenue	5.000%	7/1/30	500	579

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	600
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,995	1,994
				3,173
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	590	691
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	281
Florence County SC School District GO	5.000%	3/1/18	1,000	1,006
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,181
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,720
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,159
Piedmont SC Municipal Power Agency
Revenue	0.000%	1/1/24 (14)	1,600	1,380
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,677
South Carolina GO	5.000%	4/1/20	450	484
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,106
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	508
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,114
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	517
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,770	2,022
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,000	1,149
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,170
York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,373
				18,538
South Dakota (0.1%)
Educational Enhancement Funding Corp.
South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,228
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,000	1,181
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	1,975	2,097
				5,506

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tennessee (0.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,190
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,623
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,035	1,176
Clarksville TN Public Building Authority
Revenue (Morristown) VRDO	2.000%	1/2/18 LOC	380	380
Knox County TN GO	5.000%	4/1/18	1,000	1,009
Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,151
Memphis TN GO	5.000%	5/1/30	500	549
Memphis TN Water System Revenue	4.000%	12/1/34	575	638
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/35	865	1,049
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	676
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	540
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer
Revenue	5.000%	7/1/20	500	540
Shelby County TN GO	5.000%	3/1/19	500	520
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	104
Shelby County TN GO	5.000%	4/1/19	400	417
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	742
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,500	1,699
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,675	1,925
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	515	605
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	780	906
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	585	704
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,182
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	2,500	2,738
Tennessee GO	5.000%	8/1/20	625	678
Tennessee GO	5.000%	8/1/21	1,490	1,662
Tennessee GO	5.000%	8/1/22	1,475	1,689
Tennessee GO	5.000%	8/1/22	1,385	1,586
				27,678
Texas (5.0%)
Alamo TX Regional Mobility Authority
Revenue	5.000%	6/15/27	1,280	1,524
Arlington TX GO	5.000%	8/15/19	1,920	2,024

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	580
Austin TX Airport System Revenue	5.000%	11/15/26	1,010	1,232
Austin TX Airport System Revenue	5.000%	11/15/32	1,150	1,362
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,193
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	223
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	69
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	559
Beaumont TX Independent School District GO	5.000%	2/15/20	3,345	3,574
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	3,922
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,082
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	539
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,173
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	81
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	139
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,184
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	971
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	599
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,602
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	220
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	548
Dallas County TX Utility & Reclamation
District GO	5.000%	2/15/28	2,000	2,442
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	513
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	572
Dallas TX Independent School District GO	5.000%	2/15/23	485	533
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,218
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	217
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	140	156
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,185
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	493
Galveston County TX GO	4.000%	2/1/34	750	821
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,156

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,486
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	1.800%	1/2/18	1,140	1,140
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,207
Harris County TX Flood Control District GO	5.250%	10/1/18	435	447
Harris County TX GO	5.000%	10/1/23	500	528
Harris County TX GO	5.000%	10/1/23	300	336
Harris County TX GO	5.000%	8/15/32	1,000	1,123
Harris County TX GO	5.000%	10/1/36	1,200	1,428
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,061
3 Harris County TX Toll Road Revenue	2.490%	8/15/18	1,000	1,004
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	527
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	564
Hays County TX GO	5.000%	2/15/35	1,090	1,297
Highland Park TX Independent School District
GO	5.000%	2/15/19	1,000	1,039
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,003
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,007
Houston TX GO	5.000%	3/1/18	1,650	1,660
Houston TX GO	5.000%	3/1/20	500	519
Houston TX GO	5.000%	3/1/27	1,000	1,221
Houston TX GO	4.000%	3/1/35	1,500	1,627
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,015	1,178
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,246
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,180
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,102
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,180
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	120
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,096
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,089
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,166
3 Houston TX Utility System Revenue PUT	2.610%	5/1/20	1,000	1,006
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,647
Judson TX Independent School District GO	5.000%	2/1/22	600	675
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,430
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	551
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,501
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,175
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	264
Lower Colorado River Authority Texas
Revenue	5.000%	5/15/19	1,525	1,592
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,175	1,377
Lubbock TX GO	5.000%	2/15/23	500	563

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	386
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	509
New Hope TX Cultural Education Facilities.
First Mortgage Revenue (Morningside
Ministries Project)	6.250%	1/1/33	1,640	1,846
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/26	1,060	1,204
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/27	1,000	1,126
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Westminster
Manor Project)	5.000%	11/1/28	870	971
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/23	200	224
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/24	210	238
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/25	240	273
North East TX Independent School District
GO	5.250%	2/1/22	500	568
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,697
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,803
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,661
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,879
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,199
North Texas Tollway Authority System
Revenue	6.000%	1/1/18 (Prere.)	440	440
North Texas Tollway Authority System
Revenue	6.000%	1/1/18 (Prere.)	440	440
North Texas Tollway Authority System
Revenue	6.000%	1/1/19 (Prere.)	205	214
North Texas Tollway Authority System
Revenue	6.000%	1/1/20	60	60
North Texas Tollway Authority System
Revenue	5.500%	9/1/21 (Prere.)	500	565
North Texas Tollway Authority System
Revenue	6.250%	2/1/23	1,650	1,786
North Texas Tollway Authority System
Revenue	6.000%	1/1/25	60	60

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System
Revenue	5.000%	1/1/26	1,000	1,148
North Texas Tollway Authority System
Revenue	5.000%	1/1/27	1,350	1,571
North Texas Tollway Authority System
Revenue	6.000%	1/1/28	45	47
North Texas Tollway Authority System
Revenue	5.000%	1/1/29	1,105	1,301
North Texas Tollway Authority System
Revenue	5.000%	1/1/30	500	575
North Texas Tollway Authority System
Revenue	5.000%	1/1/32	1,750	2,027
North Texas Tollway Authority System
Revenue	4.000%	1/1/33	1,550	1,679
North Texas Tollway Authority System
Revenue	5.000%	1/1/33	1,500	1,732
North Texas Tollway Authority System
Revenue	5.000%	1/1/34	1,575	1,813
North Texas Tollway Authority System
Revenue	5.000%	1/1/35	1,000	1,148
North Texas Tollway Authority System
Revenue	4.000%	1/1/36	1,015	1,092
North Texas Tollway Authority System
Revenue	4.000%	1/1/37 (4)	1,500	1,614
North Texas Tollway Authority System
Revenue	5.000%	1/1/38	1,000	1,185
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,202
Pasadena TX GO	4.000%	2/15/28	1,000	1,110
Pearland TX GO	4.000%	3/1/32	1,000	1,106
Pearland TX GO	4.000%	3/1/33	360	392
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	264
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	372
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,616
Rockwall County TX GO	5.000%	2/1/18	1,080	1,083
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	528
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	222
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	518
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	550
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,196
San Antonio TX GO	5.000%	8/1/20	125	136
San Antonio TX GO	5.000%	2/1/22	1,000	1,100
San Antonio TX GO	5.000%	2/1/24	500	548
San Antonio TX GO	5.000%	2/1/26	1,000	1,205
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,192

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/34	1,350	1,461
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,068
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,190
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,634
Sugar Land TX GO	5.000%	2/15/26	500	609
Sugar Land TX GO	5.000%	2/15/27	500	611
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,154
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	340
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,108
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	523
Texas GO	4.000%	4/1/18	400	403
Texas GO	5.000%	10/1/22	1,000	1,147
Texas GO	5.000%	10/1/24	1,000	1,198
Texas GO	5.000%	10/1/27	1,400	1,652
Texas GO	5.000%	10/1/28	1,330	1,561
Texas GO	5.000%	8/1/31	500	552
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/21	265	296
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/22	1,005	1,134
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/23	380	427
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/23	210	244
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/24	570	669
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/25	2,185	2,478
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.000%	12/15/28	1,335	1,501
Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	563
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,113
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,580	1,897
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)	500	519
Texas TRAN	4.000%	8/30/18	10,000	10,165
Texas Transportation Commission GO	5.000%	10/1/21	1,500	1,679
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,348
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,813
3 Texas Transportation Commission GO PUT	2.090%	10/1/18	1,500	1,501
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,658
Texas Transportation Commission Revenue	5.000%	4/1/23	1,800	2,088
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	525	596

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	753
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	2,330	2,683
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	271
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	499
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,104
Texas Water Financial Assistance GO	5.000%	8/1/18 (Prere.)	55	56
Texas Water Financial Assistance GO	5.000%	8/1/18	445	454
Texas Water Financial Assistance GO	5.000%	8/1/24	500	510
Texas Water Financial Assistance GO	5.000%	8/1/25	500	510
University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,981
University of North Texas Revenue	5.000%	4/15/36	1,225	1,455
University of Texas Permanent University
Fund Revenue	5.000%	7/1/21	1,300	1,446
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	342
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/20	1,000	1,085
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	557
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/23	1,000	1,170
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/28	1,750	2,174
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/27	755	923
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/32	250	274
Williamson County TX GO	5.000%	2/15/23	230	260
				194,896
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	548
Central Utah Water Conservancy District
Revenue	4.000%	10/1/32	1,000	1,117
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/32	750	830
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/30	1,355	1,659
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	350	399
Utah GO	4.500%	7/1/19	2,000	2,088
Utah GO	5.000%	7/1/19	615	647
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,214
				8,502
Virginia (1.5%)
Arlington County VA GO	5.000%	8/15/19	1,535	1,619
Arlington County VA GO	5.000%	8/1/23	600	686
Arlington County VA GO	5.000%	8/15/26	2,000	2,482
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	556
Chesterfield County VA GO	5.000%	1/1/22	900	1,016
Fairfax County VA GO	4.000%	10/1/19	2,000	2,084
Fairfax County VA GO	5.000%	10/1/20	1,710	1,865

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Fairfax County VA GO	5.000%	10/1/23	1,255	1,475
Fairfax County VA GO	4.000%	10/1/32	1,415	1,593
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	332
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,934
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	568
Norfolk VA GO	5.000%	10/1/20	775	844
Norfolk VA GO	5.000%	9/1/29	1,395	1,662
Norfolk VA GO	5.000%	9/1/30	1,065	1,267
Norfolk VA GO	5.000%	9/1/32	1,345	1,590
Norfolk VA Water Revenue	5.000%	11/1/31	500	558
Richmond VA GO	5.000%	3/1/25	1,625	1,960
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,217
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	554
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated
Group)	5.000%	6/15/24	750	862
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/21	1,000	1,098
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	4.000%	2/1/31	1,445	1,594
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	4.000%	2/1/34	1,900	2,091
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,657
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	405
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,111
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,688
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	1,200	1,472
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,000	2,479
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,398
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,750	1,919
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	1,695	1,855
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/19	1,495	1,575
Virginia Public Building Authority Public
Facilities Revenue	5.000%	8/1/24	1,250	1,488
Virginia Public School Authority Revenue	5.000%	8/1/19	500	526

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	3,964
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,797
Virginia Public School Authority Revenue	5.000%	8/1/26	1,500	1,858
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,842
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,164
				60,705
Washington (1.2%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	933
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	500	541
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/31	1,200	1,424
Energy Northwest Washington Electric
Revenue (Project No. 1)	5.000%	7/1/21	1,355	1,507
King County WA GO	5.000%	1/1/19	150	155
King County WA GO	5.000%	7/1/20	1,250	1,352
King County WA GO	5.000%	1/1/24	500	562
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,066
Kitsap County WA School District No. 401 GO	4.000%	12/1/33	755	832
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,117
Northwest Energy Washington Electric
Revenue (Bonneville Power Administration)	5.000%	7/1/28	2,500	2,825
Pierce County WA School District No. 402 GO	4.000%	12/1/33	1,840	2,043
Port of Seattle WA Revenue	5.000%	8/1/29	250	280
Seattle WA GO	5.000%	6/1/21	1,000	1,110
Spokane County WA School District No. 81
GO	4.000%	12/1/30	1,800	2,031
University of Washington Revenue	5.000%	4/1/31	335	368
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	432
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	416
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,196
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,641
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,290
Washington GO	5.000%	7/1/18 (Prere.)	500	509
Washington GO	5.000%	7/1/18	675	687
Washington GO	5.000%	8/1/19 (Prere.)	500	525
Washington GO	0.000%	6/1/20 (14)	500	479
Washington GO	5.000%	7/1/20	1,000	1,083
Washington GO	5.000%	2/1/22 (Prere.)	500	563
Washington GO	5.000%	7/1/22	1,350	1,540
Washington GO	5.000%	8/1/22	540	617
Washington GO	5.000%	8/1/22	540	617
Washington GO	5.000%	7/1/23	1,000	1,167
Washington GO	5.000%	7/1/25	1,500	1,789
Washington GO	5.000%	7/1/25	500	567
Washington GO	5.000%	8/1/27	1,000	1,211
Washington GO	5.000%	8/1/27	1,160	1,452
Washington GO	5.000%	8/1/30	1,585	1,942
Washington GO	5.000%	8/1/31	1,970	2,402

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington GO	5.000%	8/1/32	1,470	1,783
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	2,011
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,196
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	990
Washington State University General
Revenue	5.000%	10/1/31	500	555
				46,806
West Virginia (0.1%)
West Virginia Economic Development
Authority Lottery Revenue	5.000%	6/15/29	1,180	1,423
West Virginia Economic Development
Authority Lottery Revenue	4.000%	6/15/37	1,545	1,640
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,546
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,055	1,104
				5,713
Wisconsin (0.9%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,079
Milwaukee WI GO	4.000%	3/15/19	1,000	1,030
Milwaukee WI GO	4.000%	3/15/20	1,000	1,048
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/19 (Prere.)	45	47
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/28	415	437
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	506
Wisconsin GO	5.000%	5/1/19	1,335	1,395
Wisconsin GO	5.000%	11/1/19	1,250	1,326
Wisconsin GO	5.000%	5/1/20	1,000	1,077
Wisconsin GO	5.000%	5/1/21 (ETM)	15	17
Wisconsin GO	5.000%	5/1/21	735	814
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	40
Wisconsin GO	5.000%	11/1/23	2,370	2,785
Wisconsin GO	5.000%	5/1/24	500	565
Wisconsin GO	5.000%	5/1/26	2,175	2,454
Wisconsin GO	5.000%	5/1/36	2,000	2,350
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare
Inc.)	5.000%	7/1/31	1,030	1,209
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	4.000%	11/15/33	2,000	2,130
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	4.000%	11/15/34	1,500	1,593
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health
Alliance Credit Group)	5.000%	11/15/36	1,800	2,102

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,813
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	1,150	1,264
Wisconsin Health & Educational Facilities
Authority Revenue (Children’s Hospital of
Wisconsin Inc.)	4.000%	8/15/31	1,010	1,101
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	556
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,030	1,200
Wisconsin Public Power System Power
Supply System Revenue	5.000%	7/1/32	500	567
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	131
Wisconsin Transportation Revenue	5.000%	7/1/23	385	439
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,198
				35,273
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,158
Total Tax-Exempt Municipal Bonds (Cost $1,968,703)				2,018,757
Temporary Cash Investment (0.0%)[1]
U. S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill (Cost $200)	1.108%	2/1/18	200	200
Total Investments (99.4%) (Cost $2,988,429)				3,907,340

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	214
Receivables for Investment Securities Sold	2,310
Receivables for Accrued Income	24,783
Receivables for Capital Shares Issued	4,265
Variation Margin Receivable—Futures Contracts	93
Other Assets	236
Total Other Assets	31,901
Liabilities
Payables for Investment Securities Purchased	(7,374)
Payables for Capital Shares Redeemed	(2)
Payables to Vanguard	(1,485)
Variation Margin Payable—Futures Contracts	(55)
Other Liabilities	(5)
Total Liabilities	(8,921)
Net Assets (100%)
Applicable to 127,913,724 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,930,320
Net Asset Value Per Share	$30.73

Tax-Managed Balanced Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,037,276
Overdistributed Net Investment Income	(1,087)
Accumulated Net Realized Losses	(24,530)
Unrealized Appreciation (Depreciation)
Investment Securities	918,911
Futures Contracts	(250)
Net Assets	3,930,320

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 48.1% and -0.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $1,338,000, representing 0.0% of net assets.
5 Securities with a value of $561,000 have been segregated as initial margin for open futures contracts.
6 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2017.
CVR—Contingent Value Rights.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2018	385	82,432	(88)
10-Year U.S. Treasury Note	March 2018	308	38,206	(136)
5-Year U.S. Treasury Note	March 2018	112	13,010	(12)
E-mini S&P 500 Index	March 2018	36	4,817	24
				(212)
Short Futures Contracts
30-Year U. S. Treasury Bond	March 2018	(79)	(12,087)	(13)
Ultra 10-Year U.S. Treasury Note	March 2018	(35)	(4,675)	(25)
				(38)
				(250)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	30,500
Interest	47,054
Total Income	77,554
Expenses
The Vanguard Group—Note B
Investment Advisory Services	402
Management and Administrative	2,320
Marketing and Distribution	296
Custodian Fees	30
Auditing Fees	34
Shareholders’ Reports and Proxy	110
Trustees’ Fees and Expenses	3
Total Expenses	3,195
Net Investment Income	74,359
Realized Net Gain (Loss)
Investment Securities Sold	7,963
Futures Contracts	(866)
Realized Net Gain (Loss)	7,097
Change in Unrealized Appreciation (Depreciation)
Investment Securities	334,153
Futures Contracts	(218)
Change in Unrealized Appreciation (Depreciation)	333,935
Net Increase (Decrease) in Net Assets Resulting from Operations	415,391

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,359	61,947
Realized Net Gain (Loss)	7,097	(16,216)
Change in Unrealized Appreciation (Depreciation)	333,935	118,827
Net Increase (Decrease) in Net Assets Resulting from Operations	415,391	164,558
Distributions
Net Investment Income	(74,412)	(62,031)
Realized Capital Gain	—	—
Total Distributions	(74,412)	(62,031)
Capital Share Transactions
Issued	831,144	824,319
Issued in Lieu of Cash Distributions	62,220	52,893
Redeemed	(399,561)	(362,291)
Net Increase (Decrease) from Capital Share Transactions	493,803	514,921
Total Increase (Decrease)	834,782	617,448
Net Assets
Beginning of Period	3,095,538	2,478,090
End of Period[1]	3,930,320	3,095,538

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,087,000) and ($1,034,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$27.85	$26.86	$26.79	$24.90	$22.25
Investment Operations
Net Investment Income	. 622[1]	.595	.557	.547	.517
Net Realized and Unrealized Gain (Loss)
on Investments	2.871	.989	.067	1.879	2.647
Total from Investment Operations	3.493	1.584	.624	2.426	3.164
Distributions
Dividends from Net Investment Income[2]	(. 613)	(. 594)	(. 554)	(. 536)	(. 514)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 613)	(. 594)	(. 554)	(. 536)	(. 514)
Net Asset Value, End of Period	$30.73	$27.85	$26.86	$26.79	$24.90
Total Return[3]	12.64%	5.94%	2.35%	9.81%	14.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,930	$3,096	$2,478	$1,911	$1,401
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.11%	2.20%	2.11%	2.15%	2.21%
Portfolio Turnover Rate	9% [4]	11%[4]	9%	8%	9%

1 Calculated based on average shares outstanding.
2 For tax purposes, nontaxable dividends represent 61%, 57%, 62%, 64%, and 63% of dividends from net investment income.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Balanced Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $214,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,888,351	—	32
Tax-Exempt Municipal Bonds	—	2,018,757	—
Temporary Cash Investments	—	200	—
Futures Contracts—Assets[1]	93	—	—
Futures Contracts—Liabilities[1]	(55)	—	—
Total	1,888,389	2,018,957	32
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $7,181,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $77,000 of ordinary income and $163,000 of tax-exempt income available for distribution. The fund had available capital losses totaling $24,797,000 that may be carried forward indefinitely to offset future net capital gains. Capital loss carryforwards of $1,449,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $2,988,429,000. Net unrealized appreciation of investment securities for tax purposes was $918,911,000, consisting of unrealized gains of $930,752,000 on securities that had risen in value since their purchase and $11,841,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $817,570,000 of investment securities and sold $328,879,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales include $0 and $13,663,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2017, such purchases and sales were $153,925,000 and $192,830,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Tax-Managed Balanced Fund

F. Capital shares issued and redeemed were:
	Year Ended December 31,
	2017	2016
	Shares	Shares
	(000)	(000)
Issued	28,279	30,189
Issued in Lieu of Cash Distributions	2,096	1,921
Redeemed	(13,595)	(13,249)
Net Increase (Decrease) in Shares Outstanding	16,780	18,861

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.09%	0.06%
30-Day SEC Yield	1.62%	1.65%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	782	978	3,775
Median Market Cap	$76.1B	$83.1B	$66.9B
Price/Earnings Ratio	22.9x	22.9x	22.8x
Price/Book Ratio	3.2x	3.1x	3.0x
Return on Equity	16.0%	15.9%	15.1%
Earnings Growth Rate	10.2%	9.8%	9.9%
Dividend Yield	1.7%	1.8%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	7%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	1.00

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	3.5%
Microsoft Corp.	Computer Services
	Software & Systems	2.5
Alphabet Inc.	Computer Services
	Software & Systems	2.4
Amazon.com Inc.	Diversified Retail	1.8
Facebook Inc.	Computer Services
	Software & Systems	1.6
Johnson & Johnson	Pharmaceuticals	1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.5
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.5
Exxon Mobil Corp.	Oil: Integrated	1.4
Bank of America Corp.	Banks: Diversified	1.1
Top Ten		18.8%

The holdings listed exclude any temporary cash investments and equity index products.

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.2%	13.8%	13.9%
Consumer Staples	6.7	6.7	6.3
Energy	5.8	6.0	5.8
Financial Services	21.4	21.1	21.4
Health Care	12.8	13.0	13.1
Materials &
Processing	3.6	3.7	4.0
Other	0.0	0.0	0.3
Producer Durables	10.9	10.9	11.0
Technology	19.8	19.9	19.4
Utilities	4.8	4.9	4.8

Sector categories are based on the Russell Global Sectors (“RGS”), except for the “Other” category (if applicable), which includes securities that have not been provided a RGS classification as of the effective reporting period.

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Investment Focus

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation
Fund Admiral Shares	22.40%	15.96%	8.74%	$23,123
Russell 1000 Index	21.69	15.71	8.59	22,806
Multi-Cap Core Funds Average	19.15	13.18	6.74	19,192
Dow Jones U.S. Total Stock Market
Float Adjusted Index	21.16	15.52	8.66	22,948

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	22.43%	16.00%	8.79%	$11,606,589
Russell 1000 Index	21.69	15.71	8.59	11,403,196
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

Tax-Managed Capital Appreciation Fund Admiral Shares
Russell 1000 Index

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	142,281	166,393
	Home Depot Inc.	437,741	82,965
	Comcast Corp. Class A	1,671,446	66,941
	Walt Disney Co.	561,579	60,375
	McDonald’s Corp.	299,604	51,568
	Wal-Mart Stores Inc.	503,796	49,750
	Lowe’s Cos. Inc.	353,515	32,856
	Costco Wholesale Corp.	167,474	31,170
	Starbucks Corp.	534,294	30,685
*	Priceline Group Inc.	17,378	30,198
	NIKE Inc. Class B	479,326	29,982
	Time Warner Inc.	304,872	27,887
*	Netflix Inc.	139,472	26,773
	Marriott International Inc.
	Class A	195,277	26,505
*	Charter Communications
	Inc. Class A	58,989	19,818
	Twenty-First Century
	Fox Inc. Class A	503,599	17,389
*	eBay Inc.	453,475	17,114
	Ross Stores Inc.	204,205	16,387
	TJX Cos. Inc.	204,469	15,634
	General Motors Co.	353,823	14,503
	Estee Lauder Cos. Inc.
	Class A	112,088	14,262
*	NVR Inc.	4,041	14,177
*	Dollar Tree Inc.	127,501	13,682
*	Tesla Inc.	43,254	13,467
	Yum! Brands Inc.	154,753	12,629
	Ford Motor Co.	1,003,784	12,537
	Royal Caribbean Cruises
	Ltd.	104,593	12,476
*	Mohawk Industries Inc.	43,895	12,111
*	AutoZone Inc.	16,519	11,751
*	O’Reilly Automotive Inc.	48,750	11,726
	DR Horton Inc.	218,026	11,135

			Market
			Value•
		Shares	($000)
	Target Corp.	167,425	10,924
	MGM Resorts
	International	321,921	10,749
*	CarMax Inc.	147,985	9,490
	Sirius XM Holdings Inc.	1,742,688	9,341
	PVH Corp.	66,936	9,184
	CBS Corp. Class B	154,952	9,142
*	WABCO Holdings Inc.	61,510	8,827
*	Visteon Corp.	66,473	8,318
	Lennar Corp. Class A	126,336	7,990
	Expedia Inc.	65,271	7,818
	Fortune Brands Home
	& Security Inc.	114,201	7,816
	PulteGroup Inc.	230,354	7,659
	Darden Restaurants Inc.	76,927	7,387
	BorgWarner Inc.	142,961	7,304
	Yum China Holdings Inc.	175,156	7,010
	Hasbro Inc.	76,942	6,993
	Dollar General Corp.	73,707	6,855
*	Liberty Interactive Corp.
	QVC Group Class A	280,006	6,838
	Goodyear Tire & Rubber
	Co.	206,726	6,679
	Gentex Corp.	316,457	6,630
	Las Vegas Sands Corp.	93,794	6,518
*	Hyatt Hotels Corp.
	Class A	83,712	6,156
	Scripps Networks
	Interactive Inc. Class A	69,558	5,939
	Interpublic Group of
	Cos. Inc.	291,791	5,883
	VF Corp.	76,758	5,680
	Lear Corp.	30,629	5,411
	Carnival Corp.	77,458	5,141
	Gap Inc.	148,246	5,049
	Advance Auto Parts Inc.	50,598	5,044
	Toll Brothers Inc.	104,747	5,030
	L Brands Inc.	81,600	4,914
	Hanesbrands Inc.	231,493	4,841

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Harley-Davidson Inc.	93,966	4,781
	Kohl’s Corp.	78,594	4,262
*	AutoNation Inc.	76,079	3,905
	Hilton Worldwide
	Holdings Inc.	48,300	3,857
*	Discovery
	Communications Inc.	180,032	3,811
*	Tempur Sealy International
	Inc.	60,667	3,803
	Omnicom Group Inc.	50,564	3,683
	KAR Auction Services Inc.	71,220	3,597
	Wynn Resorts Ltd.	21,318	3,594
	Viacom Inc. Class B	114,882	3,540
*	Norwegian Cruise Line
	Holdings Ltd.	66,214	3,526
	John Wiley & Sons Inc.
	Class A	53,577	3,523
	Brinker International Inc.	88,041	3,420
*	Liberty Media Corp-Liberty
	SiriusXMClass C	85,986	3,410
	Macy’s Inc.	127,309	3,207
	Foot Locker Inc.	67,670	3,172
*	Aptiv plc	34,717	2,945
	Vail Resorts Inc.	13,100	2,783
	Ralph Lauren Corp. Class A	26,519	2,750
*	LKQ Corp.	65,922	2,681
	Mattel Inc.	171,400	2,636
*	Liberty Ventures Class A	46,959	2,547
*	TripAdvisor Inc.	66,380	2,287
	News Corp. Class A	134,764	2,185
*	Liberty Media Corp-Liberty
	SiriusXM Class A	53,860	2,136
	Coty Inc. Class A	104,540	2,079
	Best Buy Co. Inc.	29,136	1,995
*	Bright Horizons Family
	Solutions Inc.	19,101	1,796
*	Liberty Broadband Corp.	20,819	1,773
	Polaris Industries Inc.	12,226	1,516
	Nordstrom Inc.	31,966	1,515
*	DISH Network Corp.
	Class A	30,800	1,471
*	ServiceMaster Global
	Holdings Inc.	28,469	1,460
	Adient plc	18,417	1,449
*	Liberty Media Corp-Liberty
	Formula One	41,700	1,424
*	Hilton Grand Vacations Inc.	33,161	1,391
*	Liberty Expedia Holdings
	Inc. Class A	31,306	1,388
*	Madison Square Garden
	Co. Class A	6,489	1,368
*	AMC Networks Inc.
	Class A	24,719	1,337
	Tapestry Inc.	28,940	1,280

			Market
			Value•
		Shares	($000)
*	Liberty Broadband Corp.
	Class A	14,584	1,240
*	Lululemon Athletica Inc.	13,048	1,025
	H&R Block Inc.	35,900	941
*	Murphy USA Inc.	10,664	857
*	Michaels Cos. Inc.	35,297	854
*	Live Nation
	Entertainment Inc.	19,625	835
	Nielsen Holdings plc	22,859	832
*	Vista Outdoor Inc.	56,939	830
*	Urban Outfitters Inc.	23,386	820
	Tractor Supply Co.	10,800	807
*	Ulta Beauty Inc.	3,421	765
	AMERCO	1,628	615
*	Burlington Stores Inc.	4,997	615
*	Delphi Technologies plc	11,572	607
	Lennar Corp. Class B	10,973	567
	Genuine Parts Co.	5,633	535
	Tribune Media Co. Class A	12,100	514
	Signet Jewelers Ltd.	8,400	475
	Graham Holdings Co.
	Class B	821	458
	Domino’s Pizza Inc.	2,400	454
	Regal Entertainment Group
	Class A	13,200	304
*	Michael Kors Holdings Ltd.	3,000	189
*	Chipotle Mexican Grill Inc.
	Class A	500	145
*	Floor & Decor Holdings Inc.
	Class A	2,305	112
*	Lions Gate Entertainment
	Corp. Class A	2,918	99
*	Liberty Media Corp-Liberty
	Formula One Class A	2,900	95
*	Pandora Media Inc.	17,400	84
	Dick’s Sporting Goods Inc.	2,600	75
*	Lions Gate Entertainment
	Corp. Class B	1,798	57
	Entercom Communications
	Corp. Class A	656	7
			1,304,502
Consumer Staples (6.7%)
	Procter & Gamble Co.	946,792	86,991
	Philip Morris
	International Inc.	560,202	59,185
	Coca-Cola Co.	1,226,086	56,253
	PepsiCo Inc.	468,488	56,181
	Altria Group Inc.	605,049	43,206
	CVS Health Corp.	388,354	28,156
	Colgate-Palmolive Co.	347,747	26,237
	Mondelez International
	Inc. Class A	606,907	25,976
	Walgreens Boots Alliance
	Inc.	301,845	21,920

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Constellation Brands Inc.
	Class A	85,361	19,511
*	Monster Beverage Corp.	269,660	17,067
	Tyson Foods Inc. Class A	164,014	13,297
	Kroger Co.	442,623	12,150
	Kraft Heinz Co.	155,016	12,054
	Brown-Forman Corp.
	Class B	166,260	11,417
	Clorox Co.	71,982	10,707
	Dr Pepper Snapple Group
	Inc.	109,488	10,627
	Archer-Daniels-Midland
	Co.	242,866	9,734
	Church & Dwight Co. Inc.	168,036	8,430
	Ingredion Inc.	59,184	8,274
	McCormick & Co. Inc.	80,966	8,251
	Hershey Co.	71,867	8,158
	Kimberly-Clark Corp.	63,621	7,676
	Hormel Foods Corp.	209,953	7,640
	General Mills Inc.	121,800	7,221
	JM Smucker Co.	48,896	6,075
	Molson Coors Brewing
	Co. Class B	71,712	5,885
	Campbell Soup Co.	96,545	4,645
	Energizer Holdings Inc.	62,210	2,985
*	Edgewell Personal Care Co.	45,051	2,676
	Kellogg Co.	37,138	2,525
	Sysco Corp.	32,798	1,992
*	Blue Buffalo Pet Products
	Inc.	53,392	1,751
	Bunge Ltd.	20,961	1,406
*	Pilgrim’s Pride Corp.	23,442	728
	Conagra Brands Inc.	18,538	698
*	Herbalife Ltd.	10,254	694
	Lamb Weston Holdings Inc.	6,179	349
*	US Foods Holding Corp.	10,700	342
*	Rite Aid Corp.	53,100	105
	Nu Skin Enterprises Inc.
	Class A	1,013	69
			609,244
Energy (5.8%)
	Exxon Mobil Corp.	1,540,428	128,841
	Chevron Corp.	677,190	84,777
	ConocoPhillips	484,968	26,620
	EOG Resources Inc.	227,247	24,522
	Phillips 66	214,201	21,666
	Halliburton Co.	420,274	20,539
	Schlumberger Ltd.	285,306	19,227
	Occidental Petroleum
	Corp.	257,219	18,947
	Valero Energy Corp.	178,702	16,425
	Pioneer Natural
	Resources Co.	77,710	13,432

			Market
			Value•
		Shares	($000)
*	Concho Resources Inc.	80,519	12,096
	Anadarko Petroleum Corp.	222,991	11,961
	Marathon Petroleum Corp.	159,433	10,519
	Kinder Morgan Inc.	513,996	9,288
	Cabot Oil & Gas Corp.	290,464	8,307
	Cimarex Energy Co.	61,235	7,471
	Williams Cos. Inc.	239,189	7,293
*	Energen Corp.	119,978	6,907
	Patterson-UTI Energy Inc.	286,601	6,595
*	Continental Resources
	Inc.	120,205	6,367
	Andeavor	54,126	6,189
*	WPX Energy Inc.	384,186	5,406
	Hess Corp.	95,976	4,556
	Devon Energy Corp.	109,695	4,541
*	Newfield Exploration Co.	130,585	4,117
	EQT Corp.	70,631	4,020
	Apache Corp.	90,668	3,828
	National Oilwell Varco Inc.	101,166	3,644
*	Diamondback Energy Inc.	26,087	3,294
	ONEOK Inc.	56,282	3,008
	Helmerich & Payne Inc.	38,700	2,502
	Marathon Oil Corp.	135,568	2,295
	Noble Energy Inc.	78,600	2,290
	Targa Resources Corp.	46,963	2,274
*	Cheniere Energy Inc.	42,030	2,263
*	First Solar Inc.	31,518	2,128
*	RSP Permian Inc.	40,410	1,644
	HollyFrontier Corp.	30,826	1,579
*	QEP Resources Inc.	151,038	1,445
	Nabors Industries Ltd.	177,300	1,211
*	Centennial Resource
	Development Inc.
	Class A	48,444	959
	CNX Resources Corp.	57,410	840
	Murphy Oil Corp.	22,380	695
*	Parsley Energy Inc.
	Class A	22,905	674
*	Transocean Ltd.	57,562	615
	Baker Hughes a GE Co.	19,397	614
*	Whiting Petroleum Corp.	21,525	570
	PBF Energy Inc. Class A	15,600	553
	SM Energy Co.	20,121	444
*	Kosmos Energy Ltd.	57,294	393
*	CONSOL Energy Inc.	7,176	284
*	Weatherford International
	plc	52,200	218
	RPC Inc.	4,200	107
*	Rowan Cos. plc Class A	5,681	89
*	Chesapeake Energy Corp.	21,300	84
	Oceaneering International
	Inc.	600	13
			531,186

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Financial Services (21.4%)
	JPMorgan Chase & Co.	1,256,464	134,366
*	Berkshire Hathaway Inc.
	Class B	670,183	132,844
	Bank of America Corp.	3,539,090	104,474
	Wells Fargo & Co.	1,608,525	97,589
	Visa Inc. Class A	686,529	78,278
	Citigroup Inc.	1,049,554	78,097
	Mastercard Inc. Class A	363,828	55,069
*	PayPal Holdings Inc.	512,813	37,753
	Goldman Sachs Group
	Inc.	147,579	37,597
	American Express Co.	295,734	29,369
	Morgan Stanley	525,105	27,552
	American International
	Group Inc.	457,032	27,230
	Charles Schwab Corp.	496,358	25,498
	American Tower Corp.	173,628	24,771
	US Bancorp	400,905	21,480
	S&P Global Inc.	124,501	21,090
	Simon Property Group
	Inc.	119,752	20,566
*	Fiserv Inc.	134,407	17,625
	Intercontinental
	Exchange Inc.	248,935	17,565
	Prudential Financial Inc.	148,953	17,127
	Aon plc	124,454	16,677
	Crown Castle
	International Corp.	145,657	16,169
	State Street Corp.	164,707	16,077
*	E*TRADE Financial Corp.	318,016	15,764
	Discover Financial
	Services	198,733	15,287
	Aflac Inc.	172,218	15,117
	Progressive Corp.	267,429	15,062
	SunTrust Banks Inc.	232,576	15,022
	Equinix Inc.	33,081	14,993
	Ameriprise Financial Inc.	87,196	14,777
*	SBA Communications
	Corp. Class A	87,295	14,260
	Travelers Cos. Inc.	101,725	13,798
	MetLife Inc.	270,612	13,682
	Fidelity National
	Information Services
	Inc.	130,247	12,255
	Public Storage	57,988	12,119
	PNC Financial Services
	Group Inc.	82,183	11,858
	Global Payments Inc.	117,263	11,754
	Capital One Financial
	Corp.	117,695	11,720
	Chubb Ltd.	79,977	11,687
	CME Group Inc.	76,029	11,104
	Lincoln National Corp.	143,002	10,993

			Market
			Value•
		Shares	($000)
	MSCI Inc. Class A	86,829	10,987
*	CBRE Group Inc. Class A	253,325	10,971
*	Markel Corp.	9,615	10,953
	Allstate Corp.	102,184	10,700
	Fifth Third Bancorp	350,471	10,633
	AvalonBay Communities
	Inc.	58,706	10,474
	Total System Services Inc.	130,880	10,351
	Moody’s Corp.	69,986	10,331
	BlackRock Inc.	19,961	10,254
	Boston Properties Inc.	77,995	10,142
	Zions Bancorporation	193,574	9,839
	T. Rowe Price Group Inc.	92,836	9,741
	KeyCorp	478,522	9,652
	Equity Residential	151,097	9,635
	TD Ameritrade Holding
	Corp.	187,273	9,575
	Bank of New York Mellon
	Corp.	173,425	9,341
	Reinsurance Group of
	America Inc. Class A	59,891	9,339
	Torchmark Corp.	102,754	9,321
	Synchrony Financial	241,273	9,316
	Unum Group	166,461	9,137
	SEI Investments Co.	123,501	8,875
	Essex Property Trust Inc.	36,270	8,754
	First Republic Bank	100,649	8,720
	Equifax Inc.	73,853	8,709
*	Arch Capital Group Ltd.	93,099	8,451
	Nasdaq Inc.	108,085	8,304
	East West Bancorp Inc.	134,403	8,176
	BB&T Corp.	162,877	8,098
	Principal Financial Group
	Inc.	113,318	7,996
	Raymond James
	Financial Inc.	89,465	7,989
	M&T Bank Corp.	46,002	7,866
	Equity LifeStyle
	Properties Inc.	87,665	7,804
*	Alleghany Corp.	12,959	7,725
*	SLM Corp.	676,250	7,642
	Assurant Inc.	74,828	7,546
	American Financial Group
	Inc.	69,403	7,533
	Brown & Brown Inc.	143,235	7,371
	Franklin Resources Inc.	165,917	7,189
	Annaly Capital
	Management Inc.	603,946	7,181
	Prologis Inc.	109,443	7,060
	Weyerhaeuser Co.	198,402	6,996
	WR Berkley Corp.	97,378	6,977
	Extra Space Storage Inc.	79,539	6,956
	Loews Corp.	138,528	6,931
	Jones Lang LaSalle Inc.	45,890	6,834

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Commerce Bancshares
	Inc.	120,211	6,713
	Welltower Inc.	103,869	6,624
	Douglas Emmett Inc.	159,344	6,543
	First Horizon National
	Corp.	319,147	6,380
	Lamar Advertising Co.
	Class A	85,598	6,355
*	Howard Hughes Corp.	47,113	6,185
	GGP Inc.	262,575	6,142
	American Homes 4 Rent
	Class A	280,681	6,130
	Affiliated Managers
	Group Inc.	29,391	6,032
	Apartment Investment
	& Management Co.	137,720	6,020
	Federal Realty Investment
	Trust	44,803	5,950
*	Signature Bank	43,311	5,945
	Forest City Realty Trust
	Inc. Class A	241,109	5,811
*	CoreLogic Inc.	123,771	5,719
	Host Hotels & Resorts Inc.	279,419	5,546
	White Mountains
	Insurance Group Ltd.	6,415	5,461
	Popular Inc.	153,360	5,443
	Mid-America Apartment
	Communities Inc.	53,974	5,428
	Ventas Inc.	90,400	5,425
	Hanover Insurance Group
	Inc.	49,487	5,349
	Broadridge Financial
	Solutions Inc.	58,618	5,310
	Jack Henry & Associates
	Inc.	44,906	5,252
	Dun & Bradstreet Corp.	43,819	5,189
	Alexandria Real Estate
	Equities Inc.	38,539	5,033
	Eaton Vance Corp.	86,022	4,851
	Cullen/Frost Bankers Inc.	47,296	4,477
	HCP Inc.	167,600	4,371
	Associated Banc-Corp	170,283	4,325
	TFS Financial Corp.	271,733	4,060
	Camden Property Trust	42,323	3,896
	Macerich Co.	55,400	3,639
	Hartford Financial
	Services Group Inc.	64,171	3,612
	Hospitality Properties
	Trust	119,017	3,553
	BOK Financial Corp.	38,481	3,553
	Kimco Realty Corp.	193,305	3,508
	CNA Financial Corp.	61,718	3,274
	Digital Realty Trust Inc.	28,423	3,237
	AGNC Investment Corp.	160,019	3,231

			Market
			Value•
		Shares	($000)
	Leucadia National Corp.	120,270	3,186
	SL Green Realty Corp.	30,058	3,034
	Interactive Brokers Group
	Inc.	51,120	3,027
	Alliance Data Systems
	Corp.	11,592	2,938
	Spirit Realty Capital Inc.	326,107	2,798
	Retail Properties of
	America Inc.	207,702	2,792
*	FleetCor Technologies Inc.	13,787	2,653
	VEREIT Inc.	331,500	2,582
*	Equity Commonwealth	81,210	2,478
	Invitation Homes Inc.	104,734	2,469
	Brixmor Property Group
	Inc.	129,600	2,418
	People’s United Financial
	Inc.	116,625	2,181
	Marsh & McLennan Cos.
	Inc.	25,632	2,086
	Legg Mason Inc.	46,914	1,969
	Northern Trust Corp.	19,091	1,907
	Paramount Group Inc.	114,342	1,812
	Bank of Hawaii Corp.	20,064	1,719
	Navient Corp.	123,033	1,639
*	Vantiv Inc. Class A	21,974	1,616
	CoreCivic Inc.	66,446	1,495
	Park Hotels & Resorts Inc.	51,700	1,486
*	Brighthouse Financial Inc.	23,837	1,398
	Ally Financial Inc.	46,442	1,354
	Invesco Ltd.	36,848	1,346
	Iron Mountain Inc.	34,523	1,303
	PacWest Bancorp	23,001	1,159
*	Western Alliance Bancorp	20,209	1,144
	Santander Consumer USA
	Holdings Inc.	61,229	1,140
	FNF Group	25,471	999
	New York Community
	Bancorp Inc.	76,200	992
	Lazard Ltd. Class A	18,503	971
	New Residential
	Investment Corp.	52,774	944
	Colony NorthStar Inc.
	Class A	75,743	864
	Chimera Investment Corp.	46,700	863
	Apple Hospitality REIT Inc.	39,944	783
*	Athene Holding Ltd.
	Class A	14,511	750
*	Zillow Group Inc.	18,178	744
	Taubman Centers Inc.	11,122	728
	Uniti Group Inc.	39,500	703
	Senior Housing Properties
	Trust	31,316	600
	Two Harbors Investment
	Corp.	27,700	450

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Square Inc.	12,700	440
	Starwood Property Trust
	Inc.	19,300	412
*	OneMain Holdings Inc.	15,516	403
	Tanger Factory Outlet
	Centers Inc.	14,600	387
*	WEX Inc.	2,592	366
*	SVB Financial Group	1,456	340
*	Quality Care Properties
	Inc.	24,236	335
	Western Union Co.	15,396	293
*	Euronet Worldwide Inc.	3,450	291
	DDR Corp.	29,100	261
	Vornado Realty Trust	2,900	227
	Realty Income Corp.	3,800	217
*	TransUnion	3,800	209
*	Zillow Group Inc. Class A	5,000	204
*	Credit Acceptance Corp.	400	129
	Citizens Financial Group Inc.	714	30
			1,956,126
Health Care (12.8%)
	Johnson & Johnson	964,030	134,694
	Pfizer Inc.	2,038,841	73,847
	UnitedHealth Group Inc.	328,174	72,349
	AbbVie Inc.	547,331	52,932
	Amgen Inc.	269,967	46,947
	Merck & Co. Inc.	789,505	44,425
	Medtronic plc	458,248	37,004
	Gilead Sciences Inc.	484,401	34,703
	Bristol-Myers Squibb Co.	551,378	33,788
	Abbott Laboratories	529,605	30,225
	Thermo Fisher Scientific
	Inc.	153,934	29,229
*	Celgene Corp.	278,307	29,044
*	Biogen Inc.	89,106	28,387
	Eli Lilly & Co.	322,971	27,278
	Becton Dickinson and Co.	122,901	26,308
	Aetna Inc.	143,481	25,883
	Anthem Inc.	108,626	24,442
	Cigna Corp.	108,607	22,057
	Danaher Corp.	231,447	21,483
*	Express Scripts Holding
	Co.	279,362	20,852
	Zoetis Inc.	240,279	17,310
	Humana Inc.	69,276	17,185
*	Boston Scientific Corp.	692,789	17,174
*	Vertex Pharmaceuticals
	Inc.	113,366	16,989
	Stryker Corp.	109,046	16,885
	Allergan plc	98,879	16,175
	Agilent Technologies Inc.	192,643	12,901
	McKesson Corp.	73,199	11,415
	Zimmer Biomet Holdings
	Inc.	88,957	10,734

			Market
			Value•
		Shares	($000)
*	Laboratory Corp. of
	America Holdings	65,711	10,482
	Baxter International Inc.	153,258	9,907
*	Regeneron
	Pharmaceuticals Inc.	26,123	9,821
	Teleflex Inc.	39,319	9,783
	AmerisourceBergen Corp.
	Class A	106,401	9,770
*	Illumina Inc.	42,210	9,222
*	Incyte Corp.	95,944	9,087
	Cardinal Health Inc.	145,261	8,900
	Cooper Cos. Inc.	40,631	8,853
	PerkinElmer Inc.	109,261	7,989
*	Henry Schein Inc.	107,118	7,485
	Quest Diagnostics Inc.	72,665	7,157
*	QIAGEN NV	226,580	7,008
	Universal Health Services
	Inc. Class B	59,978	6,799
*	Intuitive Surgical Inc.	18,582	6,781
*	Cerner Corp.	100,155	6,749
*	Centene Corp.	66,211	6,679
	Dentsply Sirona Inc.	98,986	6,516
*	Charles River Laboratories
	International Inc.	56,217	6,153
*	Mylan NV	125,752	5,321
	Bio-Techne Corp.	38,893	5,039
*	Ionis Pharmaceuticals Inc.	99,475	5,004
	Bruker Corp.	137,767	4,728
*	IQVIA Holdings Inc.	48,007	4,700
*	Varian Medical Systems
	Inc.	39,954	4,441
*	Alnylam Pharmaceuticals
	Inc.	32,564	4,137
*	Edwards Lifesciences
	Corp.	33,690	3,797
	Patterson Cos. Inc.	72,971	2,636
	Perrigo Co. plc	29,800	2,597
*	Bioverativ Inc.	42,806	2,308
*	Align Technology Inc.	8,939	1,986
*	Juno Therapeutics Inc.	40,150	1,835
*	IDEXX Laboratories Inc.	8,522	1,333
*	Bio-Rad Laboratories Inc.
	Class A	5,171	1,234
*	BioMarin Pharmaceutical
	Inc.	13,393	1,194
*	HCA Healthcare Inc.	13,426	1,179
*	DexCom Inc.	20,500	1,177
*	ABIOMED Inc.	5,623	1,054
*	Alkermes plc	16,958	928
*	Neurocrine Biosciences
	Inc.	10,401	807
*	Seattle Genetics Inc.	14,703	787
*	WellCare Health Plans Inc.	3,569	718
*	DaVita Inc.	9,661	698

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	ACADIA Pharmaceuticals
	Inc.	22,979	692
*	Hologic Inc.	15,581	666
*	United Therapeutics Corp.	3,617	535
*	Varex Imaging Corp.	11,984	481
*	athenahealth Inc.	2,959	394
*	Veeva Systems Inc.
	Class A	6,212	343
*	Agios Pharmaceuticals Inc.	6,000	343
*	Intercept Pharmaceuticals
	Inc.	5,400	316
*	MEDNAX Inc.	4,121	220
*	Akorn Inc.	5,600	181
*	Premier Inc. Class A	5,600	163
*	Exelixis Inc.	4,400	134
*	Mallinckrodt plc	3,578	81
*	Intrexon Corp.	3,373	39
*	TESARO Inc.	106	9
	Shire plc ADR	1	—
			1,172,021
Materials & Processing (3.6%)
	DowDuPont Inc.	755,615	53,815
	Monsanto Co.	178,022	20,789
	Sherwin-Williams Co.	40,058	16,425
	Praxair Inc.	103,342	15,985
	Ecolab Inc.	115,934	15,556
	LyondellBasell Industries
	NV Class A	132,695	14,639
	FMC Corp.	132,448	12,538
	Albemarle Corp.	90,452	11,568
	Newmont Mining Corp.	297,030	11,145
	Vulcan Materials Co.	85,590	10,987
	Celanese Corp. Class A	99,812	10,688
	Martin Marietta Materials
	Inc.	46,652	10,312
	Owens Corning	104,758	9,631
	Lennox International Inc.	40,714	8,479
	Southern Copper Corp.	165,670	7,861
	Ball Corp.	200,108	7,574
*	Crown Holdings Inc.	123,516	6,948
	Fastenal Co.	125,785	6,879
	Sealed Air Corp.	136,985	6,753
*	Freeport-McMoRan Inc.	328,590	6,230
	Westlake Chemical Corp.	54,946	5,853
	Scotts Miracle-Gro Co.	50,683	5,423
	Air Products & Chemicals
	Inc.	32,969	5,410
*	Armstrong World
	Industries Inc.	85,415	5,172
	Valmont Industries Inc.	27,984	4,641
	Nucor Corp.	66,785	4,246
	Reliance Steel &
	Aluminum Co.	46,208	3,964
	WR Grace & Co.	55,735	3,909

			Market
			Value•
		Shares	($000)
	Packaging Corp. of
	America	26,568	3,203
	PPG Industries Inc.	23,100	2,699
	Eagle Materials Inc.	21,140	2,395
*	Owens-Illinois Inc.	101,689	2,254
*	AdvanSix Inc.	50,136	2,109
	International Paper Co.	35,971	2,084
	Mosaic Co.	78,922	2,025
	CF Industries Holdings
	Inc.	41,725	1,775
	WestRock Co.	22,602	1,429
*	Alcoa Corp.	26,090	1,405
	Eastman Chemical Co.	14,072	1,304
*	Berry Global Group Inc.	18,524	1,087
	United States Steel Corp.	30,735	1,082
*	Axalta Coating Systems
	Ltd.	26,294	851
	Versum Materials Inc.	16,484	624
	Royal Gold Inc.	5,985	491
*	Univar Inc.	13,283	411
	Acuity Brands Inc.	2,300	405
	Hexcel Corp.	3,533	219
	Tahoe Resources Inc.	9,200	44
			331,316
Other (0.0%)
*,1	Herbalife Ltd. CVR	1,809	17

Producer Durables (10.9%)
	Boeing Co.	225,405	66,474
	General Electric Co.	2,455,918	42,856
	Union Pacific Corp.	296,484	39,758
	3M Co.	154,044	36,257
	United Technologies
	Corp.	279,693	35,680
	FedEx Corp.	113,273	28,266
	Honeywell International
	Inc.	168,320	25,814
	Accenture plc Class A	164,778	25,226
	Illinois Tool Works Inc.	140,947	23,517
	General Dynamics Corp.	114,543	23,304
	Northrop Grumman
	Corp.	72,150	22,144
	Caterpillar Inc.	134,690	21,224
	CSX Corp.	382,766	21,056
	Southwest Airlines Co.	310,576	20,327
	Delta Air Lines Inc.	347,682	19,470
	Norfolk Southern Corp.	127,762	18,513
	United Parcel Service
	Inc. Class B	148,626	17,709
	Raytheon Co.	80,822	15,182
	Lockheed Martin Corp.	47,222	15,161
*	Mettler-Toledo
	International Inc.	23,676	14,668
	Parker-Hannifin Corp.	67,377	13,447

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Roper Technologies Inc.	51,607	13,366
	Deere & Co.	82,823	12,963
*	United Continental
	Holdings Inc.	184,161	12,412
*	Copart Inc.	285,502	12,331
	Waste Management Inc.	140,109	12,091
*	Waters Corp.	62,274	12,031
*	Verisk Analytics Inc.
	Class A	120,575	11,575
	Emerson Electric Co.	164,064	11,434
	Cintas Corp.	70,616	11,004
	L3 Technologies Inc.	53,889	10,662
	TransDigm Group Inc.	38,542	10,584
	Huntington Ingalls
	Industries Inc.	44,901	10,583
	Old Dominion Freight
	Line Inc.	78,902	10,380
	AMETEK Inc.	143,005	10,364
	PACCAR Inc.	142,675	10,141
	Rockwell Collins Inc.	73,559	9,976
	Textron Inc.	170,296	9,637
	Automatic Data
	Processing Inc.	81,561	9,558
	Eaton Corp. plc	120,083	9,488
	IDEX Corp.	71,688	9,461
	Expeditors International
	of Washington Inc.	138,133	8,936
	JB Hunt Transport
	Services Inc.	76,689	8,818
	BWX Technologies Inc.	143,634	8,688
	Toro Co.	131,898	8,604
	Cummins Inc.	47,769	8,438
	Fortive Corp.	115,723	8,373
	Jacobs Engineering
	Group Inc.	121,987	8,046
	Landstar System Inc.	73,936	7,697
	FLIR Systems Inc.	164,529	7,670
	Oshkosh Corp.	80,575	7,323
	AGCO Corp.	98,700	7,050
*	Welbilt Inc.	299,477	7,041
	ManpowerGroup Inc.	54,486	6,871
*	HD Supply Holdings Inc.	170,737	6,835
	Carlisle Cos. Inc.	59,577	6,771
*	Middleby Corp.	49,547	6,686
	Wabtec Corp.	80,447	6,551
	WW Grainger Inc.	26,754	6,321
	Xylem Inc.	86,943	5,929
	Terex Corp.	111,835	5,393
	Robert Half International
	Inc.	96,924	5,383
	Genpact Ltd.	165,541	5,254
	Donaldson Co. Inc.	102,283	5,007
	Stanley Black & Decker
	Inc.	26,735	4,537

			Market
			Value•
		Shares	($000)
*	Keysight Technologies Inc.	107,279	4,463
	Orbital ATK Inc.	33,013	4,341
	Xerox Corp.	144,122	4,201
	MSC Industrial Direct Co.
	Inc. Class A	41,610	4,022
	Graco Inc.	82,821	3,745
*	CoStar Group Inc.	12,419	3,688
	Flowserve Corp.	87,374	3,681
	CH Robinson Worldwide
	Inc.	39,317	3,503
	ITT Inc.	64,187	3,426
*	Stericycle Inc.	48,278	3,282
*	Zebra Technologies Corp.	30,202	3,135
	Allison Transmission
	Holdings Inc.	64,572	2,781
	Arconic Inc.	78,271	2,133
*	Conduent Inc.	115,297	1,863
	Republic Services Inc.
	Class A	19,556	1,322
*	Spirit Airlines Inc.	28,300	1,269
	Johnson Controls
	International plc	33,000	1,258
*	Sensata Technologies
	Holding NV	23,261	1,189
*	Quanta Services Inc.	29,783	1,165
*	AECOM	29,468	1,095
*	Trimble Inc.	21,700	882
*	Gardner Denver Holdings
	Inc.	23,200	787
*	United Rentals Inc.	4,128	710
*	WESCO International Inc.	8,654	590
*	Kirby Corp.	7,939	530
	Ryder System Inc.	5,166	435
	Pentair plc	6,124	432
	Spirit AeroSystems
	Holdings Inc. Class A	4,357	380
*	XPO Logistics Inc.	2,900	266
*	JetBlue Airways Corp.	11,831	264
	American Airlines Group
	Inc.	4,847	252
*	Teledyne Technologies Inc.	1,350	244
	Fluor Corp.	3,441	178
*	Genesee & Wyoming Inc.
	Class A	1,600	126
			995,954
Technology (19.8%)
	Apple Inc.	1,917,930	324,571
	Microsoft Corp.	2,696,788	230,683
*	Facebook Inc. Class A	811,566	143,209
*	Alphabet Inc. Class C	107,299	112,278
*	Alphabet Inc. Class A	105,704	111,349
	Intel Corp.	1,706,584	78,776
	Cisco Systems Inc.	1,617,702	61,958
	Oracle Corp.	1,072,296	50,698

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	International Business
	Machines Corp.	300,425	46,091
	NVIDIA Corp.	235,253	45,521
	Texas Instruments Inc.	389,186	40,647
	Broadcom Ltd.	145,562	37,395
*	Adobe Systems Inc.	203,973	35,744
	QUALCOMM Inc.	491,374	31,458
*	salesforce.com Inc.	275,923	28,208
	Applied Materials Inc.	529,275	27,057
	Intuit Inc.	126,429	19,948
	Activision Blizzard Inc.	292,430	18,517
	Lam Research Corp.	96,753	17,809
	Cognizant Technology
	Solutions Corp. Class A	249,738	17,736
*	Micron Technology Inc.	383,112	15,754
	Corning Inc.	464,584	14,862
	Amphenol Corp. Class A	165,003	14,487
	DXC Technology Co.	148,213	14,065
*	Autodesk Inc.	129,138	13,538
*	Cadence Design Systems
	Inc.	293,674	12,281
	Hewlett Packard
	Enterprise Co.	795,355	11,421
*	Synopsys Inc.	132,555	11,299
	Analog Devices Inc.	125,312	11,156
	Teradyne Inc.	235,865	9,876
	KLA-Tencor Corp.	90,426	9,501
	HP Inc.	434,070	9,120
*	Citrix Systems Inc.	103,448	9,103
	Symantec Corp.	315,666	8,858
	CDK Global Inc.	120,248	8,571
*	NXP Semiconductors NV	71,493	8,371
	Juniper Networks Inc.	288,825	8,231
*	Arrow Electronics Inc.	101,793	8,185
*	Teradata Corp.	207,261	7,971
	Western Digital Corp.	98,249	7,814
	NetApp Inc.	137,603	7,612
	Dolby Laboratories Inc.
	Class A	115,638	7,170
*	ServiceNow Inc.	42,424	5,532
	Xilinx Inc.	81,750	5,512
*	Electronic Arts Inc.	51,001	5,358
	DST Systems Inc.	84,904	5,270
	CSRA Inc.	171,247	5,124
*	Gartner Inc.	40,526	4,991
*	Twitter Inc.	204,495	4,910
	Avnet Inc.	106,816	4,232
	Microchip Technology Inc.	43,580	3,830
	CA Inc.	109,686	3,650
	Skyworks Solutions Inc.	38,209	3,628
	SS&C Technologies
	Holdings Inc.	85,064	3,443
*	NCR Corp.	99,365	3,377
*	IAC/InterActiveCorp	27,461	3,358

			Market
			Value•
		Shares	($000)
*	VeriSign Inc.	29,331	3,357
	Motorola Solutions Inc.	36,182	3,269
*	Workday Inc. Class A	30,250	3,078
*	Dell Technologies Inc.
	Class V	34,603	2,812
*	CommScope Holding Co.
	Inc.	72,492	2,742
*	Palo Alto Networks Inc.	15,049	2,181
	Harris Corp.	13,240	1,875
*	Black Knight Inc.	38,683	1,708
*	Splunk Inc.	15,859	1,314
*	ANSYS Inc.	8,778	1,296
*	Nutanix Inc.	36,620	1,292
*	Qorvo Inc.	18,200	1,212
*	Red Hat Inc.	10,084	1,211
*	Fortinet Inc.	27,357	1,195
*	PTC Inc.	18,751	1,139
*	ON Semiconductor Corp.	54,009	1,131
*	GoDaddy Inc. Class A	22,094	1,111
*	VMware Inc. Class A	8,611	1,079
*	Match Group Inc.	33,870	1,060
*	Arista Networks Inc.	4,490	1,058
	Leidos Holdings Inc.	15,371	992
*	IPG Photonics Corp.	4,591	983
*	Zynga Inc. Class A	215,224	861
*	Akamai Technologies Inc.	12,110	788
	Amdocs Ltd.	11,987	785
*	Groupon Inc. Class A	151,535	773
*	Tableau Software Inc.
	Class A	10,322	714
*	Guidewire Software Inc.	9,348	694
*	CommerceHub Inc.	23,928	493
*	Atlassian Corp. plc Class A	10,270	467
*	ARRIS International plc	15,933	409
*	Cavium Inc.	4,123	346
*	IHS Markit Ltd.	7,056	319
*	CommerceHub Inc.
	Class A	14,126	311
*	Nuance Communications
	Inc.	13,063	214
*	Tyler Technologies Inc.	1,100	195
*	F5 Networks Inc.	1,424	187
*	Microsemi Corp.	3,557	184
*	Inovalon Holdings Inc.
	Class A	11,500	172
*	Manhattan Associates Inc.	3,000	149
			1,816,270
Utilities (4.8%)
	Verizon Communications
	Inc.	1,435,908	76,003
	AT&T Inc.	1,946,060	75,663
	NextEra Energy Inc.	177,540	27,730
	Duke Energy Corp.	298,044	25,069
	Exelon Corp.	351,421	13,850

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Dominion Energy Inc.	168,778	13,681
	Southern Co.	268,056	12,891
	Sempra Energy	116,390	12,444
	WEC Energy Group Inc.	187,296	12,442
	Consolidated Edison Inc.	141,599	12,029
*	T-Mobile US Inc.	189,191	12,016
	Eversource Energy	172,448	10,895
	American Water Works
	Co. Inc.	117,032	10,707
	Edison International	162,181	10,256
	PG&E Corp.	203,072	9,104
	CMS Energy Corp.	190,417	9,007
	UGI Corp.	154,238	7,241
	Aqua America Inc.	183,416	7,195
	Atmos Energy Corp.	83,514	7,173
	NiSource Inc.	276,272	7,092
	DTE Energy Co.	56,142	6,145
	CenterPoint Energy Inc.	213,368	6,051
	Public Service Enterprise
	Group Inc.	112,498	5,794
	PPL Corp.	154,847	4,793
	Telephone & Data
	Systems Inc.	167,926	4,668
	American Electric Power
	Co. Inc.	60,633	4,461
	FirstEnergy Corp.	132,692	4,063
*	Sprint Corp.	652,251	3,842
	AES Corp.	342,688	3,711
*	Calpine Corp.	231,244	3,499
	SCANA Corp.	80,345	3,196
*	Zayo Group Holdings Inc.	83,622	3,077
	Alliant Energy Corp.	66,238	2,822
*	United States Cellular
	Corp.	66,355	2,497
	NRG Energy Inc.	81,065	2,309
*	Vistra Energy Corp.	79,000	1,447
	Entergy Corp.	15,547	1,265
	CenturyLink Inc.	46,051	768
	Fortis Inc.	1	—
			436,896
Total Common Stocks
(Cost $3,802,103)			9,153,532

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity
Fund, 1.458%	128	13

	Face
	Amount
	($000)
U. S. Government and Agency Obligations (0.0%)
United States Cash
Management Bill,
1.028%–1.048%, 1/2/18	3,000	3,000
Total Temporary Cash Investments
(Cost $3,012)		3,013
Total Investments (100.1%)
(Cost $3,805,115)		9,156,545

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	502
Receivables for Investment Securities Sold 13,949
Receivables for Accrued Income	8,232
Receivables for Capital Shares Issued	8,032
Total Other Assets	30,715
Liabilities
Payables for Investment Securities
Purchased	(7,934)
Payables for Capital Shares Redeemed	(3,523)
Payables to Vanguard	(4,513)
Other Liabilities	(21,746)
Total Liabilities	(37,716)
Net Assets (100%)	9,149,544

Tax-Managed Capital Appreciation Fund

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,890,876
Overdistributed Net Investment Income	(3,050)
Accumulated Net Realized Losses	(89,712)
Unrealized Appreciation (Depreciation)	5,351,430
Net Assets	9,149,544

Admiral Shares—Net Assets
Applicable to 59,310,303 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,143,345
Net Asset Value Per Share—
Admiral Shares	$137.30

Amount
($000)
Institutional Shares—Net Assets
Applicable to 14,747,798 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,006,199
Net Asset Value Per Share—
Institutional Shares	$68.23

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security value determined using significant unobservable inputs.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends	149,895
Interest[1]	178
Total Income	150,073
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,011
Management and Administrative—Admiral Shares	4,374
Management and Administrative—Institutional Shares	255
Marketing and Distribution—Admiral Shares	356
Marketing and Distribution—Institutional Shares	11
Custodian Fees	57
Auditing Fees	36
Shareholders’ Reports and Proxy—Admiral Shares	107
Shareholders’ Reports and Proxy—Institutional Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	7,213
Net Investment Income	142,860
Realized Net Gain (Loss)
Investment Securities Sold[1]	37,318
Futures Contracts	2,439
Realized Net Gain (Loss)	39,757
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,488,997
Futures Contracts	117
Change in Unrealized Appreciation (Depreciation)	1,489,114
Net Increase (Decrease) in Net Assets Resulting from Operations	1,671,731

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $155,000, ($3,000), and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	142,860	128,460
Realized Net Gain (Loss)	39,757	26,182
Change in Unrealized Appreciation (Depreciation)	1,489,114	641,610
Net Increase (Decrease) in Net Assets Resulting from Operations	1,671,731	796,252
Distributions
Net Investment Income
Admiral Shares	(128,969)	(117,677)
Institutional Shares	(13,538)	(10,981)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(142,507)	(128,658)
Capital Share Transactions
Admiral Shares	(40,076)	199,321
Institutional Shares	254,498	(7,556)
Net Increase (Decrease) from Capital Share Transactions	214,422	191,765
Total Increase (Decrease)	1,743,646	859,359
Net Assets
Beginning of Period	7,405,898	6,546,539
End of Period[1]	9,149,544	7,405,898

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,050,000) and ($3,403,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$114.08	$103.75	$103.82	$93.70	$71.17
Investment Operations
Net Investment Income	2.166[1]	2.004	1.764	1.633	1.414
Net Realized and Unrealized Gain (Loss)
on Investments	23.211	10.332	(.082)	10.103	22.537
Total from Investment Operations	25.377	12.336	1.682	11.736	23.951
Distributions
Dividends from Net Investment Income	(2.157)	(2.006)	(1.752)	(1.616)	(1.421)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.157)	(2.006)	(1.752)	(1.616)	(1.421)
Net Asset Value, End of Period	$137.30	$114.08	$103.75	$103.82	$93.70
Total Return[2]	22.40%	12.01%	1.68%	12.52%	33.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,143	$6,793	$5,982	$5,760	$5,040
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.89%	1.69%	1.66%	1.71%
Portfolio Turnover Rate	7% [3]	8% [3]	10%[3]	6%	4%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$56.69	$51.55	$51.59	$46.56	$35.36
Investment Operations
Net Investment Income	1.099[1]	1.011	.897	.830	.719
Net Realized and Unrealized Gain (Loss)
on Investments	11.531	5.141	(.046)	5.022	11.203
Total from Investment Operations	12.630	6.152	.851	5.852	11.922
Distributions
Dividends from Net Investment Income	(1.090)	(1.012)	(.891)	(.822)	(.722)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.090)	(1.012)	(.891)	(.822)	(.722)
Net Asset Value, End of Period	$68.23	$56.69	$51.55	$51.59	$46.56
Total Return	22.43%	12.06%	1.71%	12.56%	33.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,006	$613	$564	$530	$468
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.92%	1.73%	1.70%	1.75%
Portfolio Turnover Rate	7%[2]	8%[2]	10%[2]	6%	4%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2017.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Capital Appreciation Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $502,000, representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Capital Appreciation Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,153,515	—	17
Temporary Cash Investments	13	3,000	—
Total	9,153,528	3,000	17

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $60,716,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund had $1,071,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $89,711,000 to offset future net capital gains. Of this amount, $8,140,000 is subject to expiration on December 31, 2018. Capital losses of $81,571,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2017, the cost of investment securities for tax purposes was $3,805,115,000. Net unrealized appreciation of investment securities for tax purposes was $5,351,430,000, consisting of unrealized gains of $5,363,053,000 on securities that had risen in value since their purchase and $11,623,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $922,060,000 of investment securities and sold $671,309,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $105,652,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	591,576	4,716	503,273	4,783
Issued in Lieu of Cash Distributions	94,674	741	88,011	814
Redeemed	(726,326)	(5,697)	(391,963)	(3,706)
Net Increase (Decrease)—Admiral Shares	(40,076)	(240)	199,321	1,891
Institutional Shares
Issued	264,146	4,093	7,423	137
Issued in Lieu of Cash Distributions	8,488	133	6,211	116
Redeemed	(18,136)	(286)	(21,190)	(391)
Net Increase (Decrease)—Institutional Shares	254,498	3,940	(7,556)	(138)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.09%	0.06%
30-Day SEC Yield	1.22%	1.24%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Number of Stocks	600	601	3,775
Median Market Cap	$1.8B	$1.8B	$66.8B
Price/Earnings Ratio	24.2x	24.1x	22.8x
Price/Book Ratio	2.3x	2.2x	3.0x
Return on Equity	9.0%	8.9%	15.1%
Earnings Growth Rate	6.9%	7.4%	9.9%
Dividend Yield	1.1%	1.3%	1.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	37%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.67
Beta	0.99	1.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nektar Therapeutics	Pharmaceuticals	1.2%
Interactive Brokers	Investment Banking
Group Inc.	& Brokerage	0.5
Healthcare Services	Diversified Support
Group Inc.	Services	0.5
Chemed Corp.	Health Care Services	0.5
Spire Inc.	Gas Utilities	0.5
Five Below Inc.	Specialty Stores	0.5
Cantel Medical Corp.	Health Care
	Equipment	0.5
Evercore Inc.	Investment Banking
	& Brokerage	0.4
ALLETE Inc.	Electric Utilities	0.4
John Bean Technologies
Corp.	Industrial Machinery	0.4
Top Ten		5.4%

The holdings listed exclude any temporary cash investments and equity index products.

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer
Discretionary	15.8%	15.7%	12.6%
Consumer Staples	2.7	2.9	7.3
Energy	3.4	3.4	5.8
Financials	16.6	16.8	15.1
Health Care	13.2	13.3	13.3
Industrials	19.3	19.1	10.9
Information
Technology	13.7	13.7	22.8
Materials	5.4	5.4	3.4
Real Estate	6.1	5.8	3.9
Telecommunication
Services	1.1	1.2	1.9
Utilities	2.7	2.7	3.0

Sector categories are based on the Global Industry Classification
Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Small-Cap Fund

Investment Focus

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2007, Through December 31, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Admiral
Shares	13.05%	15.88%	10.39%	$26,863
S&P SmallCap 600 Index	13.23	15.99	10.43	26,969
Small-Cap Core Funds Average	12.52	12.79	7.74	21,082
Dow Jones U.S. Total Stock Market
Float Adjusted Index	21.16	15.52	8.66	22,948

Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	13.08%	15.93%	10.44%	$13,502,317
S&P SmallCap 600 Index	13.23	15.99	10.43	13,484,257
Dow Jones U.S. Total Stock Market Float
Adjusted Index	21.16	15.52	8.66	11,473,897

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2007, Through December 31, 2017

Tax-Managed Small-Cap Fund Admiral Shares
S&P SmallCap 600 Index

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.8%)
*	Five Below Inc.	404,870	26,851
	LCI Industries	185,963	24,175
	Marriott Vacations
	Worldwide Corp.	174,974	23,658
	Wolverine World Wide
	Inc.	728,871	23,236
*	Scientific Games Corp.
	Class A	411,593	21,115
	Boyd Gaming Corp.	593,831	20,814
	Lithia Motors Inc. Class A	180,003	20,447
*	TopBuild Corp.	264,240	20,014
*	Ollie’s Bargain Outlet
	Holdings Inc.	370,545	19,731
	Children’s Place Inc.	134,968	19,618
*	Penn National Gaming Inc.	617,228	19,338
*	Steven Madden Ltd.	395,565	18,473
*	RH	210,190	18,120
*	Dave & Buster’s
	Entertainment Inc.	306,389	16,903
*	Cooper-Standard
	Holdings Inc.	129,841	15,905
*	iRobot Corp.	205,095	15,731
	Monro Inc.	254,034	14,467
*	Meritage Homes Corp.	276,018	14,132
	Time Inc.	763,674	14,090
*	Dorman Products Inc.	218,972	13,388
*	Sleep Number Corp.	350,382	13,171
*	American Axle &
	Manufacturing Holdings
	Inc.	768,886	13,094
*	G-III Apparel Group Ltd.	333,945	12,319
*	Shutterfly Inc.	244,502	12,164
	Winnebago Industries Inc.	213,034	11,845
	DSW Inc. Class A	547,361	11,719
	Nutrisystem Inc.	220,968	11,623
	Group 1 Automotive Inc.	161,842	11,486

			Market
			Value•
		Shares	($000)
	La-Z-Boy Inc.	363,959	11,355
*	Installed Building
	Products Inc.	149,227	11,334
	Core-Mark Holding Co.
	Inc.	352,863	11,143
	Caleres Inc.	322,782	10,807
	Gannett Co. Inc.	892,195	10,341
	MDC Holdings Inc.	316,234	10,082
*	Fox Factory Holding Corp.	258,683	10,050
	Abercrombie & Fitch Co.	572,010	9,970
*	Asbury Automotive
	Group Inc.	153,953	9,853
*	LGI Homes Inc.	127,819	9,590
*	Cavco Industries Inc.	61,653	9,408
	Oxford Industries Inc.	125,043	9,402
	Callaway Golf Co.	663,947	9,249
	Sonic Corp.	328,201	9,019
	Chico’s FAS Inc.	993,991	8,767
	World Wrestling
	Entertainment Inc.
	Class A	283,932	8,683
*	Gentherm Inc.	269,098	8,544
	Tailored Brands Inc.	381,774	8,334
	Guess? Inc.	489,841	8,268
	PetMed Express Inc.	181,348	8,251
	Wingstop Inc.	210,487	8,205
	Scholastic Corp.	198,657	7,968
	DineEquity Inc.	152,158	7,719
*	JC Penney Co. Inc.	2,434,462	7,693
	Sturm Ruger & Co. Inc.	133,065	7,432
*	Belmond Ltd. Class A	602,066	7,375
	New Media Investment
	Group Inc.	438,741	7,362
	Strayer Education Inc.	79,462	7,118
*	M/I Homes Inc.	206,433	7,101
*	Crocs Inc.	556,605	7,035
	Capella Education Co.	90,797	7,028
	Standard Motor Products
	Inc.	156,460	7,027

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Lumber Liquidators
	Holdings Inc.	215,501	6,765
*	EW Scripps Co. Class A	411,786	6,436
*	Express Inc.	609,288	6,184
*	Career Education Corp.	490,568	5,926
*	William Lyon Homes
	Class A	203,249	5,910
*	Red Robin Gourmet
	Burgers Inc.	98,740	5,569
	Ethan Allen Interiors Inc.	192,537	5,507
*	Shake Shack Inc. Class A	127,352	5,502
	Ruth’s Hospitality Group
	Inc.	245,939	5,325
*	Universal Electronics Inc.	109,241	5,162
	BJ’s Restaurants Inc.	138,589	5,045
*	Unifi Inc.	139,465	5,003
*	Genesco Inc.	153,584	4,991
	Sonic Automotive Inc.
	Class A	267,328	4,932
	Finish Line Inc. Class A	335,357	4,873
	Marcus Corp.	177,651	4,859
	Movado Group Inc.	146,908	4,730
	Rent-A-Center Inc.	402,203	4,464
*	Zumiez Inc.	211,817	4,411
*	Monarch Casino &
	Resort Inc.	96,303	4,316
*	Regis Corp.	259,615	3,988
*	Fiesta Restaurant Group
	Inc.	206,362	3,921
*	Motorcar Parts of
	America Inc.	144,445	3,610
*	Biglari Holdings Inc.	8,583	3,557
	Haverty Furniture Cos.
	Inc.	156,276	3,540
*	Vista Outdoor Inc.	240,642	3,506
*	Hibbett Sports Inc.	167,843	3,424
*	American Public
	Education Inc.	136,132	3,410
*	MarineMax Inc.	178,070	3,366
	Barnes & Noble Inc.	492,469	3,300
*	Ascena Retail Group Inc.	1,402,080	3,295
*	Nautilus Inc.	229,408	3,063
*	Perry Ellis International
	Inc.	121,093	3,032
	Superior Industries
	International Inc.	193,188	2,869
*	Fossil Group Inc.	347,562	2,701
	Shoe Carnival Inc.	90,341	2,417
*	Barnes & Noble
	Education Inc.	281,601	2,320
*	Vera Bradley Inc.	178,182	2,170
	Big 5 Sporting Goods
	Corp.	229,913	1,747

			Market
			Value•
		Shares	($000)
*	El Pollo Loco Holdings
	Inc.	175,275	1,735
*	Francesca’s Holdings
	Corp.	186,299	1,362
	Cato Corp. Class A	79,015	1,258
*	Kirkland’s Inc.	92,145	1,102
*	Chuy’s Holdings Inc.	38,947	1,092
	Fred’s Inc. Class A	242,696	983
	Buckle Inc.	35,292	838
*	Vitamin Shoppe Inc.	184,208	810
			933,466
Consumer Staples (2.7%)
*	Darling Ingredients Inc.	1,212,616	21,985
	B&G Foods Inc.	511,296	17,972
	J&J Snack Foods Corp.	105,569	16,029
	WD-40 Co.	97,804	11,541
	Bob Evans Farms Inc.	145,078	11,435
	Universal Corp.	186,365	9,784
	Calavo Growers Inc.	115,815	9,775
*	Cal-Maine Foods Inc.	213,834	9,505
*	Central Garden & Pet Co.
	Class A	248,678	9,378
	SpartanNash Co.	303,379	8,094
	Coca-Cola Bottling Co.
	Consolidated	34,536	7,434
	Andersons Inc.	202,920	6,321
	Medifast Inc.	78,063	5,450
	Inter Parfums Inc.	114,488	4,974
	John B Sanfilippo & Son
	Inc.	74,356	4,703
*	Central Garden & Pet Co.	77,959	3,034
*	Seneca Foods Corp.
	Class A	58,353	1,794
			159,208
Energy (3.4%)
*	PDC Energy Inc.	493,301	25,425
	US Silica Holdings Inc.	608,643	19,817
*	SRC Energy Inc.	1,820,175	15,526
*	McDermott International
	Inc.	2,143,048	14,101
*	Carrizo Oil & Gas Inc.	599,144	12,750
*	Noble Corp. plc	2,098,926	9,487
*	Oil States International
	Inc.	312,238	8,836
*	Unit Corp.	388,221	8,541
*	Helix Energy Solutions
	Group Inc.	1,067,093	8,046
*	CONSOL Energy Inc.	200,743	7,931
*	Exterran Corp.	230,199	7,238
*	Bill Barrett Corp.	1,199,692	6,154
*	Newpark Resources Inc.	688,745	5,923
	Archrock Inc.	559,317	5,873
	Green Plains Inc.	308,267	5,194
*	Denbury Resources Inc.	2,315,044	5,116

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	SEACOR Holdings Inc.	97,067	4,487
*	REX American Resources
	Corp.	50,561	4,186
	Bristow Group Inc.	259,856	3,500
*	Matrix Service Co.	192,635	3,429
*	TETRA Technologies Inc.	688,941	2,942
*	Cloud Peak Energy Inc.	622,218	2,769
*	Pioneer Energy Services
	Corp.	728,478	2,222
*	CARBO Ceramics Inc.	202,563	2,062
*	Par Pacific Holdings Inc.	100,000	1,928
*	Era Group Inc.	173,878	1,869
	Gulf Island Fabrication Inc.	135,341	1,817
*	Geospace Technologies
	Corp.	133,375	1,730
			198,899
Financials (16.5%)
	Interactive Brokers Group
	Inc.	511,514	30,287
	Evercore Inc. Class A	294,004	26,460
	Selective Insurance Group
	Inc.	430,399	25,264
	FirstCash Inc.	363,219	24,499
	ProAssurance Corp.	387,434	22,142
	First Financial Bankshares
	Inc.	484,517	21,828
	Glacier Bancorp Inc.	550,123	21,669
	Columbia Banking System
	Inc.	492,017	21,373
*	Green Dot Corp. Class A	341,632	20,587
	American Equity
	Investment Life Holding
	Co.	656,598	20,177
	Community Bank System
	Inc.	357,087	19,193
*	LendingTree Inc.	55,505	18,897
	Hope Bancorp Inc.	1,016,192	18,546
	CVB Financial Corp.	746,056	17,577
	RLI Corp.	287,102	17,416
	Great Western Bancorp
	Inc.	437,081	17,396
	Old National Bancorp	949,652	16,571
	First Midwest Bancorp
	Inc.	673,347	16,167
	Simmons First National
	Corp. Class A	276,255	15,774
	United Community Banks
	Inc.	527,395	14,841
	Financial Engines Inc.	480,728	14,566
	Independent Bank Corp.	201,581	14,080
	Waddell & Reed Financial
	Inc. Class A	624,245	13,946
	ServisFirst Bancshares
	Inc.	330,069	13,698

			Market
			Value•
		Shares	($000)
	LegacyTexas Financial
	Group Inc.	316,120	13,343
	Horace Mann Educators
	Corp.	302,175	13,326
	Ameris Bancorp	273,018	13,159
	NBT Bancorp Inc.	350,907	12,913
	First Financial Bancorp	473,055	12,465
	Banner Corp.	222,597	12,270
	Apollo Commercial Real
	Estate Finance Inc.	663,690	12,245
	Westamerica
	Bancorporation	204,528	12,180
*	Pacific Premier Bancorp
	Inc.	299,826	11,993
*	BofI Holding Inc.	400,428	11,973
	Northwest Bancshares
	Inc.	705,526	11,803
*	PRA Group Inc.	354,954	11,784
	Provident Financial
	Services Inc.	430,716	11,616
	Employers Holdings Inc.	258,342	11,470
	WisdomTree Investments
	Inc.	877,545	11,013
	S&T Bancorp Inc.	265,355	10,564
	Boston Private Financial
	Holdings Inc.	675,192	10,432
*	Walker & Dunlop Inc.	213,829	10,157
	City Holding Co.	150,182	10,133
	First Commonwealth
	Financial Corp.	701,467	10,045
	Piper Jaffray Cos.	110,908	9,566
*	Third Point Reinsurance
	Ltd.	641,960	9,405
	AMERISAFE Inc.	151,093	9,307
	Brookline Bancorp Inc.	583,851	9,166
	Infinity Property &
	Casualty Corp.	86,139	9,131
	Navigators Group Inc.	187,187	9,116
	Safety Insurance Group
	Inc.	111,098	8,932
	Hanmi Financial Corp.	292,658	8,882
	Tompkins Financial Corp.	103,816	8,445
*	Encore Capital Group Inc.	190,270	8,010
	Central Pacific Financial
	Corp.	264,524	7,891
	United Fire Group Inc.	171,693	7,826
	Stewart Information
	Services Corp.	181,741	7,688
	Banc of California Inc.	372,231	7,687
*	First BanCorp	1,502,333	7,662
	Southside Bancshares
	Inc.	224,825	7,572
	Invesco Mortgage Capital
	Inc.	422,000	7,524

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	TrustCo Bank Corp. NY	804,862	7,405
	Universal Insurance
	Holdings Inc.	259,572	7,099
	Northfield Bancorp Inc.	405,226	6,921
	National Bank Holdings
	Corp. Class A	210,175	6,816
*	NMI Holdings Inc. Class A	376,378	6,398
	Virtus Investment Partners
	Inc.	52,290	6,016
*	Customers Bancorp Inc.	227,790	5,920
	Meta Financial Group Inc.	63,729	5,905
*	HomeStreet Inc.	202,996	5,877
	Dime Community
	Bancshares Inc.	269,474	5,646
	Bank Mutual Corp.	529,181	5,636
	Oritani Financial Corp.	334,233	5,481
	ARMOUR Residential
	REIT Inc.	211,367	5,436
*	INTL. FCStone Inc.	125,603	5,342
	Investment Technology
	Group Inc.	257,745	4,962
*	EZCORP Inc. Class A	390,065	4,759
*	Donnelley Financial
	Solutions Inc.	243,919	4,754
*	World Acceptance Corp.	57,958	4,678
	OFG Bancorp	489,877	4,605
	Capstead Mortgage Corp.	525,376	4,545
	Fidelity Southern Corp.	200,971	4,381
*	Opus Bank	154,258	4,211
*	Enova International Inc.	252,072	3,832
	Greenhill & Co. Inc.	190,031	3,706
*	eHealth Inc.	165,560	2,876
	HCI Group Inc.	82,042	2,453
	United Insurance Holdings
	Corp.	136,798	2,360
	United Bankshares Inc.	1	—
			979,668
Health Care (13.1%)
*	Nektar Therapeutics
	Class A	1,173,366	70,073
	Chemed Corp.	116,751	28,373
	Cantel Medical Corp.	260,184	26,765
*	ICU Medical Inc.	108,343	23,402
*	Neogen Corp.	279,728	22,996
*	Integra LifeSciences
	Holdings Corp.	474,870	22,727
*	Haemonetics Corp.	389,624	22,629
*	Ligand Pharmaceuticals
	Inc.	154,737	21,188
*	AMN Healthcare Services
	Inc.	368,170	18,132
*	HealthEquity Inc.	379,376	17,702
*	Myriad Genetics Inc.	512,303	17,595
*	Magellan Health Inc.	179,402	17,321

			Market
			Value•
		Shares	($000)
*	Merit Medical Systems
	Inc.	363,309	15,695
*	Supernus Pharmaceuticals
	Inc.	380,401	15,159
*	Medicines Co.	535,650	14,645
*	Select Medical Holdings
	Corp.	816,532	14,412
*	Inogen Inc.	120,538	14,354
*	Omnicell Inc.	274,354	13,306
*	Emergent BioSolutions
	Inc.	277,718	12,906
*	Corcept Therapeutics Inc.	709,900	12,821
*	Spectrum Pharmaceuticals
	Inc.	637,213	12,075
*	Amedisys Inc.	218,989	11,543
*	Cambrex Corp.	238,151	11,431
*	Varex Imaging Corp.	278,254	11,177
*	HMS Holdings Corp.	622,428	10,550
*	Repligen Corp.	283,243	10,276
*	MiMedx Group Inc.	793,906	10,011
*	Integer Holdings Corp.	207,899	9,418
	CONMED Corp.	184,241	9,391
*	Impax Laboratories Inc.	562,106	9,359
*	Natus Medical Inc.	244,368	9,335
*	Tivity Health Inc.	252,513	9,229
*	Innoviva Inc.	612,293	8,688
	Abaxis Inc.	172,509	8,543
	Ensign Group Inc.	383,524	8,514
	Analogic Corp.	94,721	7,933
*	OraSure Technologies Inc.	417,918	7,882
*	Acorda Therapeutics Inc.	359,854	7,719
*	Momenta Pharmaceuticals
	Inc.	550,973	7,686
*	Orthofix International NV	139,902	7,653
*	Enanta Pharmaceuticals
	Inc.	128,706	7,552
	US Physical Therapy Inc.	100,500	7,256
*	Diplomat Pharmacy Inc.	354,749	7,120
*	LHC Group Inc.	112,370	6,883
*	BioTelemetry Inc.	227,494	6,802
	Kindred Healthcare Inc.	685,964	6,654
*	Providence Service Corp.	109,851	6,519
*	Anika Therapeutics Inc.	112,515	6,066
	Luminex Corp.	292,710	5,766
*	Almost Family Inc.	103,762	5,743
	Phibro Animal Health Corp.
	Class A	171,017	5,729
*	Lannett Co. Inc.	229,133	5,316
*	Amphastar
	Pharmaceuticals Inc.	273,323	5,259
*	Quality Systems Inc.	362,839	4,927
*	CorVel Corp.	90,653	4,796
	Meridian Bioscience Inc.	341,789	4,785
*	Lantheus Holdings Inc.	225,663	4,615

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	CryoLife Inc.	239,582	4,588
*	HealthStream Inc.	195,990	4,539
	Invacare Corp.	268,883	4,531
*	AngioDynamics Inc.	271,624	4,517
*	ANI Pharmaceuticals Inc.	67,852	4,373
*	Sucampo
	Pharmaceuticals Inc.
	Class A	221,637	3,978
*	Heska Corp.	48,678	3,904
*	Cross Country Healthcare
	Inc.	292,645	3,734
*	AMAG Pharmaceuticals
	Inc.	280,505	3,717
	LeMaitre Vascular Inc.	115,555	3,679
*	Eagle Pharmaceuticals Inc.	63,988	3,418
*	Surmodics Inc.	119,784	3,354
*	Progenics
	Pharmaceuticals Inc.	551,039	3,279
*	Cytokinetics Inc.	395,954	3,227
	Computer Programs &
	Systems Inc.	103,512	3,111
*	Cutera Inc.	55,300	2,508
*	Quorum Health Corp.	326,270	2,036
*	Community Health
	Systems Inc.	370,065	1,577
*	Tactile Systems
	Technology Inc.	50,000	1,449
	Aceto Corp.	27,971	289
			778,210
Industrials (19.2%)
	Healthcare Services
	Group Inc.	543,191	28,637
	John Bean Technologies
	Corp.	231,858	25,690
*	Trex Co. Inc.	216,476	23,464
*	On Assignment Inc.	360,622	23,177
	Barnes Group Inc.	353,484	22,365
	Hillenbrand Inc.	471,230	21,064
	Tetra Tech Inc.	434,582	20,925
	SkyWest Inc.	388,700	20,640
*	Moog Inc. Class A	231,958	20,146
	Applied Industrial
	Technologies Inc.	277,932	18,927
	UniFirst Corp.	114,680	18,911
*	WageWorks Inc.	301,573	18,698
*	Proto Labs Inc.	181,435	18,688
*	Mercury Systems Inc.	351,371	18,043
	Simpson Manufacturing
	Co. Inc.	309,005	17,740
	Universal Forest Products
	Inc.	466,866	17,563
	Korn/Ferry International	419,311	17,351
*	Aerojet Rocketdyne
	Holdings Inc.	553,294	17,263

			Market
			Value•
		Shares	($000)
	Insperity Inc.	280,292	16,075
	Mueller Industries Inc.	449,457	15,924
	Hawaiian Holdings Inc.	398,127	15,865
	ABM Industries Inc.	419,145	15,810
*	SPX FLOW Inc.	329,848	15,684
	Watts Water Technologies
	Inc. Class A	203,578	15,462
	EnPro Industries Inc.	160,166	14,977
	Allegiant Travel Co.
	Class A	96,370	14,913
	Brady Corp. Class A	378,642	14,351
*	American Woodmark
	Corp.	106,099	13,819
	Exponent Inc.	192,689	13,700
	Franklin Electric Co. Inc.	296,117	13,592
	Matthews International
	Corp. Class A	255,621	13,497
*	Saia Inc.	186,892	13,223
	Forward Air Corp.	229,798	13,200
*	Patrick Industries Inc.	189,423	13,155
	Albany International Corp.	210,346	12,926
*	FTI Consulting Inc.	296,566	12,740
	Interface Inc. Class A	494,191	12,429
	Mobile Mini Inc.	358,523	12,369
	Greenbrier Cos. Inc.	229,631	12,239
*	Hub Group Inc. Class A	253,617	12,148
	Comfort Systems USA Inc.	277,647	12,119
	General Cable Corp.	400,159	11,845
	Kaman Corp.	199,893	11,762
	AAON Inc.	317,058	11,636
*	Chart Industries Inc.	246,320	11,543
*	Harsco Corp.	617,321	11,513
	ESCO Technologies Inc.	189,162	11,397
	Actuant Corp. Class A	449,983	11,385
*	Atlas Air Worldwide
	Holdings Inc.	192,761	11,305
	Cubic Corp.	185,088	10,911
*	SPX Corp.	338,351	10,621
	Triumph Group Inc.	377,030	10,255
*	Axon Enterprise Inc.	386,249	10,236
	Viad Corp.	183,879	10,187
	AZZ Inc.	193,029	9,864
	Standex International Corp.	96,737	9,853
	Apogee Enterprises Inc.	214,422	9,805
	Wabash National Corp.	451,137	9,790
	Tennant Co.	130,503	9,481
	AAR Corp.	240,185	9,437
	Raven Industries Inc.	272,677	9,366
*	Aerovironment Inc.	164,284	9,226
	US Ecology Inc.	178,088	9,082
	Federal Signal Corp.	447,682	8,994
*	TrueBlue Inc.	323,417	8,894
	Heartland Express Inc.	365,231	8,524
*	Gibraltar Industries Inc.	257,579	8,500

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Briggs & Stratton Corp.	334,221	8,479
	Astec Industries Inc.	142,765	8,352
	Alamo Group Inc.	70,510	7,958
	Multi-Color Corp.	105,093	7,866
	Matson Inc.	258,340	7,709
	Encore Wire Corp.	152,388	7,414
*	Aegion Corp. Class A	283,628	7,213
*	Navigant Consulting Inc.	361,926	7,025
	Lindsay Corp.	77,165	6,806
	ArcBest Corp.	189,982	6,792
*	PGT Innovations Inc.	394,769	6,652
	Kelly Services Inc.
	Class A	243,735	6,647
	Quanex Building Products
	Corp.	282,511	6,611
*	Lydall Inc.	129,757	6,585
	CIRCOR International Inc.	126,949	6,180
*	Echo Global Logistics Inc.	218,025	6,105
	Marten Transport Ltd.	296,095	6,011
	RR Donnelley & Sons Co.	611,017	5,682
	Griffon Corp.	268,030	5,454
	Titan International Inc.	383,391	4,938
*	MYR Group Inc.	134,502	4,806
	Insteel Industries Inc.	149,993	4,248
	Resources Connection Inc.	272,348	4,208
	Heidrick & Struggles
	International Inc.	170,475	4,185
*	Engility Holdings Inc.	145,983	4,142
	National Presto Industries
	Inc.	41,621	4,139
	Forrester Research Inc.	84,761	3,746
*	DXP Enterprises Inc.	122,917	3,635
*	Vicor Corp.	130,632	2,730
*	Roadrunner Transportation
	Systems Inc.	349,472	2,694
*	Veritiv Corp.	85,895	2,482
*	Orion Group Holdings Inc.	306,958	2,403
	Powell Industries Inc.	79,267	2,271
	LSC Communications Inc.	10,027	152
*	Team Inc.	4,248	63
			1,137,304
Information Technology (13.7%)
*	CACI International Inc.
	Class A	177,168	23,448
*	Lumentum Holdings Inc.	465,387	22,757
*	Stamps.com Inc.	119,964	22,553
*	Rogers Corp.	133,524	21,620
*	Advanced Energy
	Industries Inc.	299,353	20,200
*	II-VI Inc.	418,442	19,646
*	Sanmina Corp.	540,536	17,838
	Cabot Microelectronics
	Corp.	185,481	17,450
*	Itron Inc.	247,174	16,857

			Market
			Value•
		Shares	($000)
*	Semtech Corp.	491,210	16,799
*	Anixter International Inc.	215,405	16,371
	Power Integrations Inc.	219,743	16,162
	Progress Software Corp.	350,985	14,941
*	Viavi Solutions Inc.	1,686,997	14,744
*	Plexus Corp.	241,226	14,647
*	ExlService Holdings Inc.	242,119	14,612
	TiVo Corp.	924,632	14,424
*	NETGEAR Inc.	240,219	14,113
	Ebix Inc.	177,487	14,066
*	Qualys Inc.	228,575	13,566
*	Kulicke & Soffa
	Industries Inc.	530,851	12,918
	Brooks Automation Inc.	529,573	12,630
*	MaxLinear Inc.	444,292	11,738
*	Rambus Inc.	824,559	11,725
	Methode Electronics Inc.	284,296	11,400
	CSG Systems
	International Inc.	243,828	10,685
*	TTM Technologies Inc.	674,781	10,574
	Badger Meter Inc.	220,946	10,561
*	Benchmark Electronics
	Inc.	358,623	10,436
*	Electronics For Imaging
	Inc.	352,924	10,422
*	Insight Enterprises Inc.	271,506	10,396
*	8x8 Inc.	705,945	9,954
*	Bottomline Technologies
	de Inc.	284,580	9,869
*	SolarEdge Technologies
	Inc.	258,733	9,715
*	MicroStrategy Inc.
	Class A	71,515	9,390
	ManTech International
	Corp. Class A	185,717	9,321
	Xperi Corp.	376,158	9,178
*	Sykes Enterprises Inc.	290,466	9,135
*	Virtusa Corp.	207,144	9,131
*	Oclaro Inc.	1,311,300	8,838
*	OSI Systems Inc.	131,802	8,485
	NIC Inc.	509,028	8,450
*	Diodes Inc.	286,802	8,223
*	Fabrinet	284,747	8,172
*	ePlus Inc.	106,924	8,041
	Monotype Imaging
	Holdings Inc.	328,891	7,926
*	Barracuda Networks Inc.	281,721	7,747
*	CEVA Inc.	166,282	7,674
*	Cray Inc.	312,820	7,570
	MTS Systems Corp.	137,557	7,387
*	Alarm.com Holdings Inc.	188,600	7,120
*	FARO Technologies Inc.	148,615	6,985
	ADTRAN Inc.	360,772	6,981
*	ScanSource Inc.	194,121	6,950

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Blucora Inc.	311,383	6,882
	CTS Corp.	264,429	6,809
*	Axcelis Technologies Inc.	232,547	6,674
*	SPS Commerce Inc.	129,672	6,301
*	Electro Scientific
	Industries Inc.	291,090	6,238
*	CalAmp Corp.	286,244	6,134
	Cohu Inc.	265,323	5,824
*	Rudolph Technologies Inc.	242,626	5,799
*	Super Micro Computer Inc.	274,163	5,737
*	Applied Optoelectronics
	Inc.	149,752	5,664
*	KEMET Corp.	372,752	5,614
*	Veeco Instruments Inc.	377,264	5,602
*	Perficient Inc.	285,723	5,449
*	LivePerson Inc.	435,531	5,009
*	Nanometrics Inc.	200,568	4,998
*	Photronics Inc.	582,400	4,965
	Comtech
	Telecommunications
	Corp.	223,230	4,938
	TeleTech Holdings Inc.	110,849	4,462
	Park Electrochemical
	Corp.	201,012	3,950
*	XO Group Inc.	208,247	3,844
*	Control4 Corp.	125,553	3,737
*	VASCO Data Security
	International Inc.	260,086	3,615
	Daktronics Inc.	348,517	3,182
*	Harmonic Inc.	756,168	3,176
*	Synchronoss
	Technologies Inc.	314,291	2,810
*	DSP Group Inc.	222,772	2,785
*	Agilysys Inc.	199,650	2,452
*	QuinStreet Inc.	266,379	2,232
*	Digi International Inc.	229,071	2,188
	Bel Fuse Inc. Class B	84,727	2,133
*	Kopin Corp.	531,825	1,702
*	Shutterstock Inc.	36,584	1,574
*	PDF Solutions Inc.	100,000	1,570
*	Liquidity Services Inc.	239,096	1,160
*	DHI Group Inc.	516,003	980
*	Cardtronics plc Class A	47,108	872
			809,602
Materials (5.4%)
*	Ingevity Corp.	307,293	21,655
	HB Fuller Co.	360,608	19,426
	Balchem Corp.	229,827	18,524
	KapStone Paper and
	Packaging Corp.	668,026	15,157
	Quaker Chemical Corp.	96,988	14,625
	Kaiser Aluminum Corp.	126,150	13,479
*	AK Steel Holding Corp.	2,351,687	13,311
	Innospec Inc.	180,785	12,763

			Market
			Value•
		Shares	($000)
	Boise Cascade Co.	296,719	11,839
	Stepan Co.	145,708	11,507
	Neenah Paper Inc.	126,232	11,443
*	Kraton Corp.	235,638	11,351
	Schweitzer-Mauduit
	International Inc.	233,917	10,610
*	AdvanSix Inc.	226,694	9,537
*	Century Aluminum Co.	470,516	9,241
*	US Concrete Inc.	106,963	8,947
*	Koppers Holdings Inc.	173,036	8,807
	Calgon Carbon Corp.	399,702	8,514
	A Schulman Inc.	223,231	8,315
	Rayonier Advanced
	Materials Inc.	402,841	8,238
	Deltic Timber Corp.	83,267	7,623
	PH Glatfelter Co.	340,144	7,293
	Materion Corp.	146,664	7,128
	Innophos Holdings Inc.	143,811	6,720
*	Clearwater Paper Corp.	129,622	5,885
*	SunCoke Energy Inc.	485,339	5,819
*	TimkenSteel Corp.	301,251	4,576
	Tredegar Corp.	215,848	4,144
	American Vanguard Corp.	207,460	4,077
	Myers Industries Inc.	184,405	3,596
	Haynes International Inc.	106,414	3,411
	Hawkins Inc.	86,976	3,062
	FutureFuel Corp.	201,042	2,833
	Olympic Steel Inc.	103,354	2,221
*	LSB Industries Inc.	211,089	1,849
*	Flotek Industries Inc.	41	—
			317,526
Other (2.9%)
2	Vanguard REIT ETF	2,100,000	174,258
*,3	Gerber Scientific Inc.
	CVR	110,699	13
			174,271
Real Estate (3.1%)
	HFF Inc. Class A	254,117	12,360
	DiamondRock
	Hospitality Co.	1,052,993	11,888
	EastGroup Properties
	Inc.	133,506	11,799
	Acadia Realty Trust	343,640	9,402
	Kite Realty Group Trust	478,165	9,372
	Government Properties
	Income Trust	495,334	9,184
	PS Business Parks Inc.	70,631	8,835
	Retail Opportunity
	Investments Corp.	413,601	8,251
	Lexington Realty Trust	779,396	7,521
	Summit Hotel Properties
	Inc.	478,668	7,290
	CBL & Associates
	Properties Inc.	1,185,136	6,708

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	National Storage Affiliates
	Trust	226,353	6,171
	RE/MAX Holdings Inc.
	Class A	125,449	6,084
	Chesapeake Lodging Trust	213,563	5,786
	Four Corners Property
	Trust Inc.	224,248	5,763
	Ramco-Gershenson
	Properties Trust	349,235	5,144
	LTC Properties Inc.	115,203	5,017
	Agree Realty Corp.	94,290	4,850
	Pennsylvania REIT	392,010	4,661
	American Assets Trust Inc.	111,463	4,262
	CareTrust REIT Inc.	249,600	4,183
	Easterly Government
	Properties Inc.	165,000	3,521
	Getty Realty Corp.	123,157	3,345
	Universal Health Realty
	Income Trust	44,447	3,339
	Franklin Street Properties
	Corp.	309,866	3,328
	Chatham Lodging Trust	145,791	3,318
	Independence Realty
	Trust Inc.	273,852	2,763
	Saul Centers Inc.	42,134	2,602
	Cedar Realty Trust Inc.	328,825	1,999
	Hersha Hospitality Trust
	Class A	102,999	1,792
	Urstadt Biddle Properties
	Inc. Class A	73,615	1,601
	Community Healthcare
	Trust Inc.	27,495	773
	Armada Hoffler Properties
	Inc.	20,416	317
	Whitestone REIT	21,889	316
	Cousins Properties Inc.	1	—
			183,545
Telecommunication Services (1.1%)
*	Vonage Holdings Corp.	1,500,415	15,259
	Cogent Communications
	Holdings Inc.	309,526	14,022
*	General Communication
	Inc. Class A	214,331	8,363
*	Iridium Communications
	Inc.	644,677	7,607

		Market
		Value•
	Shares	($000)
* Cincinnati Bell Inc.	339,898	7,087
ATN International Inc.	88,584	4,895
Frontier Communications
Corp.	475,000	3,211
Spok Holdings Inc.	180,798	2,830
Consolidated
Communications
Holdings Inc.	216,913	2,644
		65,918
Utilities (2.7%)
Spire Inc.	367,964	27,652
ALLETE Inc.	349,333	25,976
Avista Corp.	461,513	23,763
South Jersey Industries
Inc.	571,750	17,856
El Paso Electric Co.	307,167	17,002
California Water Service
Group	367,075	16,647
American States Water
Co.	286,212	16,575
Northwest Natural Gas
Co.	208,896	12,461
		157,932
Total Common Stocks
(Cost $3,709,321)		5,895,549
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
4 Vanguard Market
Liquidity Fund,
1.458%	222,732	22,275

	Face
	Amount
	($000)
U. S. Government and Agency Obligations (0.0%)
5 United States Treasury
Bill, 1.169%, 3/22/18	1,400	1,396
Total Temporary Cash Investments
(Cost $23,671)		23,671
Total Investments (100.0%)
(Cost $3,732,992)		5,919,220

Tax-Managed Small-Cap Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	329
Receivables for Investment Securities Sold	2,104
Receivables for Accrued Income	6,413
Receivables for Capital Shares Issued	3,863
Other Assets	22
Total Other Assets	12,731
Liabilities
Payables for Investment Securities
Purchased	(7,290)
Payables for Capital Shares Redeemed	(2,576)
Payables to Vanguard	(2,499)
Variation Margin Payable—Futures Contracts	(213)
Total Liabilities	(12,578)
Net Assets (100%)	5,919,373

At December 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	3,865,611
Overdistributed Net Investment Income	(2,271)
Accumulated Net Realized Losses	(130,324)
Unrealized Appreciation (Depreciation)
Investment Securities	2,186,228
Futures Contracts	129
Net Assets	5,919,373

Amount
($000)
Admiral Shares—Net Assets
Applicable to 88,064,203 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,427,657
Net Asset Value Per Share—
Admiral Shares	$61.63

Institutional Shares—Net Assets
Applicable to 7,960,008 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	491,716
Net Asset Value Per Share—
Institutional Shares	$61.77

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 0.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security value determined using significant unobservable
inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
5 Securities with a value of $972,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2018	325	24,968	129

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends[1]	67,571
Interest[1]	243
Total Income	67,814
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,324
Management and Administrative—Admiral Shares	2,683
Management and Administrative—Institutional Shares	121
Marketing and Distribution—Admiral Shares	317
Marketing and Distribution—Institutional Shares	7
Custodian Fees	54
Auditing Fees	36
Shareholders’ Reports and Proxy—Admiral Shares	155
Shareholders’ Reports and Proxy—Institutional Shares	8
Trustees’ Fees and Expenses	4
Total Expenses	4,709
Net Investment Income	63,105
Realized Net Gain (Loss)
Investment Securities Sold[1]	222,075
Futures Contracts	1,190
Realized Net Gain (Loss)	223,265
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	393,101
Futures Contracts	338
Change in Unrealized Appreciation (Depreciation)	393,439
Net Increase (Decrease) in Net Assets Resulting from Operations	679,809

1 Dividend income, interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $0, $212,000, $547,000, and ($401,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,105	48,816
Realized Net Gain (Loss)	223,265	179,211
Change in Unrealized Appreciation (Depreciation)	393,439	768,581
Net Increase (Decrease) in Net Assets Resulting from Operations	679,809	996,608
Distributions
Net Investment Income
Admiral Shares	(58,195)	(45,029)
Institutional Shares	(4,878)	(3,852)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Admiral Shares	(1,553)	—
Institutional Shares	(130)	—
Total Distributions	(64,756)	(48,881)
Capital Share Transactions
Admiral Shares	186,606	379,355
Institutional Shares	66,991	28,870
Net Increase (Decrease) from Capital Share Transactions	253,597	408,225
Total Increase (Decrease)	868,650	1,355,952
Net Assets
Beginning of Period	5,050,723	3,694,771
End of Period[1]	5,919,373	5,050,723

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,271,000) and ($2,303,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$55.16	$44.37	$45.78	$43.53	$31.16
Investment Operations
Net Investment Income	. 666[1]	.558	.556	.463	. 383
Net Realized and Unrealized Gain (Loss)
on Investments	6.486	10.788	(1.406)	2.242	12.389
Total from Investment Operations	7.152	11.346	(.850)	2.705	12.772
Distributions
Dividends from Net Investment Income	(. 664)	(. 556)	(. 560)	(. 455)	(. 402)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.018)	—	—	—	—
Total Distributions	(. 682)	(. 556)	(. 560)	(. 455)	(. 402)
Net Asset Value, End of Period	$61.63	$55.16	$44.37	$45.78	$43.53
Total Return[2]	13.05%	25.73%	-1.85%	6.23%	41.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,428	$4,671	$3,419	$3,382	$3,143
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.19%	1.21%	1.06%	1.05%
Portfolio Turnover Rate [3]	37%	45%	33%	40%	31%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$55.29	$44.47	$45.88	$43.63	$31.22
Investment Operations
Net Investment Income	. 693[1]	.572	.576	.481	. 398
Net Realized and Unrealized Gain (Loss)
on Investments	6.488	10.818	(1.406)	2.242	12.428
Total from Investment Operations	7.181	11.390	(.830)	2.723	12.826
Distributions
Dividends from Net Investment Income	(. 683)	(. 570)	(. 580)	(. 473)	(. 416)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.018)	—	—	—	—
Total Distributions	(.701)	(. 570)	(. 580)	(. 473)	(. 416)
Net Asset Value, End of Period	$61.77	$55.29	$44.47	$45.88	$43.63
Total Return	13.08%	25.78%	-1.80%	6.26%	41.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$492	$379	$276	$236	$237
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.20%	1.22%	1.25%	1.10%	1.09%
Portfolio Turnover Rate[2]	37%	45%	33%	40%	31%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Small-Cap Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $329,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,895,536	—	13
Temporary Cash Investments	22,275	1,396	—
Futures Contracts—Liabilities[1]	(213)	—	—
Total	5,917,598	1,396	13
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2017, the fund realized $213,639,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2017, the fund used capital loss carryforwards of $9,964,000 to offset taxable capital gains realized during the year ended December 31, 2017. At December 31, 2017, the fund had available capital losses totaling $130,195,000 that may be carried forward indefinitely to offset future net capital gains. Capital loss carryforwards of $6,546,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $3,732,992,000. Net unrealized appreciation of investment securities for tax purposes was $2,186,228,000, consisting of unrealized gains of $2,242,942,000 on securities that had risen in value since their purchase and $56,714,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2017, the fund purchased $2,626,207,000 of investment securities and sold $2,374,435,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $366,646,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	1,074,323	18,944	1,064,794	22,229
Issued in Lieu of Cash Distributions	45,494	786	34,478	699
Redeemed	(933,211)	(16,353)	(719,917)	(15,289)
Net Increase (Decrease)—Admiral Shares	186,606	3,377	379,355	7,639
Institutional Shares
Issued	109,542	1,862	42,859	950
Issued in Lieu of Cash Distributions	3,241	56	2,469	50
Redeemed	(45,792)	(818)	(16,458)	(345)
Net Increase (Decrease)—Institutional Shares	66,991	1,100	28,870	655

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2017 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 61% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	29,370
Tax-Managed Capital Appreciation Fund	142,507
Tax-Managed Small-Cap Fund	60,929

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	95.3%[1]
Tax-Managed Capital Appreciation Fund	97.4
Tax-Managed Small-Cap Fund	93.4

1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2017
	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	12.64%	8.93%	6.67%
Returns After Taxes on Distributions	12.42	8.72	6.50
Returns After Taxes on Distributions and Sale of
Fund Shares	7.90	7.32	5.66

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	22.40%	15.96%	8.74%
Returns After Taxes on Distributions	21.91	15.50	8.38
Returns After Taxes on Distributions and Sale of
Fund Shares	13.03	12.82	7.09

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	13.05%	15.88%	10.39%
Returns After Taxes on Distributions	12.73	15.56	10.14
Returns After Taxes on Distributions and Sale of
Fund Shares	7.60	12.77	8.54

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,061.60	$0.47
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,116.87	$0.48
Institutional Shares	1,000.00	1,117.12	0.32
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,101.36	$0.48
Institutional Shares	1,000.00	1,101.48	0.32
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.75	$0.46
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares
and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional
Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification.
Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of
Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays 1–15 Year
Municipal Bond Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Tax-Managed Balanced Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Tax-Managed Balanced Fund. The Index is licensed for use by The Vanguard Group, Inc.
(Vanguard) as the sponsor of the Tax-Managed Balanced Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Tax-Managed Balanced Fund or the owners of the Tax-Managed Balanced Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Tax-Managed Balanced Fund. Investors acquire the Tax-Managed Balanced Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Tax-Managed Balanced Fund. The Tax-Managed Balanced Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Tax-Managed Balanced Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Tax-Managed Balanced Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Tax-Managed Balanced Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Tax-Managed Balanced Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Tax-Managed Balanced Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Tax-Managed Balanced Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER
BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS
INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED
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None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner
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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1030 022018

Annual Report | December 31, 2017

Vanguard Developed Markets Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Results of Proxy Voting.	7
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	36
About Your Fund’s Expenses.	37
Glossary.	39

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Developed Markets Index Fund returned more than 26% for the twelve months ended December 31, 2017. It tracked its benchmark index but lagged the average return of its peer group.

• Prospects for the global economy and accommodative monetary policies outside the United States boosted stocks. Among the largest constituents in Europe, Switzerland, France, Germany, and the United Kingdom all returned more than 23%. Japan, the biggest component of the Pacific region, returned about 26%.

• All ten market sectors produced double-digit returns. Technology finished in the lead, gaining nearly 40%. Other top performers included basic materials, industrials, and consumer goods. Oil and gas and telecommunications had the weakest results.

• For the ten years ended December 31, 2017, Vanguard Developed Markets Index Fund outpaced both its benchmark and the average return of its peer group.

Total Returns: Fiscal Year Ended December 31, 2017
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	26.31%
FTSE Developed Markets ETF Shares
Market Price	26.50
Net Asset Value	26.44
Admiral™ Shares	26.40
Institutional Shares	26.46
Institutional Plus Shares	26.49
FTSE Developed All Cap ex US Index	26.31
International Funds Average	26.69

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended December 31, 2017
Average
Annual Return
Developed Markets Index Fund Admiral Shares	2.34%
Spliced Developed ex US Index	2.23
International Funds Average	1.74

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group

		FTSE
		Developed
		Markets
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.17%	0.07%	0.07%	0.06%	0.05%	1.34%

The fund expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the fund’s expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets
ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: International Funds.

2

Chairman’s Perspective

Bill McNabb

Chairman

Dear Shareholder,

Lately I’ve been asked a lot about my legacy. And candidly, that phrase bugs me—it isn’t my legacy. Vanguard’s success is a result of thousands of my colleagues committing to a clear mission: helping investors achieve their financial goals.

The reason the topic has come up is that on December 31, 2017, I officially stepped down as Vanguard’s CEO after almost a decade in that role. I’ll remain chairman for a period to be determined by the board of directors. Tim Buckley, who was previously Vanguard’s president and chief investment officer, was elected CEO. I can’t think of a better successor.

I’ve spent 32 years at Vanguard—almost my entire professional life—and during that time I’ve had the good fortune of working with smart, principled colleagues from across the world. I’ve learned from each of them.

In particular, I would like to thank Jack Bogle, our founder, who took a chance on me when I was a young business school graduate, and Jack Brennan, my predecessor as CEO, who constantly challenged me with new roles and responsibilities.

3

When you’re just starting out, there is nothing quite like getting votes of confidence from people you respect.

The short list

A milestone like this naturally brings about some reflection. With that in mind, here’s a tally—by no means exhaustive—of the accomplishments that we at Vanguard are proud of:

Low costs. Over the last decade, we cut our average asset-weighted expense ratio by about 50%.1 This isn’t a result of some contrived price war. Since its founding, Vanguard has emphasized the benefits of low-cost investing. As Jack Bogle once said: “The honest steward who charges least, wins most. But not for himself; for those investors who entrust their assets to his care. It is not all that complicated.”

Global diversification. Through our thought leadership and investment options, such as our target-date funds, Vanguard has encouraged clients to obtain exposure to international markets.

Global diversification isn’t just about helping to control risk—it can also be a way of expanding your set of opportunities and harnessing the potential of all markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	21.69%	11.23%	15.71%
Russell 2000 Index (Small-caps)	14.65	9.96	14.12
Russell 3000 Index (Broad U.S. market)	21.13	11.12	15.58
FTSE All-World ex US Index (International)	27.11	8.27	7.19

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	3.54%	2.24%	2.10%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.45	2.98	3.02
Citigroup Three-Month U.S. Treasury Bill Index	0.84	0.37	0.23

CPI
Consumer Price Index	2.11%	1.64%	1.43%

1 Source: Vanguard calculation, based on data from Morningstar, Inc., as of December 31, 2016.

4

I’ve been glad to see more and more clients embracing global diversification. I believe this trend will continue as Vanguard’s way of investing takes hold in international markets.

Affordable advice. In the wake of the 2008–2009 Global Financial Crisis, we began working on a new advice model. In 2015, we launched Vanguard Personal Advisor Services®, a hybrid advice offering that delivers value through a combination of a professional advisor and powerful digital technology at a competitive price.

Across the industry, we’ve seen the cost of providing advice coming down. Traditional advisors are embracing low-cost investments, and that, in turn, helps them reduce costs for their own clients. This is a trend that all of us at Vanguard would like to see continue.

Great people. I’ve interacted with hundreds of companies of all sizes and in all industries, and the one quality that sets Vanguard apart from most of them is our emphasis on people. It’s a testament to our culture that colleagues spend 15, 20, or, as in my case, more than 30 years of their professional lives here. Investors benefit because we have consistent, experienced fund management teams and a deep bench of talent that ensures that things go smoothly when it’s time for a transition.

We’ve done a great job attracting new talent, too. We made some notable additions to senior management in the last two years, and we’re continuously grooming our next generation of leaders.

Ready for what comes next

When I was contemplating coming to work at Vanguard, I sat down with my rowing coach at his home in Philadelphia. Over cheesesteaks, he told me that the most important thing was to work for a company that had the same values I held deeply. He was like a second father to me, so I trusted his judgment at a time when I wasn’t so sure about my own. Back then, I never could have anticipated the success Vanguard would have in the coming decades.

I’m no better at predicting the future now. Vanguard has enjoyed significant growth in the last few years, and that presents its own unique set of challenges and opportunities, such as the role we’re playing in advocating for better corporate governance among companies our funds invest in. And the asset management industry is confronting significant changes brought on by technology, shifting demographics, and new regulations.

Although the future is uncertain, I’m confident that Vanguard is well-prepared to tackle whatever comes its way. And one thing I’m sure of: There are big parts of the world that would be well-served by our way of investing.

5

It’s humbling to think about the impact the work we do at Vanguard has on clients who are trying to raise a family, buy a first home, save for college, or prepare for retirement. I’ve always tried to make decisions with investors’ best interests in mind. It has been a privilege working with people who hold to that same ideal.

Thank you for entrusting us with your assets.

Sincerely,

F. William McNabb III
Chairman
January 1, 2018

6

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	2,630,454,415	36,508,105	98.6%
Emerson U. Fullwood	2,629,154,564	37,807,957	98.6%
Amy Gutmann	2,628,957,153	38,005,368	98.6%
JoAnn Heffernan Heisen	2,629,956,611	37,005,910	98.6%
F. Joseph Loughrey	2,630,059,207	36,903,313	98.6%
Mark Loughridge	2,630,084,949	36,877,571	98.6%
Scott C. Malpass	2,629,501,177	37,461,343	98.6%
F. William McNabb III	2,628,454,104	38,508,417	98.6%
Deanna Mulligan	2,631,115,438	35,847,082	98.7%
André F. Perold	2,626,332,823	40,629,698	98.5%
Sarah Bloom Raskin	2,630,118,120	36,844,401	98.6%
Peter F. Volanakis	2,629,934,484	37,028,036	98.6%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Developed Markets
Index Fund	1,982,906,719	39,157,379	26,754,565	412,364,807	80.6%

7

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Developed Markets
Index Fund	1,988,140,607	37,800,517	22,877,538	412,364,807	80.8%

Fund shareholders did not approve the following proposal:

Proposal 7—Institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights. Such procedures may include time-limited engagement with problem companies if management believes that their behavior can be changed.

The trustees recommended a vote against the proposal for the following reasons: (1) Vanguard is fully compliant with all applicable U.S. laws and regulations that prohibit the investment in any company owned or controlled by the government of Sudan; (2) the addition of further investment constraints is not in fund shareholders’ best interests if those constraints are unrelated to a fund’s stated investment objective, policies, and strategies; and (3) divestment is an ineffective means to implement social change, as it often puts the shares into the hands of another owner with no direct impact to the company’s capitalization.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Developed Markets
Index Fund	155,989,870	172,080,569	1,720,748,224	412,364,806	6.3%

8

Developed Markets Index Fund

Fund Profile
As of December 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio[1]	0.17%	0.07%	0.07%	0.06%	0.05%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Number of Stocks	3,844	3,790	5,912
Median Market Cap	$29.5B	$29.5B	$26.6B
Price/Earnings Ratio	16.1x	16.1x	15.9x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	11.1%	11.1%	12.0%
Earnings Growth
Rate	6.2%	6.2%	7.4%
Dividend Yield	2.7%	2.7%	2.6%
Turnover Rate	3%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Basic Materials	7.6%	7.5%	7.5%
Consumer Goods	17.8	17.8	16.0
Consumer Services	8.0	8.0	8.6
Financials	24.8	24.9	25.7
Health Care	8.8	8.8	7.5
Industrials	16.2	16.2	15.1
Oil & Gas	6.0	6.0	6.3
Technology	4.4	4.4	6.6
Telecommunications	3.3	3.3	3.6
Utilities	3.1	3.1	3.1

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures

	Spliced	FTSE Global
	Developed	All Cap ex US
	ex US Index	Index
R-Squared	0.98	0.95
Beta	0.93	0.92

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.4%
Nestle SA	Food Products	1.3
Samsung Electronics Co.	Consumer
Ltd.	Electronics	1.3
HSBC Holdings plc	Banks	1.0
Novartis AG	Pharmaceuticals	0.9
Roche Holding AG	Pharmaceuticals	0.9
Toyota Motor Corp.	Automobiles	0.8
British American
Tobacco plc	Tobacco	0.8
Unilever	Personal Products	0.8
BP plc	Integrated Oil & Gas	0.7
Top Ten		9.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 26, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2017, the expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF
Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

9

Developed Markets Index Fund

Market Diversification (% of equity exposure)

		FTSE	FTSE
		Developed	Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Europe
United Kingdom	15.8%	15.8%	12.5%
France	8.0	8.0	6.4
Germany	8.0	8.0	6.4
Switzerland	6.6	6.7	5.3
Netherlands	2.8	2.9	2.3
Spain	2.7	2.7	2.2
Sweden	2.6	2.6	2.1
Italy	2.3	2.3	1.8
Denmark	1.5	1.5	1.2
Belgium	1.0	1.0	0.8
Other	2.3	2.3	1.9
Subtotal	53.6%	53.8%	42.9%
Pacific
Japan	22.0%	22.0%	17.4%
Australia	6.1	6.2	4.9
South Korea	4.7	4.7	3.8
Hong Kong	3.2	3.2	2.6
Singapore	1.2	1.2	0.9
Other	0.3	0.3	0.2
Subtotal	37.5%	37.6%	29.8%
Emerging Markets	0.0%	0.0%	20.3%
North America
Canada	8.4%	8.2%	6.6%
Middle East	0.5%	0.4%	0.4%

10

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: July 20, 2007, Through December 31, 2017
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2017
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(7/20/2007)	Investment
FTSE Developed Markets ETF Shares
Net Asset Value	26.44%	8.29%	2.06%	$12,631
FTSE Developed Markets ETF Shares
Market Price	26.50	8.19	2.05	12,638
Spliced Developed ex US Index	26.31	8.51	1.92	12,200
International Funds Average	26.69	7.35	1.53	11,718
FTSE Global All Cap ex US Index	27.41	7.36	2.25	12,614

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/19/2013)	Investment
Developed Markets Index Fund Investor
Shares	26.31%	5.80%	$12,554
Spliced Developed ex US Index	26.31	6.00	12,649
FTSE Global All Cap ex US Index	27.41	6.08	12,687

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.
See Financial Highlights for dividend and capital gains information.

11

Developed Markets Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund Admiral
Shares	26.40%	8.28%	2.34%	$12,602
Spliced Developed ex US Index	26.31	8.51	2.23	12,465
FTSE Global All Cap ex US Index	27.41	7.36	2.38	12,654

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional
Shares	26.46%	8.30%	2.38%	$6,327,718
Spliced Developed ex US Index	26.31	8.51	2.23	6,232,561
FTSE Global All Cap ex US Index	27.41	7.36	2.38	6,326,895

			Since	Final Value
	One		Inception	of a $100,000,000
	Year		(4/1/2014)	Investment
Developed Markets Index Fund Institutional
Plus Shares	26.49%		5.16%	$120,748,600
Spliced Developed ex US Index	26.31		5.31	121,403,210
FTSE Global All Cap ex US Index	27.41		5.37	121,683,510

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2017
	One	Five	Ten
	Year	Years	Years
FTSE Developed Markets ETF Shares Market Price	26.50%	48.22%	26.38%
FTSE Developed Markets ETF Shares Net Asset
Value	26.44	48.92	26.31
Spliced Developed ex US Index	26.31	50.42	24.65

12

Developed Markets Index Fund

Fiscal-Year Total Returns (%): July 20, 2007, Through December 31, 2017

FTSE Developed Markets ETF Shares
Spliced Developed ex US Index
For a benchmark description, see the Glossary.

13

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	9,315,682	581,378	0.5%
	Westpac Banking Corp.	18,079,191	439,750	0.4%
	BHP Billiton Ltd.	17,105,568	392,931	0.4%
	Australia & New Zealand Banking Group Ltd.	15,636,920	348,845	0.3%
	National Australia Bank Ltd.	14,241,270	327,053	0.3%
[1,2]	Australia—Other †		4,365,989	4.1%
			6,455,946	6.0%

Austria †			339,657	0.3%

Belgium
	Anheuser-Busch InBev SA/NV	4,041,305	451,181	0.4%
	Belgium—Other †		633,501	0.6%
			1,084,682	1.0%
Canada
	Royal Bank of Canada	7,758,247	633,559	0.6%
	Toronto-Dominion Bank	9,886,966	579,296	0.5%
	Bank of Nova Scotia	6,431,876	415,079	0.4%
	Enbridge Inc.	8,787,505	343,670	0.3%
	Canadian National Railway Co.	3,992,675	329,229	0.3%
	Suncor Energy Inc.	8,889,044	326,356	0.3%
1	Canada—Other †		6,187,306	5.9%
			8,814,495	8.3%
Denmark
	Novo Nordisk A/S Class B	9,361,756	503,059	0.5%
1	Denmark—Other †		1,119,989	1.0%
			1,623,048	1.5%

14

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Finland †		954,821	0.9%

France
TOTAL SA	11,751,190	648,671	0.6%
Sanofi	5,812,336	500,400	0.5%
BNP Paribas SA	5,747,028	427,517	0.4%
LVMH Moet Hennessy Louis Vuitton SE	1,323,830	388,555	0.3%
1 France—Other †		6,490,092	6.1%
		8,455,235	7.9%
Germany
Siemens AG	4,046,931	560,334	0.5%
Bayer AG	4,405,873	547,493	0.5%
Allianz SE	2,375,444	543,620	0.5%
SAP SE	4,836,615	541,103	0.5%
BASF SE	4,872,032	534,133	0.5%
Daimler AG	5,129,482	433,755	0.4%
1 Germany—Other †		5,283,169	5.0%
		8,443,607	7.9%
Hong Kong
AIA Group Ltd.	64,332,518	547,190	0.5%
Hang Seng Bank Ltd.	3,849,441	95,501	0.1%
Canvest Environmental Protection Group Co. Ltd.	3,865,000	2,279	0.0%
[1,2] Hong Kong—Other †		2,765,943	2.6%
		3,410,913	3.2%

[2]Ireland †		237,505	0.2%

Israel †		452,490	0.4%

[1]Italy †		2,433,164	2.3%

Japan
Toyota Motor Corp.	13,775,570	877,917	0.8%
Mitsubishi UFJ Financial Group Inc.	68,429,317	498,026	0.5%
SoftBank Group Corp.	4,534,352	358,987	0.3%
Honda Motor Co. Ltd.	9,490,193	323,877	0.3%
Japan—Other †		21,087,654	19.8%
		23,146,461	21.7%

Mexico †		9,544	0.0%

Netherlands
Unilever NV	8,145,315	458,610	0.4%
ING Groep NV	20,680,156	379,624	0.4%
1 Netherlands—Other †		2,167,107	2.0%
		3,005,341	2.8%

New Zealand †		296,267	0.3%

[1]Norway †		720,411	0.7%

Portugal †		181,063	0.2%

15

	Developed Markets Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	[2]Singapore †			1,256,032	1.2%

	South Korea
	Samsung Electronics Co. Ltd.		457,263	1,086,416	1.0%
	Samsung Electronics Co. Ltd. Preference Shares		83,308	162,235	0.2%
	Samsung Electronics Co. Ltd. GDR		101,178	119,815	0.1%
	Hankook Shell Oil Co. Ltd.		3,209	1,152	0.0%
[1,2]	South Korea—Other †			3,626,127	3.4%
				4,995,745	4.7%
	Spain
	Banco Santander SA		84,647,206	554,972	0.5%
1	Spain—Other †			2,303,142	2.2%
				2,858,114	2.7%

	[1]Sweden †			2,745,829	2.6%

	Switzerland
	Nestle SA		16,503,031	1,418,869	1.3%
	Novartis AG		11,817,377	994,462	0.9%
	Roche Holding AG		3,673,055	928,752	0.9%
	UBS Group AG		18,495,203	339,808	0.3%
1	Switzerland—Other †			3,375,590	3.2%
				7,057,481	6.6%
	United Kingdom
	HSBC Holdings plc		106,796,451	1,103,014	1.0%
	Royal Dutch Shell plc Class A		24,118,399	805,158	0.8%
	British American Tobacco plc		11,814,289	798,641	0.8%
	BP plc		102,582,052	719,651	0.7%
	Royal Dutch Shell plc Class B		19,947,729	671,728	0.6%
	Diageo plc		13,152,446	482,100	0.5%
	AstraZeneca plc		6,742,476	465,274	0.5%
	GlaxoSmithKline plc		25,729,382	455,652	0.4%
	Vodafone Group plc		141,846,777	448,382	0.4%
	Prudential plc		13,763,300	352,486	0.3%
	Lloyds Banking Group plc		379,845,093	348,315	0.3%
	Unilever plc		6,152,921	341,283	0.3%
	Rio Tinto plc		6,326,955	331,901	0.3%
	Glencore plc		62,015,382	324,590	0.3%
	Royal Dutch Shell plc Class A		100,638	3,354	0.0%
[1,2]	United Kingdom—Other †			8,949,679	8.4%
				16,601,208	15.6%
	Total Common Stocks (Cost $86,162,439)			105,579,059	99.0%[3]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[4,5]	Vanguard Market Liquidity Fund	1.458%	17,998,094	1,799,989	1.7%

	6U.S. Government and Agency Obligations †			85,905	0.1%
Total Temporary Cash Investments (Cost $1,885,768)				1,885,894	1.8%[3]
	[7]Total Investments (Cost $88,048,207)			107,464,953	100.8%

16

Developed Markets Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,765
Receivables for Investment Securities Sold	738
Receivables for Accrued Income	271,107
Receivables for Capital Shares Issued	69,505
Variation Margin Receivable—Futures Contracts	1,650
Unrealized Appreciation—Forward Currency Contracts	12,238
Other Assets [8]	59,817
Total Other Assets	420,820	0.4%
Liabilities
Payables for Investment Securities Purchased	(55,706)
Collateral for Securities on Loan	(1,097,579)
Payables for Capital Shares Redeemed	(64,648)
Payables to Vanguard	(25,328)
Variation Margin Payable—Futures Contracts	(2,501)
Unrealized Depreciation—Forward Currency Contracts	(3,482)
Total Liabilities	(1,249,244)	(1.2%)
Net Assets	106,636,529	100.0%

At December 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		89,747,571
Overdistributed Net Investment Income		(326,354)
Accumulated Net Realized Losses		(2,213,005)
Unrealized Appreciation (Depreciation)
Investment Securities		19,416,746
Futures Contracts		2,432
Forward Currency Contracts		8,756
Foreign Currencies		383
Net Assets		106,636,529

Investor Shares—Net Assets
Applicable to 85,160,735 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		950,195
Net Asset Value Per Share—Investor Shares		$11.16

ETF Shares—Net Assets
Applicable to 1,526,002,397 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		68,406,376
Net Asset Value Per Share—ETF Shares		$44.83

17

Developed Markets Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 1,053,329,623 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,180,485
Net Asset Value Per Share—Admiral Shares	$14.41

Institutional Shares—Net Assets
Applicable to 831,370,685 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,997,880
Net Asset Value Per Share—Institutional Shares	$14.43

Institutional Plus Shares—Net Assets
Applicable to 447,836,685 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,101,593
Net Asset Value Per Share—Institutional Plus Shares	$22.56

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $1,154,971,000 representing 1.1% of net assets.
2 Security value determined using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,097,579,000 of collateral received for securities on loan.
6 Securities with a value of $48,294,000 have been segregated as initial margin for open futures contracts.
7 The total value of securities on loan is $1,033,917,000.
8 Cash of $840,000 has been segregated as collateral for open forward currency contracts.

18

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	7,853	329,389	(8,145)
Topix Index	March 2018	1,618	260,977	4,915
FTSE 100 Index	March 2018	1,644	169,864	5,726
S&P/TSX 60 Index	March 2018	625	119,675	337
S&P ASX 200 Index	March 2018	699	82,282	(107)
E-mini S&P 500 Index	March 2018	560	74,928	(294)
				2,432

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	312,323	USD	370,843	5,725
Goldman Sachs International	3/13/18	JPY	35,026,424	USD	313,624	(1,630)
Bank of America, N.A.	3/21/18	GBP	145,980	USD	195,747	1,879
Goldman Sachs International	3/20/18	AUD	121,435	USD	93,118	1,617
BNP Paribas	3/20/18	CAD	113,679	USD	88,590	1,941
Deutsche Bank AG	3/21/18	EUR	25,508	USD	30,291	464
Citibank, N.A.	3/20/18	CAD	29,218	USD	22,766	503
BNP Paribas	3/20/18	AUD	7,262	USD	5,569	97
JPMorgan Chase Bank, N.A.	3/21/18	GBP	959	USD	1,286	12
Deutsche Bank AG	3/21/18	USD	67,900	EUR	56,831	(620)
JPMorgan Chase Bank, N.A.	3/13/18	USD	55,807	JPY	6,292,010	(238)

19

Developed Markets Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	USD	34,735	GBP	25,891	(317)
Credit Suisse International	3/20/18	USD	18,497	CAD	23,691	(370)
Citibank, N.A.	3/20/18	USD	8,972	AUD	11,697	(153)
Goldman Sachs International	3/20/18	USD	8,970	AUD	11,697	(154)
						8,756
AUD—Australian dollar.
CAD—Canadian Dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At December 31, 2017, the counterparties had deposited in segregated accounts securities with a value of $6,031,000 and cash of $1,310,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Statement of Operations

Year Ended
December31,2017
($000)
Investment Income
Income
Dividends[1]	2,476,909
Interest [2]	6,013
Securities Lending—Net	66,434
Total Income	2,549,356
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,765
Management and Administrative—Investor Shares	1,231
Management and Administrative—ETF Shares	20,963
Management and Administrative—Admiral Shares	5,184
Management and Administrative—Institutional Shares	4,182
Management and Administrative—Institutional Plus Shares	2,838
Marketing and Distribution—Investor Shares	165
Marketing and Distribution—ETF Shares	3,001
Marketing and Distribution—Admiral Shares	1,082
Marketing and Distribution—Institutional Shares	282
Marketing and Distribution—Institutional Plus Shares	97
Custodian Fees	9,958
Auditing Fees	62
Shareholders’ Reports and Proxy—Investor Shares	66
Shareholders’ Reports and Proxy—ETF Shares	5,616
Shareholders’ Reports and Proxy—Admiral Shares	380
Shareholders’ Reports and Proxy—Institutional Shares	138
Shareholders’ Reports and Proxy—Institutional Plus Shares	28
Trustees’ Fees and Expenses	59
Total Expenses	60,097
Net Investment Income	2,489,259
Realized Net Gain (Loss)
Investment Securities Sold [2]	(170,235)
Futures Contracts	109,707
Foreign Currencies and Forward Currency Contracts	32,738
Realized Net Gain (Loss)	(27,790)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	17,584,188
Futures Contracts	(5,219)
Foreign Currencies and Forward Currency Contracts	31,968
Change in Unrealized Appreciation (Depreciation)	17,610,937
Net Increase (Decrease) in Net Assets Resulting from Operations	20,072,406

1 Dividends are net of foreign withholding taxes of $166,614,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,517,000, ($232,000), and $53,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,489,259	1,831,404
Realized Net Gain (Loss)	(27,790)	(1,712,993)
Change in Unrealized Appreciation (Depreciation)	17,610,937	1,611,578
Net Increase (Decrease) in Net Assets Resulting from Operations	20,072,406	1,729,989
Distributions
Net Investment Income
Investor Shares	(27,199)	(27,425)
ETF Shares	(1,731,736)	(1,078,670)
Admiral Shares	(386,199)	(278,418)
Institutional Shares	(320,992)	(269,559)
Institutional Plus Shares	(273,211)	(230,942)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,739,337)	(1,885,014)
Capital Share Transactions
Investor Shares	(117,734)	(155,754)
ETF Shares	17,393,805	11,051,278
Admiral Shares	3,023,723	1,786,338
Institutional Shares	773,354	1,016,504
Institutional Plus Shares	874,549	217,224
Net Increase (Decrease) from Capital Share Transactions	21,947,697	13,915,590
Total Increase (Decrease)	39,280,766	13,760,565
Net Assets
Beginning of Period	67,355,763	53,595,198
End of Period[1]	106,636,529	67,355,763

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($326,354,000) and ($98,236,000).

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding		Year Ended December 31,			Dec. 19, 2013[1] to
Throughout Each Period	2017	2016	2015	2014	Dec. 31, 2013
Net Asset Value, Beginning of Period	$9.09	$9.15	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	. 284 [2]	.262	.261	.337	.008
Net Realized and Unrealized Gain (Loss)
on Investments	2.086	(. 054)	(. 276)	(. 919)	. 332
Total from Investment Operations	2.370	.208	(.015)	(.582)	.340
Distributions
Dividends from Net Investment Income	(. 300)	(. 268)	(. 255)	(. 338)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 300)	(. 268)	(. 255)	(. 338)	—
Net Asset Value, End of Period	$11.16	$9.09	$9.15	$9.42	$10.34
Total Return[3]	26.31%	2.36%	-0.29%	-5.82%	3.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$950	$875	$1,040	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	2.71%	3.00%	2.73%	3.22%	2.80%[4]
Portfolio Turnover Rate [5]	3%	11%	3%	4%	13%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.51	$36.75	$37.85	$41.53	$35.02
Investment Operations
Net Investment Income	1.166[1]	1.090	1.096	1.395	1.099
Net Realized and Unrealized Gain (Loss)
on Investments	8.397	(.216)	(1.125)	(3.681)	6.494
Total from Investment Operations	9.563	.874	(.029)	(2.286)	7.593
Distributions
Dividends from Net Investment Income	(1.243)	(1.114)	(1.071)	(1.394)	(1.083)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.243)	(1.114)	(1.071)	(1.394)	(1.083)
Net Asset Value, End of Period	$44.83	$36.51	$36.75	$37.85	$41.53
Total Return	26.44%	2.51%	-0.21%	-5.71%	22.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,406	$40,243	$29,288	$24,155	$19,021
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.81%	3.10%	2.84%	3.33%	2.91%
Portfolio Turnover Rate[2]	3%	11%	3%	4%	13%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.74	$11.82	$12.17	$13.35	$11.26
Investment Operations
Net Investment Income	. 375[1]	.350	.352	.450	.353
Net Realized and Unrealized Gain (Loss)
on Investments	2.695	(.071)	(.358)	(1.180)	2.085
Total from Investment Operations	3.070	.279	(.006)	(.730)	2.438
Distributions
Dividends from Net Investment Income	(. 400)	(. 359)	(. 344)	(. 450)	(. 348)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 400)	(. 359)	(. 344)	(. 450)	(. 348)
Net Asset Value, End of Period	$14.41	$11.74	$11.82	$12.17	$13.35
Total Return[2]	26.40%	2.45%	-0.18%	-5.66%	22.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,180	$9,702	$7,921	$6,068	$2,060
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.81%	3.10%	2.84%	3.33%	2.91%
Portfolio Turnover Rate [3]	3%	11%	3%	4%	13%

The fund’s original Investor Shares were renamed Admiral Shares as of the close of business of May 13, 2011. The Investor Shares recommenced on December 19, 2013, and are presented separately.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.75	$11.83	$12.18	$13.37	$11.27
Investment Operations
Net Investment Income	. 379[1]	.352	.354	.452	.356
Net Realized and Unrealized Gain (Loss)
on Investments	2.701	(.072)	(.358)	(1.190)	2.094
Total from Investment Operations	3.080	.280	(.004)	(.738)	2.450
Distributions
Dividends from Net Investment Income	(. 400)	(. 360)	(. 346)	(. 452)	(. 350)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 400)	(. 360)	(. 346)	(. 452)	(. 350)
Net Asset Value, End of Period	$14.43	$11.75	$11.83	$12.18	$13.37
Total Return	26.46%	2.46%	-0.17%	-5.72%	22.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,998	$9,092	$8,093	$7,743	$482
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.82%	3.11%	2.86%	3.35%	2.93%
Portfolio Turnover Rate[2]	3%	11%	3%	4%	13%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares

	Year Ended December 31,			April 1, 2014[1] to
For a Share Outstanding Throughout Each Period	2017	2016	2015	Dec. 31, 2014
Net Asset Value, Beginning of Period	$18.37	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	. 597 [2]	.552	.558	.438
Net Realized and Unrealized Gain (Loss) on Investments	4.223	(.107)	(.573)	(1.798)
Total from Investment Operations	4.820	.445	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(. 630)	(. 565)	(. 545)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 630)	(. 565)	(. 545)	(. 490)
Net Asset Value, End of Period	$22.56	$18.37	$18.49	$19.05
Total Return	26.49%	2.50%	-0.21%	-6.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,102	$7,444	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	2.83%	3.12%	2.87%	2.92%[3]
Portfolio Turnover Rate [4]	3%	11%	3%	4%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of

28

Developed Markets Index Fund

an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended December 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

29

Developed Markets Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other

30

Developed Markets Index Fund

amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2017, the fund had contributed to Vanguard capital in the amount of $5,765,000, representing 0.01% of the fund’s net assets and 2.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,955,137	96,607,409	16,513
Temporary Cash Investments	1,799,989	85,905	—
Futures Contracts—Assets[1]	1,650	—	—
Futures Contracts—Liabilities[1]	(2,501)	—	—
Forward Currency Contracts—Assets	—	12,238	—
Forward Currency Contracts—Liabilities	—	(3,482)	—
Total	10,754,275	96,702,070	16,513
1 Represents variation margin on the last day of the reporting period.

31

Developed Markets Index Fund

D. At December 31, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,650	—	1,650
Unrealized Appreciation—Forward Currency Contracts	—	12,238	12,238
Variation Margin Payable—Futures Contracts	(2,501)	—	(2,501)
Unrealized Depreciation—Forward Currency Contracts	—	(3,482)	(3,482)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	109,707	—	109,707
Forward Currency Contracts	—	20,497	20,497
Realized Net Gain (Loss) on Derivatives	109,707	20,497	130,204

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,219)	—	(5,219)
Forward Currency Contracts	—	23,474	23,474
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,219)	23,474	18,255

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2017, the fund had $79,144,000 of ordinary income available for distribution. At December 31, 2017, the fund had available capital losses totaling $2,206,962,000 that may be carried forward indefinitely to offset future net capital gains. Capital loss carryforwards of $373,255,000 expired on December 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2017, the cost of investment securities for tax purposes was $88,472,185,000. Net unrealized appreciation of investment securities for tax purposes was $18,992,768,000, consisting of unrealized gains of $22,440,693,000 on securities that had risen in value since their purchase and $3,447,925,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Developed Markets Index Fund

F. During the year ended December 31, 2017, the fund purchased $24,340,114,000 of investment securities and sold $3,057,963,000 of investment securities, other than temporary cash investments. Purchases include $16,107,561,000 in connection with in-kind purchases of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	213,031	20,697	158,767	17,838
Issued in Lieu of Cash Distributions	24,009	2,289	23,467	2,631
Redeemed	(354,774)	(34,097)	(337,988)	(37,890)
Net Increase (Decrease)—Investor Shares	(117,734)	(11,111)	(155,754)	(17,421)
ETF Shares
Issued	17,393,805	423,773	11,470,709	316,767
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(419,431)	(11,500)
Net Increase (Decrease)—ETF Shares	17,393,805	423,773	11,051,278	305,267
Admiral Shares
Issued	5,080,944	381,223	4,241,004	369,711
Issued in Lieu of Cash Distributions	320,784	23,586	228,037	19,782
Redeemed	(2,378,005)	(178,061)	(2,682,703)	(233,330)
Net Increase (Decrease)—Admiral Shares	3,023,723	226,748	1,786,338	156,163
Institutional Shares
Issued	2,934,344	220,092	2,852,708	247,221
Issued in Lieu of Cash Distributions	297,372	21,881	246,010	21,316
Redeemed	(2,458,362)	(184,172)	(2,082,214)	(179,096)
Net Increase (Decrease)—Institutional Shares	773,354	57,801	1,016,504	89,441
Institutional Plus Shares
Issued	2,342,576	113,072	1,237,604	68,566
Issued in Lieu of Cash Distributions	259,331	12,217	223,230	12,377
Redeemed	(1,727,358)	(82,623)	(1,243,610)	(67,980)
Net Increase (Decrease)—
Institutional Plus Shares	874,549	42,666	217,224	12,963

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2017, that would require recognition or disclosure in these financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

34

Special 2017 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,952,600,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $2,278,387,000 and foreign taxes paid of $160,540,000. Shareholders will receive more detailed information with their
Form 1099-DIV in January 2018 to determine the calendar-year amounts to be included on their 2017 tax returns.

35

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE Developed Markets ETF Shares
Periods Ended December 31, 2017
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	26.44%	8.29%	2.36%
Returns After Taxes on Distributions	25.48	7.50	1.85
Returns After Taxes on Distributions and Sale of
Fund Shares	15.52	6.40	1.86

36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

37

Six Months Ended December 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2017	12/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,102.31	$0.90
FTSE Developed Markets ETF Shares	1,000.00	1,102.41	0.37
Admiral Shares	1,000.00	1,101.87	0.37
Institutional Shares	1,000.00	1,102.60	0.32
Institutional Plus Shares	1,000.00	1,102.45	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
FTSE Developed Markets ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Institutional Plus Shares	1,000.00	1,024.95	0.26

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for
Institutional Shares, and 0.05% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

38

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

39

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

40

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 201 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Christine M. Buchanan

Born 1970. Treasurer Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Global Head of Vanguard Fund Administration at The Vanguard Group; Partner at KPMG LLP (2005–2017).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Finance Director Since November 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Director of Vanguard Marketing Corporation; Treasurer of each of the investment companies served by The Vanguard Group (February 2017–November 2017); Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
Direct Investor Account Services > 800-662-2739	Index Services Limited. Copyright 2017, Bloomberg. All
rights reserved.
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273	London Stock Exchange Group companies include FTSE
International Limited (”FTSE”), Frank Russell Company
This material may be used in conjunction	(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
with the offering of shares of any Vanguard	Global Debt Capital Markets Inc. (”FTSE TMX”). All
fund only if preceded or accompanied by	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
the fund’s current prospectus.	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
All comparative mutual fund data are from Lipper, a	are trademarks of the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies and are used by FTSE, MTS, FTSE TMX and
otherwise noted.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
You can obtain a free copy of Vanguard’s proxy voting	can be accepted by the London Stock Exchange Group
guidelines by visiting vanguard.com/proxyreporting or by	companies nor its licensors for any errors or for any
calling Vanguard at 800-662-2739. The guidelines are	loss from use of this publication. Neither the London
also available from the SEC’s website, sec.gov. In	Stock Exchange Group companies nor any of its
addition, you may obtain a free report on how your fund	licensors make any claim, prediction, warranty or
voted the proxies for securities it owned during the 12	representation whatsoever, expressly or impliedly,
months ended June 30. To get the report, visit either	either as to the results to be obtained from the use of
vanguard.com/proxyreporting or sec.gov.	the FTSE Indexes or the fitness or suitability of the
You can review and copy information about your fund at	Indexes for any particular purpose to which they might
the SEC’s Public Reference Room in Washington, D.C. To	be put.
find out more about this public service, call the SEC at	The Industry Classification Benchmark (”ICB”) is owned
202-551-8090. Information about your fund is also	by FTSE. FTSE does not accept any liability to any
available on the SEC’s website, and you can receive	person for any loss or damage arising out of any error
copies of this information, for a fee, by sending a	or omission in the ICB.
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2017: $168,000 Fiscal Year Ended December 31, 2016: $159,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2017: $8,424,459 Fiscal Year Ended December 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2017: $3,194,093 Fiscal Year Ended December 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2017: $274,313 Fiscal Year Ended December 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2017: $0 Fiscal Year Ended December 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2017: $274,313 Fiscal Year Ended December 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Australia (6.0%)
Commonwealth Bank of Australia	9,315,682	581,378
Westpac Banking Corp.	18,079,191	439,750
BHP Billiton Ltd.	17,105,568	392,931
Australia & New Zealand Banking Group Ltd.	15,636,920	348,845
National Australia Bank Ltd.	14,241,270	327,053
CSL Ltd.	2,415,512	265,450
Wesfarmers Ltd.	6,025,574	208,352
^ Woolworths Group Ltd.	6,894,141	146,475
Rio Tinto Ltd.	2,195,657	129,094
Macquarie Group Ltd.	1,637,883	126,682
Woodside Petroleum Ltd.	4,477,496	115,197
Transurban Group	10,925,198	105,735
Scentre Group	27,209,621	88,757
Westfield Corp.	10,197,674	75,342
South32 Ltd.	27,752,972	75,226
Suncorp Group Ltd.	6,876,597	74,118
Amcor Ltd.	6,156,194	73,765
Newcrest Mining Ltd.	4,083,330	72,691
Insurance Australia Group Ltd.	12,602,929	70,983
* Origin Energy Ltd.	9,329,312	68,339
Brambles Ltd.	8,461,843	66,316
AGL Energy Ltd.	3,487,503	66,088
AMP Ltd.	15,576,444	62,874
Telstra Corp. Ltd.	22,179,468	62,698
Aristocrat Leisure Ltd.	3,400,796	62,623
Goodman Group	9,349,210	61,261
QBE Insurance Group Ltd.	7,304,521	60,631
Treasury Wine Estates Ltd.	3,867,821	47,996
Stockland	12,887,162	44,955
ASX Ltd.	1,032,306	44,066
Tabcorp Holdings Ltd.	10,052,716	43,615
James Hardie Industries plc	2,347,120	41,222
Dexus	5,426,789	41,182
* Santos Ltd.	9,421,792	39,880
Cochlear Ltd.	298,495	39,790
Sonic Healthcare Ltd.	2,226,328	39,592
Aurizon Holdings Ltd.	10,261,512	39,540
LendLease Group	3,083,564	39,202
APA Group	5,945,109	38,551
GPT Group	9,579,083	38,104
Oil Search Ltd.	6,227,838	37,707
Medibank Pvt Ltd.	14,635,483	37,479
Boral Ltd.	6,184,630	37,441
Ramsay Health Care Ltd.	683,571	37,327
Caltex Australia Ltd.	1,391,462	36,862
Vicinity Centres	17,134,973	36,293
Mirvac Group	19,711,151	36,048
BlueScope Steel Ltd.	2,984,358	35,545
Challenger Ltd.	3,038,986	33,142
Computershare Ltd.	2,586,947	32,776
Fortescue Metals Group Ltd.	8,547,483	32,347
Sydney Airport	5,876,526	32,245
Orica Ltd.	2,003,031	28,161
Incitec Pivot Ltd.	8,990,712	27,242
SEEK Ltd.	1,829,055	27,048
Alumina Ltd.	13,395,401	25,245
Bendigo & Adelaide Bank Ltd.	2,530,836	22,966
Star Entertainment Grp Ltd.	4,399,536	20,787
CIMIC Group Ltd.	519,647	20,784
Bank of Queensland Ltd.	2,091,232	20,685
Crown Resorts Ltd.	1,905,848	19,318

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Coca-Cola Amatil Ltd.	2,780,044	18,417
	Macquarie Atlas Roads Group	3,563,013	17,422
	Iluka Resources Ltd.	2,197,332	17,337
	Downer EDI Ltd.	3,163,944	17,021
	Link Administration Holdings Ltd.	2,588,502	16,971
	Orora Ltd.	6,415,195	16,899
	Qantas Airways Ltd.	4,140,052	16,233
	REA Group Ltd.	266,675	15,901
	Healthscope Ltd.	9,288,769	15,184
	IOOF Holdings Ltd.	1,788,176	14,903
	Northern Star Resources Ltd.	3,106,956	14,792
	ALS Ltd.	2,677,377	14,546
	Magellan Financial Group Ltd.	690,100	14,472
	Ansell Ltd.	762,287	14,395
	AusNet Services	9,470,163	13,308
	Qube Holdings Ltd.	6,566,386	13,233
	nib holdings Ltd.	2,443,265	12,874
	carsales.com Ltd.	1,138,172	12,826
	Metcash Ltd.	5,252,504	12,735
	Whitehaven Coal Ltd.	3,669,587	12,725
	DuluxGroup Ltd.	2,098,447	12,505
	Adelaide Brighton Ltd.	2,460,279	12,469
	Mineral Resources Ltd.	742,052	12,177
*	WorleyParsons Ltd.	1,078,675	12,022
^	Domino's Pizza Enterprises Ltd.	327,436	11,901
^	JB Hi-Fi Ltd.	605,651	11,743
	Charter Hall Group	2,460,286	11,527
	Evolution Mining Ltd.	5,500,178	11,390
	OZ Minerals Ltd.	1,597,950	11,349
	BT Investment Management Ltd.	1,251,800	10,987
	Sims Metal Management Ltd.	876,664	10,722
	Flight Centre Travel Group Ltd.	303,285	10,454
	Investa Office Fund	2,905,558	10,281
	CSR Ltd.	2,699,373	9,980
^	TPG Telecom Ltd.	1,924,072	9,846
	Independence Group NL	2,547,587	9,400
^	Harvey Norman Holdings Ltd.	2,835,866	9,196
	Beach Energy Ltd.	9,482,078	9,158
^	Blackmores Ltd.	69,347	9,134
	Perpetual Ltd.	234,018	8,797
*	Transurban Group	878,147	8,578
	Cleanaway Waste Management Ltd.	7,063,075	8,229
	Regis Resources Ltd.	2,434,959	8,167
	St. Barbara Ltd.	2,742,152	8,166
	GrainCorp Ltd. Class A	1,247,873	7,949
	Nufarm Ltd.	1,164,994	7,917
	Reliance Worldwide Corp. Ltd.	2,512,653	7,608
	Vocus Group Ltd.	3,215,668	7,582
	Fairfax Media Ltd.	12,217,088	7,415
	Platinum Asset Management Ltd.	1,230,512	7,385
	InvoCare Ltd.	588,362	7,364
	Primary Health Care Ltd.	2,586,604	7,279
	Shopping Centres Australasia Property Group	3,897,515	7,067
	Costa Group Holdings Ltd.	1,373,016	7,049
	Corporate Travel Management Ltd.	428,610	6,960
	Washington H Soul Pattinson & Co. Ltd.	484,886	6,725
	Breville Group Ltd.	685,046	6,713
	IRESS Ltd.	738,122	6,638
3	MYOB Group Ltd.	2,338,589	6,573
	Bapcor Ltd.	1,493,676	6,572
^	Navitas Ltd.	1,545,969	6,545
^,*	Pilbara Minerals Ltd.	7,364,595	6,380
	Monadelphous Group Ltd.	470,783	6,354
	Seven Group Holdings Ltd.	529,197	6,275

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	BWP Trust	2,584,283	6,217
	Cromwell Property Group	7,874,395	6,198
	G8 Education Ltd.	2,334,259	6,167
^,*	Galaxy Resources Ltd.	2,071,118	6,163
*	NEXTDC Ltd.	1,279,544	5,977
	Altium Ltd.	568,703	5,878
	Charter Hall Retail REIT	1,785,618	5,787
*	Orocobre Ltd.	1,062,274	5,737
	Abacus Property Group	1,742,029	5,586
	Steadfast Group Ltd.	2,526,392	5,542
*	Aconex Ltd.	924,121	5,514
^,*	Saracen Mineral Holdings Ltd.	3,972,953	5,241
	Bega Cheese Ltd.	927,181	5,212
	ARB Corp. Ltd.	352,266	5,133
^,*	Syrah Resources Ltd.	1,439,933	5,039
	Premier Investments Ltd.	433,275	5,006
	Super Retail Group Ltd.	779,044	5,004
	Eclipx Group Ltd.	1,580,809	4,970
	SpeedCast International Ltd.	1,181,427	4,924
	Mantra Group Ltd.	1,581,880	4,807
	Webjet Ltd.	581,372	4,716
	Aveo Group	2,236,283	4,665
*	Lynas Corp. Ltd.	2,691,569	4,562
	Pact Group Holdings Ltd.	1,004,613	4,448
	WiseTech Global Ltd.	401,259	4,425
	GUD Holdings Ltd.	464,478	4,406
	Sandfire Resources NL	821,677	4,405
	Sigma Healthcare Ltd.	5,661,754	4,362
	Viva Energy REIT	2,378,650	4,190
^,*	Mayne Pharma Group Ltd.	7,702,869	4,161
	Nine Entertainment Co. Holdings Ltd.	3,324,588	3,968
	McMillan Shakespeare Ltd.	292,053	3,938
	Charter Hall Long Wale REIT	1,208,220	3,920
^	Ardent Leisure Group	2,469,152	3,846
^	Automotive Holdings Group Ltd.	1,345,101	3,810
	Elders Ltd.	593,124	3,778
	Southern Cross Media Group Ltd.	4,023,944	3,707
	Brickworks Ltd.	311,163	3,599
	Credit Corp. Group Ltd.	205,843	3,573
	SmartGroup Corp. Ltd.	421,046	3,561
	Estia Health Ltd.	1,283,074	3,491
	Ausdrill Ltd.	1,694,339	3,473
*	Domain Holdings Australia Ltd.	1,257,587	3,366
	Aventus Retail Property Fund Ltd.	1,923,621	3,359
	Western Areas Ltd.	1,322,812	3,324
^	BWX Ltd.	562,916	3,319
	IDP Education Ltd.	691,619	3,313
	IPH Ltd.	772,596	3,309
	Sirtex Medical Ltd.	253,862	3,260
	APN Outdoor Group Ltd.	849,365	3,253
^	Growthpoint Properties Australia Ltd.	1,213,737	3,224
	Blue Sky Alternative Investments Ltd.	282,238	3,200
	Technology One Ltd.	810,377	3,125
*	Bellamy's Australia Ltd.	380,352	3,098
*	Bingo Industries Ltd.	1,533,013	3,050
	GWA Group Ltd.	1,377,622	3,046
	National Storage REIT	2,533,362	3,028
	Genworth Mortgage Insurance Australia Ltd.	1,276,907	2,982
	Tassal Group Ltd.	958,409	2,805
	Australian Pharmaceutical Industries Ltd.	2,066,730	2,708
	oOh!media Ltd.	763,336	2,673
	Folkestone Education Trust	1,187,769	2,671
	RCR Tomlinson Ltd.	849,662	2,649
	Resolute Mining Ltd.	2,957,570	2,631

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Arena REIT	1,486,746	2,620
	Tox Free Solutions Ltd.	965,187	2,602
*	Nanosonics Ltd.	1,189,337	2,564
	Inghams Group Ltd.	960,547	2,559
	Gateway Lifestyle	1,498,291	2,545
	Ingenia Communities Group	1,171,646	2,521
	Collins Foods Ltd.	568,304	2,408
	GDI Property Group	2,407,256	2,348
	Asaleo Care Ltd.	2,011,672	2,346
*	Gold Road Resources Ltd.	4,290,594	2,341
*	Australian Agricultural Co. Ltd.	2,264,309	2,298
^	Greencross Ltd.	467,459	2,291
	Myer Holdings Ltd.	4,449,059	2,287
	Rural Funds Group	1,253,056	2,257
	Seven West Media Ltd.	4,684,275	2,240
*	AWE Ltd.	3,218,299	2,190
	Centuria Industrial REIT	1,063,303	2,107
	FlexiGroup Ltd.	1,549,993	2,077
	Regis Healthcare Ltd.	743,389	2,036
	HT&E Ltd.	1,356,966	1,981
	SG Fleet Group Ltd.	613,336	1,939
*	Starpharma Holdings Ltd.	1,831,408	1,938
	Hotel Property Investments	742,161	1,927
^	Japara Healthcare Ltd.	1,246,498	1,899
^	Select Harvests Ltd.	508,008	1,867
^,*	Mesoblast Ltd.	1,615,278	1,838
	MACA Ltd.	1,396,387	1,831
*	Westgold Resources Ltd.	1,321,872	1,824
^,*	Infigen Energy	3,242,506	1,741
^	Superloop Ltd.	900,230	1,699
^	Retail Food Group Ltd.	875,385	1,685
*	Senex Energy Ltd.	5,608,613	1,680
^,*	Perseus Mining Ltd.	5,642,069	1,652
^,*	Cardno Ltd.	1,419,488	1,640
	SeaLink Travel Group Ltd.	445,503	1,424
	Cedar Woods Properties Ltd.	292,689	1,395
	Virtus Health Ltd.	336,475	1,376
^,*	Ainsworth Game Technology Ltd.	809,272	1,364
^,*	Village Roadshow Ltd.	440,566	1,336
	OFX Group Ltd.	1,098,306	1,215
^,*	Highfield Resources Ltd.	1,506,420	1,202
^	Mount Gibson Iron Ltd.	3,399,551	1,193
	WPP AUNZ Ltd.	1,655,934	1,188
^,*	Accent Group Ltd.	1,752,667	1,118
	Cabcharge Australia Ltd.	713,755	1,085
^,*	Karoon Gas Australia Ltd.	1,043,199	1,063
^,*	Beadell Resources Ltd.	6,758,803	951
^	iSentia Group Ltd.	805,041	864
^	Vita Group Ltd.	723,916	806
	ERM Power Ltd.	693,064	764
^,*	Liquefied Natural Gas Ltd.	2,276,091	752
	Decmil Group Ltd.	683,601	693
^	Reject Shop Ltd.	155,852	682
	NZME Ltd.	1,085,763	670
*	Cash Converters International Ltd.	2,154,899	598
	Thorn Group Ltd.	817,872	501
*	CSG Ltd.	986,910	349
*,2	Quintis Ltd.	1,474,169	339
^,*,2	Paladin Energy Ltd.	6,058,533	222
^,*,2	ACN 004 410 833 Ltd.	8,838,238	—
2	BGP Holdings PLC	7,179,555	—
			6,455,946
Austria (0.3%)
	Erste Group Bank AG	1,528,115	66,222

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	OMV AG	752,281	47,600
	voestalpine AG	602,466	35,969
*	Raiffeisen Bank International AG	685,862	24,819
	ANDRITZ AG	379,209	21,398
	BUWOG AG	572,155	19,718
	Wienerberger AG	627,826	15,195
	IMMOFINANZ AG	5,217,696	13,401
	CA Immobilien Anlagen AG	374,273	11,574
	Lenzing AG	70,900	8,997
	Oesterreichische Post AG	173,448	7,791
	Telekom Austria AG Class A	737,573	6,823
*	Rhi Magnesita NV	127,757	6,682
	Vienna Insurance Group AG Wiener Versicherung Gruppe	202,655	6,252
	Mayr Melnhof Karton AG	41,966	6,171
	UNIQA Insurance Group AG	580,408	6,136
*	Schoeller-Bleckmann Oilfield Equipment AG	58,570	5,970
	S IMMO AG	287,262	5,571
	Verbund AG	173,716	4,186
	Strabag SE	84,799	3,459
	EVN AG	155,175	3,105
	Palfinger AG	53,525	2,187
	Flughafen Wien AG	50,349	2,028
^	DO & CO AG	35,493	2,004
^	Porr AG	52,891	1,764
	Zumtobel Group AG	140,678	1,688
	Kapsch TrafficCom AG	25,919	1,550
^	Semperit AG Holding	52,695	1,397
			339,657
Belgium (1.0%)
	Anheuser-Busch InBev SA/NV	4,041,305	451,181
	KBC Group NV	1,467,450	125,048
	Solvay SA Class A	368,876	51,288
	UCB SA	642,228	50,925
	Ageas	1,023,385	49,992
*	Umicore SA	990,982	46,922
	Groupe Bruxelles Lambert SA	380,287	41,026
	Proximus SADP	741,787	24,339
	Ackermans & van Haaren NV	118,270	20,585
	Colruyt SA	346,945	18,049
*	Telenet Group Holding NV	255,320	17,787
	bpost SA	535,872	16,309
	Cofinimmo SA	109,707	14,447
	Ontex Group NV	429,142	14,198
	Sofina SA	80,256	12,638
	KBC Ancora	188,945	11,891
	Melexis NV	98,811	9,991
	Warehouses De Pauw CVA	87,945	9,852
	Elia System Operator SA/NV	164,975	9,481
	Aedifica SA	95,307	9,000
	Bekaert SA	183,913	8,020
	Befimmo SA	102,259	6,570
*	Tessenderlo Chemie NV (Voting Shares)	137,891	6,431
	Euronav NV	687,996	6,340
	Gimv NV	101,610	6,158
	D'ieteren SA/NV	123,103	5,540
	Cie d'Entreprises CFE	37,599	5,486
	Barco NV	50,936	5,439
	Econocom Group SA/NV	694,789	4,964
	Kinepolis Group NV	68,305	4,553
*	AGFA-Gevaert NV	898,681	4,187
^,*	Nyrstar (Voting Shares)	388,891	3,128
	Orange Belgium SA	143,062	3,002
^	Ion Beam Applications	102,306	2,924
	EVS Broadcast Equipment SA	70,714	2,481

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
^ Greenyard NV	72,238	1,742
Van de Velde NV	28,460	1,519
Wereldhave Belgium NV	10,936	1,249
		1,084,682
Canada (8.3%)
Royal Bank of Canada	7,758,247	633,559
Toronto-Dominion Bank	9,886,966	579,296
Bank of Nova Scotia	6,431,876	415,079
Enbridge Inc.	8,787,505	343,670
Canadian National Railway Co.	3,992,675	329,229
Suncor Energy Inc.	8,889,044	326,356
Bank of Montreal	3,466,738	277,422
Canadian Imperial Bank of Commerce	2,339,100	228,030
Canadian Natural Resources Ltd.	6,308,365	225,435
TransCanada Corp.	4,612,333	224,489
Manulife Financial Corp.	10,507,722	219,183
Brookfield Asset Management Inc. Class A	4,487,891	195,368
Canadian Pacific Railway Ltd.	771,620	140,979
Sun Life Financial Inc.	3,258,542	134,489
Alimentation Couche-Tard Inc. Class B	2,238,909	116,826
Magna International Inc.	1,806,566	102,386
Rogers Communications Inc. Class B	1,904,331	97,035
Pembina Pipeline Corp.	2,651,168	95,986
Potash Corp. of Saskatchewan Inc.	4,459,491	91,460
National Bank of Canada	1,823,556	90,989
Barrick Gold Corp.	6,197,133	89,629
Agrium Inc.	734,945	84,533
Franco-Nevada Corp.	971,842	77,670
Fortis Inc.	2,106,453	77,270
Fairfax Financial Holdings Ltd.	144,594	76,995
BCE Inc.	1,592,740	76,507
Restaurant Brands International Inc.	1,216,912	74,806
* CGI Group Inc. Class A	1,331,107	72,327
Encana Corp.	5,181,621	69,129
Dollarama Inc.	551,343	68,885
Teck Resources Ltd. Class B	2,488,427	65,071
Thomson Reuters Corp.	1,483,860	64,678
Constellation Software Inc.	105,954	64,232
Intact Financial Corp.	738,164	61,655
Cenovus Energy Inc.	6,536,562	59,697
Goldcorp Inc.	4,593,767	58,582
Loblaw Cos. Ltd.	1,075,215	58,354
Agnico Eagle Mines Ltd.	1,228,389	56,719
Waste Connections Inc.	757,209	53,709
Shaw Communications Inc. Class B	2,314,853	52,835
Power Corp. of Canada	2,048,965	52,765
Wheaton Precious Metals Corp.	2,338,553	51,701
First Quantum Minerals Ltd.	3,630,285	50,859
Open Text Corp.	1,353,571	48,145
Waste Connections Inc.	644,139	45,695
Canadian Tire Corp. Ltd. Class A	336,911	43,930
SNC-Lavalin Group Inc.	929,998	42,209
^ Imperial Oil Ltd.	1,351,788	42,188
Saputo Inc.	1,160,279	41,704
Inter Pipeline Ltd.	1,992,699	41,265
Great-West Lifeco Inc.	1,466,819	40,959
TELUS Corp.	1,046,315	39,638
Onex Corp.	536,315	39,334
Metro Inc.	1,208,730	38,704
* Valeant Pharmaceuticals International Inc.	1,824,108	38,020
Gildan Activewear Inc.	1,148,458	37,103
Power Financial Corp.	1,303,021	35,805
CCL Industries Inc. Class B	736,453	34,028
RioCan REIT	1,733,601	33,596

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
CI Financial Corp.	1,384,351	32,786
* BlackBerry Ltd.	2,815,077	31,443
Keyera Corp.	1,054,780	29,722
PrairieSky Royalty Ltd.	1,126,668	28,736
3 Hydro One Ltd.	1,587,709	28,293
* Kinross Gold Corp.	6,555,760	28,267
Methanex Corp.	446,395	27,046
Industrial Alliance Insurance & Financial Services Inc.	566,863	26,977
CAE Inc.	1,431,240	26,587
H&R REIT	1,542,047	26,204
WSP Global Inc.	539,227	25,700
* Bombardier Inc. Class B	10,231,517	24,663
Algonquin Power & Utilities Corp.	2,194,392	24,545
West Fraser Timber Co. Ltd.	394,131	24,322
* Tourmaline Oil Corp.	1,333,542	24,167
* Husky Energy Inc.	1,631,194	23,034
* Seven Generations Energy Ltd. Class A	1,613,182	22,818
Finning International Inc.	889,903	22,456
Lundin Mining Corp.	3,352,261	22,295
ARC Resources Ltd.	1,871,072	21,956
Crescent Point Energy Corp.	2,867,208	21,852
George Weston Ltd.	245,054	21,281
^ Canadian Apartment Properties REIT	715,809	21,252
^ Vermilion Energy Inc.	573,010	20,823
^ AltaGas Ltd.	908,316	20,681
^ Cameco Corp.	2,097,796	19,376
Maxar Technologies Ltd.	294,264	18,943
Canadian Utilities Ltd. Class A	626,955	18,659
Toromont Industries Ltd.	415,726	18,223
* Turquoise Hill Resources Ltd.	5,279,205	18,017
Empire Co. Ltd.	902,115	17,576
Ritchie Bros Auctioneers Inc.	568,479	17,023
Stantec Inc.	602,087	16,841
Allied Properties REIT	493,234	16,512
TMX Group Ltd.	291,662	16,344
Quebecor Inc. Class B	864,505	16,300
^ Enbridge Income Fund Holdings Inc.	666,050	15,795
IGM Financial Inc.	445,068	15,632
Yamana Gold Inc.	5,002,849	15,602
* B2Gold Corp.	5,042,631	15,565
^ SmartCentres REIT	628,225	15,448
* Stars Group Inc.	660,419	15,368
Element Fleet Management Corp.	2,001,880	15,130
Kirkland Lake Gold Ltd.	967,847	14,837
^ Canadian Western Bank	468,454	14,628
^ Parkland Fuel Corp.	682,476	14,578
* IAMGOLD Corp.	2,456,608	14,325
Canadian REIT	387,494	14,273
Linamar Corp.	244,255	14,226
Atco Ltd.	394,745	14,132
Whitecap Resources Inc.	1,944,414	13,844
Chartwell Retirement Residences	1,028,910	13,310
First Capital Realty Inc.	796,150	13,123
Alamos Gold Inc. Class A	2,003,750	13,055
Enerplus Corp.	1,291,051	12,643
Maple Leaf Foods Inc.	437,363	12,463
Pan American Silver Corp.	790,833	12,319
New Flyer Industries Inc.	285,476	12,264
Premium Brands Holdings Corp.	147,916	12,139
Cott Corp.	725,371	12,107
TFI International Inc.	461,370	12,061
Emera Inc.	316,258	11,820
* Descartes Systems Group Inc.	408,484	11,614
^ Cominar REIT	997,319	11,425

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
*	Parex Resources Inc.	788,659	11,394
	FirstService Corp.	162,336	11,356
^	Northland Power Inc.	599,459	11,136
	Hudbay Minerals Inc.	1,243,761	11,013
	Capital Power Corp.	563,561	10,980
	Colliers International Group Inc.	181,634	10,963
*	Ivanhoe Mines Ltd.	3,240,179	10,929
	Gibson Energy Inc.	754,059	10,906
*	Detour Gold Corp.	926,145	10,890
^	Peyto Exploration & Development Corp.	857,617	10,255
^	Cineplex Inc.	339,924	10,095
*	New Gold Inc.	3,051,078	10,025
	Granite REIT	250,165	9,802
^	Osisko Gold Royalties Ltd.	822,233	9,498
^	Laurentian Bank of Canada	209,523	9,423
*	Pretium Resources Inc.	814,240	9,289
^	Enercare Inc.	565,788	9,232
	TransAlta Corp.	1,544,255	9,152
	Stella-Jones Inc.	224,296	9,011
	Artis REIT	796,358	8,933
*	Great Canadian Gaming Corp.	316,005	8,495
	OceanaGold Corp.	3,256,938	8,369
	Jean Coutu Group PJC Inc. Class A	424,937	8,255
	ShawCor Ltd.	373,194	8,141
	Norbord Inc.	234,370	7,934
*	Kinaxis Inc.	129,206	7,893
*	Endeavour Mining Corp.	382,250	7,794
	Tahoe Resources Inc.	1,611,591	7,731
	Russel Metals Inc.	328,216	7,617
*	Air Canada Class B	369,060	7,598
*	Raging River Exploration Inc.	1,160,943	7,389
	Superior Plus Corp.	762,063	7,196
^	Genworth MI Canada Inc.	205,900	7,125
	Dream Office REIT	403,902	7,120
*	Canfor Corp.	359,800	7,093
^	Boardwalk REIT	201,767	6,917
*	Celestica Inc.	643,987	6,752
^	CES Energy Solutions Corp.	1,284,264	6,672
	Mullen Group Ltd.	529,522	6,631
	Transcontinental Inc. Class A	332,916	6,579
	North West Co. Inc.	256,295	6,131
	Winpak Ltd.	163,647	6,093
	Eldorado Gold Corp.	4,142,095	5,997
	ECN Capital Corp.	1,899,900	5,940
	Martinrea International Inc.	462,980	5,908
	Secure Energy Services Inc.	838,633	5,844
*	Centerra Gold Inc.	1,136,984	5,825
^	Innergex Renewable Energy Inc.	508,467	5,825
*	Paramount Resources Ltd. Class A	376,672	5,819
^,*	First Majestic Silver Corp.	858,571	5,792
	Westshore Terminals Investment Corp.	276,248	5,778
	Enerflex Ltd.	465,301	5,678
*	NuVista Energy Ltd.	884,100	5,641
*	SSR Mining Inc.	637,839	5,617
	Corus Entertainment Inc. Class B	598,521	5,571
^	Pason Systems Inc.	384,700	5,567
*	Gran Tierra Energy Inc.	1,990,614	5,400
*	MEG Energy Corp.	1,319,362	5,395
^	Home Capital Group Inc. Class B	391,515	5,392
	Northview Apartment REIT	269,100	5,350
	TransAlta Renewables Inc.	470,709	5,014
*	SEMAFO Inc.	1,736,567	4,932
*	ATS Automation Tooling Systems Inc.	398,500	4,930
	Enghouse Systems Ltd.	99,700	4,877

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^	Hudson's Bay Co.	536,250	4,812
	Aecon Group Inc.	301,600	4,784
^,*	NovaGold Resources Inc.	1,204,596	4,734
*	Precision Drilling Corp.	1,554,026	4,710
*	Kelt Exploration Ltd.	756,600	4,328
	TORC Oil & Gas Ltd.	720,782	4,324
*	Advantage Oil & Gas Ltd.	977,545	4,199
	Cogeco Communications Inc.	60,800	4,183
^,*	ProMetic Life Sciences Inc.	3,948,746	4,084
	Birchcliff Energy Ltd.	1,132,914	3,966
*	Torex Gold Resources Inc.	411,536	3,906
^	Nevsun Resources Ltd.	1,553,595	3,782
^,*	Baytex Energy Corp.	1,248,518	3,745
	Cascades Inc.	344,300	3,731
*	Sierra Wireless Inc.	179,077	3,661
	Dorel Industries Inc. Class B	143,229	3,544
	Ensign Energy Services Inc.	679,500	3,497
^	Extendicare Inc.	472,000	3,436
^,*	Obsidian Energy Ltd.	2,646,789	3,285
	Fortis Inc.	87,692	3,216
*	Alacer Gold Corp.	1,531,100	2,716
*	China Gold International Resources Corp. Ltd.	1,336,200	2,498
	Just Energy Group Inc.	502,300	2,158
^	First National Financial Corp.	88,792	2,034
*	Crew Energy Inc.	792,900	1,987
	Morguard REIT	146,700	1,611
	Canadian Pacific Railway Ltd.	100	18
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	4
			8,814,495
Denmark (1.5%)
	Novo Nordisk A/S Class B	9,361,756	503,059
	Danske Bank A/S	3,718,271	144,723
	Vestas Wind Systems A/S	1,137,289	78,587
	DSV A/S	987,381	77,693
	Carlsberg A/S Class B	559,904	67,154
	Novozymes A/S	1,141,258	65,151
	Pandora A/S	573,743	62,365
	Coloplast A/S Class B	706,466	56,164
	AP Moller - Maersk A/S Class B	30,850	53,771
*	Genmab A/S	293,551	48,615
3	Orsted A/S	861,377	46,953
	AP Moller - Maersk A/S Class A	27,014	45,006
	Chr Hansen Holding A/S	468,959	43,966
	ISS A/S	981,211	37,988
	TDC A/S	4,267,081	26,211
	GN Store Nord A/S	743,292	24,006
	Jyske Bank A/S	369,867	21,030
*,3	Nets A/S	644,779	16,949
*	William Demant Holding A/S	599,869	16,756
	Royal Unibrew A/S	277,416	16,616
	H Lundbeck A/S	313,062	15,876
	FLSmidth & Co. A/S	262,212	15,251
	Sydbank A/S	354,830	14,282
	Tryg A/S	566,235	14,164
	Ambu A/S Class B	140,722	12,582
	SimCorp A/S	213,607	12,158
*	Topdanmark A/S	243,137	10,501
	Rockwool International A/S Class B	33,507	9,492
*	Nilfisk Holding A/S	146,387	8,564
	Dfds A/S	148,603	7,937
*	NKT A/S	142,043	6,483
3	Scandinavian Tobacco Group A/S	330,052	6,389
	Schouw & Co. AB	66,274	6,209
*	Bavarian Nordic A/S	167,032	6,025

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Spar Nord Bank A/S	432,279	5,019
	Alm Brand A/S	368,294	4,807
*	Bang & Olufsen A/S	187,386	4,512
	ALK-Abello A/S	32,015	3,816
^,*	D/S Norden A/S	131,494	2,465
	Matas A/S	180,328	2,282
	Solar A/S Class B	22,355	1,471
			1,623,048
Finland (0.9%)
	Nokia Oyj	30,110,802	140,689
	Sampo Oyj Class A	2,489,502	136,630
	Kone Oyj Class B	2,025,497	108,776
	UPM-Kymmene Oyj	2,838,214	88,113
	Wartsila OYJ Abp	821,018	51,804
	Fortum Oyj	2,294,771	45,417
	Neste Oyj	670,794	42,939
	Stora Enso Oyj	2,523,006	39,972
	Nokian Renkaat Oyj	711,095	32,263
	Elisa Oyj	765,094	30,010
	Huhtamaki Oyj	492,783	20,685
	Orion Oyj Class B	535,353	19,961
	Kesko Oyj Class B	362,936	19,703
	Metso Oyj	559,702	19,095
	Amer Sports Oyj	628,436	17,394
	Konecranes Oyj Class A	355,881	16,288
	Outokumpu Oyj	1,612,664	14,966
	Valmet Oyj	712,871	14,067
	Cargotec Oyj Class B	222,056	12,573
	Tieto Oyj	397,005	12,375
	Metsa Board Oyj	923,716	7,911
^,*	Outotec Oyj	747,602	6,365
	Uponor Oyj	289,134	5,822
	Sanoma Oyj	441,090	5,747
	Kemira Oyj	400,592	5,526
*	DNA Oyj	286,726	5,382
	Cramo Oyj	221,660	5,255
	Citycon Oyj	1,984,988	5,135
^	YIT Oyj	615,584	4,702
	Finnair Oyj	286,696	4,409
^,*	Caverion Oyj	469,863	3,320
	Ramirent Oyj	333,620	3,126
	Raisio Oyj	629,951	2,901
	F-Secure Oyj	522,243	2,439
	Oriola Oyj	645,996	2,171
^,*	Stockmann OYJ Abp Class B	170,236	890
			954,821
France (7.9%)
	TOTAL SA	11,751,190	648,671
	Sanofi	5,812,336	500,400
	BNP Paribas SA	5,747,028	427,517
	LVMH Moet Hennessy Louis Vuitton SE	1,323,830	388,555
	AXA SA	10,066,055	298,293
	Airbus SE	2,908,393	289,059
	Danone SA	3,112,261	260,782
	Vinci SA	2,472,615	252,436
	Schneider Electric SE	2,815,393	238,693
	Air Liquide SA	1,633,826	205,397
	L'Oreal SA	910,438	201,737
	Societe Generale SA	3,901,701	201,156
	Kering	394,716	185,805
	Pernod Ricard SA	1,125,928	178,073
	Orange SA	10,177,615	176,388
	Safran SA	1,548,427	159,715
	Vivendi SA	5,682,426	152,515

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Engie SA	8,765,191	150,688
Essilor International Cie Generale d'Optique SA	1,081,963	149,033
Cie de Saint-Gobain	2,633,132	144,919
Cie Generale des Etablissements Michelin	940,005	134,474
Legrand SA	1,416,789	108,922
Renault SA	979,509	98,322
Capgemini SE	822,114	97,374
Valeo SA	1,264,044	94,161
Hermes International	164,759	88,142
Credit Agricole SA	5,108,323	84,350
L'Oreal SA Loyalty Line	368,925	81,747
Air Liquide SA	605,762	76,154
TechnipFMC plc	2,439,643	75,681
Publicis Groupe SA	1,090,935	73,952
Dassault Systemes SE	686,553	72,898
STMicroelectronics NV	3,322,654	72,481
Atos SE	483,390	70,281
Veolia Environnement SA	2,600,918	66,322
Carrefour SA	2,924,147	63,046
Sodexo SA	459,619	61,616
Thales SA	529,934	57,032
Bouygues SA	1,069,000	55,468
Peugeot SA	2,347,789	47,687
Accor SA	925,661	47,653
Klepierre SA	1,067,794	46,935
Arkema SA	377,704	45,988
Gecina SA	246,239	45,468
Teleperformance	305,193	43,689
Eiffage SA	394,362	43,160
Bureau Veritas SA	1,352,767	36,948
Edenred	1,231,744	35,659
Natixis SA	4,444,199	35,103
Suez	1,930,649	33,917
Alstom SA	811,625	33,643
SCOR SE	831,004	33,401
Eurofins Scientific SE	52,254	31,761
Ingenico Group SA	297,161	31,724
Zodiac Aerospace	1,037,270	31,005
* Ubisoft Entertainment SA	403,448	30,998
Getlink SE	2,404,596	30,927
Iliad SA	127,674	30,593
Faurecia	390,545	30,437
Rexel SA	1,608,622	29,127
SES SA Class A	1,865,606	29,088
* Rubis SCA	408,528	28,874
Electricite de France SA	2,309,772	28,853
Aeroports de Paris	151,473	28,803
Bollore SA	5,213,391	28,282
Orpea	239,428	28,190
SEB SA	144,278	26,708
Wendel SA	150,642	26,103
Fonciere Des Regions	209,300	23,695
3 Euronext NV	372,518	23,107
3 Amundi SA	258,567	21,899
Ipsen SA	181,216	21,569
Eurazeo SA	230,570	21,301
Eutelsat Communications SA	911,748	21,109
* BioMerieux	220,418	19,735
Lagardere SCA	613,113	19,635
CNP Assurances	844,723	19,486
Dassault Aviation SA	12,271	19,080
* Air France-KLM	1,138,493	18,494
ICADE	187,972	18,471
Imerys SA	194,252	18,293

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Casino Guichard Perrachon SA	301,572	18,285
	Elis SA	659,598	18,212
	Remy Cointreau SA	129,680	17,968
	Credit Agricole SA Loyalty Line	951,298	15,708
	JCDecaux SA	387,050	15,567
	Societe BIC SA	139,201	15,298
	SPIE SA	574,484	14,936
3	Elior Group SA	699,992	14,436
	Altran Technologies SA	842,153	14,013
	Cie Plastic Omnium SA	301,617	13,689
	Nexity SA	228,528	13,594
	Alten SA	150,466	12,551
	Sopra Steria Group	66,820	12,487
	Euler Hermes Group	82,135	11,988
*	Fnac Darty SA	90,416	10,909
3	Maisons du Monde SA	235,790	10,664
*,3	Worldline SA	213,953	10,414
^,*	Vallourec SA	1,572,996	9,480
	Sartorius Stedim Biotech	128,116	9,257
	Metropole Television SA	344,084	8,882
	Korian SA	239,522	8,459
	Nexans SA	136,218	8,328
	Television Francaise 1	557,860	8,221
	Trigano SA	42,194	7,453
	Tarkett SA	167,608	7,030
*	SOITEC	93,695	6,682
3	Europcar Groupe SA	543,465	6,671
*,3	ALD SA	427,401	6,623
	Technicolor SA	1,914,545	6,594
	Vicat SA	80,431	6,341
	IPSOS	168,156	6,194
^	Gaztransport Et Technigaz SA	97,524	5,853
*	DBV Technologies SA	110,543	5,546
*	Eramet	46,096	5,465
	Neopost SA	183,566	5,278
	Coface SA	481,078	5,153
	Mercialys SA	220,910	4,885
	Beneteau SA	193,988	4,646
^,*	Genfit	152,958	4,389
	Derichebourg SA	396,645	4,330
	Bonduelle SCA	73,304	3,882
*	Virbac SA	23,123	3,429
	Albioma SA	132,668	3,348
*,3	X-Fab Silicon Foundries SE	284,904	3,280
	FFP	27,256	3,276
	Vilmorin & Cie SA	29,459	3,118
	Electricite de France SA Loyalty Line	229,038	2,861
	Mersen SA	62,323	2,789
	Boiron SA	28,308	2,541
	Manitou BF SA	61,546	2,252
	Interparfums SA	53,792	2,232
	Guerbet	23,081	2,198
	Jacquet Metal Service	64,101	2,113
	Rallye SA	114,552	2,036
	Direct Energie	40,264	1,909
	MGI Coutier	45,225	1,827
*	Stallergenes Greer plc	36,968	1,708
^	Bourbon Corp.	177,926	1,493
	GL Events	47,367	1,393
	Groupe Crit	14,643	1,278
*	Etablissements Maurel et Prom	274,681	1,188
	Haulotte Group SA	59,167	1,144
^,*	Parrot SA	107,843	1,141
*	Esso SA Francaise	12,795	879

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Union Financiere de France BQE SA	16,273	588
			8,455,235
Germany (7.9%)
	Siemens AG	4,046,931	560,334
	Bayer AG	4,405,873	547,493
	Allianz SE	2,375,444	543,620
	SAP SE	4,836,615	541,103
	BASF SE	4,872,032	534,133
	Daimler AG	5,129,482	433,755
	Deutsche Telekom AG	17,180,465	303,692
	Deutsche Post AG	5,081,782	241,557
*	Linde AG- Tender Line	988,804	231,841
	adidas AG	1,053,338	210,659
	Volkswagen AG Preference Shares	986,905	196,034
	Deutsche Bank AG	9,886,991	187,004
	Bayerische Motoren Werke AG	1,713,445	177,655
	Fresenius SE & Co. KGaA	2,153,860	167,511
	Infineon Technologies AG	6,014,701	163,807
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	729,344	157,503
	Continental AG	575,081	154,629
	Vonovia SE	2,584,216	128,042
	E.ON SE	10,964,194	118,811
	Fresenius Medical Care AG & Co. KGaA	1,130,477	118,712
	Henkel AG & Co. KGaA Preference Shares	895,612	118,272
	Deutsche Boerse AG	995,267	115,199
	HeidelbergCement AG	791,853	85,383
*	Commerzbank AG	5,537,339	82,603
	Deutsche Wohnen SE	1,893,558	82,592
	Henkel AG & Co. KGaA	659,089	78,925
	Merck KGaA	687,681	73,814
3	Covestro AG	697,409	71,810
	thyssenkrupp AG	2,477,660	71,446
	Porsche Automobil Holding SE Preference Shares	815,996	68,194
	Wirecard AG	607,112	67,477
	Beiersdorf AG	530,984	62,249
	Symrise AG	644,146	55,229
*	RWE AG	2,555,850	52,013
	Brenntag AG	822,489	51,853
	MTU Aero Engines AG	273,026	48,789
	Deutsche Lufthansa AG	1,245,600	45,743
	OSRAM Licht AG	509,428	45,616
	GEA Group AG	888,375	42,504
	United Internet AG	619,705	42,463
	ProSiebenSat.1 Media SE	1,220,696	41,902
	Hannover Rueck SE	320,271	40,183
	LANXESS AG	488,659	38,736
	LEG Immobilien AG	337,238	38,496
*	QIAGEN NV	1,170,209	36,500
	Uniper SE	1,044,396	32,538
	KION Group AG	374,740	32,258
	Evonik Industries AG	797,807	29,965
*,3	Zalando SE	557,213	29,381
	Volkswagen AG	144,060	29,073
	HUGO BOSS AG	342,271	29,045
	Rheinmetall AG	227,585	28,781
3	Innogy SE	681,766	26,682
	Bayerische Motoren Werke AG Preference Shares	288,501	25,744
^	K&S AG	1,017,856	25,271
	Freenet AG	681,625	25,150
	MAN SE	188,292	21,547
	Fuchs Petrolub SE Preference Shares	399,160	21,136
	Fraport AG Frankfurt Airport Services Worldwide	188,405	20,694
	Drillisch AG	246,262	20,311
	Axel Springer SE	235,860	18,393

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^	HOCHTIEF AG	103,673	18,310
	Telefonica Deutschland Holding AG	3,563,360	17,834
*	METRO AG	893,983	17,807
	Sartorius AG Preference Shares	181,810	17,271
	Aurubis AG	181,483	16,846
	Duerr AG	129,808	16,510
	RTL Group SA	203,261	16,317
	Wacker Chemie AG	80,160	15,532
	TAG Immobilien AG	785,702	14,915
	Hella GmbH & Co. KGaA	238,380	14,714
	Aareal Bank AG	320,205	14,458
*	Siltronic AG	99,579	14,396
*	Software AG	255,667	14,341
*	MorphoSys AG	154,792	14,148
	Gerresheimer AG	168,375	13,926
	CTS Eventim AG & Co. KGaA	293,098	13,627
	Leoni AG	175,476	13,075
	CECONOMY AG	862,131	13,012
	STADA Arzneimittel AG	121,180	12,838
	TUI AG	619,859	12,724
*	Dialog Semiconductor plc	407,314	12,614
	GRENKE AG	132,894	12,597
	Jungheinrich AG Preference Shares	259,641	12,207
	Bechtle AG	146,201	12,157
	TLG Immobilien AG	452,809	12,009
	Stabilus SA	130,423	11,722
	Salzgitter AG	204,336	11,608
	Norma Group SE	171,876	11,508
	Fielmann AG	130,509	11,496
	Rational AG	17,810	11,458
	Deutsche EuroShop AG	275,108	11,180
^,*	Evotec AG	690,299	11,104
	alstria office REIT-AG	703,796	10,877
	Krones AG	76,129	10,420
	Stroeer SE & Co. KGaA	130,133	9,589
*,3	Rocket Internet SE	370,231	9,334
	Jenoptik AG	272,872	8,988
	Suedzucker AG	410,805	8,893
3	Deutsche Pfandbriefbank AG	536,224	8,566
	Nemetschek SE	95,288	8,525
	Bilfinger SE	175,268	8,302
	Talanx AG	200,466	8,169
	CompuGroup Medical SE	121,399	7,948
3	ADO Properties SA	155,619	7,877
*,3	Hapag-Lloyd AG	195,604	7,849
*	AIXTRON SE	557,593	7,707
	Carl Zeiss Meditec AG	124,217	7,687
*,3	Delivery Hero AG	193,469	7,642
	FUCHS PETROLUB SE	150,444	7,273
	Indus Holding AG	97,461	6,935
	Schaeffler AG Preference Shares	382,170	6,743
	Sixt SE Preference Shares	104,280	6,609
	Pfeiffer Vacuum Technology AG	34,781	6,511
	Deutz AG	651,494	5,890
	Puma SE	13,531	5,884
^,*	zooplus AG	32,661	5,880
*,3	Tele Columbus AG	497,490	5,502
	DMG Mori AG	99,794	5,495
*	PATRIZIA Immobilien AG	233,125	5,394
	Koenig & Bauer AG	70,391	5,288
	Sixt SE	58,059	5,183
	Wacker Neuson SE	135,231	4,865
	XING SE	15,077	4,846
	Kloeckner & Co. SE	393,407	4,834

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	RHOEN-KLINIKUM AG	131,429	4,707
*	Heidelberger Druckmaschinen AG	1,329,671	4,565
	KWS Saat SE	11,001	4,401
	Takkt AG	172,630	3,905
	RWE AG Preference Shares	207,460	3,567
	VTG AG	61,907	3,536
^,*	Nordex SE	328,296	3,486
*	SGL Carbon SE	253,823	3,456
	Draegerwerk AG & Co. KGaA Preference Shares	39,598	3,426
^	ElringKlinger AG	144,844	3,234
	Deutsche Beteiligungs AG	57,242	3,224
	Diebold Nixdorf AG	34,495	3,015
^	Bertrandt AG	23,739	2,884
	Hamburger Hafen und Logistik AG	101,682	2,882
	Wuestenrot & Wuerttembergische AG	103,026	2,878
	DIC Asset AG	218,697	2,760
	BayWa AG	68,939	2,649
*	Vossloh AG	46,481	2,606
	Biotest AG Preference Shares	98,856	2,396
	SMA Solar Technology AG	52,743	2,267
	comdirect bank AG	156,932	2,156
	Hornbach Baumarkt AG	41,612	1,548
^	Gerry Weber International AG	130,112	1,487
	Draegerwerk AG & Co. KGaA	17,751	1,298
	CropEnergies AG	134,487	1,256
*	H&R GmbH & Co. KGaA	66,289	1,160
	Biotest AG	32,141	842
	Biotest AG	14,578	395
			8,443,607
Hong Kong (3.2%)
	AIA Group Ltd.	64,332,518	547,190
	Hong Kong Exchanges & Clearing Ltd.	6,607,750	202,120
	CK Hutchison Holdings Ltd.	14,303,212	179,224
	Sun Hung Kai Properties Ltd.	7,554,559	125,776
*	CK Asset Holdings Ltd.	14,329,946	124,917
	Link REIT	11,763,771	108,836
	BOC Hong Kong Holdings Ltd.	19,066,849	96,360
	Hang Seng Bank Ltd.	3,849,441	95,501
	Galaxy Entertainment Group Ltd.	11,257,248	89,876
	CLP Holdings Ltd.	8,739,059	89,404
	Hong Kong & China Gas Co. Ltd.	43,381,911	84,954
	Jardine Matheson Holdings Ltd.	1,099,739	66,724
	Sands China Ltd.	12,760,689	65,682
	AAC Technologies Holdings Inc.	3,700,648	65,496
	Power Assets Holdings Ltd.	6,945,156	58,540
3	WH Group Ltd.	44,574,661	50,237
	New World Development Co. Ltd.	29,218,740	43,792
	Hongkong Land Holdings Ltd.	6,208,353	43,668
	MTR Corp. Ltd.	7,442,443	43,562
	Techtronic Industries Co. Ltd.	6,657,449	43,310
*	Wharf Real Estate Investment Co. Ltd.	6,466,552	43,039
	China Mengniu Dairy Co. Ltd.	14,195,589	42,168
	Jardine Strategic Holdings Ltd.	966,177	38,213
	Henderson Land Development Co. Ltd.	5,703,403	37,500
	Samsonite International SA	6,788,189	31,138
	Wheelock & Co. Ltd.	4,327,540	30,848
	CK Infrastructure Holdings Ltd.	3,294,071	28,267
	Sino Land Co. Ltd.	15,760,051	27,881
	Bank of East Asia Ltd.	6,416,043	27,748
	Hang Lung Properties Ltd.	10,738,484	26,159
^,*	Semiconductor Manufacturing International Corp.	14,974,908	25,807
	Swire Pacific Ltd. Class A	2,750,165	25,445
	Want Want China Holdings Ltd.	29,721,090	24,881
	Wynn Macau Ltd.	7,741,641	24,475

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	ASM Pacific Technology Ltd.	1,619,161	22,463
^	Minth Group Ltd.	3,695,333	22,222
	Wharf Holdings Ltd.	6,429,552	22,172
	Tingyi Cayman Islands Holding Corp.	9,991,761	19,427
	Swire Properties Ltd.	5,642,797	18,181
^	Kingston Financial Group Ltd.	18,886,000	18,095
	Hysan Development Co. Ltd.	3,287,694	17,424
	Hang Lung Group Ltd.	4,651,848	17,104
	Li & Fung Ltd.	30,934,826	16,951
	Yue Yuen Industrial Holdings Ltd.	3,854,094	15,133
	Kerry Properties Ltd.	3,157,924	14,186
	Xinyi Glass Holdings Ltd.	10,691,077	13,897
	NWS Holdings Ltd.	7,457,324	13,430
	Shangri-La Asia Ltd.	5,913,753	13,392
	PCCW Ltd.	22,048,278	12,796
	Melco International Development Ltd.	4,262,460	12,500
	Dairy Farm International Holdings Ltd.	1,592,200	12,493
	Sun Art Retail Group Ltd.	11,695,883	12,337
	MGM China Holdings Ltd.	3,959,871	11,950
	Hopewell Holdings Ltd.	3,052,687	11,265
	VTech Holdings Ltd.	856,115	11,197
	Vitasoy International Holdings Ltd.	4,218,000	10,785
	Nexteer Automotive Group Ltd.	4,369,000	10,383
	Orient Overseas International Ltd.	1,040,805	10,035
	PRADA SPA	2,744,024	9,909
	SJM Holdings Ltd.	10,082,211	9,009
	Fortune REIT	7,163,000	8,854
	First Pacific Co. Ltd.	12,243,738	8,323
	United Co. RUSAL plc	11,171,435	7,817
	Luk Fook Holdings International Ltd.	1,806,000	7,748
	Johnson Electric Holdings Ltd.	1,838,364	7,687
	Great Eagle Holdings Ltd.	1,459,688	7,659
	Champion REIT	10,258,556	7,522
	Man Wah Holdings Ltd.	7,888,000	7,479
	Swire Pacific Ltd. Class B	4,697,500	7,301
	Haitong International Securities Group Ltd.	12,019,745	6,837
	Xinyi Solar Holdings Ltd.	16,914,675	6,525
^,*	MMG Ltd.	12,367,576	6,119
	NagaCorp Ltd.	7,916,000	6,114
	SITC International Holdings Co. Ltd.	6,118,000	6,040
	Chow Tai Fook Jewellery Group Ltd.	5,676,817	5,953
3	BOC Aviation Ltd.	1,112,400	5,923
	Television Broadcasts Ltd.	1,559,249	5,610
	IGG Inc.	4,929,000	5,296
^	Value Partners Group Ltd.	4,959,000	5,256
	Dah Sing Financial Holdings Ltd.	805,420	5,157
*	Esprit Holdings Ltd.	9,651,703	5,156
	Uni-President China Holdings Ltd.	6,096,722	5,093
	Shui On Land Ltd.	18,360,520	5,072
^,*	Cathay Pacific Airways Ltd.	3,270,101	5,069
	Cafe de Coral Holdings Ltd.	1,796,690	4,932
	China Travel International Investment Hong Kong Ltd.	12,811,704	4,761
	HKBN Ltd.	3,736,000	4,723
	FIH Mobile Ltd.	15,451,964	4,707
*	Pacific Basin Shipping Ltd.	21,017,000	4,532
	L'Occitane International SA	2,430,211	4,446
^	China Goldjoy Group Ltd.	53,200,000	4,419
	Towngas China Co. Ltd.	5,237,066	4,203
	Kerry Logistics Network Ltd.	2,936,362	4,160
	Dah Sing Banking Group Ltd.	1,854,984	4,022
	Shougang Fushan Resources Group Ltd.	18,537,711	3,971
^	Guotai Junan International Holdings Ltd.	12,642,844	3,954
	Yuexiu REIT	5,942,958	3,892
*	Freeman FinTech Corp. Ltd.	56,915,077	3,788

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Shun Tak Holdings Ltd.	9,487,228	3,696
	Sunlight REIT	5,328,000	3,655
^	Truly International Holdings Ltd.	7,834,000	3,382
	K Wah International Holdings Ltd.	6,176,000	3,368
	Lifestyle International Holdings Ltd.	2,473,030	3,281
	Far East Consortium International Ltd.	5,354,000	3,219
	Giordano International Ltd.	5,862,000	3,116
	Stella International Holdings Ltd.	2,053,000	3,095
	Chow Sang Sang Holdings International Ltd.	1,257,000	3,032
	Hopewell Highway Infrastructure Ltd.	4,694,660	2,988
^,*	KuangChi Science Ltd.	9,322,000	2,958
	Gemdale Properties & Investment Corp. Ltd.	27,872,000	2,887
^,*	China Harmony New Energy Auto Holding Ltd.	3,865,000	2,808
	Huabao International Holdings Ltd.	4,260,000	2,798
	Lai Sun Development Co. Ltd.	1,598,850	2,718
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,700,435	2,690
^,*,2	Brightoil Petroleum Holdings Ltd.	13,955,536	2,679
	Pacific Textiles Holdings Ltd.	2,494,000	2,631
*	Global Brands Group Holding Ltd.	31,016,428	2,537
	Prosperity REIT	5,850,000	2,501
	Goodbaby International Holdings Ltd.	4,496,000	2,467
	Road King Infrastructure Ltd.	1,351,000	2,328
	CP Pokphand Co. Ltd.	29,184,000	2,315
^,*	Panda Green Energy Group Ltd.	18,436,396	2,310
	SmarTone Telecommunications Holdings Ltd.	1,910,000	2,302
^,*	GCL New Energy Holdings Ltd.	32,588,000	2,286
	Canvest Environmental Protection Group Co. Ltd.	3,865,000	2,279
^	HC International Inc.	3,112,000	2,278
^	Nan Hai Corp. Ltd.	63,900,000	2,203
	HKR International Ltd.	3,433,600	2,147
	Microport Scientific Corp.	2,134,148	2,061
	Dynam Japan Holdings Co. Ltd.	1,398,800	2,047
*	China Baoli Technologies Holdings Ltd.	134,256,784	2,041
	SA Sa International Holdings Ltd.	5,190,227	1,997
	Chong Hing Bank Ltd.	916,000	1,967
	Sun Hung Kai & Co. Ltd.	3,060,000	1,951
*	United Laboratories International Holdings Ltd.	2,364,000	1,918
*	COFCO Meat Holdings Ltd.	9,440,000	1,906
^	Spring REIT	4,355,908	1,894
	CITIC Telecom International Holdings Ltd.	6,859,000	1,815
^,2	Town Health International Medical Group Ltd.	20,414,000	1,803
*	China Oceanwide Holdings Ltd.	24,345,156	1,772
	Texwinca Holdings Ltd.	3,179,930	1,748
^	China Silver Group Ltd.	5,652,000	1,730
3	Regina Miracle International Holdings Ltd.	1,700,000	1,673
^,*,3	IMAX China Holding Inc.	558,496	1,667
*	Future World Financial Holdings Ltd.	36,196,000	1,664
	Liu Chong Hing Investment Ltd.	928,000	1,602
^	Pou Sheng International Holdings Ltd.	10,978,000	1,583
*	G-Resources Group Ltd.	126,330,000	1,569
	Singamas Container Holdings Ltd.	7,354,000	1,502
^,*	Digital Domain Holdings Ltd.	66,470,000	1,476
	Emperor Capital Group Ltd.	20,034,000	1,456
*,2	Convoy Global Holdings Ltd.	61,962,000	1,324
^	China LNG Group Ltd.	7,982,001	1,308
	Lee's Pharmaceutical Holdings Ltd.	1,493,500	1,308
	China Aerospace International Holdings Ltd.	10,778,000	1,295
^,*	New Provenance Everlasting Holdings Ltd.	65,000,000	1,293
	Ju Teng International Holdings Ltd.	3,802,000	1,239
^,*	Macau Legend Development Ltd.	7,927,505	1,185
*	Beijing Enterprises Medical & Health Group Ltd.	23,910,000	1,178
^,*	NewOcean Energy Holdings Ltd.	4,302,000	1,129
^,*	Sino Oil And Gas Holdings Ltd.	61,950,000	1,111
^,*	China Financial International Investments Ltd.	34,730,000	1,031

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^,*	China Strategic Holdings Ltd.	85,045,000	902
^,*	Honghua Group Ltd.	10,350,000	885
*	BOE Varitronix Ltd.	1,338,000	882
	Henderson Investment Ltd.	10,292,033	868
*	Hong Kong Television Network Ltd.	2,018,000	860
*,2	CST Group Ltd.	156,056,000	825
	Emperor Watch & Jewellery Ltd.	17,280,000	786
^,*	China LotSynergy Holdings Ltd.	40,040,000	781
^	EVA Precision Industrial Holdings Ltd.	4,854,000	763
*	Sunshine Oilsands Ltd.	18,748,500	731
*	Mei Ah Entertainment Group Ltd.	18,600,000	725
3	CGN New Energy Holdings Co. Ltd.	5,162,000	725
^	Shenwan Hongyuan HK Ltd.	2,205,000	692
*	Lifestyle China Group Ltd.	2,164,030	665
^,*	New Sports Group Ltd.	6,142,500	637
^,*	Technovator International Ltd.	1,980,000	612
^,*	China Ocean Industry Group Ltd.	78,260,000	611
^,*	Anton Oilfield Services Group	5,468,000	600
*	Silver Base Group Holdings Ltd.	5,365,500	562
	Inspur International Ltd.	1,906,000	522
	TPV Technology Ltd.	3,842,000	521
	Parkson Retail Group Ltd.	4,455,494	512
^,*	Good Resources Holdings Ltd.	10,919,595	509
*	Xinchen China Power Holdings Ltd.	3,538,000	497
^,*	Summit Ascent Holdings Ltd.	3,914,000	445
*	Tou Rong Chang Fu Group Ltd.	27,460,000	425
*	New World Department Store China Ltd.	1,887,000	400
^,*	Qianhai Health Holdings Ltd.	34,447,500	383
*	China Medical & HealthCare Group Ltd.	12,970,000	349
^	Yip's Chemical Holdings Ltd.	958,000	339
^,*	Vision Fame International Holding Ltd.	8,122,000	317
*	SOCAM Development Ltd.	948,000	228
^,*	13 Holdings Ltd.	3,679,500	148
*	Yanchang Petroleum International Ltd.	9,820,000	139
*	Sincere Watch Hong Kong Ltd.	8,780,000	133
*	China Huarong Energy Co. Ltd.	2,111,817	80
*	China Healthwise Holdings Ltd.	6,876,000	63
			3,410,913
Ireland (0.2%)
	Kerry Group plc Class A	774,581	86,751
*	Bank of Ireland Group plc	4,897,179	41,728
	Kingspan Group plc	792,360	34,720
*	AIB Group plc	3,610,325	23,779
	Glanbia plc	1,044,307	18,669
	Green REIT plc	3,645,153	6,810
	Hibernia REIT plc	3,605,311	6,573
	Irish Continental Group plc	853,713	5,935
	C&C Group plc	1,689,587	5,831
	Origin Enterprises plc	667,749	5,111
*	Permanent TSB Group Holdings plc	566,382	1,522
*	Ryanair Holdings plc ADR	735	76
*,2	Irish Bank Resolution Corp. Ltd.	257,065	—
			237,505
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	4,770,138	90,215
	Bank Leumi Le-Israel BM	7,628,856	45,920
	Bank Hapoalim BM	5,472,148	40,186
	Nice Ltd.	324,792	29,678
	Frutarom Industries Ltd.	195,460	18,316
*	Israel Discount Bank Ltd. Class A	6,268,228	18,195
*	Tower Semiconductor Ltd.	501,221	17,034
	Elbit Systems Ltd.	125,493	16,764
	Bezeq The Israeli Telecommunication Corp. Ltd.	10,923,363	16,507
	Mizrahi Tefahot Bank Ltd.	694,555	12,794

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Israel Chemicals Ltd.	2,693,935	10,908
	Azrieli Group Ltd.	159,452	8,911
*	Paz Oil Co. Ltd.	41,822	7,225
*	Mazor Robotics Ltd.	238,862	6,243
	First International Bank Of Israel Ltd.	277,178	5,746
	Alony Hetz Properties & Investments Ltd.	533,707	5,720
	Gazit-Globe Ltd.	511,027	5,428
*	Airport City Ltd.	385,335	4,823
	Strauss Group Ltd.	214,540	4,596
	Harel Insurance Investments & Financial Services Ltd.	580,275	4,245
	Delek Group Ltd.	25,828	4,172
	Reit 1 Ltd.	921,357	4,002
*	Nova Measuring Instruments Ltd.	145,664	3,769
	Oil Refineries Ltd.	7,749,866	3,703
	Amot Investments Ltd.	608,178	3,642
*	Israel Corp. Ltd.	19,918	3,369
	Melisron Ltd.	69,856	3,301
*	Partner Communications Co. Ltd.	506,775	3,159
*	Cellcom Israel Ltd. (Registered)	301,015	3,101
	IDI Insurance Co. Ltd.	40,547	2,711
*	Brack Capital Properties NV	23,219	2,676
*	Jerusalem Oil Exploration	42,733	2,604
	Shufersal Ltd.	379,013	2,516
*	Clal Insurance Enterprises Holdings Ltd.	133,807	2,406
*	Jerusalem Economy Ltd.	827,129	2,285
	Shikun & Binui Ltd.	1,009,587	2,248
	Electra Ltd.	8,572	2,067
*	Kenon Holdings Ltd.	92,707	1,977
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	36,948	1,959
	Matrix IT Ltd.	155,431	1,953
	Migdal Insurance & Financial Holding Ltd.	1,660,921	1,859
	Teva Pharmaceutical Industries Ltd. ADR	95,178	1,804
	Sella Capital Real Estate Ltd.	844,195	1,755
	Bayside Land Corp.	3,482	1,737
*	Phoenix Holdings Ltd.	300,340	1,643
*	Africa Israel Properties Ltd.	64,309	1,588
	Delta-Galil Industries Ltd.	44,715	1,545
	Menora Mivtachim Holdings Ltd.	121,623	1,538
	Formula Systems 1985 Ltd.	35,202	1,453
	Big Shopping Centers Ltd.	20,132	1,399
	Delek Automotive Systems Ltd.	183,098	1,366
	Naphtha Israel Petroleum Corp. Ltd.	166,795	1,185
*	Gilat Satellite Networks Ltd.	142,835	1,112
*	B Communications Ltd.	58,115	1,063
	Norstar Holdings Inc.	48,081	983
*	Allot Communications Ltd.	165,076	873
*	AudioCodes Ltd.	106,784	766
*	Kamada Ltd.	125,763	589
	Property & Building Corp. Ltd.	5,861	587
*	Evogene Ltd.	114,578	381
*	Ceragon Networks Ltd.	96,016	190
			452,490
Italy (2.3%)
	Enel SPA	41,344,017	254,238
	Intesa Sanpaolo SPA (Registered)	69,935,071	232,037
*	UniCredit SPA	11,859,857	221,239
	Eni SPA	13,314,526	220,330
	Assicurazioni Generali SPA	6,966,007	126,793
*	Fiat Chrysler Automobiles NV	5,795,716	103,474
	Atlantia SPA	2,829,301	89,198
	Ferrari NV	668,823	70,080
	CNH Industrial NV	5,112,968	68,405
	Snam SPA	12,558,848	61,507
*	Telecom Italia SPA (Registered)	60,110,413	51,912

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Luxottica Group SPA	827,014	50,752
	Terna Rete Elettrica Nazionale SPA	7,494,895	43,569
	Tenaris SA	2,488,543	39,498
	Prysmian SPA	1,127,798	36,750
	Mediobanca SPA	3,080,248	34,902
	EXOR NV	567,881	34,813
	Moncler SPA	902,062	28,196
^,*	Banco BPM SPA	7,862,041	24,624
	Leonardo SPA	2,054,693	24,417
	Recordati SPA	528,324	23,479
	Davide Campari-Milano SPA	3,018,325	23,322
	Telecom Italia SPA (Bearer)	32,768,345	23,244
	Intesa Sanpaolo SPA	7,236,964	23,072
	Unione di Banche Italiane SPA	5,242,981	22,857
	FinecoBank Banca Fineco SPA	2,088,335	21,332
3	Poste Italiane SPA	2,458,229	18,508
*,3	Pirelli & C SPA	2,112,038	18,373
	Italgas SPA	2,612,746	15,943
	A2A SPA	8,163,548	15,105
	Hera SPA	4,242,090	14,805
^,*	Saipem SPA	3,060,885	13,966
	Interpump Group SPA	443,085	13,906
	Cerved Information Solutions SPA	1,051,927	13,371
	BPER Banca	2,488,023	12,534
*	Brembo SPA	813,097	12,353
	Unipol Gruppo SPA	2,574,459	12,058
^,*	Yoox Net-A-Porter Group SPA	337,845	11,785
	UnipolSai Assicurazioni SPA	5,027,535	11,727
	Azimut Holding SPA	604,765	11,570
	Banca Mediolanum SPA	1,328,783	11,490
	DiaSorin SPA	122,212	10,837
	De' Longhi SPA	344,019	10,418
	Buzzi Unicem SPA	377,817	10,192
	Banca Generali SPA	304,017	10,102
	Amplifon SPA	629,088	9,691
3	Infrastrutture Wireless Italiane SPA	1,286,326	9,551
	Autogrill SPA	674,505	9,310
	Societa Cattolica di Assicurazioni SC	842,240	9,139
3	Anima Holding SPA	1,268,967	9,058
	Banca Popolare di Sondrio SCPA	2,428,419	8,868
	Iren SPA	2,670,259	8,009
3	Enav SPA	1,333,514	7,216
^,*	Mediaset SPA	1,817,945	7,043
	Industria Macchine Automatiche SPA	85,996	6,990
	Societa Iniziative Autostradali e Servizi SPA	367,503	6,839
3	OVS SPA	936,080	6,233
^	Salvatore Ferragamo SPA	231,395	6,146
*	Reply SPA	108,937	6,032
	Saras SPA	2,445,677	5,873
	Ei Towers SPA	84,993	5,458
	ASTM SPA	181,406	5,267
	Beni Stabili SpA SIIQ	5,516,293	5,101
^	Tod's SPA	69,650	5,084
	Brunello Cucinelli SPA	156,936	5,078
3	Technogym SPA	516,652	4,994
	Banca IFIS SPA	100,399	4,908
	ERG SPA	256,622	4,746
	MARR SPA	177,515	4,582
	ACEA SPA	232,759	4,300
	Datalogic SPA	112,189	4,142
^	Maire Tecnimont SPA	708,155	3,660
^,*	Fincantieri SPA	2,409,931	3,615
	Parmalat SPA	968,476	3,602
*,3	doBank SPA	215,175	3,488

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Danieli & C Officine Meccaniche SPA RSP	207,054	3,446
	Credito Emiliano SPA	398,651	3,385
	Buzzi Unicem SPA RSP	218,734	3,341
	Salini Impregilo SPA	838,083	3,235
3	RAI Way SPA	509,636	3,108
*,3	Banca Farmafactoring SPA	401,672	3,082
	Piaggio & C SPA	842,185	2,324
	Cementir Holding SPA	252,322	2,284
	Immobiliare Grande Distribuzione SIIQ SPA	1,921,377	2,220
	CIR-Compagnie Industriali Riunite SPA	1,477,406	2,065
*	Arnoldo Mondadori Editore SPA	677,153	1,691
^	Cairo Communication SPA	377,580	1,682
*	Italmobiliare SPA	58,475	1,673
^,*	Juventus Football Club SPA	1,812,255	1,662
	Danieli & C Officine Meccaniche SPA	68,708	1,630
	Zignago Vetro SPA	163,761	1,601
^	Geox SPA	389,125	1,351
*	Rizzoli Corriere Della Sera Mediagroup SPA	750,382	1,098
^,*	GEDI Gruppo Editoriale SPA	1,214,432	1,022
^,*	Safilo Group SPA	152,795	873
^,*	Credito Valtellinese SPA	558,252	811
^	Esprinet SPA	136,426	674
	Cofide SPA	899,867	626
	DeA Capital SPA	378,098	612
^	Astaldi SPA	220,604	562
			2,433,164
Japan (21.7%)
	Toyota Motor Corp.	13,775,570	877,917
	Mitsubishi UFJ Financial Group Inc.	68,429,317	498,026
	SoftBank Group Corp.	4,534,352	358,987
	Honda Motor Co. Ltd.	9,490,193	323,877
	Sumitomo Mitsui Financial Group Inc.	7,108,294	306,400
	Sony Corp.	6,719,548	301,593
	Keyence Corp.	479,366	267,789
	FANUC Corp.	1,033,043	247,823
	Mizuho Financial Group Inc.	135,214,457	244,480
	KDDI Corp.	9,578,622	237,928
	Takeda Pharmaceutical Co. Ltd.	4,057,254	229,712
	Shin-Etsu Chemical Co. Ltd.	2,168,470	219,716
	Nintendo Co. Ltd.	571,907	205,942
	Japan Tobacco Inc.	6,361,070	204,846
	Canon Inc.	5,456,053	203,282
	East Japan Railway Co.	1,980,455	193,130
	Hitachi Ltd.	24,587,638	190,756
	Mitsubishi Corp.	6,853,412	188,974
	Komatsu Ltd.	4,860,995	175,675
	Nidec Corp.	1,246,188	174,488
	Mitsubishi Electric Corp.	10,515,722	174,273
	Kao Corp.	2,560,063	172,982
	Central Japan Railway Co.	964,617	172,628
	Seven & i Holdings Co. Ltd.	4,108,488	170,200
	Tokio Marine Holdings Inc.	3,717,543	169,085
	Nippon Telegraph & Telephone Corp.	3,564,301	167,572
	Daikin Industries Ltd.	1,409,794	166,585
	Panasonic Corp.	11,344,516	165,561
	NTT DOCOMO Inc.	6,912,953	163,450
	Recruit Holdings Co. Ltd.	6,364,362	158,027
	Denso Corp.	2,596,784	155,570
	Bridgestone Corp.	3,325,093	153,893
	Tokyo Electron Ltd.	828,808	149,508
	Mitsui & Co. Ltd.	8,917,362	144,670
	ITOCHU Corp.	7,509,473	139,988
	Astellas Pharma Inc.	10,730,956	136,318
	Murata Manufacturing Co. Ltd.	1,009,195	135,119

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Daiwa House Industry Co. Ltd.	3,449,379	132,275
SMC Corp.	309,442	126,990
Suzuki Motor Corp.	2,186,019	126,535
Dai-ichi Life Holdings Inc.	6,043,830	124,214
Kubota Corp.	5,935,801	116,101
ORIX Corp.	6,821,871	115,023
Kirin Holdings Co. Ltd.	4,461,233	112,429
Mitsui Fudosan Co. Ltd.	5,025,610	112,400
Mitsubishi Estate Co. Ltd.	6,276,850	108,985
Fast Retailing Co. Ltd.	274,092	108,983
JXTG Holdings Inc.	16,914,534	108,698
Kyocera Corp.	1,658,013	108,247
Nippon Steel & Sumitomo Metal Corp.	4,150,707	106,048
Subaru Corp.	3,257,236	103,280
Nissan Motor Co. Ltd.	10,299,589	102,544
Nomura Holdings Inc.	17,418,110	102,101
Sumitomo Corp.	5,956,962	101,041
Asahi Group Holdings Ltd.	2,024,941	100,477
Hoya Corp.	1,999,164	99,565
Shiseido Co. Ltd.	2,062,926	99,402
Otsuka Holdings Co. Ltd.	2,226,810	97,662
Oriental Land Co. Ltd.	1,007,761	91,686
Daiichi Sankyo Co. Ltd.	3,461,352	90,002
MS&AD Insurance Group Holdings Inc.	2,656,190	89,594
Asahi Kasei Corp.	6,624,369	85,252
FUJIFILM Holdings Corp.	2,054,731	83,843
Shionogi & Co. Ltd.	1,528,692	82,603
Japan Post Holdings Co. Ltd.	7,052,661	80,781
Eisai Co. Ltd.	1,402,741	79,689
Sumitomo Mitsui Trust Holdings Inc.	1,983,919	78,496
Daito Trust Construction Co. Ltd.	383,101	78,050
Secom Co. Ltd.	1,028,852	77,620
Terumo Corp.	1,629,320	77,083
Toray Industries Inc.	8,062,837	75,890
Sumitomo Realty & Development Co. Ltd.	2,290,759	75,180
Mitsubishi Chemical Holdings Corp.	6,867,401	75,143
Fujitsu Ltd.	10,282,158	72,896
Nitto Denko Corp.	819,451	72,479
Sompo Holdings Inc.	1,875,488	72,395
West Japan Railway Co.	980,260	71,514
Resona Holdings Inc.	11,607,699	69,168
Sumitomo Electric Industries Ltd.	4,005,449	67,521
JFE Holdings Inc.	2,730,850	65,260
Aeon Co. Ltd.	3,701,204	62,431
Omron Corp.	1,046,241	62,229
MEIJI Holdings Co. Ltd.	718,506	61,151
Inpex Corp.	4,859,096	60,476
Marubeni Corp.	8,318,922	60,143
Sysmex Corp.	765,151	60,080
Chugai Pharmaceutical Co. Ltd.	1,150,527	58,802
Shimano Inc.	417,270	58,651
Sumitomo Metal Mining Co. Ltd.	1,270,001	58,103
Sumitomo Chemical Co. Ltd.	8,034,055	57,489
Olympus Corp.	1,497,123	57,272
* Toshiba Corp.	20,293,646	56,849
Mitsubishi Heavy Industries Ltd.	1,516,021	56,523
Nitori Holdings Co. Ltd.	392,537	55,868
Taisei Corp.	1,118,511	55,625
Sekisui House Ltd.	3,078,596	55,534
Ono Pharmaceutical Co. Ltd.	2,351,515	54,700
Toyota Industries Corp.	851,476	54,579
Makita Corp.	1,296,382	54,367
Daiwa Securities Group Inc.	8,525,634	53,341
Unicharm Corp.	2,036,221	52,875

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Aisin Seiki Co. Ltd.	931,405	52,180
Rohm Co. Ltd.	472,350	52,035
Yaskawa Electric Corp.	1,180,141	51,708
T&D Holdings Inc.	3,008,067	51,319
Tokyo Gas Co. Ltd.	2,236,598	51,103
Ajinomoto Co. Inc.	2,699,493	50,789
TDK Corp.	634,205	50,401
Japan Exchange Group Inc.	2,858,280	49,592
Dentsu Inc.	1,168,849	49,425
Yamaha Motor Co. Ltd.	1,484,170	48,619
Isuzu Motors Ltd.	2,895,639	48,349
Toyota Tsusho Corp.	1,185,097	47,609
Hankyu Hanshin Holdings Inc.	1,183,209	47,527
Kansai Electric Power Co. Inc.	3,870,867	47,341
Kajima Corp.	4,872,117	46,811
MINEBEA MITSUMI Inc.	2,231,903	46,551
Chubu Electric Power Co. Inc.	3,722,084	46,168
TOTO Ltd.	767,925	45,219
Asahi Glass Co. Ltd.	1,019,608	44,072
Obayashi Corp.	3,571,791	43,148
MISUMI Group Inc.	1,469,843	42,673
Koito Manufacturing Co. Ltd.	607,705	42,547
Tokyu Corp.	2,624,304	41,832
Yakult Honsha Co. Ltd.	542,933	40,967
Mazda Motor Corp.	3,040,718	40,634
Osaka Gas Co. Ltd.	2,099,071	40,364
NTT Data Corp.	3,341,250	39,640
Ryohin Keikaku Co. Ltd.	124,777	38,842
Sekisui Chemical Co. Ltd.	1,917,647	38,392
Rakuten Inc.	4,191,825	38,316
Kikkoman Corp.	940,440	38,031
NSK Ltd.	2,422,859	37,959
Yamato Holdings Co. Ltd.	1,887,303	37,888
Concordia Financial Group Ltd.	6,236,720	37,511
M3 Inc.	1,069,732	37,499
LIXIL Group Corp.	1,383,720	37,384
Nikon Corp.	1,853,115	37,291
Kintetsu Group Holdings Co. Ltd.	953,955	36,508
NEC Corp.	1,320,362	35,567
Kuraray Co. Ltd.	1,878,229	35,363
Dai Nippon Printing Co. Ltd.	1,569,215	34,936
Odakyu Electric Railway Co. Ltd.	1,619,538	34,604
Tobu Railway Co. Ltd.	1,071,197	34,571
Seiko Epson Corp.	1,465,356	34,497
Trend Micro Inc.	607,464	34,384
Tosoh Corp.	1,513,597	34,147
Bandai Namco Holdings Inc.	1,034,010	33,750
Ricoh Co. Ltd.	3,609,460	33,448
Disco Corp.	147,343	32,657
Don Quijote Holdings Co. Ltd.	625,518	32,608
* Tokyo Electric Power Co. Holdings Inc.	8,253,543	32,574
Yamaha Corp.	881,336	32,510
Shimadzu Corp.	1,428,094	32,398
Tohoku Electric Power Co. Inc.	2,497,784	31,889
Stanley Electric Co. Ltd.	786,252	31,814
Yahoo Japan Corp.	6,924,454	31,724
SUMCO Corp.	1,245,466	31,618
* Nexon Co. Ltd.	1,081,737	31,371
Idemitsu Kosan Co. Ltd.	779,477	31,223
Shimizu Corp.	3,018,999	31,138
Oji Holdings Corp.	4,674,002	31,039
Mitsui Chemicals Inc.	964,463	30,928
Brother Industries Ltd.	1,250,635	30,740
FamilyMart UNY Holdings Co. Ltd.	431,653	30,232

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares		($000)
Santen Pharmaceutical Co. Ltd.	1,929,520	30,217
Nissan Chemical Industries Ltd.	750,073	29,879
Suntory Beverage & Food Ltd.	665,044	29,574
* Renesas Electronics Corp.	2,541,500	29,475
Shizuoka Bank Ltd.	2,824,363	29,074
Showa Denko KK	673,908	28,681
Start Today Co. Ltd.	944,457	28,667
Mitsubishi Gas Chemical Co. Inc.	997,142	28,553
Chiba Bank Ltd.	3,433,134	28,470
Alps Electric Co. Ltd.	995,598	28,320
Japan Post Bank Co. Ltd.	2,170,074	28,184
Taiheiyo Cement Corp.	641,221	27,607
Konami Holdings Corp.	501,728	27,591
Nisshin Seifun Group Inc.	1,360,263	27,455
Kawasaki Heavy Industries Ltd.	778,962	27,252
Keio Corp.	611,051	26,840
Daifuku Co. Ltd.	493,900	26,834
Nissin Foods Holdings Co. Ltd.	366,038	26,687
NH Foods Ltd.	1,092,245	26,606
NGK Insulators Ltd.	1,410,498	26,570
Kansai Paint Co. Ltd.	1,023,201	26,551
Kyushu Railway Co.	849,659	26,299
^,* Sharp Corp.	765,817	26,213
Tsuruha Holdings Inc.	191,925	26,069
Obic Co. Ltd.	354,313	26,023
Kyowa Hakko Kirin Co. Ltd.	1,346,955	25,931
Nippon Paint Holdings Co. Ltd.	819,301	25,887
Nippon Express Co. Ltd.	388,462	25,797
Kyushu Electric Power Co. Inc.	2,454,917	25,714
Nomura Research Institute Ltd.	549,932	25,526
ANA Holdings Inc.	610,738	25,478
Sumitomo Heavy Industries Ltd.	602,471	25,385
Lion Corp.	1,341,770	25,362
Keikyu Corp.	1,318,834	25,306
Hirose Electric Co. Ltd.	172,460	25,180
Toppan Printing Co. Ltd.	2,769,569	25,018
Fuji Electric Co. Ltd.	3,324,048	24,971
Hoshizaki Corp.	280,427	24,844
NGK Spark Plug Co. Ltd.	1,021,737	24,764
Yokogawa Electric Corp.	1,293,506	24,696
J Front Retailing Co. Ltd.	1,308,438	24,588
Japan Airlines Co. Ltd.	628,317	24,548
USS Co. Ltd.	1,148,990	24,297
Mitsubishi Tanabe Pharma Corp.	1,176,991	24,258
Nagoya Railroad Co. Ltd.	962,266	24,233
Aozora Bank Ltd.	622,540	24,156
Mitsubishi Motors Corp.	3,345,857	24,070
Kose Corp.	152,622	23,783
Keisei Electric Railway Co. Ltd.	739,696	23,749
Nabtesco Corp.	620,828	23,723
Electric Power Development Co. Ltd.	881,066	23,700
SBI Holdings Inc.	1,136,389	23,677
Amada Holdings Co. Ltd.	1,738,841	23,608
Mitsubishi Materials Corp.	658,323	23,361
Isetan Mitsukoshi Holdings Ltd.	1,882,612	23,297
Hisamitsu Pharmaceutical Co. Inc.	384,688	23,241
Hamamatsu Photonics KK	687,815	23,070
IHI Corp.	693,453	22,999
Mebuki Financial Group Inc.	5,428,427	22,933
Konica Minolta Inc.	2,389,340	22,926
Haseko Corp.	1,476,386	22,881
Coca-Cola Bottlers Japan Inc.	625,716	22,832
THK Co. Ltd.	608,884	22,760
Persol Holdings Co. Ltd.	896,769	22,452

24

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Alfresa Holdings Corp.	950,375	22,260
	JGC Corp.	1,141,396	22,051
	Pigeon Corp.	578,603	21,984
	Fukuoka Financial Group Inc.	3,914,538	21,905
	Seibu Holdings Inc.	1,150,972	21,745
^	Yamada Denki Co. Ltd.	3,866,846	21,296
	Hulic Co. Ltd.	1,895,037	21,250
	Toho Co. Ltd.	610,985	21,149
	Kobayashi Pharmaceutical Co. Ltd.	326,342	21,148
	Otsuka Corp.	275,056	21,065
	Teijin Ltd.	943,775	20,971
*	Nippon Yusen KK	857,901	20,874
	Hitachi Construction Machinery Co. Ltd.	566,748	20,540
	Nippon Shinyaku Co. Ltd.	275,634	20,503
	JTEKT Corp.	1,196,029	20,493
	Toyo Suisan Kaisha Ltd.	479,902	20,487
	Ebara Corp.	536,127	20,368
	Marui Group Co. Ltd.	1,111,639	20,321
	Sojitz Corp.	6,614,629	20,265
	CyberAgent Inc.	509,898	19,872
	Suruga Bank Ltd.	922,598	19,727
	Tokyu Fudosan Holdings Corp.	2,732,977	19,723
	Bank of Kyoto Ltd.	379,451	19,706
	Mitsui OSK Lines Ltd.	590,691	19,631
	JSR Corp.	994,939	19,545
	Taisho Pharmaceutical Holdings Co. Ltd.	243,752	19,415
	Square Enix Holdings Co. Ltd.	408,966	19,405
	Sohgo Security Services Co. Ltd.	354,713	19,279
	Kurita Water Industries Ltd.	588,302	19,074
	Denka Co. Ltd.	472,730	18,864
	Advantest Corp.	1,006,523	18,570
	Hino Motors Ltd.	1,436,883	18,559
	Asahi Intecc Co. Ltd.	531,782	18,226
	Daicel Corp.	1,589,745	18,041
	Rinnai Corp.	197,044	17,828
	Matsumotokiyoshi Holdings Co. Ltd.	421,666	17,322
	Air Water Inc.	819,549	17,252
	SCREEN Holdings Co. Ltd.	211,367	17,191
	Suzuken Co. Ltd.	417,706	17,149
	Sumitomo Rubber Industries Ltd.	920,579	17,061
	Mitsui Mining & Smelting Co. Ltd.	292,797	17,039
	Hikari Tsushin Inc.	118,603	17,028
	Lawson Inc.	255,193	16,958
	Nippon Electric Glass Co. Ltd.	440,780	16,777
	Casio Computer Co. Ltd.	1,159,346	16,636
	Chugoku Electric Power Co. Inc.	1,546,034	16,597
	Ube Industries Ltd.	566,306	16,589
	Takashimaya Co. Ltd.	1,570,349	16,506
	Sony Financial Holdings Inc.	927,527	16,393
	Hakuhodo DY Holdings Inc.	1,262,904	16,371
	Ulvac Inc.	259,400	16,269
	MediPal Holdings Corp.	832,212	16,248
	DIC Corp.	430,587	16,199
	COMSYS Holdings Corp.	557,960	16,177
	Nihon M&A Center Inc.	339,300	16,154
	Furukawa Electric Co. Ltd.	328,050	16,129
	Sundrug Co. Ltd.	345,290	16,017
	Nichirei Corp.	571,061	15,785
	Kewpie Corp.	589,113	15,696
	Credit Saison Co. Ltd.	859,973	15,617
	Kagome Co. Ltd.	419,533	15,567
	Keihan Holdings Co. Ltd.	526,946	15,503
	Nifco Inc.	223,330	15,203
^,*	PeptiDream Inc.	445,100	15,183

25

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Asics Corp.	947,396	15,059
Relo Group Inc.	551,400	14,996
Mabuchi Motor Co. Ltd.	276,541	14,948
TIS Inc.	429,200	14,947
Hitachi Metals Ltd.	1,043,941	14,931
Azbil Corp.	344,701	14,929
Shinsei Bank Ltd.	865,829	14,921
Sanwa Holdings Corp.	1,066,733	14,660
Tokyo Tatemono Co. Ltd.	1,087,596	14,659
* Kobe Steel Ltd.	1,577,457	14,558
Nankai Electric Railway Co. Ltd.	584,215	14,457
Hitachi High-Technologies Corp.	341,985	14,373
AEON Financial Service Co. Ltd.	615,497	14,305
Nomura Real Estate Holdings Inc.	637,448	14,242
Oracle Corp. Japan	171,895	14,226
Yamaguchi Financial Group Inc.	1,197,252	14,189
Iida Group Holdings Co. Ltd.	752,350	14,161
Miura Co. Ltd.	527,400	14,159
Kaneka Corp.	1,544,336	14,076
NOK Corp.	602,603	14,023
Rohto Pharmaceutical Co. Ltd.	522,191	13,888
Ezaki Glico Co. Ltd.	277,969	13,865
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,335,619	13,863
Showa Shell Sekiyu KK	1,022,386	13,835
Pola Orbis Holdings Inc.	393,480	13,788
Hiroshima Bank Ltd.	1,585,025	13,752
Yokohama Rubber Co. Ltd.	560,466	13,690
Gunma Bank Ltd.	2,270,593	13,681
Toyo Seikan Group Holdings Ltd.	851,835	13,674
Hitachi Chemical Co. Ltd.	528,024	13,521
Park24 Co. Ltd.	558,245	13,364
Nippon Kayaku Co. Ltd.	895,239	13,275
Sumitomo Dainippon Pharma Co. Ltd.	890,688	13,185
Yamazaki Baking Co. Ltd.	676,121	13,165
House Foods Group Inc.	396,177	13,131
Izumi Co. Ltd.	211,093	13,102
Cosmo Energy Holdings Co. Ltd.	347,594	13,088
Toho Gas Co. Ltd.	477,975	13,086
Benesse Holdings Inc.	371,716	13,078
Sega Sammy Holdings Inc.	1,053,265	13,072
Tokai Carbon Co. Ltd.	1,046,400	12,912
Calbee Inc.	396,046	12,871
Fujikura Ltd.	1,455,559	12,803
Seino Holdings Co. Ltd.	795,596	12,622
Shimamura Co. Ltd.	114,565	12,586
Sumitomo Forestry Co. Ltd.	704,791	12,570
Kyushu Financial Group Inc.	2,082,920	12,554
Hachijuni Bank Ltd.	2,193,634	12,535
Horiba Ltd.	205,800	12,390
Chugoku Bank Ltd.	928,422	12,373
Aeon Mall Co. Ltd.	632,594	12,355
Kamigumi Co. Ltd.	552,942	12,220
Tokyo Century Corp.	251,474	12,172
Kyowa Exeo Corp.	470,600	12,166
Daido Steel Co. Ltd.	197,580	12,111
DeNA Co. Ltd.	586,565	12,076
Topcon Corp.	559,942	12,070
Seven Bank Ltd.	3,525,102	12,039
Kakaku.com Inc.	710,062	11,986
Ito En Ltd.	303,860	11,957
Miraca Holdings Inc.	279,190	11,909
Tokuyama Corp.	366,500	11,890
^ Iyo Bank Ltd.	1,461,041	11,675
Bic Camera Inc.	806,243	11,613

26

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares		($000)
Tsumura & Co.	350,175	11,601
Nippon Shokubai Co. Ltd.	171,991	11,594
Zenkoku Hosho Co. Ltd.	269,529	11,578
Skylark Co. Ltd.	811,466	11,531
Welcia Holdings Co. Ltd.	266,940	11,522
Kinden Corp.	698,704	11,376
Sankyu Inc.	264,000	11,364
Penta-Ocean Construction Co. Ltd.	1,522,500	11,343
Zeon Corp.	779,101	11,244
TS Tech Co. Ltd.	272,978	11,201
Itochu Techno-Solutions Corp.	258,109	11,195
^,* Kawasaki Kisen Kaisha Ltd.	439,396	11,166
NTN Corp.	2,247,757	11,096
Glory Ltd.	294,012	11,083
Takara Holdings Inc.	940,013	10,965
Morinaga & Co. Ltd.	216,500	10,959
DMG Mori Co. Ltd.	530,288	10,917
Daiichikosho Co. Ltd.	218,900	10,907
Nishi-Nippon Railroad Co. Ltd.	404,132	10,893
Sotetsu Holdings Inc.	414,472	10,884
Toyo Tire & Rubber Co. Ltd.	528,300	10,857
K's Holdings Corp.	421,790	10,794
Japan Steel Works Ltd.	335,527	10,779
Taiyo Nippon Sanso Corp.	771,007	10,759
Nagase & Co. Ltd.	594,731	10,691
OKUMA Corp.	161,505	10,682
Citizen Watch Co. Ltd.	1,454,325	10,652
Hokuhoku Financial Group Inc.	678,703	10,575
Aica Kogyo Co. Ltd.	280,800	10,410
Nisshinbo Holdings Inc.	764,291	10,350
Sapporo Holdings Ltd.	334,699	10,241
Wacoal Holdings Corp.	323,917	10,217
GS Yuasa Corp.	2,057,873	10,215
SCSK Corp.	220,628	10,155
Tadano Ltd.	613,428	10,140
Kyudenko Corp.	209,300	10,107
NOF Corp.	375,500	10,057
Nishi-Nippon Financial Holdings Inc.	837,268	9,991
Shima Seiki Manufacturing Ltd.	158,600	9,988
^ MonotaRO Co. Ltd.	313,017	9,976
Toyoda Gosei Co. Ltd.	392,897	9,968
Toda Corp.	1,243,647	9,954
TechnoPro Holdings Inc.	183,000	9,921
Dowa Holdings Co. Ltd.	244,150	9,916
Sugi Holdings Co. Ltd.	193,711	9,868
Leopalace21 Corp.	1,267,200	9,841
H2O Retailing Corp.	464,787	9,716
Maeda Corp.	705,300	9,708
Cosmos Pharmaceutical Corp.	46,507	9,704
Maruichi Steel Tube Ltd.	331,491	9,686
Nippon Paper Industries Co. Ltd.	507,493	9,633
Amano Corp.	368,300	9,604
Morinaga Milk Industry Co. Ltd.	212,100	9,596
Sumitomo Osaka Cement Co. Ltd.	1,984,344	9,557
Jafco Co. Ltd.	165,370	9,540
Kaken Pharmaceutical Co. Ltd.	185,011	9,533
77 Bank Ltd.	378,193	9,518
NHK Spring Co. Ltd.	866,079	9,505
ADEKA Corp.	532,900	9,373
Sawai Pharmaceutical Co. Ltd.	210,007	9,372
Nipro Corp.	633,809	9,367
Japan Airport Terminal Co. Ltd.	250,820	9,286
Taiyo Yuden Co. Ltd.	598,921	9,273
Mitsubishi Logistics Corp.	355,765	9,223

27

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Nippon Light Metal Holdings Co. Ltd.	3,236,700	9,194
Nihon Kohden Corp.	395,861	9,153
Aoyama Trading Co. Ltd.	244,909	9,152
Shikoku Electric Power Co. Inc.	826,347	8,995
Hanwa Co. Ltd.	194,900	8,995
Shochiku Co. Ltd.	52,652	8,973
Tokyo Ohka Kogyo Co. Ltd.	208,200	8,962
Ain Holdings Inc.	148,200	8,853
Ushio Inc.	620,533	8,851
SHO-BOND Holdings Co. Ltd.	123,600	8,797
Nihon Parkerizing Co. Ltd.	518,200	8,717
Toagosei Co. Ltd.	682,400	8,662
Ibiden Co. Ltd.	578,457	8,634
* Acom Co. Ltd.	2,051,848	8,621
Toyobo Co. Ltd.	473,738	8,598
Sankyo Co. Ltd.	271,308	8,532
* SG Holdings Co. Ltd.	419,500	8,526
OSG Corp.	392,778	8,485
Zensho Holdings Co. Ltd.	491,900	8,448
Okumura Corp.	205,400	8,439
Open House Co. Ltd.	155,500	8,365
Anritsu Corp.	741,270	8,345
Kokuyo Co. Ltd.	450,000	8,342
Rengo Co. Ltd.	1,136,714	8,289
San-In Godo Bank Ltd.	846,086	8,146
* LINE Corp.	198,058	8,088
Fuji Machine Manufacturing Co. Ltd.	420,000	8,054
Nikkon Holdings Co. Ltd.	284,900	8,008
Japan Post Insurance Co. Ltd.	340,294	8,000
Tokyo Seimitsu Co. Ltd.	202,500	7,969
Ariake Japan Co. Ltd.	93,000	7,932
Resorttrust Inc.	348,988	7,931
Nichias Corp.	595,000	7,907
ABC-Mart Inc.	137,772	7,897
Daishi Bank Ltd.	172,844	7,845
Nishimatsu Construction Co. Ltd.	278,900	7,803
Capcom Co. Ltd.	244,184	7,722
Tokai Tokyo Financial Holdings Inc.	1,194,335	7,678
Outsourcing Inc.	420,300	7,641
Hazama Ando Corp.	969,000	7,573
PALTAC Corp.	165,400	7,538
Ship Healthcare Holdings Inc.	227,600	7,523
Lintec Corp.	269,747	7,512
Nippon Gas Co. Ltd.	205,800	7,463
Kenedix Inc.	1,220,900	7,449
Nippon Suisan Kaisha Ltd.	1,406,700	7,355
^ Hokuriku Electric Power Co.	906,033	7,289
GMO Payment Gateway Inc.	88,000	7,266
Fuji Seal International Inc.	222,400	7,261
Tsubakimoto Chain Co.	883,000	7,124
Nihon Unisys Ltd.	342,300	7,107
Maeda Road Construction Co. Ltd.	309,614	7,094
Iwatani Corp.	220,200	7,080
Shiga Bank Ltd.	1,382,393	7,061
Sumitomo Bakelite Co. Ltd.	841,000	7,057
Meitec Corp.	134,500	7,057
Kureha Corp.	97,300	7,055
Shimachu Co. Ltd.	245,778	7,055
Fuji Oil Holdings Inc.	234,600	6,849
Japan Lifeline Co. Ltd.	329,200	6,831
Toyota Boshoku Corp.	321,788	6,717
NET One Systems Co. Ltd.	434,400	6,661
Fuyo General Lease Co. Ltd.	99,600	6,592
Itoham Yonekyu Holdings Inc.	720,705	6,588

28

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Tomy Co. Ltd.	484,500	6,582
Nachi-Fujikoshi Corp.	982,000	6,569
Fukuyama Transporting Co. Ltd.	174,085	6,569
Megmilk Snow Brand Co. Ltd.	221,600	6,554
FP Corp.	122,162	6,554
NTT Urban Development Corp.	564,731	6,523
Mandom Corp.	197,800	6,473
Oki Electric Industry Co. Ltd.	462,100	6,468
Pilot Corp.	133,800	6,444
CKD Corp.	287,200	6,437
Canon Marketing Japan Inc.	237,942	6,423
Fujitsu General Ltd.	292,200	6,406
Awa Bank Ltd.	1,001,045	6,375
Nippo Corp.	271,884	6,352
Autobacs Seven Co. Ltd.	329,454	6,317
Topre Corp.	222,500	6,279
Nichiha Corp.	150,000	6,270
cocokara fine Inc.	97,100	6,255
^ Iriso Electronics Co. Ltd.	104,600	6,245
Takasago Thermal Engineering Co. Ltd.	341,200	6,239
Inaba Denki Sangyo Co. Ltd.	133,600	6,230
Okamura Corp.	423,600	6,188
Hokkaido Electric Power Co. Inc.	939,692	6,178
Toho Holdings Co. Ltd.	273,000	6,154
Duskin Co. Ltd.	233,000	6,142
KYB Corp.	104,321	6,072
Colowide Co. Ltd.	299,900	6,061
Kanematsu Corp.	436,900	6,029
HIS Co. Ltd.	165,971	6,009
Mitsui Engineering & Shipbuilding Co. Ltd.	399,246	5,969
Trusco Nakayama Corp.	204,800	5,965
^ Nissha Co. Ltd.	204,700	5,936
Ci:z Holdings Co. Ltd.	116,100	5,920
^ Chiyoda Corp.	805,139	5,918
Fujitec Co. Ltd.	409,000	5,899
Sangetsu Corp.	319,800	5,886
Sakata Seed Corp.	169,500	5,876
Hitachi Transport System Ltd.	225,636	5,871
Keiyo Bank Ltd.	1,284,367	5,868
Toyo Ink SC Holdings Co. Ltd.	993,000	5,866
Noevir Holdings Co. Ltd.	78,900	5,851
Kiyo Bank Ltd.	350,900	5,821
Round One Corp.	344,700	5,786
Kandenko Co. Ltd.	550,811	5,785
Musashino Bank Ltd.	173,180	5,771
Yoshinoya Holdings Co. Ltd.	339,300	5,756
Maruha Nichiro Corp.	190,700	5,751
Daiseki Co. Ltd.	205,500	5,714
Hitachi Capital Corp.	226,296	5,675
United Arrows Ltd.	139,500	5,657
Prima Meat Packers Ltd.	762,000	5,588
Fancl Corp.	188,800	5,576
Kotobuki Spirits Co. Ltd.	100,100	5,569
Juroku Bank Ltd.	189,415	5,565
Yaoko Co. Ltd.	114,100	5,562
Tokai Rika Co. Ltd.	263,592	5,531
Unipres Corp.	205,600	5,515
^ GungHo Online Entertainment Inc.	1,999,900	5,488
Yamato Kogyo Co. Ltd.	189,331	5,484
^ GMO Internet Inc.	323,000	5,481
Onward Holdings Co. Ltd.	623,149	5,386
Takuma Co. Ltd.	385,200	5,383
Mochida Pharmaceutical Co. Ltd.	69,008	5,273
Ogaki Kyoritsu Bank Ltd.	208,900	5,273

29

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Hyakugo Bank Ltd.	1,107,585	5,270
	TOKAI Holdings Corp.	619,200	5,258
	Okasan Securities Group Inc.	851,284	5,252
	Mitsubishi Pencil Co. Ltd.	240,400	5,249
	Koei Tecmo Holdings Co. Ltd.	259,400	5,228
	Senshu Ikeda Holdings Inc.	1,417,990	5,218
	Heiwa Corp.	275,936	5,177
	Nippon Seiki Co. Ltd.	240,900	5,168
	Kyoritsu Maintenance Co. Ltd.	128,100	5,167
	Lasertec Corp.	205,400	5,158
^	Sanrio Co. Ltd.	308,566	5,155
	Kumagai Gumi Co. Ltd.	184,400	5,144
^,*	Aiful Corp.	1,500,461	5,139
	Taikisha Ltd.	151,900	5,127
	Joyful Honda Co. Ltd.	164,000	5,095
	Ryosan Co. Ltd.	132,400	5,080
	Daihen Corp.	537,000	5,072
	Tokyo Dome Corp.	497,700	5,031
^	Tsubaki Nakashima Co. Ltd.	210,985	5,015
^	Daio Paper Corp.	375,000	4,954
	Hokkoku Bank Ltd.	124,539	4,946
	Totetsu Kogyo Co. Ltd.	149,100	4,943
	Gunze Ltd.	86,400	4,935
	Okinawa Electric Power Co. Inc.	189,475	4,927
	FCC Co. Ltd.	186,700	4,890
	Eizo Corp.	103,800	4,877
^	Orient Corp.	3,060,930	4,876
	Kissei Pharmaceutical Co. Ltd.	172,089	4,865
	North Pacific Bank Ltd.	1,454,317	4,861
	Paramount Bed Holdings Co. Ltd.	98,300	4,858
	Maxell Holdings Ltd.	228,000	4,854
	Exedy Corp.	157,343	4,848
	Makino Milling Machine Co. Ltd.	478,000	4,817
	TPR Co. Ltd.	145,300	4,799
	Nippon Soda Co. Ltd.	720,000	4,787
	KH Neochem Co. Ltd.	186,700	4,776
	Seiren Co. Ltd.	241,900	4,728
	Nomura Co. Ltd.	207,100	4,718
	Keihin Corp.	232,000	4,712
	Daikyonishikawa Corp.	291,400	4,712
	NS Solutions Corp.	172,304	4,710
	Bank of Okinawa Ltd.	115,720	4,703
	Tokyo Broadcasting System Holdings Inc.	188,482	4,698
	Nippon Television Holdings Inc.	272,800	4,667
	San-A Co. Ltd.	96,100	4,643
	Valor Holdings Co. Ltd.	198,900	4,640
	Matsui Securities Co. Ltd.	549,752	4,631
	Hyakujushi Bank Ltd.	1,398,958	4,630
	Token Corp.	39,200	4,627
	KYORIN Holdings Inc.	247,189	4,613
	Arcs Co. Ltd.	198,263	4,612
	Saizeriya Co. Ltd.	137,500	4,601
	Digital Garage Inc.	174,100	4,589
	Toshiba Machine Co. Ltd.	615,000	4,573
	Ai Holdings Corp.	189,500	4,564
	Hogy Medical Co. Ltd.	60,200	4,555
	Tokyo Steel Manufacturing Co. Ltd.	507,000	4,543
	Daiwabo Holdings Co. Ltd.	110,564	4,537
	Shibuya Corp.	109,600	4,527
^	EDION Corp.	387,800	4,509
	Nippon Steel & Sumikin Bussan Corp.	74,300	4,500
	Kusuri no Aoki Holdings Co. Ltd.	85,000	4,497
	Hitachi Zosen Corp.	854,500	4,488
	Mirait Holdings Corp.	299,900	4,459

30

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Nanto Bank Ltd.	166,135	4,458
	Kanamoto Co. Ltd.	143,700	4,446
	Yodogawa Steel Works Ltd.	143,700	4,441
	DCM Holdings Co. Ltd.	475,000	4,422
	Hosiden Corp.	299,800	4,411
	Sumitomo Mitsui Construction Co. Ltd.	790,920	4,408
	Japan Petroleum Exploration Co. Ltd.	165,781	4,382
*	Nippon Sheet Glass Co. Ltd.	483,200	4,376
	Hokuetsu Kishu Paper Co. Ltd.	731,800	4,367
	Central Glass Co. Ltd.	204,600	4,335
	Nichicon Corp.	332,100	4,332
	S Foods Inc.	95,400	4,329
	Komeri Co. Ltd.	149,848	4,327
	Nitto Boseki Co. Ltd.	150,300	4,324
	Takeuchi Manufacturing Co. Ltd.	182,600	4,315
	Alpine Electronics Inc.	208,500	4,306
	Meidensha Corp.	1,043,000	4,302
	Kato Sangyo Co. Ltd.	117,300	4,293
	NSD Co. Ltd.	201,000	4,279
	Starts Corp. Inc.	163,700	4,276
	Toridoll Holdings Corp.	114,800	4,271
^	JINS Inc.	80,900	4,247
	Obara Group Inc.	62,000	4,243
	SMS Co. Ltd.	134,800	4,237
	Yamazen Corp.	358,700	4,219
	Nippon Flour Mills Co. Ltd.	275,500	4,219
	Zenrin Co. Ltd.	124,893	4,197
^	Ichigo Inc.	1,104,800	4,174
	San-Ai Oil Co. Ltd.	287,100	4,174
	Sumitomo Warehouse Co. Ltd.	574,000	4,142
	Descente Ltd.	240,100	4,135
	Senko Group Holdings Co. Ltd.	569,700	4,115
	Toshiba TEC Corp.	652,252	4,103
	TOMONY Holdings Inc.	798,600	4,099
	Wacom Co. Ltd.	758,500	4,096
	ZERIA Pharmaceutical Co. Ltd.	214,700	4,095
	Taiyo Holdings Co. Ltd.	92,200	4,095
	Nissin Kogyo Co. Ltd.	205,900	4,075
	Nippon Densetsu Kogyo Co. Ltd.	188,100	4,068
	Sanken Electric Co. Ltd.	567,000	4,068
	As One Corp.	65,000	4,064
	MOS Food Services Inc.	132,800	4,053
	Seiko Holdings Corp.	139,400	4,047
	Morita Holdings Corp.	214,900	4,039
	Okamoto Industries Inc.	397,000	4,022
	Futaba Corp.	192,300	4,014
	IBJ Leasing Co. Ltd.	156,100	3,983
	Nojima Corp.	166,600	3,978
	EPS Holdings Inc.	175,200	3,957
	Kintetsu World Express Inc.	190,800	3,944
	Nisshin Steel Co. Ltd.	240,491	3,938
	Chudenko Corp.	135,200	3,931
	Takara Standard Co. Ltd.	242,800	3,915
	Piolax Inc.	130,400	3,864
^,*	Japan Display Inc.	1,911,597	3,856
	Shinmaywa Industries Ltd.	405,000	3,851
	Optex Group Co. Ltd.	73,200	3,851
	Eiken Chemical Co. Ltd.	80,500	3,844
	Japan Aviation Electronics Industry Ltd.	227,508	3,836
	Tokyo TY Financial Group Inc.	132,700	3,833
^	Siix Corp.	89,300	3,826
	Ryobi Ltd.	134,800	3,822
	Nisshin Oillio Group Ltd.	126,200	3,819
	V Technology Co. Ltd.	23,700	3,817

31

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Sushiro Global Holdings Ltd.	95,000	3,804
^ UACJ Corp.	144,700	3,773
Aeon Delight Co. Ltd.	100,800	3,770
Financial Products Group Co. Ltd.	310,400	3,761
Aida Engineering Ltd.	308,100	3,760
Sato Holdings Corp.	122,300	3,710
Pacific Industrial Co. Ltd.	238,300	3,697
Nitta Corp.	96,100	3,696
Toei Co. Ltd.	36,600	3,689
Fuji Media Holdings Inc.	234,700	3,684
Yokogawa Bridge Holdings Corp.	157,100	3,669
Japan Material Co. Ltd.	101,400	3,666
Funai Soken Holdings Inc.	163,900	3,664
Toho Zinc Co. Ltd.	67,600	3,656
Yamanashi Chuo Bank Ltd.	836,000	3,637
Kitz Corp.	468,100	3,620
Musashi Seimitsu Industry Co. Ltd.	113,600	3,614
Fuji Soft Inc.	112,700	3,612
^ Royal Holdings Co. Ltd.	131,200	3,609
Transcosmos Inc.	141,400	3,607
Noritz Corp.	184,200	3,607
Goldwin Inc.	45,500	3,601
^ Atom Corp.	432,300	3,591
Macnica Fuji Electronics Holdings Inc.	163,700	3,564
^ Fuji Kyuko Co. Ltd.	122,700	3,529
DTS Corp.	107,700	3,503
* Ishihara Sangyo Kaisha Ltd.	185,400	3,498
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	70,100	3,497
Inabata & Co. Ltd.	229,800	3,476
Arata Corp.	63,800	3,472
Nippon Signal Company Ltd.	326,600	3,471
Kumiai Chemical Industry Co. Ltd.	515,904	3,459
Doutor Nichires Holdings Co. Ltd.	140,100	3,455
Kurabo Industries Ltd.	1,064,000	3,450
Mitsui Sugar Co. Ltd.	81,600	3,441
Komori Corp.	245,100	3,439
Toshiba Plant Systems & Services Corp.	183,600	3,420
Tokyu Construction Co. Ltd.	350,400	3,409
Bank of Nagoya Ltd.	87,500	3,405
Sakata INX Corp.	213,500	3,401
Furukawa Co. Ltd.	166,400	3,400
TSI Holdings Co. Ltd.	462,500	3,400
Earth Chemical Co. Ltd.	67,500	3,397
JCR Pharmaceuticals Co. Ltd.	72,300	3,395
Hitachi Kokusai Electric Inc.	123,000	3,388
Menicon Co. Ltd.	121,500	3,381
Joshin Denki Co. Ltd.	95,000	3,374
Unizo Holdings Co. Ltd.	124,500	3,374
Mani Inc.	110,600	3,365
Yamagata Bank Ltd.	154,200	3,361
Nikkiso Co. Ltd.	308,300	3,359
Noritake Co. Ltd.	66,400	3,356
Hiday Hidaka Corp.	109,328	3,346
^ Ichibanya Co. Ltd.	82,700	3,333
Sanyo Denki Co. Ltd.	46,600	3,333
Infomart Corp.	558,000	3,321
Heiwa Real Estate Co. Ltd.	184,500	3,319
Tsugami Corp.	259,000	3,317
Justsystems Corp.	174,100	3,307
^ Aomori Bank Ltd.	103,900	3,295
Nichi-iko Pharmaceutical Co. Ltd.	214,000	3,294
Benefit One Inc.	157,500	3,293
Bank of Iwate Ltd.	82,600	3,285
Chiyoda Co. Ltd.	122,300	3,284

32

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Toho Bank Ltd.	936,900	3,283
	Heiwado Co. Ltd.	157,500	3,268
	Nissan Shatai Co. Ltd.	318,865	3,255
	Kameda Seika Co. Ltd.	70,800	3,245
	Takara Bio Inc.	232,800	3,242
	Nagaileben Co. Ltd.	128,900	3,230
	Showa Sangyo Co. Ltd.	123,600	3,216
	Idec Corp.	134,600	3,201
	Star Micronics Co. Ltd.	185,600	3,200
	Dexerials Corp.	247,200	3,189
	NEC Networks & System Integration Corp.	121,100	3,180
	Milbon Co. Ltd.	94,600	3,175
	Asahi Diamond Industrial Co. Ltd.	277,200	3,159
	Shindengen Electric Manufacturing Co. Ltd.	40,000	3,153
	Create SD Holdings Co. Ltd.	117,300	3,147
	Yuasa Trading Co. Ltd.	86,500	3,139
	Sanyo Special Steel Co. Ltd.	122,300	3,127
	Sintokogio Ltd.	245,200	3,125
	Japan Wool Textile Co. Ltd.	324,100	3,124
	Chubu Shiryo Co. Ltd.	139,900	3,104
*	Pioneer Corp.	1,523,900	3,079
	Kura Corp.	52,600	3,077
^,*	Macromill Inc.	129,100	3,074
	Gree Inc.	490,153	3,072
	Showa Corp.	247,500	3,066
	Koa Corp.	148,500	3,059
	Oita Bank Ltd.	78,000	3,030
	Belluna Co. Ltd.	246,100	3,024
	Max Co. Ltd.	211,000	3,018
^	ASKUL Corp.	106,000	3,000
	Oiles Corp.	150,100	3,000
	Daikyo Inc.	154,357	2,989
	United Super Markets Holdings Inc.	294,000	2,983
^,*	euglena Co. Ltd.	316,800	2,960
	Tocalo Co. Ltd.	66,300	2,947
	Jaccs Co. Ltd.	126,000	2,939
	Mitsuboshi Belting Ltd.	214,000	2,934
	Tamura Corp.	390,000	2,933
	Tokyotokeiba Co. Ltd.	77,300	2,921
	TKC Corp.	79,900	2,918
	Saibu Gas Co. Ltd.	116,900	2,917
^	Shoei Foods Corp.	68,700	2,913
	Sanyo Chemical Industries Ltd.	55,700	2,911
	Adastria Co. Ltd.	143,900	2,907
^	Daibiru Corp.	230,800	2,900
	Systena Corp.	90,800	2,897
	SKY Perfect JSAT Holdings Inc.	632,567	2,895
	Asahi Holdings Inc.	154,300	2,893
	Geo Holdings Corp.	149,400	2,889
	Belc Co. Ltd.	47,800	2,877
	Kohnan Shoji Co. Ltd.	133,000	2,867
	Sekisui Jushi Corp.	140,800	2,867
	Fukui Bank Ltd.	119,400	2,863
	Seikagaku Corp.	192,500	2,856
	TOC Co. Ltd.	335,000	2,856
	Kadokawa Dwango Corp.	230,300	2,840
	Topy Industries Ltd.	92,300	2,839
	Maruwa Co. Ltd.	42,500	2,835
	KOMEDA Holdings Co. Ltd.	153,900	2,833
^	Kanto Denka Kogyo Co. Ltd.	233,800	2,829
	AOKI Holdings Inc.	192,100	2,818
	Mitsuba Corp.	187,600	2,814
	Konoike Transport Co. Ltd.	159,000	2,812
	Futaba Industrial Co. Ltd.	301,800	2,801

33

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
J Trust Co. Ltd.	429,886	2,796
Shinko Electric Industries Co. Ltd.	345,869	2,795
Koshidaka Holdings Co. Ltd.	59,639	2,789
^ Megachips Corp.	93,400	2,788
Prestige International Inc.	218,200	2,779
Bunka Shutter Co. Ltd.	289,300	2,779
Wakita & Co. Ltd.	226,500	2,771
^ Sodick Co. Ltd.	213,600	2,767
Ringer Hut Co. Ltd.	121,200	2,752
Tachi-S Co. Ltd.	150,800	2,751
Foster Electric Co. Ltd.	110,800	2,742
Mizuno Corp.	93,300	2,741
Matsuya Co. Ltd.	198,700	2,735
Monex Group Inc.	964,000	2,724
Nippon Thompson Co. Ltd.	342,000	2,724
^ W-Scope Corp.	131,700	2,721
Modec Inc.	105,400	2,716
YAMABIKO Corp.	171,900	2,714
JCU Corp.	55,800	2,711
Fujimori Kogyo Co. Ltd.	76,400	2,710
Create Restaurants Holdings Inc.	229,600	2,706
Shikoku Chemicals Corp.	167,000	2,705
Nissin Electric Co. Ltd.	231,900	2,692
Plenus Co. Ltd.	123,500	2,690
Kisoji Co. Ltd.	108,600	2,677
Miyazaki Bank Ltd.	78,600	2,675
Eagle Industry Co. Ltd.	143,000	2,667
Sanki Engineering Co. Ltd.	219,400	2,667
Iino Kaiun Kaisha Ltd.	473,900	2,662
NichiiGakkan Co. Ltd.	208,500	2,660
Press Kogyo Co. Ltd.	440,800	2,660
Miroku Jyoho Service Co. Ltd.	98,900	2,659
Kyokuto Kaihatsu Kogyo Co. Ltd.	151,000	2,655
Axial Retailing Inc.	70,700	2,655
Fuso Chemical Co. Ltd.	97,500	2,643
Nishimatsuya Chain Co. Ltd.	237,700	2,640
Dip Corp.	102,200	2,634
* Toa Corp.	97,700	2,633
Marusan Securities Co. Ltd.	294,100	2,631
Life Corp.	97,500	2,626
BML Inc.	105,600	2,625
Raito Kogyo Co. Ltd.	229,600	2,622
LIFULL Co. Ltd.	293,600	2,618
Tosho Co. Ltd.	81,000	2,615
Internet Initiative Japan Inc.	142,900	2,606
Ohsho Food Service Corp.	54,500	2,606
Doshisha Co. Ltd.	121,900	2,592
Shikoku Bank Ltd.	183,200	2,580
Sinfonia Technology Co. Ltd.	669,000	2,579
Kaga Electronics Co. Ltd.	94,300	2,577
Bank of the Ryukyus Ltd.	171,600	2,570
* Sanden Holdings Corp.	128,300	2,569
Japan Securities Finance Co. Ltd.	454,200	2,568
Ichikoh Industries Ltd.	289,400	2,565
Chugoku Marine Paints Ltd.	307,000	2,563
^ COLOPL Inc.	236,285	2,561
Juki Corp.	155,600	2,560
Fukushima Industries Corp.	57,500	2,534
Anicom Holdings Inc.	78,400	2,525
Nissei ASB Machine Co. Ltd.	41,400	2,523
Marudai Food Co. Ltd.	561,000	2,517
Hokuetsu Bank Ltd.	109,400	2,514
^ Nippon Chemi-Con Corp.	81,200	2,511
Fujicco Co. Ltd.	112,700	2,510

34

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Bando Chemical Industries Ltd.	214,200	2,510
JVC Kenwood Corp.	732,000	2,510
^ Investors Cloud Co. Ltd.	169,500	2,505
Nippon Ceramic Co. Ltd.	97,400	2,496
YA-MAN Ltd.	148,000	2,485
Towa Bank Ltd.	181,200	2,454
Sogo Medical Co. Ltd.	46,600	2,452
Relia Inc.	209,900	2,449
Konishi Co. Ltd.	130,800	2,445
^ KLab Inc.	154,300	2,445
Sumitomo Seika Chemicals Co. Ltd.	44,000	2,440
T-Gaia Corp.	104,700	2,430
^ Nippon Denko Co. Ltd.	583,800	2,429
Hibiya Engineering Ltd.	114,000	2,427
Nippon Carbon Co. Ltd.	54,099	2,423
Riken Corp.	43,000	2,422
Elecom Co. Ltd.	105,100	2,420
Shizuoka Gas Co. Ltd.	284,200	2,409
Takasago International Corp.	74,200	2,402
Yondoshi Holdings Inc.	90,500	2,398
Hosokawa Micron Corp.	33,500	2,396
ESPEC Corp.	95,000	2,396
Kenko Mayonnaise Co. Ltd.	66,100	2,390
T Hasegawa Co. Ltd.	113,700	2,368
Riso Kagaku Corp.	124,500	2,364
Tsukishima Kikai Co. Ltd.	177,100	2,363
Trancom Co. Ltd.	33,600	2,359
DyDo Group Holdings Inc.	44,700	2,359
Towa Pharmaceutical Co. Ltd.	43,200	2,353
OBIC Business Consultants Co. Ltd.	40,400	2,351
Ricoh Leasing Co. Ltd.	68,000	2,348
TV Asahi Holdings Corp.	115,930	2,325
G-Tekt Corp.	113,200	2,321
^ Mitsui High-Tec Inc.	128,000	2,314
Nishio Rent All Co. Ltd.	71,400	2,314
Nittetsu Mining Co. Ltd.	31,600	2,312
Nippon Koei Co. Ltd.	74,500	2,309
* DA Consortium Holdings Inc.	116,700	2,305
^ Fuji Co. Ltd.	106,900	2,301
Tsukui Corp.	255,300	2,291
kabu.com Securities Co. Ltd.	735,100	2,289
Akita Bank Ltd.	83,000	2,284
Sakai Moving Service Co. Ltd.	46,400	2,282
Aichi Steel Corp.	57,100	2,281
^ Zojirushi Corp.	223,300	2,273
Bell System24 Holdings Inc.	179,700	2,259
Enplas Corp.	54,500	2,257
^ Noritsu Koki Co. Ltd.	102,500	2,247
Chofu Seisakusho Co. Ltd.	97,400	2,246
^ Osaka Soda Co. Ltd.	87,800	2,243
Qol Co. Ltd.	119,500	2,240
Avex Inc.	157,500	2,238
Shinko Plantech Co. Ltd.	210,300	2,224
Toppan Forms Co. Ltd.	196,291	2,218
Itochu Enex Co. Ltd.	229,900	2,211
Toyo Tanso Co. Ltd.	70,500	2,210
Jeol Ltd.	390,000	2,203
Yellow Hat Ltd.	73,000	2,202
Hamakyorex Co. Ltd.	77,000	2,202
Takamatsu Construction Group Co. Ltd.	78,100	2,199
VT Holdings Co. Ltd.	440,000	2,188
^ CMK Corp.	241,600	2,182
Sanshin Electronics Co. Ltd.	127,400	2,170
Nitto Kogyo Corp.	133,600	2,141

35

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Japan Pulp & Paper Co. Ltd.	55,300	2,120
	Clarion Co. Ltd.	571,000	2,120
	Sanyo Electric Railway Co. Ltd.	83,800	2,119
	Aichi Bank Ltd.	44,700	2,118
*	Intage Holdings Inc.	162,800	2,113
	Sakai Chemical Industry Co. Ltd.	79,000	2,111
	Teikoku Sen-I Co. Ltd.	105,000	2,105
	St. Marc Holdings Co. Ltd.	76,200	2,098
	Kasai Kogyo Co. Ltd.	127,400	2,095
	Pressance Corp.	157,100	2,095
	Arcland Sakamoto Co. Ltd.	128,700	2,083
	Eighteenth Bank Ltd.	811,000	2,083
	Toyo Construction Co. Ltd.	356,800	2,080
^	Xebio Holdings Co. Ltd.	109,200	2,075
	FULLCAST Holdings Co. Ltd.	101,298	2,069
^	Kyoei Steel Ltd.	108,100	2,058
	Tokai Corp.	90,200	2,057
	Shin-Etsu Polymer Co. Ltd.	182,100	2,056
	Ehime Bank Ltd.	171,700	2,050
	Fujimi Inc.	97,300	2,043
	Hokuto Corp.	112,300	2,043
*	Unitika Ltd.	278,400	2,042
	Tekken Corp.	67,400	2,042
*	Mitsui-Soko Holdings Co. Ltd.	599,000	2,042
	Mitsubishi Shokuhin Co. Ltd.	69,400	2,033
	Nippon Valqua Industries Ltd.	74,400	2,031
	Tsurumi Manufacturing Co. Ltd.	110,000	2,026
*	LIXIL VIVA Corp.	117,700	2,025
	Yokohama Reito Co. Ltd.	194,700	2,017
	Yorozu Corp.	94,100	2,016
	Canon Electronics Inc.	92,400	2,016
	Aisan Industry Co. Ltd.	172,200	2,016
	Taihei Dengyo Kaisha Ltd.	78,100	2,014
	Inageya Co. Ltd.	120,300	2,011
	Pack Corp.	62,300	2,007
^	PIA Corp.	31,300	2,002
	IDOM Inc.	282,200	1,998
	Ichiyoshi Securities Co. Ltd.	175,300	1,995
	JSP Corp.	58,300	1,994
^,*	Pacific Metals Co. Ltd.	71,999	1,994
	Maeda Kosen Co. Ltd.	108,000	1,992
^,*	M&A Capital Partners Co. Ltd.	30,500	1,989
	Riken Keiki Co. Ltd.	86,400	1,987
	Dai Nippon Toryo Co. Ltd.	124,200	1,982
	Daiho Corp.	398,000	1,977
	Sankyo Tateyama Inc.	130,800	1,976
	Okabe Co. Ltd.	207,200	1,974
	Kamei Corp.	114,100	1,972
	Nohmi Bosai Ltd.	108,200	1,970
^	Minato Bank Ltd.	104,000	1,950
	Tochigi Bank Ltd.	484,200	1,946
	Tanseisha Co. Ltd.	172,900	1,945
^	Pasona Group Inc.	96,000	1,943
	Broadleaf Co. Ltd.	208,900	1,942
	Digital Arts Inc.	48,600	1,937
	Warabeya Nichiyo Holdings Co. Ltd.	68,400	1,937
	ASKA Pharmaceutical Co. Ltd.	109,500	1,930
	Cosel Co. Ltd.	116,400	1,910
	Sinko Industries Ltd.	98,700	1,904
	Sumitomo Riko Co. Ltd.	176,900	1,888
^	Istyle Inc.	242,300	1,887
	Iseki & Co. Ltd.	74,600	1,880
	Dai-Dan Co. Ltd.	70,000	1,871
	Nissei Build Kogyo Co. Ltd.	143,000	1,869

36

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Takara Leben Co. Ltd.	423,300	1,868
Giken Ltd.	71,300	1,864
Rock Field Co. Ltd.	102,400	1,855
Kato Works Co. Ltd.	61,200	1,854
Daiken Corp.	71,200	1,851
Fujibo Holdings Inc.	56,100	1,851
Alpen Co. Ltd.	85,900	1,848
Ryoyo Electro Corp.	100,900	1,846
^ Starzen Co. Ltd.	38,000	1,840
Arcland Service Holdings Co. Ltd.	77,400	1,828
Vector Inc.	124,400	1,825
PAL GROUP Holdings Co. Ltd.	58,100	1,822
Sekisui Plastics Co. Ltd.	137,600	1,811
Neturen Co. Ltd.	164,400	1,798
Toyo Kanetsu KK	44,000	1,785
Kanematsu Electronics Ltd.	59,500	1,784
Mitsuuroko Group Holdings Co. Ltd.	226,900	1,780
Shinko Shoji Co. Ltd.	94,600	1,779
Anest Iwata Corp.	158,600	1,772
Kyokuyo Co. Ltd.	46,500	1,771
Union Tool Co.	48,200	1,765
^ Sumida Corp.	103,067	1,763
^ Link And Motivation Inc.	216,200	1,763
Torii Pharmaceutical Co. Ltd.	65,200	1,748
Arakawa Chemical Industries Ltd.	84,900	1,747
J-Oil Mills Inc.	50,000	1,745
Meisei Industrial Co. Ltd.	237,100	1,741
SMK Corp.	309,000	1,740
CONEXIO Corp.	83,500	1,734
Key Coffee Inc.	89,600	1,729
^ OSAKA Titanium Technologies Co. Ltd.	94,000	1,724
* Kintetsu Department Store Co. Ltd.	47,100	1,722
Tokushu Tokai Paper Co. Ltd.	45,500	1,717
Daito Pharmaceutical Co. Ltd.	60,600	1,709
Denki Kogyo Co. Ltd.	60,400	1,708
Nippon Road Co. Ltd.	29,200	1,704
Achilles Corp.	80,500	1,702
Daido Metal Co. Ltd.	172,300	1,701
Tonami Holdings Co. Ltd.	33,600	1,699
^ Yushin Precision Equipment Co. Ltd.	59,100	1,684
F@N Communications Inc.	211,900	1,683
Matsuya Foods Co. Ltd.	45,500	1,681
^ Kansai Urban Banking Corp.	129,100	1,680
Feed One Co. Ltd.	713,800	1,675
MCJ Co. Ltd.	159,800	1,672
^ Toho Titanium Co. Ltd.	157,800	1,672
UKC Holdings Corp.	75,800	1,668
^ Goldcrest Co. Ltd.	82,600	1,666
^ Micronics Japan Co. Ltd.	161,700	1,664
LEC Inc.	62,500	1,658
Nissin Corp.	58,800	1,651
FIDEA Holdings Co. Ltd.	905,100	1,645
Tamron Co. Ltd.	76,200	1,634
Sumitomo Densetsu Co. Ltd.	76,800	1,633
Jimoto Holdings Inc.	954,300	1,631
^ Katakura Industries Co. Ltd.	119,600	1,629
Vital KSK Holdings Inc.	178,100	1,628
^ Gurunavi Inc.	137,300	1,627
Kyokuto Securities Co. Ltd.	110,600	1,627
Fukuda Corp.	27,000	1,624
Roland DG Corp.	59,800	1,602
Wowow Inc.	54,400	1,599
Daiwa Industries Ltd.	138,900	1,590
Keihanshin Building Co. Ltd.	201,900	1,588

37

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
Namura Shipbuilding Co. Ltd.	256,800	1,580
* Hochiki Corp.	73,300	1,577
Aeon Fantasy Co. Ltd.	35,400	1,566
Itochu-Shokuhin Co. Ltd.	28,500	1,565
Riken Vitamin Co. Ltd.	39,300	1,564
Bank of Saga Ltd.	68,500	1,561
Okuwa Co. Ltd.	151,000	1,561
Mimasu Semiconductor Industry Co. Ltd.	81,700	1,561
Chiyoda Integre Co. Ltd.	64,200	1,560
Fuji Pharma Co. Ltd.	40,200	1,549
Daisan Bank Ltd.	96,500	1,545
Rokko Butter Co. Ltd.	63,600	1,537
Amuse Inc.	54,200	1,535
Osaki Electric Co. Ltd.	212,700	1,534
Yakuodo Co. Ltd.	55,100	1,533
OSJB Holdings Corp.	510,700	1,520
Nagatanien Holdings Co. Ltd.	120,000	1,516
Maruzen Showa Unyu Co. Ltd.	336,000	1,508
Cawachi Ltd.	61,000	1,505
^ Stella Chemifa Corp.	45,400	1,492
Tsukuba Bank Ltd.	435,900	1,490
Mitsubishi Logisnext Co. Ltd.	168,300	1,488
^ Hodogaya Chemical Co. Ltd.	28,200	1,488
Nitto Kohki Co. Ltd.	58,400	1,477
^ Nippon Yakin Kogyo Co. Ltd.	687,100	1,476
Onoken Co. Ltd.	81,600	1,470
METAWATER Co. Ltd.	56,700	1,467
Nippon Kanzai Co. Ltd.	80,300	1,462
Tosei Corp.	148,600	1,446
^ BRONCO BILLY Co. Ltd.	48,600	1,444
Denyo Co. Ltd.	80,800	1,441
Happinet Corp.	74,100	1,438
Itoki Corp.	194,500	1,437
Komatsu Seiren Co. Ltd.	174,200	1,436
Daiichi Jitsugyo Co. Ltd.	47,400	1,430
^ Marvelous Inc.	155,300	1,430
Kyosan Electric Manufacturing Co. Ltd.	220,000	1,425
Tenma Corp.	72,300	1,418
* Kappa Create Co. Ltd.	124,700	1,415
Kurimoto Ltd.	69,900	1,410
Toa Corp.	112,100	1,409
^ eRex Co. Ltd.	149,500	1,405
Seika Corp.	52,000	1,400
CI Takiron Corp.	195,000	1,388
Nippon Beet Sugar Manufacturing Co. Ltd.	57,000	1,379
Nihon Nohyaku Co. Ltd.	233,200	1,377
Mitsubishi Steel Manufacturing Co. Ltd.	55,500	1,376
Chukyo Bank Ltd.	66,500	1,375
Nippon Parking Development Co. Ltd.	801,200	1,362
Nichiden Corp.	66,300	1,361
KFC Holdings Japan Ltd.	76,320	1,360
Yurtec Corp.	159,000	1,357
WATAMI Co. Ltd.	92,700	1,353
Chiba Kogyo Bank Ltd.	271,400	1,348
SRA Holdings	37,600	1,345
JAC Recruitment Co. Ltd.	69,200	1,341
^ Toyo Engineering Corp.	116,300	1,340
Michinoku Bank Ltd.	84,100	1,338
Teikoku Electric Manufacturing Co. Ltd.	95,800	1,332
Shinwa Co. Ltd.	55,300	1,331
Kanaden Corp.	105,800	1,331
Ministop Co. Ltd.	61,600	1,330
* Studio Alice Co. Ltd.	52,600	1,330
NS United Kaiun Kaisha Ltd.	54,200	1,315

38

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Fuji Oil Co. Ltd.	236,800	1,311
	Riken Technos Corp.	236,600	1,308
	Information Services International-Dentsu Ltd.	57,600	1,301
^	Fujiya Co. Ltd.	56,000	1,300
	Ines Corp.	125,500	1,300
	Oyo Corp.	101,600	1,299
	Mie Bank Ltd.	57,700	1,295
	ST Corp.	53,900	1,291
	Tatsuta Electric Wire and Cable Co. Ltd.	161,600	1,285
^	Hito Communications Inc.	49,900	1,281
	Icom Inc.	54,600	1,277
	Tokyo Energy & Systems Inc.	109,600	1,273
^	Keiyo Co. Ltd.	209,900	1,270
	Uchida Yoko Co. Ltd.	45,100	1,263
	Hioki EE Corp.	49,600	1,261
	Toho Co. Ltd.	49,000	1,252
	Mie Kotsu Group Holdings Inc.	290,500	1,244
	Okura Industrial Co. Ltd.	202,000	1,237
	Mitani Sekisan Co. Ltd.	51,100	1,236
	Melco Holdings Inc.	35,900	1,232
	Jamco Corp.	51,900	1,221
^	PC Depot Corp.	159,300	1,218
^	COOKPAD Inc.	226,400	1,217
^	GCA Corp.	121,500	1,216
	Tokyo Rope Manufacturing Co. Ltd.	73,600	1,213
	Ateam Inc.	50,600	1,213
	ASAHI YUKIZAI Corp.	65,200	1,213
	Sanyo Shokai Ltd.	61,400	1,212
	Mitsubishi Research Institute Inc.	34,600	1,211
	Kita-Nippon Bank Ltd.	44,300	1,209
	Aiphone Co. Ltd.	69,600	1,209
	T RAD Co. Ltd.	34,000	1,206
	Parco Co. Ltd.	87,400	1,204
	Zuken Inc.	71,200	1,200
^	Torishima Pump Manufacturing Co. Ltd.	113,800	1,199
^	Fujita Kanko Inc.	38,300	1,199
	Ryoden Corp.	74,000	1,197
^	KAWADA TECHNOLOGIES Inc.	21,000	1,186
	Kyodo Printing Co. Ltd.	36,700	1,180
	Advan Co. Ltd.	121,600	1,175
	K&O Energy Group Inc.	69,600	1,168
	Sun Frontier Fudousan Co. Ltd.	102,600	1,165
	Hisaka Works Ltd.	109,800	1,165
	Sac's Bar Holdings Inc.	94,200	1,163
	Gakken Holdings Co. Ltd.	26,700	1,162
	AOI Electronics Co. Ltd.	22,600	1,161
^,*	Rorze Corp.	47,800	1,160
^	Yonex Co. Ltd.	179,100	1,149
	Toyo Corp.	130,800	1,147
	Mars Engineering Corp.	51,500	1,146
*	Nippon Sharyo Ltd.	381,000	1,145
	Chori Co. Ltd.	61,700	1,144
	Toyo Securities Co. Ltd.	407,000	1,144
	Taiho Kogyo Co. Ltd.	77,000	1,143
	Daikokutenbussan Co. Ltd.	25,700	1,140
	Fudo Tetra Corp.	700,700	1,136
	Kitagawa Iron Works Co. Ltd.	41,600	1,134
	Meiko Network Japan Co. Ltd.	95,800	1,133
^	Sagami Chain Co. Ltd.	90,300	1,130
	Toyo Kohan Co. Ltd.	260,700	1,126
	Central Sports Co. Ltd.	28,930	1,124
	Shimizu Bank Ltd.	39,200	1,124
	Matsuda Sangyo Co. Ltd.	68,300	1,122
	Aichi Corp.	151,900	1,121

39

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^	Kobe Bussan Co. Ltd.	29,000	1,110
	Toenec Corp.	36,600	1,110
	Organo Corp.	38,000	1,110
	Koatsu Gas Kogyo Co. Ltd.	131,000	1,107
	Osaka Steel Co. Ltd.	52,400	1,095
^,*	Senshukai Co. Ltd.	188,800	1,087
*	SWCC Showa Holdings Co. Ltd.	126,200	1,077
	Mito Securities Co. Ltd.	293,700	1,069
	Shinnihon Corp.	122,100	1,069
	Nihon Chouzai Co. Ltd.	35,000	1,066
	Halows Co. Ltd.	46,000	1,062
^	Nihon Trim Co. Ltd.	23,400	1,062
	Hakuto Co. Ltd.	61,700	1,061
	Kansai Super Market Ltd.	96,700	1,056
	Sanoh Industrial Co. Ltd.	131,300	1,052
	Fukui Computer Holdings Inc.	36,700	1,050
	Fuso Pharmaceutical Industries Ltd.	40,700	1,042
	Sinanen Holdings Co. Ltd.	43,600	1,041
*	Mitsubishi Paper Mills Ltd.	159,800	1,032
	Pronexus Inc.	73,600	1,031
	Toli Corp.	263,100	1,030
	Kanagawa Chuo Kotsu Co. Ltd.	31,700	1,027
	Tomoku Co. Ltd.	50,600	1,025
	Asunaro Aoki Construction Co. Ltd.	112,700	1,013
	Takaoka Toko Co. Ltd.	61,800	1,008
*	Akebono Brake Industry Co. Ltd.	369,700	1,007
	Fujitsu Frontech Ltd.	56,700	1,002
	Furuno Electric Co. Ltd.	134,500	998
	Yahagi Construction Co. Ltd.	114,700	998
	Future Corp.	91,800	992
^,*	U-Shin Ltd.	145,500	985
	Atsugi Co. Ltd.	85,600	984
	Dai-ichi Seiko Co. Ltd.	36,600	975
	Japan Cash Machine Co. Ltd.	96,800	975
	France Bed Holdings Co. Ltd.	102,700	969
	Japan Transcity Corp.	225,000	968
	Elematec Corp.	41,700	958
	Shibusawa Warehouse Co. Ltd.	53,200	955
	Tokyo Tekko Co. Ltd.	52,600	949
	Godo Steel Ltd.	45,000	943
	CMIC Holdings Co. Ltd.	52,600	940
	Hokkan Holdings Ltd.	232,000	937
	Gun-Ei Chemical Industry Co. Ltd.	27,100	936
	Mitsui Matsushima Co. Ltd.	64,100	927
	Yushiro Chemical Industry Co. Ltd.	61,600	921
	Maezawa Kyuso Industries Co. Ltd.	51,200	914
^	Chuetsu Pulp & Paper Co. Ltd.	50,500	912
	Taisei Lamick Co. Ltd.	32,500	911
	Nippon Coke & Engineering Co. Ltd.	784,500	896
^	Tokyo Individualized Educational Institute Inc.	104,100	896
	Sankyo Seiko Co. Ltd.	207,600	895
	Wellnet Corp.	85,300	893
*	KNT-CT Holdings Co. Ltd.	55,500	893
	NDS Co. Ltd.	23,200	883
	Asatsu-DK Inc.	27,240	878
	Honeys Holdings Co. Ltd.	83,700	876
	Artnature Inc.	125,800	874
	Alpha Systems Inc.	39,300	856
^	Toda Kogyo Corp.	21,000	852
^	Zuiko Corp.	24,400	836
	Chugai Ro Co. Ltd.	38,000	834
	Rhythm Watch Co. Ltd.	41,100	829
	Kitano Construction Corp.	230,000	828
	Maezawa Kasei Industries Co. Ltd.	75,000	827

40

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Corona Corp. Class A	65,400	826
	Mitsui Home Co. Ltd.	119,000	823
	Dunlop Sports Co. Ltd.	56,500	821
	Misawa Homes Co. Ltd.	92,700	814
	Krosaki Harima Corp.	19,400	813
	Fujikura Kasei Co. Ltd.	122,900	810
	Linical Co. Ltd.	56,600	805
^,*	Medical Data Vision Co. Ltd.	39,500	801
	CHIMNEY Co. Ltd.	31,300	793
^,*	FDK Corp.	410,000	776
	Tsutsumi Jewelry Co. Ltd.	39,700	774
^	JP-Holdings Inc.	275,400	773
	Yomiuri Land Co. Ltd.	17,600	773
	NEC Capital Solutions Ltd.	37,300	766
	Weathernews Inc.	25,700	758
	Gecoss Corp.	61,000	753
^,*	Japan Drilling Co. Ltd.	35,300	747
	MTI Ltd.	130,000	742
	Cybozu Inc.	151,300	742
	Hokkaido Gas Co. Ltd.	278,000	740
	Showa Aircraft Industry Co. Ltd.	56,400	724
	Kourakuen Holdings Corp.	44,300	722
^,*	Laox Co. Ltd.	137,100	709
^	Nihon Dempa Kogyo Co. Ltd.	100,400	700
	Nakayama Steel Works Ltd.	107,300	690
	Airport Facilities Co. Ltd.	117,200	685
	Daikoku Denki Co. Ltd.	43,700	683
	Takihyo Co. Ltd.	32,300	680
^	Toyo Denki Seizo KK	40,000	678
	Asahi Co. Ltd.	57,900	674
	Tosho Printing Co. Ltd.	73,500	665
	Inaba Seisakusho Co. Ltd.	51,300	662
	Chuo Spring Co. Ltd.	19,700	650
	Mitsubishi Kakoki Kaisha Ltd.	30,100	649
	Srg Takamiya Co. Ltd.	109,500	644
^	Funai Electric Co. Ltd.	82,300	635
^,*	Shin Nippon Biomedical Laboratories Ltd.	123,900	635
	Nihon Yamamura Glass Co. Ltd.	374,000	634
	Daisyo Corp.	39,700	620
	Tokyo Rakutenchi Co. Ltd.	11,300	612
	Cleanup Corp.	77,600	611
^	Fields Corp.	55,400	593
	Nippon Chemiphar Co. Ltd.	12,800	538
	Tv Tokyo Holdings Corp.	24,800	537
^	Right On Co. Ltd.	63,700	534
	Shimojima Co. Ltd.	46,500	519
	Tokyo Electron Device Ltd.	28,100	508
	Paris Miki Holdings Inc.	120,400	508
	CAC Holdings Corp.	53,700	505
	Sumitomo Precision Products Co. Ltd.	151,000	498
^	Kojima Co. Ltd.	150,700	495
^,*	Aplus Financial Co. Ltd.	370,100	361
	Kinki Sharyo Co. Ltd.	12,600	355
	Toa Oil Co. Ltd.	237,000	349
*	Yamada SxL Home Co. Ltd.	371,000	270
	Kobelco Eco-Solutions Co. Ltd.	3,000	53
			23,146,461
Mexico (0.0%)
*	Elis SA	348,827	9,544

Netherlands (2.8%)
	Unilever NV	8,145,315	458,610
	ING Groep NV	20,680,156	379,624
	ASML Holding NV	1,671,470	290,602

41

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Koninklijke Philips NV	4,992,651	188,518
	Koninklijke Ahold Delhaize NV	6,774,372	148,922
	Unibail-Rodamco SE	527,935	132,857
	Heineken NV	1,252,997	130,623
	Akzo Nobel NV	1,341,627	117,722
	RELX NV	4,707,472	108,199
*	ArcelorMittal	3,197,050	103,724
	Koninklijke DSM NV	930,344	88,871
	NN Group NV	1,795,783	77,675
	Wolters Kluwer NV	1,453,917	75,793
3	ABN AMRO Group NV	2,201,657	70,984
	Aegon NV	9,030,585	57,381
	Koninklijke KPN NV	16,104,829	56,227
	Heineken Holding NV	560,741	55,441
	Randstad Holding NV	585,576	35,931
^,*	Altice NV Class A	2,984,762	31,300
	ASR Nederland NV	751,971	30,957
	Aalberts Industries NV	511,108	25,967
	Gemalto NV	438,344	25,959
*	Galapagos NV	216,626	20,412
3	Philips Lighting NV	510,238	18,714
	IMCD Group NV	280,842	17,660
^	ASM International NV	244,852	16,536
	SBM Offshore NV	932,990	16,432
	Boskalis Westminster	427,850	16,123
	Koninklijke Vopak NV	350,310	15,345
	BE Semiconductor Industries NV	174,916	14,612
	TKH Group NV	225,801	14,342
	APERAM SA	273,475	14,049
^,*	OCI NV	507,260	12,793
	PostNL NV	2,270,865	11,085
	Eurocommercial Properties NV	249,744	10,891
	Wereldhave NV	216,090	10,360
	Corbion NV	319,621	10,353
3	Refresco Group NV	379,680	9,020
	Arcadis NV	367,182	8,388
3	GrandVision NV	258,488	6,603
*	TomTom NV	634,474	6,274
^	Koninklijke BAM Groep NV	1,319,533	6,056
	Wessanen	282,859	5,833
3	Intertrust NV	300,855	5,643
*	Fugro NV	354,094	5,512
*	Altice NV Class B	471,973	5,005
	Vastned Retail NV	97,229	4,818
*,3	Takeaway.com NV	67,894	4,145
	NSI NV	94,668	3,947
	Accell Group	137,101	3,855
	Koninklijke Volkerwessels NV	130,723	3,723
3	Flow Traders	153,892	3,688
*,3	Basic-Fit NV	125,927	3,036
*	ForFarmers NV	192,281	2,410
	Aegon NV	333,536	2,101
	Brunel International NV	103,877	1,891
	BinckBank NV	338,458	1,799
			3,005,341
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	2,975,413	30,187
	Spark New Zealand Ltd.	9,769,779	25,128
	Auckland International Airport Ltd.	4,920,233	22,585
*	a2 Milk Co. Ltd.	3,854,332	22,045
	Fletcher Building Ltd.	3,701,794	19,939
	Ryman Healthcare Ltd.	2,177,877	16,325
	Contact Energy Ltd.	3,834,682	15,105
	Meridian Energy Ltd.	6,468,134	13,416

42

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
*	Xero Ltd.	490,826	10,933
	Z Energy Ltd.	1,923,897	10,441
	SKYCITY Entertainment Group Ltd.	3,545,604	10,420
	Mercury NZ Ltd.	3,587,208	8,559
	Mainfreight Ltd.	425,273	7,650
	Kiwi Property Group Ltd.	7,382,256	7,350
	Trade Me Group Ltd.	2,130,786	7,308
	Chorus Ltd.	2,280,530	6,778
	EBOS Group Ltd.	463,278	6,085
	Air New Zealand Ltd.	2,658,685	6,003
^	Goodman Property Trust	5,689,257	5,563
	Infratil Ltd.	2,125,623	4,996
	Genesis Energy Ltd.	2,620,701	4,677
	Summerset Group Holdings Ltd.	1,191,220	4,643
	Precinct Properties New Zealand Ltd.	4,671,428	4,502
^	Freightways Ltd.	805,376	4,376
	SKY Network Television Ltd.	2,026,732	4,036
	Metlifecare Ltd.	919,627	3,974
	Heartland Bank Ltd.	2,196,206	3,236
	Argosy Property Ltd.	4,125,389	3,172
^	Vital Healthcare Property Trust	1,967,043	3,079
^	New Zealand Refining Co. Ltd.	974,011	1,829
^	Kathmandu Holdings Ltd.	794,454	1,368
^,*	TOWER Ltd.	1,169,562	559
			296,267
Norway (0.7%)
	Statoil ASA	5,178,632	110,866
	DNB ASA	5,724,081	105,961
	Telenor ASA	3,619,484	77,482
	Norsk Hydro ASA	7,102,134	53,840
	Orkla ASA	4,114,455	43,601
	Yara International ASA	927,323	42,577
	Marine Harvest ASA	2,146,024	36,291
	Subsea 7 SA	1,373,055	20,571
	Storebrand ASA	2,376,546	19,334
	Gjensidige Forsikring ASA	880,957	16,617
	Aker BP ASA	536,251	13,210
	TGS NOPEC Geophysical Co. ASA	546,489	12,939
	Schibsted ASA Class A	451,943	12,935
^	Schibsted ASA Class B	474,265	12,607
	Tomra Systems ASA	579,598	9,284
	Bakkafrost P/F	213,694	9,055
3	Entra ASA	579,994	8,606
*	Norwegian Finans Holding ASA	765,703	8,565
	SpareBank 1 SR-Bank ASA	800,266	8,475
	Salmar ASA	278,711	8,373
	Leroy Seafood Group ASA	1,381,833	7,391
	SpareBank 1 SMN	686,091	6,888
	Veidekke ASA	568,165	6,423
	Aker ASA	126,639	6,221
	Atea ASA	416,881	5,860
3	XXL ASA	514,353	5,327
	Borregaard ASA	515,416	5,113
*,3	Aker Solutions ASA	785,911	4,428
	Austevoll Seafood ASA	472,026	3,920
^,*	Wallenius Wilhelmsen Logistics	531,677	3,832
*	DNO ASA	3,279,717	3,792
*,3	Evry AS	925,789	3,660
*	Nordic Semiconductor ASA	680,880	3,494
^,*	Petroleum Geo-Services ASA	1,542,153	3,141
	Grieg Seafood ASA	280,089	2,460
^,*	Opera Software ASA	651,108	2,081
^	Ocean Yield ASA	233,188	1,972
^,*	REC Silicon ASA	11,646,038	1,958

43

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^,*,3	BW LPG Ltd.	410,244	1,927
	Stolt-Nielsen Ltd.	144,415	1,918
*	Sparebank 1 Oestlandet	154,250	1,701
	Hoegh LNG Holdings Ltd.	206,155	1,628
^,*	Akastor ASA	813,798	1,625
	Norway Royal Salmon ASA	82,710	1,353
^,*	Norwegian Air Shuttle ASA	51,792	1,109
			720,411
Portugal (0.2%)
	Galp Energia SGPS SA	2,743,871	50,413
	EDP - Energias de Portugal SA	12,072,761	41,762
	Jeronimo Martins SGPS SA	1,292,554	25,102
*	Banco Comercial Portugues SA	47,562,313	15,481
	NOS SGPS SA	1,189,604	7,818
	Sonae SGPS SA	5,083,222	6,866
	Navigator Co. SA	1,347,782	6,862
	EDP Renovaveis SA	806,127	6,745
^	REN - Redes Energeticas Nacionais SGPS SA	1,790,784	5,320
	CTT-Correios de Portugal SA	805,453	3,382
	Semapa-Sociedade de Investimento e Gestao	120,479	2,576
	Altri SGPS SA	387,090	2,401
	Corticeira Amorim SGPS SA	185,723	2,294
	Mota-Engil SGPS SA	467,294	2,053
*	Banco BPI SA	1,122,777	1,583
	Sonaecom SGPS SA	131,059	393
*	Banco Espirito Santo SA	10,412,510	12
			181,063
Singapore (1.2%)
	DBS Group Holdings Ltd.	9,519,218	176,070
	Oversea-Chinese Banking Corp. Ltd.	17,399,553	160,741
	United Overseas Bank Ltd.	6,801,245	134,073
	Singapore Telecommunications Ltd.	39,598,777	105,575
	Keppel Corp. Ltd.	7,615,519	41,674
	Global Logistic Properties Ltd.	15,597,231	39,276
	CapitaLand Ltd.	13,378,730	35,195
	Genting Singapore plc	30,745,994	30,028
	Ascendas REIT	12,705,467	25,786
	Singapore Exchange Ltd.	4,353,665	24,175
	Wilmar International Ltd.	10,372,668	23,904
	City Developments Ltd.	2,502,038	23,269
	Singapore Airlines Ltd.	2,710,126	21,586
	Suntec REIT	13,410,378	21,506
	Venture Corp. Ltd.	1,358,758	20,744
	Singapore Technologies Engineering Ltd.	8,092,289	19,688
	CapitaLand Mall Trust	12,247,153	19,484
	CapitaLand Commercial Trust	12,510,018	18,020
	UOL Group Ltd.	2,610,055	17,264
	Singapore Press Holdings Ltd.	8,468,086	16,753
	Jardine Cycle & Carriage Ltd.	529,873	16,084
	ComfortDelGro Corp. Ltd.	10,868,850	16,059
	SATS Ltd.	3,394,400	13,179
	Mapletree Commercial Trust	10,107,092	12,245
	Hutchison Port Holdings Trust	26,766,889	11,081
	Sembcorp Industries Ltd.	4,833,788	10,919
	Mapletree Logistics Trust	10,861,880	10,712
	Mapletree Industrial Trust	7,028,000	10,670
	Keppel REIT	10,438,300	9,834
*	NetLink NBN Trust	15,384,300	9,600
	Golden Agri-Resources Ltd.	33,914,956	9,363
	Mapletree Greater China Commercial Trust	10,066,600	9,250
^	Singapore Post Ltd.	8,058,512	7,471
	StarHub Ltd.	3,068,269	6,529
^	Sembcorp Marine Ltd.	4,322,084	5,923
	Ascott Residence Trust	5,842,925	5,329

44

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	CDL Hospitality Trusts	4,112,286	5,194
	Frasers Logistics & Industrial Trust	5,647,600	4,899
	Frasers Centrepoint Trust	2,913,800	4,881
	United Engineers Ltd.	2,389,100	4,714
	Parkway Life REIT	2,091,200	4,672
	Manulife US REIT	4,911,200	4,443
	Keppel Infrastructure Trust	10,316,500	4,430
	Starhill Global REIT	7,482,600	4,336
	Raffles Medical Group Ltd.	4,857,000	4,066
	First Resources Ltd.	2,813,900	3,926
	Keppel DC REIT	3,635,087	3,886
^	CapitaLand Retail China Trust	2,898,500	3,511
	Frasers Commercial Trust	3,127,000	3,482
	Cache Logistics Trust	5,411,376	3,459
	Wing Tai Holdings Ltd.	2,003,175	3,413
	Asian Pay Television Trust	7,638,000	3,366
	OUE Hospitality Trust	5,282,800	3,361
	Lippo Malls Indonesia Retail Trust	10,747,000	3,214
	ESR-REIT	7,164,400	3,025
	First REIT	2,663,000	2,768
	Frasers Centrepoint Ltd.	1,779,900	2,768
	SIA Engineering Co. Ltd.	1,181,977	2,765
	Ascendas Hospitality Trust	4,217,000	2,708
	Far East Hospitality Trust	4,875,600	2,625
	SPH REIT	3,189,900	2,507
	Yoma Strategic Holdings Ltd.	6,034,900	2,430
^	M1 Ltd.	1,768,540	2,352
	Frasers Hospitality Trust	3,849,500	2,260
	Accordia Golf Trust	3,947,500	2,020
	Soilbuild Business Space REIT	4,013,220	2,009
	OUE Ltd.	1,366,100	1,909
	RHT Health Trust	2,852,700	1,792
	Silverlake Axis Ltd.	3,904,900	1,693
^	Sheng Siong Group Ltd.	2,211,900	1,529
	Sabana Shari'ah Compliant Industrial REIT	4,890,700	1,444
^,*,2	Ezion Holdings Ltd.	8,589,353	1,265
	Bumitama Agri Ltd.	1,814,600	1,012
^	Hyflux Ltd.	2,806,700	786
^	Noble Group Ltd.	4,867,386	724
	Boustead Singapore Ltd.	1,126,000	723
	Indofood Agri Resources Ltd.	1,755,400	510
^,*,2	Ezra Holdings Ltd.	10,329,900	85
*,2	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	11
			1,256,032
South Korea (4.7%)
	Samsung Electronics Co. Ltd.	457,263	1,086,416
	SK Hynix Inc.	2,835,796	201,416
	Samsung Electronics Co. Ltd. Preference Shares	83,308	162,235
	Samsung Electronics Co. Ltd. GDR	101,178	119,815
	KB Financial Group Inc.	1,997,604	118,224
	NAVER Corp.	142,411	115,692
	POSCO	361,540	112,457
	Hyundai Motor Co.	742,856	108,113
	Shinhan Financial Group Co. Ltd.	2,271,173	104,831
	LG Chem Ltd.	238,967	90,362
^,*	Celltrion Inc.	413,435	85,281
	Hyundai Mobis Co. Ltd.	346,422	85,120
	Hana Financial Group Inc.	1,550,424	72,066
	KT&G Corp.	586,856	63,232
	SK Innovation Co. Ltd.	321,674	61,366
	Samsung SDI Co. Ltd.	279,017	53,193
	LG Electronics Inc.	520,020	51,417
	LG Household & Health Care Ltd.	45,665	50,690
	Amorepacific Corp.	167,243	47,538

45

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	SK Holdings Co. Ltd.	176,189	46,559
	Samsung C&T Corp.	383,328	45,058
	Kia Motors Corp.	1,367,864	42,760
	Korea Electric Power Corp.	1,185,478	42,139
	Samsung Fire & Marine Insurance Co. Ltd.	165,394	41,240
	LG Corp.	477,737	40,599
	Woori Bank	2,696,366	39,638
	Samsung Life Insurance Co. Ltd.	337,301	39,131
	NCSoft Corp.	91,737	38,282
	LG Display Co. Ltd.	1,185,133	32,987
	Samsung SDS Co. Ltd.	169,178	31,545
	Samsung Electro-Mechanics Co. Ltd.	294,477	27,451
	E-MART Inc.	106,557	26,948
	Lotte Chemical Corp.	77,881	26,742
	Coway Co. Ltd.	275,772	25,131
^,*,3	Samsung Biologics Co. Ltd.	70,574	24,411
	Korea Zinc Co. Ltd.	52,404	24,109
	S-Oil Corp.	215,431	23,530
	Hyundai Motor Co. 2nd Preference Shares	243,626	23,187
^,*	SillaJen Inc.	263,932	23,020
^,*	Celltrion Healthcare Co. Ltd.	227,540	23,008
	Hyundai Steel Co.	402,125	22,017
^	Kakao Corp.	170,802	21,791
	Industrial Bank of Korea	1,399,596	21,469
	Hankook Tire Co. Ltd.	395,792	20,165
	AMOREPACIFIC Group	152,058	20,019
^,*	Hanmi Pharm Co. Ltd.	36,559	19,904
*	Hyundai Robotics Co. Ltd.	55,248	19,686
	Mirae Asset Daewoo Co. Ltd.	2,222,446	19,017
	Kangwon Land Inc.	574,169	18,663
^,*	Hyundai Heavy Industries Co. Ltd.	182,709	17,138
	DB Insurance Co. Ltd.	248,781	16,536
^,*,3	Netmarble Games Corp.	93,414	16,410
	SK Telecom Co. Ltd. ADR	582,763	16,265
	Hyosung Corp.	122,532	15,949
	GS Holdings Corp.	270,498	15,707
	Korea Aerospace Industries Ltd.	340,884	15,107
	SK Telecom Co. Ltd.	57,174	14,255
	Hyundai Marine & Fire Insurance Co. Ltd.	320,220	14,044
	BNK Financial Group Inc.	1,547,948	13,605
	CJ CheilJedang Corp.	39,162	13,391
	LG Uplus Corp.	1,015,427	13,279
	Hyundai Engineering & Construction Co. Ltd.	384,137	13,024
	Korea Investment Holdings Co. Ltd.	202,147	13,016
	Hotel Shilla Co. Ltd.	162,599	12,880
	Hanwha Chemical Corp.	432,756	12,767
	Hyundai Glovis Co. Ltd.	97,916	12,447
^	OCI Co. Ltd.	95,497	12,134
	Samsung Securities Co. Ltd.	332,379	11,345
	Daelim Industrial Co. Ltd.	145,919	11,232
*	Orion Corp.	113,242	11,035
	CJ Corp.	64,872	10,984
	Hanon Systems	843,783	10,959
	Hyundai Development Co-Engineering & Construction	304,255	10,947
^,*	ViroMed Co. Ltd.	71,470	10,870
	LG Chem Ltd. Preference Shares	46,060	10,699
	KCC Corp.	29,324	10,417
	Shinsegae Inc.	36,564	10,245
	S-1 Corp.	102,197	10,219
	Mando Corp.	34,605	9,976
	LG Innotek Co. Ltd.	73,730	9,888
	Hanwha Corp.	254,520	9,842
^,*	Samsung Engineering Co. Ltd.	837,629	9,693
	LG Electronics Inc. Preference Shares	220,407	9,659

46

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
*	Samsung Heavy Industries Co. Ltd.	1,395,223	9,539
	Medy-Tox Inc.	20,908	9,464
	Hanwha Life Insurance Co. Ltd.	1,462,516	9,427
	Lotte Corp.	154,127	9,399
	Lotte Shopping Co. Ltd.	50,098	9,305
	CJ E&M Corp.	98,933	9,028
	Hyundai Motor Co. Preference Shares	102,568	8,960
	Amorepacific Corp. Preference Shares	57,637	8,935
	NH Investment & Securities Co. Ltd.	686,884	8,891
	Yuhan Corp.	43,035	8,796
	Hanssem Co. Ltd.	51,984	8,730
3	ING Life Insurance Korea Ltd.	175,136	8,726
	Kumho Petrochemical Co. Ltd.	91,618	8,506
	LG Household & Health Care Ltd. Preference Shares	12,953	8,436
	DGB Financial Group Inc.	803,474	7,906
*	Korean Air Lines Co. Ltd.	246,872	7,792
	Hyundai Department Store Co. Ltd.	79,672	7,766
*	BGF retail Co. Ltd.	37,652	7,386
	Kolon Industries Inc.	88,557	7,354
^,*	Hanmi Science Co. ltd	69,203	7,164
^,*	Hyundai Merchant Marine Co. Ltd.	1,526,142	7,157
	Cheil Worldwide Inc.	360,458	7,137
	Shinhan Financial Group Co. Ltd. ADR	152,230	7,063
^	Com2uSCorp	53,370	6,779
2	SK Chemicals Co. Ltd.	40,878	6,654
	Meritz Securities Co. Ltd.	1,508,814	6,431
*	Hanwha Techwin Co. Ltd.	190,074	6,310
	Meritz Fire & Marine Insurance Co. Ltd.	286,776	6,285
^,*	GS Engineering & Construction Corp.	236,776	6,256
	LS Corp.	92,232	6,241
^,*	HLB Inc.	172,023	6,195
	Green Cross Corp.	29,319	6,184
^	Korea Electric Power Corp. ADR	344,217	6,096
	Samsung Card Co. Ltd.	161,006	5,956
^,*	Hugel Inc.	11,369	5,921
	KB Financial Group Inc. ADR	100,179	5,861
^,*	Komipharm International Co. Ltd.	162,257	5,792
*	Korea Gas Corp.	140,222	5,579
	LOTTE Fine Chemical Co. Ltd.	91,969	5,576
^,*	Doosan Infracore Co. Ltd.	686,633	5,564
^	Korea Kolmar Co. Ltd.	71,583	5,474
	NongShim Co. Ltd.	16,530	5,467
	Doosan Corp.	51,604	5,441
	Green Cross Holdings Corp.	144,197	5,280
^,*	Celltrion Pharm Inc.	91,738	5,243
	GS Retail Co. Ltd.	137,589	5,176
	LS Industrial Systems Co. Ltd.	85,111	5,175
^	Hyundai Wia Corp.	84,448	5,132
	KIWOOM Securities Co. Ltd.	62,364	5,098
*	Daewoo Engineering & Construction Co. Ltd.	919,382	5,084
	Ottogi Corp.	6,613	4,984
	Seoul Semiconductor Co. Ltd.	191,458	4,972
*	Hyundai Construction Equipment Co. Ltd.	31,482	4,962
^	Paradise Co. Ltd.	234,888	4,890
*	CJ Logistics Corp.	37,286	4,876
	Korean Reinsurance Co.	471,597	4,845
	SK Networks Co. Ltd.	777,600	4,828
^,*	Pan Ocean Co. Ltd.	973,092	4,781
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	28,685	4,738
*	WONIK IPS Co. Ltd.	152,398	4,733
^	CJ CGV Co. Ltd.	68,139	4,720
	Koh Young Technology Inc.	61,339	4,717
	Youngone Corp.	159,992	4,708
^	Doosan Heavy Industries & Construction Co. Ltd.	325,097	4,660

47

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^,*	Hanall Biopharma Co. Ltd.	195,994	4,466
	SKC Co. Ltd.	101,460	4,451
	Poongsan Corp.	99,134	4,396
	KEPCO Plant Service & Engineering Co. Ltd.	115,086	4,360
	Eo Technics Co. Ltd.	42,796	4,341
*	Hyundai Rotem Co. Ltd.	247,511	4,333
	Dongsuh Cos. Inc.	159,252	4,324
	Chong Kun Dang Pharmaceutical Corp.	33,296	4,301
	Posco Daewoo Corp.	252,152	4,269
^	SK Materials Co. Ltd.	25,409	4,268
	Hana Tour Service Inc.	44,421	4,266
^,*	Genexine Co. Ltd.	61,822	4,210
	Doosan Bobcat Inc.	124,418	4,154
^,*	Medipost Co. Ltd.	37,765	4,126
	Fila Korea Ltd.	53,472	4,073
^	POSCO Chemtech Co. Ltd.	107,729	4,010
	LOTTE Himart Co. Ltd.	61,791	3,978
	Innocean Worldwide Inc.	57,759	3,951
*	Hyundai Mipo Dockyard Co. Ltd.	53,230	3,911
^	Cosmax Inc.	34,343	3,748
^,*	Chabiotech Co. Ltd.	177,983	3,739
	Korea Petrochemical Ind Co. Ltd.	15,093	3,715
	Hyundai Greenfood Co. Ltd.	265,447	3,704
^	Kolon Life Science Inc.	37,572	3,693
^,*	Yungjin Pharmaceutical Co. Ltd.	444,980	3,648
	Hite Jinro Co. Ltd.	161,300	3,631
*,3	FIT Hon Teng Ltd.	5,359,000	3,610
	Daewoong Pharmaceutical Co. Ltd.	23,339	3,586
*	Hyundai Electric & Energy System Co. Ltd.	33,440	3,563
	SFA Engineering Corp.	98,471	3,559
	Taekwang Industrial Co. Ltd.	2,890	3,558
	Hyundai Home Shopping Network Corp.	31,454	3,541
	LG International Corp.	138,531	3,510
	GS Home Shopping Inc.	17,232	3,495
	Samyang Holdings Corp.	30,376	3,457
^,*	Kumho Tire Co. Inc.	836,932	3,455
*	NHN Entertainment Corp.	53,288	3,403
	Loen Entertainment Inc.	32,069	3,366
	CJ O Shopping Co. Ltd.	15,581	3,360
	Bukwang Pharmaceutical Co. Ltd.	151,886	3,347
	Dongjin Semichem Co. Ltd.	159,159	3,279
^	Iljin Materials Co. Ltd.	91,411	3,268
	Dongkuk Steel Mill Co. Ltd.	307,550	3,161
*	Webzen Inc.	85,805	3,125
^	LIG Nex1 Co. Ltd.	55,680	3,108
	LG Hausys Ltd.	33,969	3,078
^	Hansol Chemical Co. Ltd.	44,932	3,042
	Hanwha General Insurance Co. Ltd.	398,710	3,031
	JB Financial Group Co. Ltd.	517,829	2,934
	Douzone Bizon Co. Ltd.	93,497	2,902
^,*	Osstem Implant Co. Ltd.	52,464	2,895
	Soulbrain Co. Ltd.	45,066	2,837
	Grand Korea Leisure Co. Ltd.	103,007	2,814
	Daesang Corp.	108,849	2,801
	Orion Holdings Corp.	109,505	2,724
^,*	iNtRON Biotechnology Inc.	65,002	2,710
	TES Co. Ltd.	76,230	2,707
	Toptec Co. Ltd.	100,980	2,689
	LF Corp.	91,526	2,678
	Hanil Cement Co. Ltd.	19,979	2,670
^,*	SM Entertainment Co.	80,566	2,610
^,*	CrystalGenomics Inc.	117,305	2,602
^,*	Hanjin Kal Corp.	152,157	2,601
	Hyundai Elevator Co. Ltd.	50,543	2,568

48

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
^	JW Pharmaceutical Corp.	60,696	2,566
^,*	Foosung Co. Ltd.	267,420	2,531
	LEENO Industrial Inc.	47,149	2,529
	Young Poong Corp.	2,505	2,517
	Halla Holdings Corp.	42,686	2,500
	Korea Real Estate Investment & Trust Co. Ltd.	851,307	2,489
	Huchems Fine Chemical Corp.	108,604	2,488
^,*	Jenax Inc.	79,746	2,476
	Korea Electric Terminal Co. Ltd.	39,395	2,468
^,*	CMG Pharmaceutical Co. Ltd.	423,455	2,467
	Lotte Chilsung Beverage Co. Ltd.	1,970	2,445
^,*	Interflex Co. Ltd.	57,472	2,404
^	Ilyang Pharmaceutical Co. Ltd.	66,410	2,388
	Dong-A ST Co. Ltd.	25,538	2,378
	Dongwon Industries Co. Ltd.	7,548	2,370
^,*	Jusung Engineering Co. Ltd.	183,291	2,317
^	Hansae Co. Ltd.	92,161	2,315
	Nexen Tire Corp.	209,393	2,310
	IS Dongseo Co. Ltd.	70,935	2,304
*	Seegene Inc.	72,712	2,272
	Daou Technology Inc.	124,127	2,231
^	DoubleUGames Co. Ltd.	45,694	2,206
	Silicon Works Co. Ltd.	44,619	2,196
^	Lock&Lock Co. Ltd.	85,900	2,187
^,*	Peptron Inc.	35,474	2,186
*	Asiana Airlines Inc.	516,283	2,182
	Modetour Network Inc.	75,832	2,161
	Meritz Financial Group Inc.	153,691	2,160
	Hanwha Corp. Preference Shares	127,233	2,156
	Hankook Tire Worldwide Co. Ltd.	122,132	2,155
^,*	Gamevil Inc.	24,787	2,137
^	Daewoong Co. Ltd.	117,513	2,120
^	Posco ICT Co. Ltd.	271,781	2,117
	Handsome Co. Ltd.	71,720	2,105
^,*	Homecast Co. Ltd.	154,109	2,092
^,*	DB HiTek Co. Ltd.	185,747	2,074
^,*	DIO Corp.	62,563	2,069
	InBody Co. Ltd.	54,778	2,051
	WeMade Entertainment Co. Ltd.	43,112	2,029
	Songwon Industrial Co. Ltd.	79,755	2,006
	Daeduck GDS Co. Ltd.	78,242	2,002
^	Partron Co. Ltd.	226,435	1,993
	Ssangyong Cement Industrial Co. Ltd.	113,037	1,973
*	Advanced Process Systems Corp.	60,370	1,968
*	Amicogen Inc.	43,245	1,927
*	Taeyoung Engineering & Construction Co. Ltd.	195,178	1,875
^	Tongyang Inc.	1,009,997	1,871
	Dong-A Socio Holdings Co. Ltd.	15,406	1,841
^	Kolon Corp.	32,091	1,838
^,*	GemVax & Kael Co. Ltd.	135,914	1,811
	Lotte Food Co. Ltd.	3,423	1,770
	Daishin Securities Co. Ltd.	129,895	1,745
^,*	Jeil Pharmaceutical Co. Ltd.	30,064	1,742
	Mirae Asset Life Insurance Co. Ltd.	354,181	1,736
^	SPC Samlip Co. Ltd.	11,804	1,727
	Huons Co. Ltd.	20,672	1,726
	S&T Motiv Co. Ltd.	39,264	1,717
	Korea Asset In Trust Co. Ltd.	244,090	1,685
^,*	ATGen Co. Ltd.	90,070	1,675
	SL Corp.	72,356	1,652
	AK Holdings Inc.	25,810	1,651
^,*	Aprogen pharmaceuticals Inc.	430,068	1,647
^	YG Entertainment Inc.	60,018	1,617
	Hyundai Livart Furniture Co. Ltd.	53,890	1,608

49

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Seah Besteel Corp.	59,092	1,603
^	Samyang Corp.	18,502	1,603
^,*	Naturalendo Tech Co. Ltd.	73,316	1,595
	Caregen Co. Ltd.	19,871	1,591
^	Vieworks Co. Ltd.	41,511	1,585
	SK Gas Ltd.	17,531	1,539
^,*	Pharmicell Co. Ltd.	285,810	1,518
^	Binggrae Co. Ltd.	25,584	1,509
^	Dawonsys Co. Ltd.	97,270	1,504
^	Seobu T&D	120,543	1,474
^	KEPCO Engineering & Construction Co. Inc.	65,601	1,458
	Daishin Securities Co. Ltd. Preference Shares	163,906	1,453
*	Yuanta Securities Korea Co. Ltd.	403,271	1,452
	Youngone Holdings Co. Ltd.	27,927	1,448
	Daeduck Electronics Co.	155,203	1,428
*	Duk San Neolux Co. Ltd.	62,066	1,423
	Shinyoung Securities Co. Ltd.	26,792	1,418
	Hancom Inc.	84,391	1,415
	Ahnlab Inc.	28,232	1,415
	Namyang Dairy Products Co. Ltd.	2,157	1,404
^	Hanjin Transportation Co. Ltd.	57,517	1,396
	NS Shopping Co. Ltd.	91,209	1,390
^,*	SK Securities Co. Ltd.	1,291,918	1,385
	DongKook Pharmaceutical Co. Ltd.	23,346	1,380
	Green Cross Cell Corp.	30,014	1,366
	NICE Information Service Co. Ltd.	168,244	1,363
	KISWIRE Ltd.	44,257	1,356
	Samchully Co. Ltd.	12,589	1,330
	Tongyang Life Insurance Co. Ltd.	186,940	1,327
	Sebang Global Battery Co. Ltd.	39,657	1,325
^	JW Holdings Corp.	169,382	1,323
	Kwangju Bank Co. Ltd.	117,255	1,314
^	ST Pharm Co. Ltd.	42,426	1,308
^,2	Cuckoo Electronics Co. Ltd.	4,643	1,306
^	Dae Hwa Pharmaceutical Co. Ltd.	56,000	1,295
	Muhak Co. Ltd.	70,361	1,293
*	Hansol Technics Co. Ltd.	82,677	1,288
*	Wonik Holdings Co. Ltd.	174,797	1,285
	Huons Global Co. Ltd.	24,696	1,279
	NICE Holdings Co. Ltd.	93,228	1,276
	Able C&C Co. Ltd.	82,174	1,273
^	Dongwon F&B Co. Ltd.	5,740	1,254
*	Hanwha Investment & Securities Co. Ltd.	498,370	1,252
	Daekyo Co. Ltd.	161,636	1,238
^,*	CUROCOM Co. Ltd.	479,509	1,237
	Kwang Dong Pharmaceutical Co. Ltd.	151,567	1,237
^,*	Emerson Pacific Inc.	46,141	1,235
	E1 Corp.	23,091	1,228
^,*	Taihan Electric Wire Co. Ltd.	1,167,343	1,227
	Korea Kolmar Holdings Co. Ltd.	31,853	1,211
	SeAH Steel Corp.	13,474	1,210
^,*	Korea Line Corp.	56,643	1,208
^	Kumho Industrial Co. Ltd.	135,822	1,207
	Youlchon Chemical Co. Ltd.	60,564	1,200
	Sindoh Co. Ltd.	20,162	1,196
^,*	Binex Co. Ltd.	118,223	1,191
	CJ CheilJedang Corp. Preference Shares	8,297	1,165
	Hankook Shell Oil Co. Ltd.	3,209	1,152
*	KC Tech Co. Ltd.	56,458	1,123
^,*	NUTRIBIOTECH Co. Ltd.	54,959	1,123
^,*	Leaders Cosmetics Co. Ltd.	66,350	1,115
*	Eugene Investment & Securities Co. Ltd.	337,863	1,100
^,*	Insun ENT Co. Ltd.	161,857	1,082
*	Lotte Confectionery Co. Ltd.	7,926	1,081

50

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Chongkundang Holdings Corp.	15,596	1,055
^	CJ Freshway Corp.	28,241	1,048
^	Lutronic Corp.	95,114	1,031
	BGF Co. Ltd.	72,081	1,027
	Hansol Paper Co. Ltd.	78,408	1,026
	Namhae Chemical Corp.	101,634	1,017
	Sung Kwang Bend Co. Ltd.	107,988	1,006
	Humedix Co. Ltd.	25,012	1,006
^	KH Vatec Co. Ltd.	76,572	1,003
^	Byucksan Corp.	263,447	983
	KT Skylife Co. Ltd.	77,678	976
	Cell Biotech Co. Ltd.	26,136	976
^	i-SENS Inc.	41,267	975
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	308,670	956
	iMarketKorea Inc.	112,171	942
*	Maeil Dairies Co. Ltd.	15,115	938
*	Ssangyong Motor Co.	195,087	932
	Sungwoo Hitech Co. Ltd.	153,076	931
^	TK Corp.	82,760	930
	KISCO Corp.	25,384	896
	KC Co. Ltd.	38,571	888
^	It's Hanbul Co. Ltd.	20,953	887
*	Hansol Holdings Co. Ltd.	205,414	875
^,*	Cellumed Co. Ltd.	95,256	871
	Dae Han Flour Mills Co. Ltd.	5,395	839
^,*	G-SMATT GLOBAL Co. Ltd.	66,586	836
*	S&T Dynamics Co. Ltd.	119,008	833
	Interpark Holdings Corp.	226,106	831
	CJ Hello Co. Ltd.	125,068	829
*	NEPES Corp.	93,434	824
*	GNCO Co. Ltd.	366,174	808
	Maeil Holdings Co. Ltd.	55,754	807
^,*	KONA I Co. Ltd.	69,825	805
*	Neowiz	69,435	793
*	KTB Investment & Securities Co. Ltd.	217,006	788
^,*	SFA Semicon Co. Ltd.	356,349	780
	SBS Media Holdings Co. Ltd.	270,712	772
	Hyundai Corp.	42,262	769
^,*	Taewoong Co. Ltd.	42,562	768
^	ICD Co. Ltd.	59,955	768
*	Lumens Co. Ltd.	193,646	762
*	Woongjin Thinkbig Co. Ltd.	111,751	740
^,*	COSON Co. Ltd.	70,847	729
^	Coreana Cosmetics Co. Ltd.	115,233	723
^,*	Samsung Pharmaceutical Co. Ltd.	186,591	700
	GOLFZON Co. Ltd.	16,463	689
	Seoyon E-Hwa Co. Ltd.	73,305	687
	Kyobo Securities Co. Ltd.	79,565	673
	INTOPS Co. Ltd.	64,055	639
	Sam Young Electronics Co. Ltd.	51,402	626
	Humax Co. Ltd.	74,623	622
	Kolao Holdings	139,617	617
*	DB Financial Investment Co. Ltd.	158,760	593
	Cosmax BTI Inc	19,085	587
^,*	Agabang&Company	102,616	550
*	Doosan Engine Co. Ltd.	155,924	536
	Eusu Holdings Co. Ltd.	83,934	497
^,*	CrucialTec Co. Ltd.	319,010	482
^	Hyundai Corp. Holdings Inc.	35,159	479
	DY Corp.	78,889	474
*	Duksan Hi-Metal Co. Ltd.	60,711	453
	MegaStudy Co. Ltd.	15,058	445
^,*	3S Korea Co. Ltd.	239,550	413
	CROWNHAITAI Holdings Co. Ltd.	25,169	355

51

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
*	APS Holdings Corp.	45,107	316
	Seoyon Co. Ltd.	40,923	281
^	Jeil Pharma Holdings Inc.	7,819	261
*,2	Cuckoo Homesys Co. Ltd.	3,919	—
*,2	SK Chemicals Co. Ltd.	43,893	—
			4,995,745
Spain (2.7%)
	Banco Santander SA	84,647,206	554,972
	Banco Bilbao Vizcaya Argentaria SA	35,449,806	301,263
	Telefonica SA	24,135,126	235,024
	Iberdrola SA	29,695,649	229,885
	Industria de Diseno Textil SA	5,589,405	194,355
	Amadeus IT Group SA	2,200,928	158,386
*	Repsol SA	6,162,825	108,815
	CaixaBank SA	19,093,755	88,764
	Abertis Infraestructuras SA	3,305,251	73,541
3	Aena SME SA	339,454	68,699
*	Ferrovial SA	2,623,435	59,535
	Banco de Sabadell SA	29,864,404	59,205
^	Grifols SA	1,929,983	56,431
	Red Electrica Corp. SA	2,294,975	51,516
*	ACS Actividades de Construccion y Servicios SA	1,307,435	51,074
	Gas Natural SDG SA	1,642,233	37,901
	Endesa SA	1,686,912	36,080
	Enagas SA	1,210,877	34,631
	Bankinter SA	3,644,484	34,476
*	Bankia SA	7,072,629	33,758
	Grifols SA Preference Shares	1,152,744	26,541
	Merlin Properties Socimi SA	1,790,156	24,246
3	Cellnex Telecom SA	819,990	20,980
	Distribuidora Internacional de Alimentacion SA	3,274,308	16,888
	Mapfre SA	5,259,213	16,870
	Siemens Gamesa Renewable Energy SA	1,195,796	16,375
	Viscofan SA	206,813	13,637
	Inmobiliaria Colonial Socimi SA	1,370,126	13,601
	Bolsas y Mercados Espanoles SHMSF SA	407,463	12,967
	Prosegur Cia de Seguridad SA	1,409,273	11,056
	Acciona SA	135,289	11,028
	Acerinox SA	765,374	10,923
	Mediaset Espana Comunicacion SA	965,293	10,826
	Grupo Catalana Occidente SA	238,270	10,556
	Applus Services SA	773,895	10,458
	Zardoya Otis SA	929,735	10,168
*	Indra Sistemas SA	648,138	8,862
	Hispania Activos Inmobiliarios SOCIMI SA	467,542	8,800
	Melia Hotels International SA	588,936	8,104
	NH Hotel Group SA	1,111,743	7,994
	Ebro Foods SA	336,511	7,876
	CIE Automotive SA	260,321	7,545
*,3	Neinor Homes SA	342,891	7,521
*,3	Unicaja Banco SA	4,123,675	6,492
	Axiare Patrimonio SOCIMI SA	290,977	6,432
3	Prosegur Cash SA	1,967,429	6,320
	Corp. Financiera Alba SA	109,115	6,244
	Cia de Distribucion Integral Logista Holdings SA	258,606	5,950
*,3	Gestamp Automocion SA	816,508	5,827
^	Tecnicas Reunidas SA	160,992	5,105
	Faes Farma SA	1,433,992	5,054
^,*	Sacyr SA	1,695,208	4,788
^,*	Obrascon Huarte Lain SA	753,190	4,495
	Ence Energia y Celulosa SA	656,696	4,329
^	Atresmedia Corp. de Medios de Comunicacion SA	413,871	4,319
	Construcciones y Auxiliar de Ferrocarriles SA	99,966	4,096
3	Euskaltel SA	501,798	4,089

52

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
*	Fomento de Construcciones y Contratas SA	384,448	3,971
	Papeles y Cartones de Europa SA	269,795	3,664
^,*	Liberbank SA	6,787,169	3,587
^	Almirall SA	307,133	3,076
*	Repsol SA Rights Exp. 01/05/18	6,138,239	2,791
*	Codere SA	285,184	2,732
*	Pharma Mar SA	828,258	2,458
*	Faes Farma SA Rights Exp. 01/24/2018	1,309,596	162
			2,858,114
Sweden (2.6%)
	Nordea Bank AB	16,910,871	204,756
	Volvo AB Class B	8,308,116	154,713
	Atlas Copco AB Class A	3,302,560	142,526
	Swedbank AB Class A	5,581,088	134,643
	Investor AB Class B	2,412,545	110,031
	Svenska Handelsbanken AB Class A	7,698,376	105,206
	Hennes & Mauritz AB Class B	5,026,080	103,959
	Telefonaktiebolaget LM Ericsson Class B	15,669,448	103,414
	Assa Abloy AB Class B	4,974,967	103,138
	Sandvik AB	5,702,211	99,815
*	Essity AB Class B	3,149,008	89,488
	Skandinaviska Enskilda Banken AB Class A	7,529,168	88,410
	Atlas Copco AB Class B	2,057,250	78,848
	Hexagon AB Class B	1,329,788	66,708
	Telia Co. AB	13,704,447	61,086
	Boliden AB	1,458,479	49,877
	SKF AB	1,966,539	43,688
	Kinnevik AB	1,233,226	41,672
	Alfa Laval AB	1,668,033	39,454
	Skanska AB Class B	1,896,179	39,290
	Electrolux AB Class B	1,176,482	37,877
	Swedish Match AB	948,999	37,383
	Svenska Cellulosa AB SCA Class B	3,128,466	32,224
	Trelleborg AB Class B	1,293,950	29,945
	Securitas AB Class B	1,707,468	29,782
	Industrivarden AB Class A	982,373	25,333
	Industrivarden AB	1,022,317	25,218
	Castellum AB	1,428,602	24,094
	Tele2 AB	1,840,294	22,617
*	Lundin Petroleum AB	922,847	21,125
^	Nibe Industrier AB Class B	1,991,836	19,083
	Husqvarna AB	1,964,114	18,688
	Getinge AB	1,183,499	17,162
	BillerudKorsnas AB	941,080	16,115
	Loomis AB Class B	383,711	16,110
3	Dometic Group AB	1,565,415	15,944
	Elekta AB Class B	1,896,445	15,660
^	ICA Gruppen AB	413,884	15,036
	Fabege AB	700,116	14,919
	Com Hem Holding AB	957,353	14,637
	L E Lundbergforetagen AB Class B	195,886	14,633
	Holmen AB	271,803	14,446
^	Intrum Justitia AB	390,060	14,399
*	Fastighets AB Balder Class B	514,727	13,764
*	SSAB AB Class B	3,044,570	13,568
	Indutrade AB	497,343	13,553
	Hexpol AB	1,322,353	13,407
	AAK AB	151,482	12,973
3	Thule Group AB	548,807	12,363
	Modern Times Group MTG AB Class B	281,398	11,825
*	Swedish Orphan Biovitrum AB	854,217	11,675
*,3	Ahlsell AB	1,758,514	11,321
	Saab AB Class B	221,020	10,749
	Axfood AB	556,680	10,724

53

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Wallenstam AB	1,020,669	9,822
	Hemfosa Fastigheter AB	727,093	9,743
	NCC AB Class B	494,759	9,489
	Peab AB	1,069,463	9,201
	Hufvudstaden AB Class A	572,417	9,167
	JM AB	369,829	8,425
	Lifco AB Class B	242,995	8,413
	Wihlborgs Fastigheter AB	350,336	8,374
	Sweco AB Class B	357,884	7,933
*	Investment AB Latour Class B	635,116	7,808
	AF AB	351,822	7,759
	Kungsleden AB	995,738	7,221
3	Bravida Holding AB	1,066,497	7,124
*	NetEnt AB	993,283	6,840
	Pandox AB Class B	354,414	6,836
*	SSAB AB Class A	1,165,413	6,369
	Bonava AB Class B	448,225	6,263
3	Attendo AB	563,477	6,050
3	Scandic Hotels Group AB	377,345	5,412
	Avanza Bank Holding AB	127,590	5,350
	Oriflame Holding AG	125,548	5,174
	Nobia AB	608,866	5,152
	Vitrolife AB	67,232	5,111
*	Betsson AB	654,333	4,820
	Ratos AB	1,047,907	4,576
*	Bilia AB	464,490	4,525
	Atrium Ljungberg AB	257,005	4,074
	Cloetta AB Class B	1,117,730	4,040
	Concentric AB	219,533	4,033
^	Klovern AB	2,979,613	3,895
^	Mycronic AB	352,992	3,658
	Svenska Handelsbanken AB Class B	260,248	3,583
3	Resurs Holding AB	488,814	3,470
	Investment AB Oresund	215,618	3,464
*	Arjo AB	1,172,824	3,347
	Bure Equity AB	268,621	3,214
	Klovern AB Preference Shares	82,259	3,107
	Clas Ohlson AB	213,507	2,929
	Lindab International AB	346,393	2,881
^,*	SAS AB	1,010,937	2,623
^,*	Fingerprint Cards AB Class B	1,356,279	2,604
	Mekonomen AB	140,452	2,552
	Hemfosa Fastigheter AB Preference Shares	111,469	2,448
	SAS AB Preference Shares	37,511	2,437
*,3	Munters Group AB	355,804	2,399
^,*	Collector AB	212,238	2,102
	Skandinaviska Enskilda Banken AB	174,434	2,043
	SkiStar AB	104,009	1,999
*	Haldex AB	156,539	1,666
*	Telefonaktiebolaget LM Ericsson Class A	237,282	1,542
	SKF AB Class A	60,231	1,335
	Rezidor Hotel Group AB	308,696	965
	NCC AB Class A	40,748	780
	Sagax AB Preference Shares	92,553	377
	Bonava AB Class A	16,650	231
			2,745,829
Switzerland (6.6%)
	Nestle SA	16,503,031	1,418,869
	Novartis AG	11,817,377	994,462
	Roche Holding AG	3,673,055	928,752
	UBS Group AG	18,495,203	339,808
	ABB Ltd.	10,268,207	275,027
	Cie Financiere Richemont SA	2,710,218	245,459
	Zurich Insurance Group AG	799,662	243,132

54

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Credit Suisse Group AG	13,594,612	242,470
	Swiss Re AG	1,650,792	154,383
	Givaudan SA	49,032	113,260
	LafargeHolcim Ltd.	1,921,721	108,235
	Lonza Group AG	394,105	106,293
	Sika AG	11,182	88,718
	Geberit AG	193,529	85,185
	Julius Baer Group Ltd.	1,150,558	70,359
	SGS SA	26,107	68,062
	Swatch Group AG (Bearer)	166,050	67,612
	Adecco Group AG	882,416	67,434
	Swisscom AG	118,759	63,151
	Swiss Life Holding AG	171,660	60,677
	Partners Group Holding AG	87,835	60,184
	Kuehne & Nagel International AG	266,777	47,198
	Schindler Holding AG	204,392	47,008
	Sonova Holding AG	270,478	42,220
	Roche Holding AG (Bearer)	162,215	40,942
	Temenos Group AG	312,787	40,028
	Baloise Holding AG	244,517	38,009
	Straumann Holding AG	53,048	37,423
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5,970	36,443
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	499	36,111
	LafargeHolcim Ltd.	635,227	35,764
*	Vifor Pharma AG	276,505	35,398
	Swiss Prime Site AG	376,988	34,824
	Clariant AG	1,128,474	31,532
	Georg Fischer AG	21,792	28,769
	ams AG	287,585	26,053
	Logitech International SA	765,831	25,799
	Schindler Holding AG (Registered)	111,930	25,311
*	Dufry AG	170,399	25,294
	EMS-Chemie Holding AG	37,776	25,203
	Flughafen Zurich AG	100,260	22,916
	Barry Callebaut AG	10,056	20,961
3	VAT Group AG	136,337	20,162
	PSP Swiss Property AG	207,672	19,687
^	BB Biotech AG	297,152	19,623
	Helvetia Holding AG	34,536	19,425
	Aryzta AG	447,134	17,743
	OC Oerlikon Corp. AG	1,030,440	17,393
	Swatch Group AG (Registered)	215,921	16,469
3	Sunrise Communications Group AG	179,772	16,406
	dormakaba Holding AG	16,326	15,202
	Cembra Money Bank AG	150,187	13,992
	Bucher Industries AG	33,936	13,776
	GAM Holding AG	843,133	13,604
*,3	Galenica AG	260,409	13,367
	Pargesa Holding SA	150,315	13,020
	Tecan Group AG	61,319	12,735
	Allreal Holding AG	74,933	12,670
*	Landis&Gyr Group AG	156,454	12,440
	DKSH Holding AG	139,894	12,238
	Belimo Holding AG	2,662	11,637
	Banque Cantonale Vaudoise	15,224	11,482
*	Idorsia Ltd.	415,560	10,884
	Panalpina Welttransport Holding AG	67,887	10,515
	SFS Group AG	89,930	10,436
	Forbo Holding AG	5,976	9,224
	Valiant Holding AG	84,374	9,125
	Mobimo Holding AG	32,063	8,602
	Sulzer AG	67,713	8,207
	Emmi AG	10,478	7,537
	Daetwyler Holding AG	38,854	7,510

55

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Vontobel Holding AG	118,892	7,495
^	u-blox Holding AG	34,443	6,770
	Siegfried Holding AG	19,974	6,641
	Schweiter Technologies AG	4,952	6,420
	Inficon Holding AG	9,981	6,219
	Conzzeta AG	5,934	6,184
	Komax Holding AG	18,566	6,077
	St. Galler Kantonalbank AG	11,942	5,932
	Valora Holding AG	17,559	5,851
	COSMO Pharmaceuticals NV	38,477	5,776
	Bobst Group SA	41,276	5,483
^	Burckhardt Compression Holding AG	16,849	5,460
	Implenia AG	77,235	5,215
^,*	Meyer Burger Technology AG	2,965,627	5,076
	Ascom Holding AG	193,484	4,995
	VZ Holding AG	14,583	4,940
	Bachem Holding AG	29,404	4,646
	Autoneum Holding AG	15,447	4,447
	Interroll Holding AG	2,994	4,434
^,*	Basilea Pharmaceutica AG	56,618	4,404
	EFG International AG	400,805	4,232
	LEM Holding SA	2,493	4,222
	Huber & Suhner AG	78,338	4,084
	Rieter Holding AG	16,544	4,034
*	Arbonia AG	228,890	3,814
	Intershop Holding AG	6,412	3,205
*	Leonteq AG	48,104	3,104
	BKW AG	51,003	3,028
	Bossard Holding AG	12,845	3,027
	Bell Food Group AG	6,694	2,951
	Ypsomed Holding AG	16,152	2,660
	APG SGA SA	5,231	2,442
^	Kudelski SA	181,025	2,234
	Zehnder Group AG	51,472	2,111
	Vetropack Holding AG	1,098	2,111
	ALSO Holding AG	14,814	2,037
*	Schmolz & Bickenbach AG	2,126,087	1,832
	Swissquote Group Holding SA	44,459	1,740
	Plazza AG	4,621	1,081
^,*	Alpiq Holding AG	16,614	1,075
	Aryzta AG (Dublin Shares)	3,587	143
			7,057,481
United Kingdom (15.6%)
	HSBC Holdings plc	106,796,451	1,103,014
	Royal Dutch Shell plc Class A	24,118,399	805,158
	British American Tobacco plc	11,814,289	798,641
	BP plc	102,582,052	719,651
	Royal Dutch Shell plc Class B	19,947,729	671,728
	Diageo plc	13,152,446	482,100
	AstraZeneca plc	6,742,476	465,274
	GlaxoSmithKline plc	25,729,382	455,652
	Vodafone Group plc	141,846,777	448,382
	Prudential plc	13,763,300	352,486
	Lloyds Banking Group plc	379,845,093	348,315
	Unilever plc	6,152,921	341,283
	Rio Tinto plc	6,326,955	331,901
	Glencore plc	62,015,382	324,590
	Reckitt Benckiser Group plc	3,313,217	309,105
	Barclays plc	90,401,306	247,465
	BHP Billiton plc	11,066,805	223,777
	Imperial Brands plc	5,081,698	216,760
	National Grid plc	18,027,955	212,525
	Shire plc	3,512,903	182,045
*	Compass Group plc	8,410,605	181,353

56

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
BT Group plc	44,575,469	163,384
* Standard Chartered plc	14,344,969	150,647
Aviva plc	21,292,264	145,222
RELX NV	5,676,809	133,112
BAE Systems plc	16,946,232	130,934
Tesco plc	43,447,628	122,920
WPP plc	6,513,470	117,672
Legal & General Group plc	31,520,797	116,048
CRH plc	3,214,268	115,361
Anglo American plc	5,257,680	109,356
Experian plc	4,945,893	109,022
Rolls-Royce Holdings plc	8,747,687	99,837
Ferguson plc	1,350,896	96,947
SSE plc	5,434,538	96,615
London Stock Exchange Group plc	1,663,266	85,072
Standard Life Aberdeen plc	14,436,412	84,916
Smith & Nephew plc	4,652,847	80,510
Old Mutual plc	25,354,772	79,194
* Sky plc	5,499,331	75,052
Ashtead Group plc	2,640,989	70,836
Associated British Foods plc	1,848,471	70,307
* Royal Bank of Scotland Group plc	17,142,899	64,283
InterContinental Hotels Group plc	1,010,175	64,253
Shire plc ADR	409,640	63,543
Micro Focus International plc	1,869,393	63,535
Carnival plc	954,361	62,793
3i Group plc	5,062,439	62,325
Sage Group plc	5,742,529	61,736
Persimmon plc	1,635,989	60,441
Intertek Group plc	857,414	59,963
3 Worldpay Group plc	9,994,731	57,356
Centrica plc	29,723,898	55,140
Burberry Group plc	2,256,084	54,394
Kingfisher plc	11,546,945	52,724
Whitbread plc	976,149	52,658
Paddy Power Betfair plc	438,743	52,194
Land Securities Group plc	3,779,269	51,348
Mondi plc	1,948,152	50,630
British Land Co. plc	5,349,471	49,822
Bunzl plc	1,780,512	49,748
Randgold Resources Ltd.	495,203	49,172
Taylor Wimpey plc	17,242,480	47,973
International Consolidated Airlines Group SA (London Shares)	5,466,338	47,872
DCC plc	471,366	47,437
Barratt Developments plc	5,335,224	46,542
RSA Insurance Group plc	5,408,704	46,104
St. James's Place plc	2,780,165	45,929
Next plc	745,234	45,422
CRH plc	1,238,162	44,563
ITV plc	19,842,669	44,282
Pearson plc	4,314,062	42,736
Informa plc	4,381,243	42,628
Smiths Group plc	2,104,896	42,245
Johnson Matthey plc	1,013,838	42,012
Segro plc	5,295,079	41,914
Rentokil Initial plc	9,761,142	41,819
Smurfit Kappa Group plc	1,235,485	41,741
United Utilities Group plc	3,624,541	40,553
Croda International plc	675,640	40,277
GKN plc	9,146,197	39,332
Berkeley Group Holdings plc	671,323	37,974
Direct Line Insurance Group plc	7,341,674	37,779
DS Smith plc	5,285,843	36,845
Severn Trent plc	1,255,243	36,576

57

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Marks & Spencer Group plc	8,620,373	36,573
	TUI AG	1,696,313	35,143
	Hargreaves Lansdown plc	1,403,758	34,092
	Halma plc	2,005,546	34,077
	Coca-Cola HBC AG	1,042,659	34,052
	Wm Morrison Supermarkets plc	11,437,722	33,976
	Weir Group plc	1,183,915	33,868
*	Just Eat plc	3,060,731	32,194
	Bellway plc	654,220	31,363
	Hammerson plc	4,245,133	31,321
	John Wood Group plc	3,498,979	30,615
	Royal Mail plc	4,865,975	29,729
	Rightmove plc	489,524	29,707
	G4S plc	8,231,014	29,624
	Spirax-Sarco Engineering plc	390,625	29,533
	Admiral Group plc	1,074,852	28,992
	Hiscox Ltd.	1,467,263	28,974
	Melrose Industries plc	10,058,620	28,777
	Schroders plc	600,264	28,415
	Travis Perkins plc	1,334,810	28,223
	J Sainsbury plc	8,541,399	27,814
	Booker Group plc	8,779,008	27,126
	Meggitt plc	4,107,504	26,672
	RPC Group plc	2,167,506	25,746
	BBA Aviation plc	5,447,705	25,672
	IMI plc	1,424,961	25,601
	Antofagasta plc	1,833,377	24,744
	B&M European Value Retail SA	4,275,539	24,399
	Investec plc	3,373,979	24,294
	Man Group plc	8,653,557	24,080
	British American Tobacco plc ADR	358,284	24,001
3	Auto Trader Group plc	4,948,594	23,522
	Pennon Group plc	2,216,359	23,399
	Ladbrokes Coral Group plc	9,542,617	23,380
	Tate & Lyle plc	2,451,300	23,235
	Inchcape plc	2,201,664	23,194
	SSP Group plc	2,505,839	23,016
	easyJet plc	1,166,540	23,002
	Intermediate Capital Group plc	1,482,552	22,892
	Derwent London plc	532,332	22,397
	Phoenix Group Holdings	2,087,809	22,010
*	Cobham plc	12,786,057	21,755
^,*	CYBG plc	4,717,986	21,593
	Spectris plc	634,683	21,247
	UBM plc	2,106,106	21,204
	TP ICAP plc	2,944,848	21,111
*	Indivior plc	3,829,254	21,029
*	BTG plc	2,039,518	20,967
^,*	Metro Bank plc	433,578	20,931
*	Tullow Oil plc	7,266,352	20,232
	Howden Joinery Group plc	3,164,038	19,917
	Beazley plc	2,754,176	19,864
	Electrocomponents plc	2,349,918	19,837
	William Hill plc	4,543,440	19,708
^	GVC Holdings plc	1,557,778	19,446
3	ConvaTec Group plc	6,967,896	19,213
	Capita plc	3,524,752	19,045
	Fresnillo plc	985,419	18,934
	IG Group Holdings plc	1,929,758	18,684
	Jupiter Fund Management plc	2,203,443	18,645
3	Merlin Entertainments plc	3,750,136	18,372
^	Mediclinic International plc	2,075,090	18,161
	Playtech plc	1,555,412	18,052
	WH Smith plc	564,562	17,882

58

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Hays plc	7,110,451	17,513
	Shaftesbury plc	1,227,287	17,302
	Polymetal International plc	1,364,373	16,916
	Capital & Counties Properties plc	3,876,145	16,712
	NMC Health plc	426,593	16,569
	Rotork plc	4,572,857	16,416
	Great Portland Estates plc	1,751,018	16,251
	Inmarsat plc	2,453,491	16,230
	Intu Properties plc	4,725,239	16,103
	Close Brothers Group plc	809,979	15,826
	HomeServe plc	1,446,555	15,800
	Britvic plc	1,398,411	15,347
	Victrex plc	428,933	15,273
	UDG Healthcare plc	1,327,695	15,116
*	KAZ Minerals plc	1,240,173	14,908
*,3	Wizz Air Holdings plc	294,978	14,606
	Tritax Big Box REIT plc	7,239,585	14,558
	Balfour Beatty plc	3,632,258	14,529
	Dixons Carphone plc	5,265,709	14,126
	Dechra Pharmaceuticals plc	485,481	13,698
	NEX Group plc	1,674,682	13,692
	Aggreko plc	1,269,970	13,667
	UNITE Group plc	1,256,489	13,660
	Micro Focus International plc ADR	406,093	13,641
	Moneysupermarket.com Group plc	2,767,345	13,298
3	Sophos Group plc	1,723,884	13,274
	Babcock International Group plc	1,356,812	12,911
	Renishaw plc	183,221	12,856
	AVEVA Group plc	341,227	12,725
	Grafton Group plc	1,138,664	12,306
	IWG plc	3,541,242	12,298
	Bodycote plc	998,757	12,285
^,*	Ocado Group plc	2,296,974	12,265
	Jardine Lloyd Thompson Group plc	652,517	12,237
	Domino's Pizza Group plc	2,612,733	12,169
^	Greene King plc	1,628,197	12,167
	Centamin plc	5,696,833	12,134
	Cranswick plc	265,685	11,945
	Thomas Cook Group plc	7,206,070	11,926
	Evraz plc	2,588,503	11,831
	Greencore Group plc	3,777,726	11,707
	National Express Group plc	2,245,375	11,563
	Daily Mail & General Trust plc	1,420,488	11,406
	Hikma Pharmaceuticals plc	744,869	11,380
	Redrow plc	1,283,101	11,338
	Bovis Homes Group plc	713,927	11,272
	Ashmore Group plc	2,052,677	11,186
	BCA Marketplace plc	3,995,074	11,017
	Genus plc	321,155	10,981
	Pagegroup plc	1,642,248	10,348
	Essentra plc	1,410,744	10,086
	Saga plc	5,869,446	9,979
	Diploma plc	592,150	9,974
	Greggs plc	522,106	9,848
	Lancashire Holdings Ltd.	1,051,637	9,674
	Crest Nicholson Holdings plc	1,312,945	9,660
3	Countryside Properties plc	2,033,661	9,658
	Assura plc	11,116,195	9,579
*	Firstgroup plc	6,379,333	9,489
	Elementis plc	2,439,269	9,467
^	Provident Financial plc	781,839	9,458
	Synthomer plc	1,428,055	9,439
	Savills plc	702,276	9,398
	Paragon Banking Group plc	1,412,313	9,343

59

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

		Market
		Value
	Shares	($000)
QinetiQ Group plc	2,991,051	9,314
Petrofac Ltd.	1,355,174	9,304
Rathbone Brothers plc	268,614	9,248
BGEO Group plc	193,034	9,240
* Cairn Homes plc	3,844,051	9,025
Big Yellow Group plc	765,163	8,984
Vesuvius plc	1,137,269	8,929
JD Sports Fashion plc	1,948,690	8,829
* Cairn Energy plc	3,056,115	8,807
Cineworld Group plc	1,079,471	8,735
Workspace Group plc	638,316	8,635
Grainger plc	2,176,625	8,514
LondonMetric Property plc	3,380,783	8,491
Just Group plc	3,546,964	8,104
Drax Group plc	2,165,692	7,894
Senior plc	2,223,688	7,821
* Serco Group plc	5,818,861	7,746
3 John Laing Group plc	1,934,402	7,690
Entertainment One Ltd.	1,747,566	7,680
3 Ibstock plc	2,097,658	7,532
Galliford Try plc	432,865	7,497
Hill & Smith Holdings plc	413,774	7,486
Brewin Dolphin Holdings plc	1,424,505	7,472
AA plc	3,231,180	7,402
SIG plc	3,110,328	7,401
SuperGroup plc	272,572	7,270
Ultra Electronics Holdings plc	399,564	7,256
Kier Group plc	493,191	7,224
3 Hastings Group Holdings plc	1,653,475	7,149
Safestore Holdings plc	1,062,859	7,135
NewRiver REIT plc	1,565,765	7,057
3 ZPG plc	1,563,180	6,989
Morgan Advanced Materials plc	1,516,078	6,917
Fidessa Group plc	201,532	6,873
Card Factory plc	1,712,071	6,811
Dignity plc	267,556	6,551
Computacenter plc	411,865	6,420
J D Wetherspoon plc	374,079	6,358
* Sports Direct International plc	1,236,336	6,281
* Hunting plc	757,622	6,187
Ferrexpo plc	1,560,758	6,163
Stobart Group Ltd.	1,594,732	6,068
3 McCarthy & Stone plc	2,792,012	5,953
Dairy Crest Group plc	736,570	5,739
Virgin Money Holdings UK plc	1,489,890	5,707
^ TalkTalk Telecom Group plc	2,760,272	5,661
Fenner plc	1,045,041	5,640
OneSavings Bank plc	1,014,709	5,636
* Vectura Group plc	3,529,382	5,602
Pets at Home Group plc	2,344,178	5,576
F&C Commercial Property Trust Ltd.	2,951,847	5,422
Ted Baker plc	148,320	5,414
888 Holdings plc	1,408,741	5,363
* Aldermore Group plc	1,258,265	5,263
St. Modwen Properties plc	953,022	5,230
Polypipe Group plc	981,581	5,212
Mitie Group plc	1,990,919	5,186
Marston's plc	3,382,964	5,136
3 Spire Healthcare Group plc	1,489,768	5,095
esure Group plc	1,502,680	5,040
Halfords Group plc	1,061,368	5,016
Keller Group plc	382,960	5,014
Stagecoach Group plc	2,252,759	4,999
Telecom Plus plc	306,860	4,969

60

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

Market
Value
Shares			($000)
	Dunelm Group plc	521,088	4,857
	Hochschild Mining plc	1,339,619	4,761
	Laird plc	2,539,345	4,716
	Go-Ahead Group plc	232,788	4,684
*	EI Group plc	2,459,521	4,678
	De La Rue plc	537,287	4,654
	Vedanta Resources plc	429,172	4,643
	Renewi plc	3,301,217	4,604
	NCC Group plc	1,436,815	4,561
	PZ Cussons plc	998,724	4,374
	Mitchells & Butlers plc	1,132,323	4,322
	RPS Group plc	1,159,524	4,261
	Restaurant Group plc	1,049,677	4,259
	Chesnara plc	795,443	4,173
^	Hansteen Holdings plc	2,127,557	4,108
	UK Commercial Property Trust Ltd.	3,426,568	4,094
	Chemring Group plc	1,510,203	3,746
*,3	Alfa Financial Software Holdings plc	504,608	3,654
	Northgate plc	694,101	3,569
	Redefine International plc	7,151,573	3,535
	KCOM Group plc	2,822,600	3,468
	ITE Group plc	1,371,950	3,364
	Royal Dutch Shell plc Class A	100,638	3,354
*	Ophir Energy plc	3,543,607	3,250
	Picton Property Income Ltd.	2,872,662	3,239
	Oxford Instruments plc	275,580	3,161
	International Personal Finance plc	1,137,170	3,031
	N Brown Group plc	823,953	3,015
	Rank Group plc	898,123	2,943
	Devro plc	902,623	2,797
*	Petra Diamonds Ltd.	2,643,762	2,788
*	Allied Minds plc	1,218,380	2,709
^,*	Premier Oil plc	2,625,218	2,692
^	Debenhams plc	5,479,851	2,574
	Gocompare.Com Group plc	1,724,689	2,486
	Helical plc	534,953	2,455
	Lookers plc	1,744,963	2,432
	Schroder REIT Ltd.	2,778,618	2,268
^,*	AO World plc	1,514,985	2,233
	Acacia Mining plc	796,322	2,116
*	Premier Foods plc	3,546,507	2,059
	Daejan Holdings plc	24,911	2,045
*	Nostrum Oil & Gas plc	435,266	1,923
	Soco International plc	1,135,682	1,715
^,*	Countrywide plc	905,635	1,472
	Foxtons Group plc	1,268,680	1,400
*	Lamprell plc	1,284,816	1,355
3	CMC Markets plc	636,778	1,294
*	Interserve plc	747,203	959
	Smurfit Kappa Group plc (Dublin Shares)	27,640	937
	Carillion plc	2,486,319	579
*	Rhi Magnesita NV	1,692	89
*,2	Sole Realisation Co. plc	239	—
16,601,208
Total Common Stocks (Cost $86,162,439)			105,579,059

61

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2017

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
4,5	Vanguard Market Liquidity Fund	1.458%		17,998,094	1,799,989

				Face
Maturity				Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Cash Management Bill	1.048%	1/2/18	33,000	32,999
6	United States Treasury Bill	1.054%	2/1/18	11,000	10,989
6	United States Treasury Bill	1.105%	2/15/18	8,000	7,988
6	United States Treasury Bill	1.169%-1.182%	3/22/18	8,000	7,976
	United States Treasury Bill	1.398%	5/3/18	6,000	5,972
6	United States Treasury Bill	1.410%	5/24/18	1,000	994
6	United States Treasury Bill	1.446%	5/31/18	19,100	18,987
85,905
Total Temporary Cash Investments (Cost $1,885,768)					1,885,894
Total Investments (100.8%) (Cost $88,048,207)					107,464,953
Other Assets and Liabilities—Net (-0.8%)[5,7]					(828,424)
Net Assets (100%)					106,636,529

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,033,917,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate value of these securities was $1,154,971,000, representing 1.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $1,097,579,000 of collateral received for securities on loan.
6 Securities with a value of $48,294,000 have been segregated as initial margin for open futures contracts.
7 Cash of $840,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

62

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270 022018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 14, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 20, 2018
VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.